AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 4, 2001
                                                    FILE NO. 2-77284 (811-03459)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

               REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933           /X/

                         PRE-EFFECTIVE AMENDMENT NO. ___                     / /

                         POST-EFFECTIVE AMENDMENT NO. 50                     /X/

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 30                             /X/

--------------------------------------------------------------------------------
                             PENN SERIES FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
--------------------------------------------------------------------------------
                                600 DRESHER ROAD
                           HORSHAM, PENNSYLVANIA 19044
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                   REGISTRANT'S TELEPHONE NUMBER: 215-956-8000
--------------------------------------------------------------------------------
                                PETER M. SHERMAN
                                    PRESIDENT
                             PENN SERIES FUNDS, INC.
                        PHILADELPHIA, PENNSYLVANIA 19172
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                RICHARD W. GRANT
                                C. RONALD RUBLEY
                           MORGAN, LEWIS & Bockius LLP
                               1701 MARKET STREET
                           PHILADELPHIA, PA 19103-2921
--------------------------------------------------------------------------------
  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        ___ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
        _X_ ON MAY 1, 2001 PURSUANT TO PARAGRAPH (B) OF RULE 485
        ___ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH A (1) OF RULE 485
        ___ ON (DATE) PURSUANT TO PARAGRAPH (A) (1) OF RULE 485
        ___ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485
        ___ ON [DATE] PURSUANT TO PARAGRAPH (A)(2) OF RULE 485
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS -- May 1, 2001
--------------------------------------------------------------------------------

PENN SERIES FUNDS, INC.
600 DRESHER ROAD, HORSHAM, PA 19044 o TELEPHONE 800-523-0650

                                MONEY MARKET FUND

                           LIMITED MATURITY BOND FUND

                                QUALITY BOND FUND

                              HIGH YIELD BOND FUND

                              FLEXIBLY MANAGED FUND

                             GROWTH AND INCOME FUND

                               GROWTH EQUITY FUND

                              LARGE CAP VALUE FUND

                                 INDEX 500 FUND

                               MID CAP GROWTH FUND

                               MID CAP VALUE FUND

                              EMERGING GROWTH FUND

                              SMALL CAP VALUE FUND

                            INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

         Penn Series Funds, Inc. ("Penn Series") is an investment company that provides investment options for variable annuity and variable life insurance contracts issued by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, The Penn Insurance and Annuity Company ("PIA"). Penn Series offers 14 different portfolios or "Funds" advised by Independence Capital Management, Inc. ("ICMI") and, in the case of certain Funds, sub-advised by T. Rowe Price Associates, Inc., Putnam Investment Management LLC, Royce & Associates, Inc., Vontobel USA Inc., RS Investment Management, Inc., Neuberger Berman Management Inc., Turner Investment Partners, Inc. and Wells Capital Management Incorporated. One of the Funds, the Growth and Income Fund, is currently available only to certain contracts issued by Penn Mutual in the qualified pension plan market.
--------------------------------------------------------------------------------
PROSPECTUS CONTENTS                                                         PAGE
--------------------------------------------------------------------------------
INVESTMENT SUMMARIES
  Money Market Fund............................................................4
  Limited Maturity Bond Fund...................................................6
  Quality Bond Fund............................................................8
  High Yield Bond Fund........................................................10
  Flexibly Managed Fund.......................................................12
  Growth and Income Fund......................................................14
  Growth Equity Fund..........................................................16
  Large Cap Value Fund........................................................18
  Index 500 Fund..............................................................20
  Mid Cap Growth Fund.........................................................22
  Mid Cap Value Fund..........................................................24
  Emerging Growth Fund........................................................26
  Small Cap Value Fund........................................................28
  International Equity........................................................30
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION........................................................32
--------------------------------------------------------------------------------
MANAGEMENT
  Investment Adviser..........................................................32
  Sub-Advisers................................................................33
  Expenses and Limitations....................................................35
--------------------------------------------------------------------------------
ACCOUNT POLICIES
  Purchasing and Selling Fund Shares..........................................36
  How the Funds Calculate NAV.................................................36
  Dividends and Distributions.................................................37
  Taxes.......................................................................37
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS..........................................................38
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY:  MONEY MARKET FUND

INVESTMENT ADVISER:        Independence Capital Management, Inc.

INVESTMENT OBJECTIVE:      The investment objective of the Fund is to preserve
                           shareholder capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

INVESTMENT STRATEGY:       The Fund will invest in a diversified portfolio of
                           high quality money market instruments, which are rated within the two highest credit categories assigned by recognized rating organizations or, if not rated, are of comparable investment quality as determined by the Adviser. Investments include commercial paper, U.S. Treasury securities, bank certificates of deposit and repurchase agreements.
                           The Adviser looks for money market instruments that present minimal credit risks. Important factors in selecting investments include a company's profitability, ability to generate funds and capital adequacy, and liquidity of the investment. The Fund will invest only in securities that mature in 397 days or less. Penn Series policy is to maintain a stable price of $1.00 per share of the Fund.

RISKS OF INVESTING:        The Fund may be appropriate for investors who want to
                           minimize the risk of loss of principal and maintain liquidity of their investment, and at the same time receive a return on their investment. The Fund follows strict rules about credit risk, maturity and diversification of its investments. However, although the Fund seeks to preserve the value of your investment in shares of the Fund at $1.00 per share, there is no guarantee and it is still possible to lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
                           Corporation or any other government agency.

PERFORMANCE INFORMATION:   The bar chart and table below show the performance of
                           the Fund both year-by-year and as an average over different periods of time. They include only those periods in which ICMI managed the Fund's investments.
                           The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

                          For years ended December 31,

     2.53%    3.71%     5.51%    5.00%    5.15%    5.00%    4.66%   5.99%
--------------------------------------------------------------------------------
      1993     1994     1995     1996     1997     1998     1999     2000

        BEST QUARTER                WORST QUARTER
            1.57%                       0.61%
         (12/31/00)                   (3/31/93)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2000)

------------------------------------------------------------------------------

                                                  Money Market Fund
------------------------------------------------------------------------------
1 Year...............................                   5.99%
------------------------------------------------------------------------------
5 Year ..............................                   5.16%
------------------------------------------------------------------------------
Since November 1, 1992 1/............                   4.64%
------------------------------------------------------------------------------
1/ Date ICMI began managing the Fund's investments.

The current yield of the Money Market Fund for the seven-day period ended December 31, 2000 was 6.21 %.

INVESTMENT SUMMARY:  LIMITED MATURITY BOND FUND

INVESTMENT ADVISER:        Independence Capital Management, Inc.

INVESTMENT OBJECTIVE:      The investment objective of the Fund is to provide
                           the highest available current income consistent with liquidity and low risk to principal; total return is secondary.

INVESTMENT STRATEGY:       The Fund invests primarily in short- to intermediate
                           term investment-grade debt securities of U.S.
                           government and corporate issuers. The Adviser uses an active bond management approach. It seeks to find securities that are undervalued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. With this approach, the Adviser attempts to identify securities that are undervalued based on their quality, maturity, and sector in the market place. The Advisor will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). In addition, the Advisor will opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets. The Advisor will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.

                           DURATION: The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. Typically, with a 1% rise in interest rates, an investment's value may be expected to fall approximately 1% for each year of its duration. Although the Fund may invest in securities of any duration, under normal circumstances it maintains an average portfolio duration of one to three years.

                           QUALITY: The Fund will invest primarily in investment grade debt securities and no more than 10% of its assets in "junk bonds."

                           SECTORS: The Fund will invest primarily in Corporate Bonds and U.S. Government Bonds, including Mortgage-Backed and Asset-Backed Securities.

                           TURNOVER: Because the Adviser will look for inefficiencies in the market and sell when they feel a security is fully priced, turnover can be expected to be relatively high.

RISKS OF INVESTING:        An investment in the Fund may be appropriate for
                           investors who are seeking the highest current income consistent with liquidity and low risk to principal available through an investment in investment grade debt. The Fund's value will change primarily with the changes in the prices of fixed income securities
                           (e.g., bonds) held by the Fund. The value of fixed income securities will vary inversely with changes in interest rates. A decrease in interest rates will generally result in an increase in value of the Fund.
                           Conversely, during periods of rising interest rates, the value of the Fund will generally decline. Longer term fixed income securities tend to experience larger changes in value than shorter-term securities because they are more sensitive to interest rate changes. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. The prices of mortgage-backed securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce pre-payments, effectively lengthening the maturity of some mortgage-backed securities, and making them more volatile. Due to pre-payment risk, mortgage-backed securities may respond differently to changes in interest rates than other fixed income securities. As with investing in other securities whose prices increase or decrease in market value, you may lose money investing in the Fund.

PERFORMANCE INFORMATION:   The Fund commenced operations on May 1, 2000. Since
                           the Fund does not have a full calendar year of performance, performance results have not been provided.

--------------------------------------------------------------------------------
INVESTMENT SUMMARY:  QUALITY BOND FUND

INVESTMENT ADVISER:        Independence Capital Management, Inc.

INVESTMENT OBJECTIVE:      The Fund seeks the highest income over the long term
                           that is consistent with the preservation of principal.

INVESTMENT STRATEGY:       The Fund invests primarily in marketable
                           investment-grade debt securities. The portfolio manager heads up a team of analysts that uses an active bond management approach. It seeks to find securities that are undervalued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. With this approach, the Adviser attempts to identify securities that are undervalued based on their quality, maturity, and sector in the market place. The Advisor will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). In addition, the Advisor will opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets. The Advisor will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.

                           DURATION: The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. Typically, with a 1% rise in interest rates, an investment's value may be expected to fall approximately 1% for each year of its duration. Duration is set for the portfolio generally at between 3.5 and 5.5 years, depending on the interest rate outlook.

                           QUALITY: The Fund will invest primarily in investment grade debt securities and no more than 10% of the net assets in "junk bonds."

                           SECTORS: The fund will invest primarily in the following sectors: Corporate Bonds, U.S. Government Bonds, U.S. Government Agency Securities, Commercial Paper, Collateralized Mortgage Obligations, and Asset Backed Securities.

                           TURNOVER: Because the portfolio management team looks for inefficiencies in the market and will sell when they feel a security is fully priced, turnover can be relatively high. The Fund's annual portfolio turnover rates for 2000, 1999, and 1998 were 1,046.5%, 815.1%, and 477.2% respectively.

RISKS OF INVESTING:        An investment in the Fund may be appropriate for
                           investors who are seeking investment income and preservation of principal. The Fund's value will change primarily with the changes in the prices of the fixed income securities (e.g., bonds) held by the Fund. The value of the fixed income securities will vary inversely with changes in interest rates. A decrease in interest rates will generally result in an increase in value of the Fund. Conversely, during periods of rising interest rates, the value of the Fund will generally decline. Longer term fixed income securities tend to experience larger changes in value than shorter-term securities because they are more sensitive to interest rate changes. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher duration. The prices of mortgage-backed securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce pre-payments, effectively lengthening the maturity of some mortgage-backed securities, and making them more volatile. Due to pre-payment risk, mortgage-backed securities may respond differently to changes in interest rates than other fixed income securities. As with investing in other securities whose prices increase and decrease in market value, loss of money is a risk of investing in the Fund.

PERFORMANCE INFORMATION:   The bar chart and table below show the performance of
                           the Fund both year-by-year and as an average over different periods of time. They only include those periods in which ICMI managed the Fund's investments.
                           They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.


                          For years ended December 31,

       11.67%    -5.29%  20.14%   4.14%    8.03%    10.17%    0.00%   12.00%
--------------------------------------------------------------------------------
        1993     1994     1995     1996     1997     1998     1999     2000

        BEST QUARTER                WORST QUARTER
            6.31%                      (4.71)%
          (3/31/95)                   (3/31/94)

        Average Annual Total Return (for Periods Ended December 31, 2000)

--------------------------------------------------------------------------------------------------------------------
                                                                                SALOMON BROTHERS BROAD INVESTMENT
                                                  QUALITY BOND FUND                       BOND INDEX 1/
--------------------------------------------------------------------------------------------------------------------
1 Year...............................                   12.00%                                11.60%
--------------------------------------------------------------------------------------------------------------------
5 Year ..............................                    6.78%                                 6.45%
--------------------------------------------------------------------------------------------------------------------
Since November 1, 1992 2/............                    7.44%                                 7.15%
--------------------------------------------------------------------------------------------------------------------

1/ The Salomon Brothers Broad Investment Bond Index is an unmanaged index that is a widely recognized benchmark of general bond performance. The index is a passive measure of bond market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's results. Prior to December 31, 2000, the Quality Bond Fund used the Lehman Aggregate Bond Index as its comparative index. The average annual total return for the one, five and since inception periods ended December 31, 2000 for the Lehman Aggregate Bond Index were 11.63%, 6.46% and 7.12%, respectively.

2/ Date ICMI began managing the Fund's investments.

INVESTMENT SUMMARY: HIGH YIELD BOND FUND

INVESTMENT ADVISER:        Independence Capital Management, Inc.

SUB-ADVISER:               T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:      The investment objective of the Fund is to realize
                           high current income.

INVESTMENT STRATEGY:       The Fund invests in a widely diversified portfolio of
                           high-yield corporate bonds, often called "junk" bonds, income-producing convertible securities and preferred stocks. High-yield bonds are rated below investment-grade (BB and lower) and generally provide high income in an effort to compensate investors for their higher risk of default, that is the failure to make required interest or principal payments.
                           High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.
                           The Fund's dollar weighted average maturity generally is expected to be in the six to twelve year range. In selecting investments for the Fund, the Sub-Adviser relies extensively on its research analysts. When their outlook for the economy is positive, they may purchase slightly lower-rated bonds in an effort to secure additional income and appreciation potential.
                           When they are less positive, they may gravitate toward higher-rated junk bonds. The Fund may also invest in other securities, including futures and options, in keeping with its objective. The Fund may sell holdings for a variety of reasons, such as to adjust a portfolio's average maturity or quality, or to shift assets into higher yielding securities.

RISKS OF INVESTING:        An investment in the Fund may be appropriate for
                           long-term, risk oriented investors who are willing to accept the greater risks and uncertainties of investing in high yield bonds in the hope of earning high current income. The Fund's value will change primarily with changes in the prices of the bonds held by the Fund. The value of bonds will vary inversely with changes in interest rates. A decrease in interest rates will generally result in an increase in value of the Fund. Conversely, during periods of rising interest rates, the value of the Fund will generally decline. Longer term fixed income securities tend to suffer greater declines than shorter-term securities because they are more sensitive to interest rate changes.

                           Investing in high yield bonds involves additional risks, including credit risk. The value of high yield, lower quality bonds is affected by the creditworthiness of the companies that issue the securities, general economic and specific industry conditions. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments. Therefore, the Fund's credit risk increases when the U.S. economy slows or enters a recession. The share price of the Fund is expected to be more volatile than the share price of a fund investing in higher quality securities, which react primarily to the general level of interest rates. In addition, the trading market for lower quality bonds may be less active and less liquid, that is, the Sub-Adviser may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues can cause substantial price swings. As a result, the price at which lower quality bonds can be sold may be adversely affected and valuing such lower quality bonds can be a difficult task. The Fund may be more vulnerable to interest rate risk if it is focusing on BB rated bonds, since better-quality junk bonds follow the higher-grade market to some extent. But if the Fund's focus is bonds rated B and below, credit risk will probably predominate. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:   The bar chart and table below show the performance of
                           the Fund both year-by-year and as an average over different periods of time. They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.


                          For years ended December 31,


      37.01% 15.80%  19.81%   7.33%  16.41%  13.87%  15.78%  4.75%  4.24% -3.69%
--------------------------------------------------------------------------------
       1991   1992    1993    1994    1995    1996    1997   1998   1999   2000

        BEST QUARTER                WORST QUARTER
           14.09%                      (4.48)%
          (3/31/91)                   (09/30/98)


        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2000)

--------------------------------------------------------------------------------------------------------------------
                                                                                           FIRST BOSTON
                                                 HIGH YIELD BOND FUND                   HIGH YIELD INDEX 1/
--------------------------------------------------------------------------------------------------------------------
1 Year...............................                   (3.69)%                               (6.19)%
--------------------------------------------------------------------------------------------------------------------
5 Year ..............................                    6.75%                                 6.32%
--------------------------------------------------------------------------------------------------------------------
10 Year .............................                   11.00%                                12.16%
--------------------------------------------------------------------------------------------------------------------

1/ The First Boston Index is a widely recognized benchmark of high yield bond performance. The index is a passive measure of bond market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's results.

INVESTMENT SUMMARY:  FLEXIBLY MANAGED FUND

INVESTMENT ADVISER:        Independence Capital Management, Inc.

SUB-ADVISER:               T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:      The investment objective of the Fund is to maximize
                           total return (capital appreciation and income).

INVESTMENT STRATEGY:       The Sub-Adviser invests primarily in common stocks of
                           established U.S. companies that it believes have above average potential for capital growth. Common stocks typically constitute at least half of total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures and options, in keeping with the Fund's objective. The Fund's investments in common stocks generally fall into one of two categories. The larger category comprises long-term core holdings that the Sub-Adviser considers to be underpriced in terms of company assets, earnings, or other factors at the time they are purchased. The smaller category comprises opportunistic investments whose prices the
                           Sub-Adviser expects to rise in the short-term, but not necessarily over the long-term. Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a "value approach" in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

                           The Fund's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund's cash reserve may reflect the manager's ability to find companies that meet valuation criteria rather than his market outlook. Bonds and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

RISKS OF INVESTING:        An investment in the Fund may be appropriate for
                           investors who are seeking a relatively conservative approach to investing for total return and are willing to accept the risks and uncertainties of investing in common stocks and bonds. The Fund's value will change primarily with changes in the prices of the securities held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies who issued the common stocks. In general, common stocks are more volatile than fixed income securities. However, over the long-term, common stocks have shown greater potential for capital appreciation. A particular risk of the Sub-Adviser's value approach is that some holdings may not recover and provide the capital growth anticipated. A sizable cash or fixed income position may hinder the Fund from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the Fund's share value could be hurt by rising interest rates or credit downgrades or defaults.
                           Convertible securities are also exposed to price fluctuations of the company's stock. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:   The bar chart and table below show the performance of
                           the Fund both year-by-year and as an average over different periods of time. They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

                          For years ended December 31,

     21.63%  9.61% 15.79%  4.14% 22.28% 16.37% 15.65%  6.09% 7.15%  22.22%
--------------------------------------------------------------------------------
      1991   1992   1993   1994   1995   1996   1997   1998  1999   2000

        BEST QUARTER                WORST QUARTER
           12.44%                      (9.28)%
         (03/31/91)                   (09/30/98)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2000)

--------------------------------------------------------------------------------------------------------------------
                                                FLEXIBLY MANAGED FUND                      S & P 500 1/
--------------------------------------------------------------------------------------------------------------------
1 Year...............................                   22.22%                               (9.11)%
--------------------------------------------------------------------------------------------------------------------
5 Year ..............................                   13.33%                                18.32%
--------------------------------------------------------------------------------------------------------------------
10 Year .............................                   13.90%                                17.49%
--------------------------------------------------------------------------------------------------------------------

1/ The S & P 500 is an unmanaged index that is a widely recognized benchmark of general market performance. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's results.

--------------------------------------------------------------------------------
INVESTMENT SUMMARY: GROWTH AND INCOME FUND

INVESTMENT ADVISER:        Independence Capital Management, Inc.

INVESTMENT OBJECTIVE:      The investment objective of the Fund is to provide
                           total return through a combination of current income and capital appreciation.

INVESTMENT STRATEGY:       The Fund invests primarily in common stocks of well
                           established companies that the Adviser believes have long-term potential for above average growth in earnings and income. The Adviser may from time to time invest in non-dividend paying companies with prospects for future income or capital appreciation.
                           The Adviser may also use convertible bonds or preferred stock to enhance income as well as provide capital appreciation. The Adviser emphasizes companies that it believes are capable of generating strong earnings and sales gains in an increasingly global economy. Companies with consistent earnings growth are most able to provide a predictable level of current income as well as the potential for growth in income over time. By its nature the Fund invests primarily in large-capitalization companies.


RISKS OF INVESTING:        An investment in the Fund may be appropriate for
                           investors who are willing to accept the uncertainties of investing in common stocks in the hope of earning above-average growth in capital and income. The
                           Fund's value will change primarily with changes in the prices of the stocks and other investments held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies who issued the common stock.
                           In general, common stocks are more volatile than other investments, such as fixed income securities.
                           However, over the long-term, common stocks have shown greater potential for capital appreciation. By investing in common stocks of larger, well established companies, the Adviser seeks to avoid some of the volatility associated with smaller, less well established companies. Investing in companies with dividends may also reduce the volatility associated with common stock investing. In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth companies, may underperform compared to other market segments or the equity markets as a whole.
                           Convertible bonds and preferred stocks may also be affected by the change in the level of interest rates and investor judgements about the quality of the issuer. As with investing in other securities whose prices increase or decrease in market value, you may lose money investing in the Fund.

PERFORMANCE INFORMATION:   The Fund commenced operations on May 1, 2000. Since
                           the Fund does not have a full calendar year of performance, performance results have not been provided.

--------------------------------------------------------------------------------
INVESTMENT SUMMARY: GROWTH EQUITY FUND

INVESTMENT ADVISER:        Independence Capital Management, Inc.

INVESTMENT OBJECTIVE:      The investment objective of the Fund is to achieve
                           long-term growth of capital and increase of future income.


INVESTMENT STRATEGY:       The Fund invests primarily in common stocks of well
                           established companies that the Adviser believes have long-term growth potential. In selecting the Fund's investments, the Adviser seeks companies that are expected to demonstrate long-term earnings growth that is greater than the projected growth rate of the economy as a whole. The Adviser emphasizes those companies that it believes are capable of generating consistently strong earnings and sales gains in an increasingly global economy. The Adviser believes that, over the long term, the earnings of well-established companies will not be as adversely affected by unfavorable economic conditions as the earnings of more cyclical companies. Secondarily, the Adviser also considers the dividend-paying potential of well-established companies.

RISKS OF INVESTING:        An investment in the Fund may be appropriate for
                           investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning above-average long-term growth of capital and income. The Fund's value will change primarily with changes in the prices of the common stocks held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies who issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. However, over the long-term, common stocks have shown greater potential for capital appreciation. By investing in the common stocks of larger, well-established companies, the Adviser seeks to avoid some of the volatility associated with investment in smaller, less well-established companies. In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth companies, may underperform compared to other market segments or the equity markets as a whole. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:   The bar chart and table below show the performance of
                           the Fund both year-by-year and as an average over different periods of time. They include only those periods in which ICMI managed the Fund's investments.
                           The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.


                          For years ended December 31,

         12.43%  -8.12%  26.45%  19.76%  26.74%  41.67%  34.10%  -26.10%
--------------------------------------------------------------------------------
          1993    1994    1995    1996    1997    1998    1999    2000


               BEST QUARTER                WORST QUARTER
                  27.93%                      (21.47)%
                (12/31/99)                   (12/31/00)

     AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2000)

--------------------------------------------------------------------------------------------------------------------
                                    Growth Equity Fund                          Russell 1000 Growth Index 1/
--------------------------------------------------------------------------------------------------------------------
1 Year.................................. (26.10)%                                        (22.42)%
--------------------------------------------------------------------------------------------------------------------
5 Year ................................. 16.34%                                            18.15%
--------------------------------------------------------------------------------------------------------------------
Since November 1, 1992 2/............... 14.25%                                            28.87%
--------------------------------------------------------------------------------------------------------------------

1/ The Russell 1000 Growth Index is an unmanaged index that is a widely recognized benchmark of general market performance. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's results. Prior to December 31, 2000, the Growth Equity Fund used the S&P 500 Index as its comparative index. The average annual total return for the one, five and since inception periods ended December 31, 2000 for the S&P 500 Index were (9.10)%, 18.32% and 17.48%, respectively.


2/ Date ICMI began managing the Fund's investments.

--------------------------------------------------------------------------------
INVESTMENT SUMMARY: LARGE CAP VALUE FUND


INVESTMENT ADVISER:        Independence Capital Management, Inc.


SUB-ADVISER:               Putnam Investment Management LLC.


INVESTMENT OBJECTIVE:      The investment objective of the Fund is to maximize
                           total return (capital appreciation and income).


INVESTMENT STRATEGY:       The Fund invests primarily in common stocks of large
                           capitalization companies that the Sub-Adviser believes are under-valued. In selecting individual investments for the Fund, the Sub-Adviser attempts to find value stocks that offer the potential for both current income and capital appreciation. To find such a stock, the Sub-Adviser considers a company's financial strength, competitive position in its industry and projected future earnings and dividends.
                           The Sub-Adviser will purchase the common stock of a company when it believes that the stock is undervalued compared to its true worth.

RISKS OF INVESTING:        An investment in the Fund may be appropriate for
                           investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning above-average total return. The
                           Fund's value will change primarily with changes in the prices of the common stocks held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies who issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities.
                           However, over the long-term, common stocks have shown greater potential for capital appreciation. In addition, the Fund is subject to the risk that its principal market segment, large capitalization value companies, may underperform compared to other market segments or the equity markets as a whole. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:   The bar chart and table below show the performance of
                           the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund's previous manager for the period prior to May 1, 2000. Since May 1, 2000,
                           Putnam Investment Management LLC has been responsible for the Fund's day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.


                          For years ended December 31,

       7.08%    2.92%   37.48%   25.19%   24.98%    9.95%   -0.80%   12.64%
--------------------------------------------------------------------------------
       1993     1994     1995     1996     1997     1998     1999     2000



                  BEST QUARTER                WORST QUARTER
                     16.16%                      (18.06)%
                   (06/30/97)                   (09/30/98)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2000)

--------------------------------------------------------------------------------------------------------------------
                                                 Large Cap Value Fund               Russell 1000 Value Index 1/
--------------------------------------------------------------------------------------------------------------------
1 Year...............................                   12.64%                                7.01%
--------------------------------------------------------------------------------------------------------------------
5 Year ..............................                   13.89%                                16.91%
--------------------------------------------------------------------------------------------------------------------
Since November 1, 1992 2/............                   14.49%                                17.37%
--------------------------------------------------------------------------------------------------------------------

1/ The Russell 1000 Growth Index is an unmanaged index that is a widely recognized benchmark of general market performance. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's results.

2/ Date OpCap Advisors, the Fund's previous manager, began managing the Fund's investments. Putnam Investment Management, LLC replaced OpCap Advisors as manager of the fund on May 1, 2000.

--------------------------------------------------------------------------------
INVESTMENT SUMMARY: INDEX 500 FUND

INVESTMENT ADVISER:        Independence Capital Management, Inc.

SUB-ADVISER:               Wells Capital Management Incorporated


INVESTMENT OBJECTIVE:      The Fund's investment objective is total return
                           (capital appreciation and income) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks.

INVESTMENT STRATEGY:       The Fund invests substantially all of its assets in
                           securities listed in the S&P 500 Index which is comprised of 500 selected securities (mostly common stocks). The Sub-Adviser does not actively manage the Fund's assets using traditional investment analysis.
                           Instead, the Sub-Adviser invests in each company in the S&P 500 Index in proportion to its weighting in the Index. In this manner, the Sub-Adviser attempts to match the return of the S&P 500 as closely as possible.

RISKS OF INVESTING:        An investment in the Fund may be appropriate for
                           investors who are willing to accept the uncertainties of investing in common stocks in the hope of earning a return consistent with the S&P 500 Index. The
                           Fund's value will change primarily with changes in the prices of the stocks and other investments held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies who issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. However, over the long-term, common stocks have shown greater potential for capital appreciation. The Fund is also subject to the risk that the performance of the Fund may not correlate to that of the S&P 500 Index. In addition, the Fund is subject to the risk that the securities that comprise the S&P 500 may underperform other market segments or the equity markets as a whole. As with investing in other securities whose prices increase or decrease in market value, you may lose money investing in the Fund.

PERFORMANCE INFORMATION:   The Fund commenced operations on May 1, 2000. Since
                           the Fund does not have a full calendar year of performance, performance results have not been provided.

--------------------------------------------------------------------------------
INVESTMENT SUMMARY: MID CAP GROWTH FUND

INVESTMENT ADVISER:        Independence Capital Management, Inc.

SUB-ADVISER:               Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE:      The investment objective of the Fund is to maximize
                           capital appreciation.


INVESTMENT STRATEGY:       The Fund invests primarily in common stocks of U.S.
                           companies with medium market capitalizations that the Sub-Adviser believes have strong earnings growth potential. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Fund's current benchmark, the Russell Midcap Growth Index.
                           The Fund will invest in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the Russell Midcap Growth Index.
                           The Fund's exposure is generally limited to a maximum of 2% in any single issue. However, the Fund may hold up to two times the index weighting of those securities that comprise between 1% and 5% of the Index, and up to one and one half times the index weighting of those securities that comprise more than 5% of the Index. Due to its investment strategy, the Fund may buy and sell securities frequently which may result in higher transaction costs.

RISKS OF INVESTING:        An investment in the Fund may be appropriate for
                           investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average capital appreciation.
                           The Fund's value will change primarily with the changes in prices of the common stocks held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of individual companies that issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities.
                           However, over the long term, common stocks have shown greater potential for capital appreciation. In addition to the general risks of common stocks, an investment in mid-cap stocks may entail special risks. The prices of mid-cap stocks may be more volatile than investments in larger, more established companies. In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth companies, may underperform compared to other market segments or the equity markets as a whole. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:   The Fund commenced operations on May 1, 2000. Since
                           the Fund does not have a full calendar year of performance, performance results have not been provided.

--------------------------------------------------------------------------------
INVESTMENT SUMMARY: MID CAP VALUE FUND

INVESTMENT ADVISER:        Independence Capital Management, Inc.

SUB-ADVISER:               Neuberger Berman Management Inc.

INVESTMENT OBJECTIVE:      The investment objective of the Fund is to achieve
                           growth of capital.


INVESTMENT STRATEGY:       The Fund invests primarily in common stocks of U.S.
                           companies with medium market capitalizations that the Sub-Adviser believes are undervalued. In selecting individual securities, the Sub-Adviser seeks well-managed companies whose stock prices are undervalued. To identify these companies, the Sub-Adviser looks for strong business fundamentals, consistent cash flow, and a sound track record through all phases of the market cycle. The
                           Sub-Adviser may also consider the company's position relative to competitors, a high level of stock ownership among management and a recent sharp decline in the stock price that appears to be the result of a short-term market over-reaction to negative news. The
                           Sub-Adviser generally considers selling a stock when it reaches the Sub-Adviser's target price, when it fails to perform as expected, or when other opportunities appear more attractive. The Sub-Adviser seeks to reduce risk by diversifying among many companies and industries.

RISKS OF INVESTING:        An investment in the Fund may be appropriate for
                           investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average growth of capital.
                           The Fund's value will change primarily with the changes in prices of the common stocks held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of individual companies that issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities.
                           However, over the long term, common stocks have shown greater potential for capital appreciation. In addition to the general risks of common stocks, an investment in mid-cap stocks may entail special risks. The prices of mid-cap stocks may be more volatile than investments in larger, more established companies. In addition, the Fund is subject to the risks that its principal market segment, medium capitalization value companies, may underperform compared to other market segments or the equity markets as a whole. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:   The Fund commenced operations on May 1, 2000. Since
                           the Fund does not have a full calendar year of performance, performance results have not been provided.

--------------------------------------------------------------------------------
INVESTMENT SUMMARY: EMERGING GROWTH FUND

INVESTMENT ADVISER:        Independence Capital Management, Inc.

SUB-ADVISER:               RS Investment Management, Inc.

INVESTMENT OBJECTIVE:      The investment objective of the Fund is capital
                           appreciation.


INVESTMENT STRATEGY:       The Fund will invest primarily in common stocks of
                           emerging growth companies. In selecting the Fund's investments, the Sub-Adviser seeks companies that have the potential, based on superior products or services, operating characteristics, and financial capabilities, for growth more rapid than the overall economy. The Sub-Adviser considers a company's rate of earnings growth and the quality of management, the return on equity, and the financial condition of the company. In addition to these factors, the Sub-Adviser focuses on companies that enjoy a competitive advantage in the marketplace. The
                           Sub-Adviser emphasizes companies in those sectors of the economy that are experiencing rapid growth.

RISKS OF INVESTING:        An investment in the Fund may be appropriate for
                           investors who are willing to accept the risks and uncertainties of investing in emerging growth companies in the hope of earning above-average capital appreciation. The Fund's value will change with changes in the prices of the investments held by the Fund. The prices of common stocks held by the Fund will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies who issued common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. However, over the long term, common stocks have shown greater potential for capital appreciation. In addition to the general risks of common stocks, an investment in small-cap stocks may entail special risks. Small-cap stocks may be more volatile and less liquid than investments in larger, more established companies. Smaller capitalization companies may have limited product lines, markets or financial resources and may depend on a limited management group. As a result, smaller capitalization companies may be more vulnerable to adverse business or market developments. In addition, the Fund is subject to the risk that its principal market segment, small capitalization emerging growth companies, may underperform compared to other market segments or the equity markets as a whole. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:   The bar chart and table show the performance of the
                           Fund for both year-by-year and as an average over different periods of time. They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

                           For years ended December 31,

                           35.7%       185.03%      -28.54%
-------------------------------------------------------------------------------
                           1998         1999         2000

                      BEST QUARTER                WORST QUARTER
                        76.17%                      (27.12)%
                      (12/31/99)                   (12/31/00)


        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2000)

--------------------------------------------------------------------------------------------------------------------
                                                 EMERGING GROWTH FUND               RUSSELL 2000 GROWTH INDEX
--------------------------------------------------------------------------------------------------------------------
1 Year...............................                  (28.54)%                             (22.43)% 1/
--------------------------------------------------------------------------------------------------------------------
Since May 1, 1997 2/.................                   44.37%                                10.33%
--------------------------------------------------------------------------------------------------------------------

1/ The Russell 2000 Growth Index is an unmanaged index that is a widely recognized benchmark of general market performance. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's results.
2/ Date of inception.

--------------------------------------------------------------------------------
INVESTMENT SUMMARY: SMALL CAP VALUE FUND


INVESTMENT ADVISER:        Independence Capital Management, Inc.

SUB-ADVISER:               Royce & Associates, Inc.

INVESTMENT OBJECTIVE:      The investment objective of the Fund is to seek
                           capital appreciation.

INVESTMENT STRATEGY:       The Fund invests primarily in common stocks of small
                           cap and micro-cap companies in an attempt to take advantage of what the sub-adviser believes are opportunistic situations for undervalued securities.
                           Such opportunities may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset value or undervalued growth companies. The Fund will invest primarily in companies with a market capitalization of $1.5 billion or less.


RISKS OF INVESTING:        An investment in the Fund may be appropriate for
                           investors who are willing to accept the risks and uncertainties of investing in small-cap stocks in the hope of earning above-average capital appreciation.
                           The Fund's value will change primarily with changes in the prices of the stocks and other investments held by the Fund. The prices of common stocks will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies who issued the common stocks. In general, common stocks are more volatile than other investments, such as fixed income securities. However, over the long-term, common stocks have shown greater potential for capital appreciation.


                           In addition to the general risks of common stocks, an investment in small-cap stocks may entail special risks. Small-cap stocks may be more volatile and less liquid than investments in larger, more established companies. Smaller capitalization companies may have limited product lines, markets or financial resources and may depend on a limited management group. As a result, smaller capitalization companies may be more vulnerable to adverse business or market developments. These risks are even greater for the micro-cap companies that the Fund owns. Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt erratic price movements. Micro-cap companies are even more vulnerable to adverse business and market developments.


                           The Fund's ability to achieve its goal will depend largely on the Sub-Advisers's skill in selecting the Fund's investments using its opportunistic approach. In addition, the Fund is subject to the risk that its principal market segment, small capitalization companies, may underperform compared to other market segments or the equity markets as a whole. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:   The bar chart and table show the performance of the
                           Fund for both year-by-year and as an average over different periods of time. They represent the performance of the Fund's previous manager. Since May
                           1, 2000, Royce & Associates, Inc. has been responsible for the Fund's day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.



                                For years ended December 31,
                                ----------------------------
                     19.76%    23.02%    -9.16%    -1.33%    13.73%
--------------------------------------------------------------------------------
                      1996      1997      1998      1999      2000

        Best Quarter                Worst Quarter
           14.35%                      (14.69)%
         (12/31/98)                   (09/30/98)

        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2000)

--------------------------------------------------------------------------------
                             Small Cap Value Fund      Russell 2000 Value Index
--------------------------------------------------------------------------------
1 Year.....................        13.73%                       22.83% 1/
--------------------------------------------------------------------------------
5 Years....................         8.47%                       12.60%
--------------------------------------------------------------------------------
Since March 1, 1995 2/.....         9.44%                       14.51%
--------------------------------------------------------------------------------
1/ The Russell 2000 Value Index is an unmanaged index that is a widely recognized benchmark of general market performance. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's results.
2/ Date of Inception. Royce & Associates, Inc. became the new manager of the fund on May 1, 2000.

--------------------------------------------------------------------------------
INVESTMENT SUMMARY:  INTERNATIONAL EQUITY FUND

INVESTMENT ADVISER:        Independence Capital Management, Inc.

SUB-ADVISER:               Vontobel USA Inc.

INVESTMENT OBJECTIVE:      The investment objective of the Fund is to achieve
                           capital appreciation.


INVESTMENT STRATEGY:       The Fund invests primarily in large capitalization
                           common stocks of companies operating in the countries in Europe and the Pacific Basin that are generally considered to have developed markets. These include the eleven euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), the United
                           Kingdom, Denmark, Sweden, Switzerland, Norway, Japan,
                           Hong Kong, Australia, New Zealand and Singapore.
                           Using a bottom-up investment approach, focusing on individual stock selection, the Sub-Adviser seeks to identify high quality growth companies. Typically, these tend to be industry leaders that can sustain their superior records of quality earnings growth and operational profitability. The Sub-Adviser's goal is to construct a portfolio of the best companies in the developed markets of Europe and the Pacific Basin without significant deviations from the weightings of the MSCI EAFE Index. With approximately 80-100 stocks, the Fund also seeks to be well diversified in terms of industry exposure.

RISKS OF INVESTING:        An investment in the Fund may be appropriate for
                           investors who are willing to accept the risks and uncertainties of international investing in the hope of realizing capital appreciation while diversifying their investment portfolio. The Fund's value will change primarily with changes in the prices of the common stocks held by the Fund. The prices of common stocks held by the Fund will increase and decrease based on market conditions, specific industry conditions, and the conditions of the individual companies who issued the common stocks. In addition to the general risks of common stocks, foreign investing involves the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Fund's investments in foreign countries generally will be denominated in foreign currencies.
                           As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuing company's home country. The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques such as hedging, to manage these risks.
                           However, the Sub-Adviser cannot guarantee that it will succeed in doing so. In certain markets, it may not be possible to hedge currency risk. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:   The bar chart and table show the performance of the
                           Fund both year-by-year and as an average over different periods of time. They demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

                           For years ended December 31,
                           ----------------------------

  38.14%   -6.31%    13.80%    16.87%    10.41%    18.85%    45.78%   -18.67%
-------------------------------------------------------------------------------
  1993      1994      1995      1996      1997      1998      1999      2000

        Best Quarter                Worst Quarter
           32.31%                      (14.90)%
         (12/31/99)                   (09/30/98)


        AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2000)

--------------------------------------------------------------------------------
                                International
                                 Equity Fund               MSCI EAFE Index 1/
--------------------------------------------------------------------------------
1 Year.....................        (18.67)%                     (13.96)%
--------------------------------------------------------------------------------
5 Year ....................         12.70%                        7.19%
--------------------------------------------------------------------------------
Since November 2, 1992 2/..         13.09%                       10.62%
--------------------------------------------------------------------------------
1/ The Morgan Stanley Capital International EAFE Index is an unmanaged index that is a widely recognized benchmark of International Equity performance. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's results.

2/   Date of Inception.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


TEMPORARY INVESTING: When a Fund's Adviser or Sub-Adviser believes that changes in economic, financial or political conditions warrant, each Fund, except for the Index 500 Fund, may invest without limit in money market instruments and other short-term fixed income securities. If they incorrectly predict the effects of these changes, such defensive investments may adversely affect Fund performance.


PORTFOLIO TURNOVER: Consistent with their investment objectives, the Funds may sell securities without regard to the effect on portfolio turnover. A high rate of portfolio turnover may result in increased transaction costs.

INDEX 500 FUND: "S&P 500 Index" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index 500 Fund.

MANAGEMENT

INVESTMENT ADVISER


INDEPENDENCE CAPITAL MANAGEMENT, INC. Independence Capital Management, Inc. ("ICMI") serves as investment adviser to each of the Funds. ICMI is a wholly-owned subsidiary of Penn Mutual, a life insurance company that has been in the insurance and investment business since the late 1800s. Penn Mutual and its subsidiaries currently have assets under management of over $10.7 billion. ICMI was organized in June 1989 and, in addition to serving as investment adviser to the Funds, also serves as investment adviser to corporate and pension fund accounts. Its offices are located at 600 Dresher Road, Horsham, Pennsylvania 19044. As of December 31, 2000, ICMI serves as investment adviser for over $2 billion of investment assets.


ICMI provides day-to-day portfolio management services for the MONEY MARKET, LIMITED MATURITY BOND, QUALITY BOND, GROWTH AND INCOME, AND GROWTH EQUITY FUNDS.


Nils L. Berglund, Vice President of Independence Capital Management, Inc. and Richardson T. Merriman, Senior Vice President of Independence Capital Management, Inc., are primarily responsible for the day-to-day management of the Growth Equity Fund. Mr. Merriman has been responsible for management of the Growth Equity Fund since 1995, assisted by Mr. Berglund. In addition to serving as officers of Independence Capital Management, Inc., Messrs. Merriman and Berglund serve as President and Senior Vice President, respectively, of The Pennsylvania Trust Company.

Joanne T. Fredericks and George C. McFarland, Jr., Vice Presidents of Independence Capital Management, Inc., are primarily responsible for the day-to-day management of the Growth and Income Fund. Ms. Fredericks has also served as Senior Vice President of The Pennsylvania Trust Company since April, 2000 and prior thereto, was Senior Vice President at First Investment Advisors, a division of First Union Bank. Mr. McFarland has also served as Vice President of The Pennsylvania Trust Company since April 1998 and prior thereto, was an attorney at High, Swartz, Roberts & Seidel LLP.

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., manages the Money Market, Limited Maturity Bond and Quality Bond Funds. He has served as portfolio manager of the Money Market and Quality Bond Funds since November 1992 and the Limited Maturity Bond Fund since its inception in May, 2000. Mr. Sherman is Executive Vice President and Chief Investment Officer of Penn Mutual; prior to May 1996, he was Vice President, Fixed Income Portfolio Management, Penn Mutual.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
--------------------------------------------------------------------------------


In addition, ICMI provides investment management services to the HIGH YIELD BOND, FLEXIBLY MANAGED, LARGE CAP VALUE, INDEX 500, MID CAP GROWTH, MID CAP VALUE, SMALL CAP VALUE, EMERGING GROWTH and INTERNATIONAL EQUITY FUNDS through Sub-Advisers that are specially selected and qualified to manage the Funds.


MANAGER OF MANAGERS STRUCTURE. ICMI acts as "manager of manager" for the Funds. In this capacity, ICMI has hired sub-advisers to manage the assets of the High Yield Bond, Flexibly Managed, Large Cap Value, Index 500, Mid Cap Growth, Mid Cap Value, Emerging Growth, Small Cap Value and International Equity Funds. ICMI remains responsible for the performance of these Funds as it recommends hiring or changing sub-advisers to the Company's Board of Directors. Each Sub-Adviser makes investment decisions for the Fund it manages. ICMI over-sees the sub-advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style.


Shareholders of the High Yield Bond, Flexibly Managed, Growth and Income, Large Cap Value, Emerging Growth, Small Cap Value and International Equity Funds have authorized ICMI, subject to the supervision and approval of the Company's Board of Directors, to hire and terminate sub-advisers without shareholder approval.

ICMI currently manages the assets of the Money Market, Quality Bond and Growth Equity Funds. While it has no present intention to do so, shareholders of these Funds have authorized ICMI, subject to the supervision and approval of the Company's Board of Directors, to hire sub-advisers without shareholder approval.


Shareholders of the Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds may, in the future, be asked to approve a proposal authorizing ICMI subject to the supervision and approval of the Company's Board of Directors, to hire, terminate and replace sub-advisers without shareholder approval.


SUB-ADVISERS


T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price Associates, Inc. ( "Price Associates ") is sub-adviser to the FLEXIBLY MANAGED and the HIGH YIELD BOND FUNDS. As sub-adviser, Price Associates provides day-to-day portfolio management services to the Funds. Price Associates was incorporated in 1947 as successor to the investment counseling firm founded by the late Mr. Thomas Rowe Price, Jr. in 1937. T. ROWE PRICE GROUP, INC. OWNS 100% OF THE STOCK OF PRICE ASSOCIATES. Its corporate home office is located at 100 East Pratt Street, Baltimore, Maryland 21202. Price Associates serves as investment adviser to a variety of individual and institutional investors accounts, including other mutual funds. As of December 31, 2000, Price Associates and its affiliates, managed more than $166 billion of assets for over eight million individual and institutional accounts.


Richard P. Howard, Vice President of Price Associates, has been primarily responsible for the day-to-day investment management of the Flexibly Managed Fund since 1989. During the past five years, he has served as a Vice President and an Equity Portfolio Manager of Price Associates.


Mark J. Vaselkiv, Managing Director of Price Associates, has been primarily responsible for the day-to-day investment management of the High Yield Bond Fund since 1996. During the past five years, he has been a Vice President and a portfolio manager in the taxable bond department of Price Associates.

PUTNAM INVESTMENT MANAGEMENT LLC. Putnam Investment Management LLC ("PUTNAM") is sub-adviser to the LARGE CAP VALUE FUND. As sub-adviser, Putnam provides investment management services to the Fund. Putnam is located at One Post Office Square, Boston, MA 02109. As of December 31, 2000, Putnam and its affiliates had approximately $370 billion in assets under management.


Deborah F. Kuenster is primarily responsible for the day-to-day portfolio management of the Large Cap Value Fund. Ms. Kuenster is Managing Director, Chief Investment Officer of the Large Cap Value Equities Group of Putnam and joined Putnam in 1997. Prior to joining Putnam, Ms. Kuenster was a Senior Portfolio Manager of DuPont Pension Fund Investment from 1989 to 1997. Ms. Kuenster has more than 21 years of investment experience and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
--------------------------------------------------------------------------------


WELLS CAPITAL MANAGEMENT INCORPORATED. Wells Capital Management Incorporated ("Wells") is sub-adviser to the INDEX 500 FUND. As sub-adviser, Wells provides day-to-day portfolio management services to the Fund. Wells is located at 525 Market Street, 10th Floor, San Francisco, California 94105. As of December 31, 2000, Wells and its affiliates had approximately $88 billion in assets under management.


David D. Sylvester and Laurie R. White have primary responsibility for the day-to-day management of the Index 500 Fund. Mr. Sylvester is an Executive Vice President at Wells and has been affiliated with Wells or its affiliates since 1979. Ms. White has been a Managing Director at Wells and has been affiliated with Wells or its affiliates since 1991.


TURNER INVESTMENT PARTNERS, INC. Turner Investment Partners, Inc. ("TURNER") is sub-adviser to the MID CAP GROWTH FUND. As sub-adviser, Turner provides investment management services to the Fund. Turner is located at 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312. As of December 31, 2000, Turner had approximately $10.1 billion in assets under management.

Chris McHugh, Bill McVail and Robert Turner are primarily responsible for the day-to-day portfolio management of the Mid Cap Growth Fund. Mr. McHugh is Senior Equity Fund Portfolio Manager of Turner and joined Turner in 1990. Mr. McVail is Senior Equity Portfolio Manager of Turner and joined Turner in 1998. Prior to 1998, Mr. McVail was Portfolio Manager at PNC Equity Advisors. Mr. Turner founded Turner in 1990 and serves as TURNER'S Chairman and Chief Investment Officer.

NEUBERGER BERMAN MANAGEMENT INC. Neuberger Berman Management, Inc. ("NEUBERGER BERMAN") is sub-adviser to the MID CAP VALUE FUND. As sub-adviser, Neuberger Berman provides investment management services to the Fund. Neuberger Berman is located at 605 Third Avenue, 2nd Floor, New York, New York 10158. As of December 31, 2000, Neuberger Berman and its affiliates had approximately $55.5 billion in assets under management.

Robert I. Gendelman is primarily responsible for the day-to-day management of the Mid Cap Value Fund's assets. Mr. Gendelman is a Vice President of Neuberger Berman and is a Managing Director of Neuberger Berman, LLC. Mr. Gendelman has been a portfolio manager with Neuberger Berman since 1994.

ROYCE & ASSOCIATES, INC. Royce & Associates, Inc. ("ROYCE") is sub-adviser to the SMALL CAP VALUE FUND. As sub-adviser, Royce provides investment management services to the Fund. Royce is located at 1414 Avenue of the Americas, New York, New York 10019. As of December 31, 2000, Royce had approximately $3.8 billion in assets under management.


Boniface A. Zaino has primary responsibility for the day-to-day investment management of the Fund. Mr. Zaino is a Managing Director and Senior Portfolio Manager at Royce. He has joined Royce in 1998 from Trust Company of the West where he was Group Managing director since 1984.


RS INVESTMENT MANAGEMENT, INC. (formerly, Robertson Stephens Investment Management, Inc.) RS Investment Management, Inc. ("RSIM") is sub-adviser to the EMERGING GROWTH FUND. As sub-adviser, RSIM provides day-to-day portfolio management services to the Fund. RSIM is located at 388 Market Street, San Francisco, CA 94111. As of December 31, 2000, RSIM managed more than $8.7 billion for individual and institutional clients.


James Callinan, Portfolio Manager of RSIM, is responsible for managing the Emerging Growth Fund. Mr. Callinan has more than ten years of investment research and management experience. From 1986 until June 1996, Mr. Callinan was employed by Putnam Investments, where, beginning in June 1994, he served as portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan received an A.B. in economics from Harvard College, and M.S. in accounting from New York University, and an M.B.A. from Harvard Business School, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
--------------------------------------------------------------------------------


VONTOBEL USA INC. Vontobel USA Inc. ("Vontobel") is sub-adviser to the INTERNATIONAL EQUITY FUND. As sub-adviser, Vontobel provides day-to-day portfolio services to the Fund. Vontobel is a wholly owned subsidiary of Vontobel Holding AG, and an affiliate of Bank Vontobel AG, one of the largest private banks and brokerage firms in Switzerland. Its principal place of business is located at 450 Park Avenue, New York, New York 10022. As of December 31, 2000, Vontobel managed assets of over $1.9 billion, a substantial part of which was invested outside of the United States. The Vontobel group of companies has investments in excess of $50 billion under management.

Fabrizio Pierallini and Rajiv Jain are responsible for the day-to-day investment management of the International Equity Fund. Mr. Pierallini is a Managing Director and Senior Vice President at Vontobel. Mr. Pierallini has more than 20 years of investment research and management experience. Mr. Pierallini joined Vontobel in April 1994 and was appointed Chief Investment officer in December 1999. Prior to joining Vontobel, he served as Associate Director/Portfolio Manager, Swiss Bank Corporation, New York. Mr. Jain is a First Vice President of Vontobel and an Associate Portfolio Manager of the International Equity Fund. Mr. Jain has over ten years of experience. Mr. Jain joined Vontobel in November of 1994. Prior thereto, he served as an equity analyst with Swiss Bank Corporation, New York.


EXPENSES AND LIMITATIONS

The Funds bear all expenses of its operations other than those incurred by its investment adviser and sub-advisers under the investment advisory agreement and investment sub-advisory agreements and those incurred by Penn Mutual under its administrative and corporate services agreement. In particular, each Fund pays investment advisory fees, administrator's fees, shareholder servicing fees and expenses, custodian and accounting fees and expenses, legal and auditing fees, expenses of printing and mailing prospectuses and shareholder reports, registration fees and expenses, proxy and annual meeting expenses, and directors' fees and expenses.

As explained below, the investment adviser, the investment sub-advisers and/or Penn Mutual have contractually agreed to waive fees or reimburse expenses to the extent the Fund's total expense ratio (excluding interest, taxes, brokerage, other expenses which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses, but including investment advisory and administrative and corporate services fees) exceeds the expense limitation for the Fund. The expense limitations for the Funds are as follows:

---------------------------------------------------------------------------------------------------------------
             Fund               Expense Limitation                Fund                 Expense Limitation
---------------------------------------------------------------------------------------------------------------
         Money Market                 0.80%                  Large Cap Value                  1.00%
---------------------------------------------------------------------------------------------------------------
     Limited Maturity Bond            0.90%                     Index 500                    0.40%*
---------------------------------------------------------------------------------------------------------------
         Quality Bond                 0.90%                  Mid Cap Growth                   1.00%
---------------------------------------------------------------------------------------------------------------
        High Yield Bond               0.90%                   Mid Cap Value                   1.00%
---------------------------------------------------------------------------------------------------------------
       Flexibly Managed               1.00%                  Emerging Growth                  1.15%
---------------------------------------------------------------------------------------------------------------
       Growth and Income              1.00%                  Small Cap Value                  1.15%
---------------------------------------------------------------------------------------------------------------
         Growth Equity                1.00%               International Equity                1.50%
---------------------------------------------------------------------------------------------------------------

*Penn Mutual currently intends to voluntarily waive its fees and reimburse expenses so that the Index 500 Fund's total expenses do not exceed 0.25%.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
--------------------------------------------------------------------------------

All waivers of fees or reimbursements of expenses with respect to the Flexibly Managed, High Yield Bond, and Emerging Growth Funds will be shared equally by the sub-advisers and Penn Mutual. For the Money Market, Quality Bond, Growth Equity, Large Cap Value and Small Cap Value Funds, the Adviser will waive fees with regard to the entirety of the first 0.10% of excess above the expense limitations; Penn Mutual will waive fees or reimburse expenses for the entirety of any additional excess above the first 0.10%. For the International Equity Fund, the sub-adviser will waive fees with regard to the entirety of the first 0.10% of excess above the expense limitations; Penn Mutual will waive fees or reimburse expenses for the entirety of any additional excess above the first 0.10%. For the Limited Maturity Bond, Growth and Income, Index 500, Mid Cap Growth and Mid Cap Value, Penn Mutual will waive fees or reimburse expenses for the entirety of any excess above the expense limitation.


For the year ended December 31, 2000, the Funds paid ICMI a fee based on the average daily net assets of the Fund, at the following annual rate: Money Market
Fund: 0.26%; Quality Bond Fund: 0.37%; High Yield Bond Fund: 0.50%; Flexibly Managed Fund: 0.57%; Growth Equity Fund: 0.57%; Large Cap Value Fund: 0.57%; Emerging Growth Fund: 0.72%; Small Cap Value Fund: 0.75%; and International Equity Fund: 0.81%.

For the period May 1, 2000 to December 31, 2000, the Funds paid ICMI a fee based on the average daily net assets of the Fund, at the following rate: Limited Maturity Bond Fund: 0.30%; Growth and Income Fund: 0.50%; Index 500 Fund: 0.07%; Mid Cap Growth Fund: 0.70%; and Mid Cap Value Fund: 0.55%.


ACCOUNT POLICIES

PURCHASING AND SELLING FUND SHARES


Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").


The Funds offer their shares only to Penn Mutual and PIA for separate accounts they establish to fund variable life insurance and variable annuity contracts. Penn Mutual or PIA purchases or redeems shares of the Funds based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.


The price per share will be the net asset value per share ("NAV") next determined after receipt of the purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Funds (except for the Money Market Fund) as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The NAV of the Money Market Fund is calculated at Noon (Eastern Time) on each day that the NYSE is open.


HOW THE FUNDS CALCULATE NAV

In calculating NAV, the Funds (except for the Money Market Portfolio) generally value their portfolio securities at their market price. If market prices are unavailable or the Funds think that they are unreliable, the Funds may determine fair value prices using methods approved by the Board of Directors. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these Funds' investments may change on days when you cannot purchase or sell Fund shares. The Money Market Portfolio values its assets by the amortized cost method, which approximates market value.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their NET investment income annually as dividends and make distributions of NET REALIZED capital gains, if any, at least annually except for distributions from the Money Market Portfolio which will be made monthly.

TAXES


The Company expects all net investment income and net realized capital gains of the Funds to be distributed at least annually and that the Funds will not pay federal income taxes. The Company does not expect the Funds to be subject to federal excise taxes with respect to undistributed income.


Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net INVESTMENT income and net realized capital gains that the Funds distribute are not currently taxable to owners of variable annuity or variable life insurance contracts when left to accumulate in the contracts OR UNDER A QUALIFIED PENSION OR RETIREMENT PLAN.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the variable annuity or VARIABLE LIFE INSURANCE CONTRACT PROSPECTUS.


Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE MONEY MARKET FUND


The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                                                            Year ended December 31,
                                                      2000          1999          1998           1997          1996
                                                   ---------      --------      ---------    ----------     ----------

Net asset value, beginning of year...............  $   1.00      $    1.00      $    1.00    $     1.00     $     1.00
                                                   --------      ---------      ---------    ----------     ----------
Income from investment operations:
Net investment income............................    0.0583         0.0456         0.0489        0.0503         0.0489
                                                   --------      ---------      ---------    ----------     ----------
   Total from investment operations..............    0.0583         0.0456         0.0489        0.0503         0.0489
                                                   --------      ---------      ---------    ----------     ----------
Less dividends:
Dividends from net investment income.............   (0.0583)       (0.0456)       (0.0489)      (0.0503)       (0.0489)
                                                   --------      ---------      ---------    ----------     ----------
Total dividends..................................   (0.0583)       (0.0456)       (0.0489)      (0.0503)       (0.0489)
                                                   --------      ---------      ---------    ----------     ----------
Net asset value, end of year.....................  $   1.00      $    1.00      $    1.00    $     1.00     $     1.00
                                                   ========      =========      =========    ==========     ==========
   Total  return.................................      5.99%          4.66%          5.00%         5.15%          5.00%

Ratios/Supplemental data:
Net assets, end of year (in thousands)...........  $ 94,045      $  86,581      $  53,626    $   37,476     $   34,501
                                                   ========      =========      =========    ==========     ==========
Ratio of expenses to average net assets..........      0.58%          0.72%          0.72%         0.70%          0.73% (a)
                                                   ========      =========      =========    ==========     ==========
Ratio of net investment income to average net
assets...........................................      5.89%          4.60%          4.88%         5.04%          4.88% (a)
                                                   ========      =========      =========    ==========     ==========

(a) Had fees not been waived by the investment advisor and administrator of the Fund, the ratios of expenses to average net assets would have been .74%, and the ratios of net investment income to average net assets would have been 4.87% for the year ended December 31, 1996.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


THE LIMITED MATURITY BOND FUND

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                                                      Period ended December 31,
                                                                                 2000*
                                                                      -------------------------
Net asset value, beginning of year................................           $      10.00
                                                                             ------------
Income from investment operations:
Net investment gain...............................................                   0.41
                                                                             ------------
Net realized and unrealized gain on investment transactions.......                   0.30
                                                                             ------------
   Total from investment operations...............................                   0.71
                                                                             ------------
Less distributions:
Dividends from net investment income..............................                  (0.41)
                                                                             ------------
Distribution from net realized gains..............................                  (0.17)
                                                                             ------------
   Total distributions............................................                  (0.58)
                                                                             ------------
Net asset value, end of period....................................           $      10.13
                                                                             ============
   Total  return..................................................                  7.18% (b)

Ratios/Supplemental data:
Net assets, end of year (in thousands)............................           $     10,898
                                                                             ============
Ratio of expenses to average net assets...........................                   0.71%(a)
                                                                             ============
Ratio of net investment income to average net assets..............                   6.01%(a)
                                                                             ============
Portfolio turnover rate...........................................                  331.6%
                                                                             ============

------------
* For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

(a) Annualized.
(b) Not annualized.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE QUALITY BOND FUND


The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.



                                                                                 Year ended December 31,
                                                             2000           1999          1998         1997             1996
                                                          ----------    -----------     ---------   ----------     ----------
Net asset value, beginning of year......................  $    10.40   $      10.40     $   10.20   $    10.00     $    10.24
                                                          ----------    -----------     ---------   ----------     ----------
Income from investment operations:
Net investment income...................................        0.52           0.54          0.51         0.60           0.66
Net realized and unrealized gain (loss) on investment
transactions............................................        0.66          (0.54)         0.53         0.20          (0.24)
                                                          ----------    -----------     ---------   ----------     ----------
   Total from investment operations.....................        1.18           0.00          1.04         0.80           0.42
                                                          ----------    -----------     ---------   ----------     ----------
Less distributions:
Dividend from net investment income.....................       (1.06)          0.00         (0.51)       (0.60)         (0.66)
Distribution from net realized gain.....................       (0.17)          0.00         (0.33)        0.00           0.00
Distribution in excess of net realized gain.............       (0.02)          0.00          0.00         0.00           0.00
                                                          ----------    -----------     ---------   ----------     ----------
   Total distributions..................................       (1.25)          0.00         (0.84)       (0.60)         (0.66)
                                                          ----------    -----------     ---------   ----------     ----------
Net asset value, end of year............................  $    10.33    $     10.40     $   10.40   $    10.20     $    10.00
                                                          ==========    ===========     =========   ==========     ==========
   Total return.........................................       12.00%          0.00%        10.17%        8.03%          4.14%

Ratios/Supplemental data:
Net assets, end of year (in thousands)..................  $   96,073    $    55,975     $  53,505   $   40,077     $   37,611
                                                          ==========    ===========     =========   ==========     ==========
Ratio of expenses to average net assets.................        0.68%          0.77%         0.77%        0.75%          0.77%(a)
                                                          ==========    ===========     =========   ==========     ==========
Ratio of net investment income to average net assets....        5.92%          5.21%         5.26%        5.87%          6.03%(a)
                                                          ==========    ===========     =========   ==========     ==========
Portfolio turnover rate.................................     1,046.5%         815.1%        477.2%       317.3%         107.6%
                                                          ==========    ===========     =========   ==========     ==========

(a) Had fees not been waived by the investment advisor and administrator of the Fund, the ratio of expenses to average net assets would have been .78%, and the ratio of net investment income to average net assets would have been 6.02%, for the year ended December 31, 1996.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HIGH YIELD BOND FUND

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.



                                                                                  Year ended December 31,
                                                            2000            1999          1998            1997           1996
                                                        -----------      ---------     ----------      ----------     ----------
Net asset value, beginning of year...................   $     9.58       $    9.19     $     9.52      $     8.91     $     8.44
                                                        -----------      ---------     ----------      ----------     ----------
Income from investment operations:
Net investment income................................         0.91            0.89           0.79            0.80           0.70
Net realized and unrealized gain (loss)  on
investment transactions..............................        (1.24)          (0.50)         (0.33)           0.61           0.47
                                                        -----------      ---------     ----------      ----------     ----------
   Total from investment operations                          (0.33)           0.39           0.46            1.41           1.17
                                                        -----------      ---------     ----------      ----------     ----------
Less distributions:
Dividend from net investment income                          (1.80)           0.00         (0.79)           (0.80)         (0.70)
   Total distributions...............................        (1.80)           0.00         (0.79)           (0.80)         (0.70)
                                                        -----------      ---------     ----------      ----------     ----------
Net asset value, end of year.........................   $     7.45      $     9.58     $     9.19      $     9.52     $     8.91
                                                        ===========      =========     ==========      ==========     ==========
   Total return......................................        (3.69)%          4.24%          4.75%          15.78%         13.87%

Ratios/Supplemental data:
Net assets, end of year (in thousands)...............   $   51,150      $   69,928     $   69,003      $   59,138     $   44,042
                                                        ===========      =========     ==========      ==========     ==========
Ratio of expenses to average net assets..............         0.87% (a)       0.85%          0.82%           0.81%          0.84%
                                                        ===========      =========     ==========      ==========     ==========
Ratio of net investment income to average net assets.        10.07% (a)       9.11%          8.30%           8.96%          8.14%
                                                        ===========      =========     ==========      ==========     ==========
Portfolio turnover rate..............................         65.4%           78.2%          82.7%          111.3%         118.5%
                                                        ===========      =========     ==========      ==========     ==========

(a) Had fees not been waived by the investment adviser and administrator o f the Fund, the ratio of expenses to average net assets would have been 0.91 % and the ratio of net investment income to average net assets would have been 10.04% for the year ended December 31, 2000.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FLEXIBLY MANAGED FUND


The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                                                                     Year ended December 31,
                                                                                     -----------------------
                                                                  2000           1999          1998          1997           1996
                                                               ----------     ---------     ---------   -----------    ----------
Net asset value, beginning of year..........................   $    19.62     $   18.31     $   19.83   $     18.74    $    17.40
                                                               ----------     ---------     ---------   -----------    ----------
Income from investment operations:
Net investment income.......................................         0.58          0.67          0.60          0.61          0.65
Net realized and unrealized gain on investment transactions.         3.26          0.64          0.61          2.33          2.19
                                                               ----------     ---------     ---------   -----------    ----------
   Total from investment operations.........................         3.84          1.31          1.21          2.94          2.84
                                                               ----------     ---------     ---------   -----------    ----------
Less distributions:
Dividend from net investment income.........................        (1.33)         0.00         (0.60)        (0.61)        (0.65)
Distribution from net realized gains........................        (2.37)         0.00         (2.13)        (1.24)        (0.85)
                                                               ----------     ---------     ---------   -----------    ----------
   Total distributions                                              (3.70)         0.00         (2.73)        (1.85)        (1.50)
                                                               ----------     ---------     ---------   -----------    ----------
Net asset value, end of year................................   $    19.76     $   19.62     $   18.31   $     19.83    $    18.74
                                                               ==========     =========     =========   ===========    ==========
   Total return.............................................       22.22%          7.15%         6.09%        15.65%        16.37%

Ratios/Supplemental data:
Net assets, end of year (in thousands)......................   $  432,379     $ 482,856     $ 545,486   $   516,139    $  398,544
                                                               ==========     =========     =========   ===========    ==========
Ratio of expenses to average net assets.....................        0.83%          0.76%         0.76%         0.76%         0.77%
                                                               ==========     =========     =========   ===========    ==========
Ratio of net investment income to average net assets........        2.92%          3.25%         2.78%         3.10%         3.90%
                                                               ==========     =========     =========   ===========    ==========
Portfolio turnover rate.....................................        30.6%          31.0%         48.0%         37.1%         32.9%
                                                               ==========     =========     =========   ===========    ==========


--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


THE GROWTH AND INCOME FUND

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                           Period ended December 31,
                                                                                    2000*
                                                                           -------------------------
Net asset value, beginning of year.......................................        $    10.00

Income (loss) from investment operations:
Net investment gain .....................................................              0.03
                                                                                 ----------
Net realized and unrealized (loss) on investment transactions............             (0.86)
                                                                                 ----------
   Total from investment operations......................................             (0.83)
                                                                                 ----------
Less distributions:
Dividends from net investment income.....................................             (0.03)
                                                                                 ----------
Distribution from net realized gains.....................................             (0.40)
                                                                                 ----------
   Total distributions...................................................             (0.43)
                                                                                 ----------
Net asset value, end of period...........................................        $     8.74
                                                                                 ==========
   Total  return.........................................................             (8.38)%(b)

Ratios/Supplemental data:
Net assets, end of year (in thousands)...................................        $   30,099
                                                                                 ==========
Ratio of expenses to average net assets..................................              0.81% (a)
                                                                                 ==========
Ratio of net investment income to average net assets.....................              0.36% (a)
                                                                                 ==========
Portfolio turnover rate..................................................              91.6%
                                                                                 ==========

* For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
------------
(a) Annualized.
(b) Not annualized.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE GROWTH EQUITY FUND

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                                   Year ended December 31,
                                                                 2000         1999            1998          1997         1996
                                                              ---------    ---------       ---------     ---------    ----------
Net asset value, beginning of year.......................     $   41.41    $   30.88       $   24.37     $   21.46    $    20.00
                                                              ---------    ---------       ---------     ---------    ----------
Income from investment operations:
Net investment income....................................         (0.08)       (0.05)           0.02          0.10          0.11
Net realized and unrealized gain (loss) on investment
transactions.............................................         (9.36)       10.58           10.12          5.64          3.85
                                                              ---------    ---------       ---------     ---------    ----------
   Total from investment operations......................         (9.44)       10.53           10.14          5.74          3.96
                                                              ---------    ---------       ---------     ---------    ----------
Less distributions:
Dividend from net investment income......................          0.00         0.00           (0.02)        (0.10)        (0.11)
Distribution from net realized gains.....................         (7.69)        0.00           (3.61)        (2.73)        (2.39)
Distribution in excess of net realized gains.............         (4.09)        0.00            0.00          0.00          0.00
                                                              ---------    ---------       ---------     ---------    ----------
   Total distributions...................................        (11.78)        0.00           (3.63)        (2.83)        (2.50)
                                                              ---------    ---------       ---------     ---------    ----------
Net asset value, end of year.............................     $   20.19    $   41.41       $   30.88     $   24.37    $    21.46
                                                              =========    =========       =========     =========    ==========
   Total return..........................................        (26.10)%      34.10%          41.67%        26.74%        19.76%

Ratios/Supplemental data:
Net assets, end of year (in thousands)...................     $ 216,016    $ 284,263       $ 195,692     $ 136,058    $  106,039
                                                              =========    =========       =========     =========    ==========
Ratio of expenses to average net assets..................          0.84%        0.73%           0.76%         0.77%         0.80%(a)
                                                              =========    =========       =========     =========    ==========
Ratio of net investment income  to average net assets....         (0.27)%      (0.14%)          0.08%         0.39%         0.48%(a)
                                                              =========    =========       =========     =========    ==========
Portfolio turnover rate..................................         309.3%       209.1%          161.3%        169.1%        177.1%
                                                              =========    =========       =========     =========    ==========

(a) Had fees not been waived by the investment advisor and administrator of the Fund, the ratio of expenses to average net assets would have been .81%, and the ratio of net investment income to average net assets would have been .47%, for the year ended December 31, 1996.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE LARGE CAP VALUE FUND

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                                                                  Year ended December 31,
                                                                 2000         1999         1998          1997          1996
                                                              ---------    ---------   -----------    ----------    ----------
Net asset value, beginning of year.....................       $   22.21    $   22.39   $     22.55    $    19.32    $    16.28
                                                              ---------    ---------   -----------    ----------    ----------
Income from investment operations:
Net investment income..................................            0.26         0.21          0.31          0.29          0.22
Net realized and unrealized gain (loss) on
investment transactions................................            2.10        (0.39)         1.85          4.53          3.88
                                                              ---------    ---------   -----------    ----------    ----------
   Total from investment operations....................            2.36        (0.18)         2.16          4.82          4.10
                                                              ---------    ---------   -----------    ----------    ----------
Less distributions:
Dividend from net investment income....................           (0.48)        0.00         (0.31)        (0.29)        (0.22)
Distribution from net realized gains...................           (6.02)        0.00         (2.01)        (1.30)        (0.84)
                                                              ---------    ---------   -----------    ----------    ----------
   Total distributions.................................           (6.50)        0.00         (2.32)        (1.59)        (1.06)
                                                              ---------    ---------   -----------    ----------    ----------
Net asset value, end of year...........................       $   18.07    $   22.21   $     22.39    $    22.55    $    19.32
                                                              =========    =========   ===========    ==========    ==========
   Total return........................................           12.64%       (0.80)%        9.59%        24.98%        25.19%

Ratios/Supplemental data:
Net assets, end of year (in thousands).................       $ 221,583    $ 290,937   $   335,479    $  302,960    $  200,674
                                                              =========    =========   ===========    ==========    ==========
Ratio of expenses to average net assets................            0.84%        0.76%         0.76%         0.76%         0.78%
                                                              =========    =========   ===========    ==========    ==========
Ratio of net investment income to average net                      1.34%        0.88%         1.27%         1.43%         1.38%
assets.................................................
                                                              =========    =========   ===========    ==========    ==========
Portfolio turnover rate................................           135.8%        67.6%         24.0%         18.7%         25.0%
                                                              =========    =========   ===========    ==========    ==========

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


THE INDEX 500 FUND

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                          Period ended December 31,
                                                                                     2000*
                                                                               -----------------
Net asset value, beginning of year...................................          $         10.00
                                                                               ---------------
Income (loss) from investment operations:
Net investment gain .................................................                     0.07
                                                                               ---------------
Net realized and unrealized (loss) on investment transactions........                    (0.91)
                                                                               ---------------
   Total from investment operations..................................                    (0.84)
                                                                               ---------------
Less distributions:
Dividends from net investment income.................................                    (0.07)
                                                                               ---------------
Distribution from net realized gains.................................                    (0.01)
                                                                               ---------------
   Total distributions...............................................                    (0.08)
                                                                               ---------------
Net asset value, end of period.......................................          $          9.08
                                                                               ===============
   Total  return.....................................................                    (8.40)% (c)

Ratios/Supplemental data:
Net assets, end of year (in thousands)...............................          $       213,398
                                                                               ===============
Ratio of expenses to average net assets..............................                     0.25% (a)(b)
                                                                               ===============
Ratio of net investment income to average net assets.................                     1.08% (a)(b)
                                                                               ===============
Portfolio turnover rate..............................................                      2.7%
                                                                               ===============


* For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

---------

(a)  Annualized.
(b) Had fees not been waived by the administrator of the Fund, the ratio of expenses to average net assets would have been 0.37% and the ratio of net investment income to average net assets would have been 0.97% for the Fund during the period ended December 31, 2000.
(c)  Not Annualized.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE MID CAP GROWTH FUND

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                                                                            Period ended December 31,
                                                                                                      2000*
                                                                                            -------------------------
Net asset value, beginning of year..................................................            $          10.00
                                                                                                ----------------
Income (loss) from investment operations:
Net investment gain (loss)..........................................................                       (0.03)
                                                                                                ----------------
Net realized and unrealized gain (loss) on investment transactions..................                       (1.22)
                                                                                                ----------------
   Total from investment operations.................................................                       (1.25)
                                                                                                ----------------
Less distributions:
Dividends from net investment income................................................                        0.00
                                                                                                ----------------
Distribution from net realized gains................................................                        0.00
                                                                                                ----------------
   Total distributions..............................................................                        0.00
                                                                                                ----------------
Net asset value, end of period......................................................            $           8.75
                                                                                                ================
   Total  return....................................................................                      (12.50%) (c)

Ratios/Supplemental data:
Net assets, end of year (in thousands)..............................................            $         54,805
                                                                                                ================
Ratio of expenses to average net assets.............................................                        1.00 (a)(b)
                                                                                                ================
Ratio of net investment income to average net assets................................                        0.60 (a)(b)
                                                                                                ================
Portfolio turnover rate.............................................................                       202.5%
                                                                                                ================


* For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
------------
(a)  Annualized.
(b) Had fees not been waived by the administrator of the Fund, the ratio of expenses to average net assets would have been 1.08% and the ratio of net investment income to average net assets would have been (0.68%) for the Mid Cap Growth Fund during the period ended December 31, 2000.
(c)  Not annualized.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


THE MID CAP VALUE FUND

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                                                                     Period ended December 31,
                                                                                               2000*
                                                                                          --------------
Net asset value, beginning of year...............................................         $        10.00
                                                                                          --------------
Income from investment operations:
Net investment gain .............................................................                   0.03
                                                                                          --------------
Net realized and unrealized gain on investment transactions......................                   2.37
                                                                                          --------------
   Total from investment operations..............................................                   2.40
                                                                                          --------------
Less distributions:
Dividends from net investment income.............................................                  (0.03)
                                                                                          --------------
Distribution from net realized gains.............................................                  (0.45)
                                                                                          --------------
   Total distributions...........................................................                  (0.48)
                                                                                          --------------
Net asset value, end of period...................................................         $        11.92
                                                                                          ==============
   Total  return.................................................................                  23.99% (b)

Ratios/Supplemental data:
Net assets, end of year (in thousands)...........................................         $       59,538
                                                                                          ==============
Ratio of expenses to average net assets..........................................                   0.90% (a)
                                                                                          ==============
Ratio of net investment income to average net assets.............................                   0.38% (a)
                                                                                          ==============
Portfolio turnover rate..........................................................                  213.0%
                                                                                          ==============

* For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

     (a) Annualized.
     (b) Not annualized.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE EMERGING GROWTH FUND



The following table includes selected data for a share outstanding throughout each period or year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                                                           Period ended
                                                                     Year Ended December 31,               December 31,
                                                                     -----------------------               ------------
                                                                2000           1999           1998             1997*
                                                            -----------    -----------    -----------      -----------

Net asset value, beginning of period or year.............   $     49.68    $     17.43    $     12.85      $     10.00
                                                            -----------    -----------    -----------      -----------
Income from investment operations:
Net investment loss......................................         (0.26)         (0.11)         (0.06)            0.00
Net realized and unrealized gain (loss)  on investment
transactions.............................................        (11.62)         32.36          (4.65)            3.92
                                                            -----------    -----------    -----------      -----------
   Total from investment operations......................        (11.88)         32.25           4.59             3.92
                                                            -----------    -----------    -----------      -----------
Less distributions:
Distribution from net realized gains.....................        (12.91)          0.00          (0.01)           (1.07)
                                                            -----------    -----------    -----------      -----------
   Total distributions...................................        (12.91)          0.00          (0.01)           (1.07)
                                                            -----------    -----------    -----------      -----------
Net asset value, end of period or year...................   $     24.89    $     49.68    $     17.43            12.85
                                                            ===========    ===========    ===========      ===========
   Total return..........................................        (28.54)%       185.03%         35.70%           39.22% (c)

Ratios/Supplemental data:
Net assets, end of period or year (in thousands).........   $   139,774    $   183,413    $    38,664           17,942
                                                            ===========    ===========    ===========      ===========
Ratio of expenses to average net assets..................          1.01%          1.04%          1.15% (b)        1.15% (a)(b)
                                                            ===========    ===========    ===========      ===========
Ratio of net investment income  to average net assets....         (0.68)%        (0.68)%        (0.66)%(b)       (0.73)%(a)(b)
                                                            ===========    ===========    ===========      ===========
Portfolio turnover rate..................................         145.3%         172.4%         240.9%           392.3%
                                                            ===========    ===========    ===========      ===========

* For the period from May 1, 1997 (commencement of operations) through December 31, 1997.

---------
(a)  Annualized.
(b) Had fees not been waived by the investment advisor and administrator of the Fund, the ratios of expenses to average net assets would have been 1.21% and 1.41%, and the ratios of net investment loss to average net assets would have been (0.73)% and (0.99)%, respectively, for the periods ended December 31, 1998 and December 31, 1997.
(c)  Not annualized.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE SMALL CAP VALUE FUND

The following table includes selected data for a share outstanding throughout each period or year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                                                              Year ended December 31,
                                                               2000         1999            1998           1997         1996
                                                           ---------     ----------      ----------      --------     ---------
Net asset value, beginning of period or year.............  $   12.64     $    12.81      $   14.43       $  12.53     $   10.96
                                                           ---------     ----------      ----------      --------     ---------
Income from investment operations:
Net investment income....................................       0.04           0.08           0.08           0.07          0.07
Net realized and unrealized gain (loss) on
investment transactions..................................       1.68          (0.25)         (1.41)          2.81          2.09
                                                           ---------     ----------      ----------      --------     ---------
   Total from investment operations......................       1.72          (0.17)         (1.33)          2.88          2.16
                                                           ---------     ----------      ----------      --------     ---------
Less distributions:
Dividend from net investment income......................      (0.12)          0.00          (0.08)         (0.07)        (0.07)
Distribution from net realized gains.....................      (1.30)          0.00          (0.21)         (0.91)        (0.52)
                                                           ---------     ----------      ----------      --------     ---------
   Total distributions...................................      (1.42)          0.00          (0.29)         (0.98)        (0.59)
                                                           ---------     ----------      ----------      --------     ---------
Net asset value, end of period or year...................  $   12.94     $    12.64      $   12.81       $  14.43     $   12.53
                                                           =========     ==========      ==========      ========     =========
   Total return..........................................     13.73%          (1.33)%        (9.16)%        23.02%        19.76%

Ratios/Supplemental data:
Net assets, end of period or year (in thousands).........  $  55,677     $   44,939      $  43,635       $ 38,726     $  16,134
                                                           =========     ==========      ==========      ========     =========
Ratio of expenses to average net assets..................      1.05%(a)        0.81%          0.82%          0.85%         0.99%(a)
                                                           =========     ==========      ==========      ========     =========
Ratio of net investment income to average net assets.....      0.38%(a)        0.65%          0.65%          0.66%         0.85%(a)
                                                           =========     ==========      ==========      ========     =========
Portfolio turnover rate..................................     135.4%          102.8%          61.9%          71.1%         39.2%
                                                           =========     ==========      ==========      ========     =========

----------
(a) Had fees not been waived by the investment advisor and administrator of the Fund, the ratios of expenses to average net assets would have been 1.09% and 1.06%, and the ratios of net investment loss to average net assets would have been 0.34% and 0.78%, respectively, for the year ended December 31, 2000 and the period ended December 31, 1996.
(b)  Not annualized.
(c)  Annualized.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE INTERNATIONAL EQUITY FUND

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.




                                                                                   Year ended December 31,
                                                                2000          1999         1998           1997         1996
                                                             ---------     ---------   -----------    ------------   ----------
Net asset value, beginning of year.......................    $   26.78     $   18.37   $     16.13    $      15.61   $    14.47
                                                             ---------     ---------   -----------    ------------   ----------
Income from investment operations:
Net investment income....................................         0.14          0.03          0.10            0.58         0.63
Net realized  and  unrealized  gain (loss) on  investment
transactions and foreign related transaction.............        (4.82)         8.38          2.93            1.04         1.81
                                                             ---------     ---------   -----------    ------------   ----------
   Total from investment operations......................        (4.68)         8.41          3.03            1.62         2.44
                                                             ---------     ---------   -----------    ------------   ----------
Less distributions:
Dividend from net investment income......................        (0.14)         0.00         (0.10)          (0.53)       (0.56)
Distribution in excess of net investment income .........         0.00          0.00         (0.08)           0.00        (0.74)
Distribution from net realized gains.....................        (4.59)         0.00         (0.61)          (0.57)        0.00
                                                             ---------     ---------   -----------    ------------   ----------
Distributions in excess of net realized gains............        (0.73)         0.00          0.00            0.00         0.00
                                                             ---------     ---------   -----------    ------------   ----------
   Total distributions...................................        (5.46)         0.00         (0.79)          (1.10)       (1.30)
                                                             ---------     ---------   -----------    ------------   ----------
Net asset value, end of year.............................    $   16.64     $   26.78   $     18.37    $      16.13   $    15.61
                                                             =========     =========   ===========    ============   ==========
   Total return..........................................       (18.67)%       45.78%        18.85%          10.41%       16.87%

Ratios/Supplemental data:
Net assets, end of year (in thousands)...................    $ 162,359     $ 215,312   $   153,822    $    129,638   $  104,418
                                                             =========     =========   ===========    ============   ==========
Ratio of expenses to average net assets..................         1.16%         1.08%         1.08%           1.13%        1.17%
                                                             =========     =========   ===========    ============   ==========
Ratio of net investment income to average net assets.....        (0.08)%         .20%         0.45%           0.62%        0.66%
                                                             =========     =========   ===========    ============   ==========
Portfolio turnover rate..................................         64.4%         45.0%         43.5%           35.7%        54.8%
                                                             =========     =========   ===========    ============   ==========

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION


In addition to this Prospectus, Penn Series has a Statement of Additional Information ("SAI"), dated May 1, 2001, which contains additional, more detailed information about the Funds. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


SHAREHOLDER REPORTS


Penn Series publishes annual and semi-annual reports containing additional information about each Fund's investments. In Penn Series' shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Fund's performance during that period.


You may obtain the SAI and shareholder reports without charge by contacting the Fund at 1-800-523-0650.


Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-942-8090); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, Penn Series' Investment Company Act registration number is 811-03459.

                       STATEMENT OF ADDITIONAL INFORMATION

                             PENN SERIES FUNDS, INC.

                                600 Dresher Road
                          Horsham, Pennsylvania 19044

Penn Series Funds, Inc. ("Penn Series") is a no-load mutual fund with fourteen separate investment portfolios (the "Funds").


                                MONEY MARKET FUND
                           LIMITED MATURITY BOND FUND
                                QUALITY BOND FUND
                              HIGH YIELD BOND FUND
                              FLEXIBLY MANAGED FUND
                             GROWTH AND INCOME FUND
                               GROWTH EQUITY FUND
                              LARGE CAP VALUE FUND
                                 INDEX 500 FUND
                               MID CAP GROWTH FUND
                               MID CAP VALUE FUND
                              EMERGING GROWTH FUND
                              SMALL CAP VALUE FUND
                            INTERNATIONAL EQUITY FUND



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Penn Series prospectus dated May 1, 2001. A copy of the prospectus is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - H3F, Philadelphia, PA, 19172. Or, you may call, toll free, 1-800-548-1119.


      The date of this Statement of Additional Information is May 1, 2001.

                                TABLE OF CONTENTS

Penn Series................................................................. 2
Investment Objectives....................................................... 2

Investment Policies......................................................... 3

Securities and Investment Techniques........................................11
          Investments in Debt Securities....................................11
          Investments in Foreign Equity Securities..........................15
          Investments in Smaller Companies..................................15
          Foreign Currency Transactions.....................................16
          Repurchase Agreements.............................................18
          Lending of Portfolio Securities...................................18
          Illiquid Securities...............................................18
          Warrants .........................................................19
          When-Issued Securities............................................19
          The Quality Bond Fund's Policy
          Regarding Industry Concentration..................................19
          Options  .........................................................20
          Futures Contracts.................................................21
          Investment Companies..............................................22
          Loan Participations and Assignments...............................22
          Trade Claims......................................................23

Investment Restrictions.....................................................24
          Money Market Fund.................................................24
          Limited Maturity Bond Fund........................................25
          Quality Bond Fund ................................................26
          High Yield Bond Fund..............................................27
          Flexibly Managed Fund.............................................28
          Growth and Income Fund............................................29
          Growth Equity Fund................................................30
          Large Cap Value Fund..............................................31
          Index 500 Fund....................................................32
          Mid Cap Growth Fund...............................................33
          Mid Cap Value Fund ...............................................33
          Emerging Growth Fund..............................................34
          Small Cap Value Fund..............................................35
          International Equity Fund.........................................36

General Information.........................................................37
          Investment Advisory Services......................................37
          Administrative and Corporate Services.............................40
          Accounting Services...............................................41
          Limitation on Fund Expenses.......................................42
          Portfolio Transactions............................................42
          Directors and Officers............................................45
          Custodial Services................................................47
          Independent Auditors..............................................47

          Legal Matters.....................................................47
          Net Asset Value of Shares.........................................47
          Ownership of Shares...............................................49
          Tax Status........................................................50
          Voting Rights ....................................................51

Performance Information.....................................................52
          Total Return......................................................52

Ratings of Commercial Paper.................................................54

Ratings of Corporate Debt Securities........................................55

Financial Statements of Penn Series.........................................57

Report of Independent Auditors.............................................115

--------------------------------------------------------------------------------
PENN SERIES

--------------------------------------------------------------------------------

         Penn Series is an open-end management investment company that offers shares of diversified portfolios for variable annuity and variable life insurance contracts issued by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, The Penn Insurance and Annuity Company ("PIA"). Penn Series was established as a Maryland corporation pursuant to Articles of Incorporation dated April 21, 1982.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES

--------------------------------------------------------------------------------

     The investment objectives of the Funds are as follows. There can be no assurance that these objectives will be achieved.

--------------------------------------------------------------------------------
MONEY MARKET FUND                    preserve shareholder capital, maintain
                                     liquidity and achieve the highest possible level of current income consistent therewith;

--------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND           highest available current income consistent
                                     with liquidity and low risk to principal;
                                     total return is secondary;

--------------------------------------------------------------------------------
QUALITY BOND FUND                    the highest income over the long term
                                     consistent with the preservation of
                                     principal;

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND                 high current income;

--------------------------------------------------------------------------------
FLEXIBLY MANAGED FUND                maximize total return (capital appreciation
                                     and income);

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND               provide total return through a combination
                                     of current income and capital appreciation;

--------------------------------------------------------------------------------
GROWTH EQUITY FUND                   long-term growth of capital and increase of
                                     future income;

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND                 maximize total return (capital appreciation
                                     and income);

--------------------------------------------------------------------------------
INDEX 500 FUND                       total return (capital appreciation and
                                     income) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks;

--------------------------------------------------------------------------------
MID CAP GROWTH FUND                  maximize capital appreciation;

--------------------------------------------------------------------------------
MID CAP VALUE FUND                   growth of capital;

--------------------------------------------------------------------------------
EMERGING GROWTH FUND                 capital appreciation;

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND                 capital appreciation;

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND            capital appreciation.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT POLICIES

--------------------------------------------------------------------------------

     Information in this Statement of Additional Information supplements the discussion in the Penn Series Prospectus regarding investment policies and restrictions of the Funds. Unless otherwise specified, the investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors without shareholder approval. Fundamental policies and restrictions of each Fund may not be changed without the approval of at least a majority of the outstanding shares of that Fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

--------------------------------------------------------------------------------
MONEY MARKET FUND

     INVESTMENT PROGRAM. The Fund invests in a diversified portfolio of money market securities, limited to those described below, which are rated within the two highest credit categories assigned by nationally recognized statistical rating organizations, or, if not rated, are of comparable investment quality as determined by Independence Capital Management, Inc. and approved by the Penn Series Board of Directors. Such securities include: (i) U.S. Government Obligations; (ii) U.S. Government Agency Securities; (iii) Bank Obligations;
(iv) Commercial Paper; (v) Short-Term Corporate Debt Securities; (vi) Canadian Government Securities, limited to 10% of the Fund's assets; (vii) Savings and Loan Obligations; (viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities other than Foreign Securities;
(x) Foreign Securities--U.S. dollar-denominated money market securities issued by foreign issuers, foreign branches of U.S. banks and U.S. branches of foreign banks; and (xi) Asset Backed Securities. Certain of the securities may have adjustable rates of interest with periodic demand features. The Fund may also invest in securities of investment companies that invest in money market securities meeting the foregoing criteria.

     PORTFOLIO QUALITY. The Fund will invest in U.S. dollar-denominated money market instruments determined by Independence Capital Management, under guidelines adopted by the Penn Series Board of Directors, to present minimum credit risk. This determination will take into consideration such factors as liquidity, profitability, ability to generate funds and capital adequacy. In addition, the Fund will observe investment restrictions contained in Rule 2a-7 promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, including the following: (a) the Fund will not invest in a money market instrument if, as a result, more than the greater of 1% of the Fund's total assets or $1,000,000 would be invested in securities of that issuer which are not rated in the highest rating category of nationally recognized statistical rating organizations (or, if not rated, are not of comparable quality); and (b) the Fund will not invest in a money market instrument if, as a result, more than 5% of the Fund's total assets would be invested in securities which are not rated in the highest rating category of nationally recognized statistical rating organizations (or, if not rated, are not of comparable quality).

--------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND

         The Fund invests in a diversified portfolio of short to intermediate term debt securities. The Fund will invest primarily in investment grade securities (e.g., AAA, AA, A or BBB by S&P) by at least one of the established rating agencies (S&P, Moody's, Duff & Phelps, Inc., Fitch Investors Service, Inc., or McCarthy, Crisanti & Maffei, Inc.) or, if not rated, are of equivalent investment quality as determined by the investment adviser. The Fund may also invest up to 10% of its net assets in "high yield" securities which are rated BB or B by S&P (or securities with a comparable rating by another established rating agency), and are sometimes referred to as "junk bonds." In normal times, at least 80% of the Fund's total assets will be invested in income producing securities. At least 75% of the value of the Fund's total assets (not including cash) will be invested in one or more of the following categories of investments: (i) Marketable Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Collateralized Mortgage Obligations; (viii) Securities of Certain Supranational Organizations;
(ix) Repurchase Agreements involving these securities; (x) Private Placements (restricted securities); (xi) Asset Backed Securities; and (xii) Municipal Obligations. In addition, the Fund may, as part of this minimum 75% of its assets, write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in interest rate futures contracts (and options thereon) for hedging purposes.

Without regard to the above described quality of investments, the Fund may invest up to 25% of the value of its total assets (not including cash) in convertible securities, which can be converted into or which carry warrants to purchase common stock or other equity interests, and preferred and common stocks. The Fund may from time to time purchase these securities on a when-issued basis; the value of such income-producing securities may decline or increase prior to settlement date.

--------------------------------------------------------------------------------
QUALITY BOND FUND

     The Fund invests in a diversified portfolio primarily consisting of long, intermediate, and short-term marketable (i.e., securities for which market quotations are readily available) debt securities. Except as provided below, the Fund will only purchase debt securities that are considered investment grade securities (e.g., AAA, AA, A, or BBB by S&P) by at least one of the established rating agencies (S&P, Moody's, Duff & Phelps, Inc., Fitch Investors Service, Inc., or McCarthy, Crisanti & Maffei, Inc.) or, if not rated, are of equivalent investment quality as determined by the investment adviser. The Fund may also invest up to 10% of its net assets in securities rated BB or B by S&P (or securities with a comparable rating by another established rating agency), which are sometimes referred to as "junk bonds." In normal times, at least 80% of the Fund's total assets will be invested in income producing securities. At least 75% of the value of the Fund's total assets (not including cash) will be invested in one or more of the following categories of investments: (i) Marketable Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Collateralized Mortgage Obligations;
(viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities; (x) Private Placements (restricted securities); (xi) Asset Backed Securities; and (xii) Municipal Obligations. In addition, the Fund may, as part of this minimum 75% of its assets, write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in interest rate futures contracts (and options thereon) for hedging purposes. Without regard to the above described quality of investments, the Fund may invest up to 25% of the value of its total assets (not including cash) in Convertible Securities, which can be converted into or which carry warrants to purchase common stock or other equity interests, and Preferred and Common Stocks. The Fund may from time to time purchase these securities on a when-issued basis; the value of such income-producing securities may decline or increase prior to settlement date.

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

     The Fund will invest at least 80% of the value of its total assets in a widely diversified portfolio of high-yield corporate bonds, often called "junk" bonds, income-producing convertible securities and preferred stocks. The Fund seeks to invest its assets in securities rated Ba or lower by Moody's, or BB or lower by S&P, or, if not rated, of comparable investment quality as determined by the Sub-Adviser.

     Because high yield bonds involve greater risks than higher quality bonds, they are referred to as "junk bonds." The Fund may, from time to time, purchase bonds that are in default, rated Ca by Moody's or D by S&P, if, in the opinion of the Sub-Adviser, there is potential for capital appreciation. Such bonds are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation (see "Ratings of Corporate Debt Securities"). In addition, the Fund may invest its portfolio in medium quality investment grade securities (rated Baa by Moody's or BBB by S&P) which provide greater liquidity than lower quality securities. Moreover, the Fund may, for temporary defensive purposes under extraordinary economic or financial market conditions, invest in higher quality securities.

     Investments in the Fund's portfolio may include: (i) Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Securities of Certain Supranational Organizations;

(viii) Repurchase Agreements involving these securities; (ix) Private Placements (restricted securities); (x) Foreign Securities; (xi) Convertible Securities--debt securities convertible into or exchangeable for equity securities or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities; (xii) Preferred Stocks--securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company's earnings and assets; (xiii) Loan Participation and Assignments; (xiv) Trade Claims; (xv) Deferrable Subordinate Securities and (xvi) Zero Coupon and Pay-in-Kind Bonds. Zero Coupon and Pay-in-Kind Bonds can be more volatile than coupon bonds. There is no limit on the Fund's investment in these securities. The Fund may purchase securities, from time to time, on a when-issued basis; the value of such securities may decline or increase prior to settlement date.

     CREDIT ANALYSIS. Because investment in lower and medium quality fixed-income securities involves greater investment risk, including the possibility of default or bankruptcy, achievement of the Fund's investment objectives will be more dependent on the Sub-Adviser's credit analysis than would be the case if the Fund were investing in higher quality fixed-income securities. Although the ratings of Moody's or S&P are used as preliminary indicators of investment quality, a credit rating assigned by such a commercial rating service will not measure the market risk of lower quality bonds and may not be a timely reflection of the condition and economic viability of an individual issuer.

     The Sub-Adviser places primary significance on its own in-depth credit analysis and security research. The Fund's investments will be selected from an approved list of securities deemed appropriate for the Fund by the Sub-Adviser, which maintains a credit rating system based upon comparative credit analyses of issuers within the same industry and individual credit analysis of each company. These analyses take into consideration such factors as a corporation's present and potential liquidity, profitability, internal capability to generate funds, and adequacy of capital. Although some issuers do not seek to have their securities rated by Moody's or S&P, such unrated securities will also be purchased by the Fund only after being subjected to analysis by the Sub-Adviser. Unrated securities are not necessarily of lower quality than rated securities, but the market for rated securities is usually broader.


     MATURITY. The maturity of debt securities may be considered long (10 plus years), intermediate (1 to 10 years), or short-term (12 months or less). The proportion invested by the Fund in each category can be expected to vary depending upon the evaluation of market patterns and trends by the Sub-Adviser. Normally, the Fund's dollar weighted average maturity is expected to be in the 6 to 12 year range.


      YIELD AND PRICE. Lower to medium quality, long-term fixed-income securities typically yield more than higher quality, long-term fixed-income securities. Thus, the Fund's yield normally can be expected to be higher than that of a fund investing in higher quality debt securities. The yields and prices of lower quality fixed income securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income markets, changes in perception of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality securities, which may result in greater price and yield volatility. For a given period of time, the Fund may have a high yield but a negative total return.

      DEFERRABLE SUBORDINATED SECURITIES. Recently, securities have been issued which have long maturities and are deeply subordinated in the issuer's capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain "equity-like" features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. The High Yield Bond Fund will invest in these securities to the extent their yield, credit, and maturity characteristics are consistent with the Fund's investment objective and program.

     OTHER INVESTMENTS. The Fund may invest up to 20% of its total assets in dividend-paying preferred or common stocks (including up to 10% in warrants to purchase common stocks) that are considered by the Sub-Adviser to be consistent with the Fund's current income and capital appreciation investment objectives.

In seeking higher income or a reduction in principal volatility, the Fund may write covered call options and purchase covered put options and spreads and purchase uncovered put options and uncovered call options; and the Fund may invest in interest rate futures contracts (and options thereon) for hedging purposes. There are also special risks associated with investments in foreign securities whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies. Currency risk affects the Fund to the extent that it holds nondollar foreign bonds.

     ADDITIONAL RISKS OF HIGH YIELD INVESTING. There can be no assurance that the High Yield Bond Fund will achieve its investment objective. The high yield securities in which the Fund may invest are predominantly speculative with regard to the issuer's continuing ability to meet principal and interest payments. The value of the lower quality securities in which the Fund may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. Furthermore, the share price and yield of the Fund are expected to be more volatile than the share price and yield of a fund investing in higher quality securities, which react primarily to movements in the general level of interest rates. The Sub-Adviser carefully considers these factors and the Fund attempts to reduce risk by diversifying its portfolio, by analyzing the creditworthiness of individual issuers, and by monitoring trends in the economy, financial markets, and specific industries. Such efforts, however, will not eliminate risk. High yield bonds may be more susceptible than investment grade bonds to real or perceived adverse economic and competitive industry conditions. High yield bond prices may decrease in response to a projected economic downturn because the advent of a recession could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. Highly leveraged issuers also may find it difficult to obtain additional financing during a period of rising interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. As such, the prices at which lower quality bonds can be sold may be adversely affected and valuing such lower quality bonds can be a difficult task. If market quotations are not available, these securities will be valued by a method that, in the good faith belief of the Fund's Board of Directors, accurately reflects fair value. The judgment of the Penn Series Board of Directors plays a greater role in valuing high yield securities than is the case with respect to securities for which more objective market data are available.

     During 2000 the dollar weighted average ratings (computed monthly) of the debt obligations held by the Fund (excluding equities and reserves), expressed as a percentage of the Fund's total net investments, were as follows:

STANDARD AND POOR'S RATINGS           PERCENTAGE OF TOTAL NET INVESTMENTS**
         AAA                                          0.00%
         AA                                           0.00%
         A                                            0.00%
         BBB                                          1.00%
         BB                                          13.60%
         B                                           58.60%
         CCC                                          8.70%
         CC                                           0.00%
         C                                            0.00%
         D                                            0.10%
         Unrated*                                     3.90%

* T. Rowe Price Associates, Inc. has advised that in its view the unrated debt obligations were comparable in quality to debt obligations rated in the S&P categories as follows: A 0.20%; BBB: 0.00%; BB:0.00%; B: 3.00%; CCC:0.70%;
   CC: 0.00%; C: 0.00%; D: 0.00%; Unrated: 0.00%.
** Unaudited.

--------------------------------------------------------------------------------
FLEXIBLY MANAGED FUND

      In addition to investing in common stocks, the Fund may invest in the following securities:

     o Equity-related securities, such as convertible securities (i.e., bonds or preferred stock convertible into or exchangeable for common stock), preferred stock, warrants, futures, and options.

     o Corporate debt securities within the four highest credit categories assigned by established rating agencies, which include both high and medium-quality investment grade bonds. The Fund may also invest in non-investment grade corporate debt securities, which are sometimes referred to as "junk bonds," if immediately after such investment the Fund would not have more than 15% of its total assets invested in such securities. The Fund's investment in all corporate debt securities will be limited to 35% of net assets. The Fund's convertible bond holdings will not be subject to these debt limits, but rather, will be treated as equity-related securities. Medium-quality investment grade bonds are regarded as having an adequate capacity to pay principal and interest although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than that for higher grade bonds.

     o Short-term reserves (i.e., money market instruments), which may be used to reduce downside volatility during uncertain or declining equity market conditions. The Fund's reserves will be invested in shares of internally managed fund of the Sub-Adviser or the following high-grade money market instruments: U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

     If the Fund's position in money market securities maturing in one year or less equals 35% or more of the Fund's total assets, the Fund will normally have 25% or more of its assets concentrated in securities of the banking industry. Investments in the banking industry may be affected by general economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. The adviser believes that any risk to the Fund which might result from concentrating in the banking industry will be minimized by diversification of the Fund's investments, the short maturity of money market instruments, and the Sub-Advisers' credit research.

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND

     The Fund will invest at least 65% of its assets in equity securities of U.S. issuers. The Fund will invest primarily in common stocks of issuers with above-average growth potential. The Fund may also invest in convertible securities, preferred stocks, foreign securities and ADRs. The Fund's holdings are generally listed on a national securities exchange. While the Fund may invest in unlisted securities, such securities will usually have an established over-the-counter market. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

--------------------------------------------------------------------------------
GROWTH EQUITY FUND

     Ordinarily, the Fund's assets will be invested primarily in common stocks, but the Fund may also invest in convertible securities, preferred stocks, and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund's objectives. The Fund's holdings are generally listed on a national securities exchange. While the Fund may invest in unlisted securities, such securities will usually have an established over-the-counter market. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND



         The Fund will invest at least 65% of its assets in equity securities of U.S. issuers. The Fund's assets will be invested primarily in common stocks of issuers that the Sub-Adviser believes are undervalued. The Fund may also invest in convertible securities, preferred stocks, and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund's objectives. The Fund may invest an unlimited amount in foreign securities. Generally, the Fund will not invest more than 20% of its assets in foreign securities. The Fund's holdings are generally listed on a national securities exchange. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

--------------------------------------------------------------------------------
INDEX 500 FUND

     The Fund seeks to replicate the return of the S&P 500 Index, which is comprised of approximately 500 securities selected by Standards & Poor's (most of which are common stocks listed on the New York Stock Exchange). The Fund will normally invest in all of the stocks and other securities which comprise the S&P 500 Index. The Fund's policy is to be substantially invested in common stocks included in the S&P 500 Index, and it is expected that cash reserves items held to accommodate shareholder transactions would be hedged with S&P 500 Index Futures. Over time, the correlation between the performance of the Fund and the S&P 500 Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increasing or decreasing in exact proportion to changes in the S&P 500 Index.

     The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Penn Mutual is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to Penn Mutual or the Index 500 Fund. S&P has no obligation to take the needs of Penn Mutual or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PENN MUTUAL, OWNERS OF THE INDEX 500 FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
MID CAP GROWTH FUND

     The Fund will invest at least 65% of the value of its total assets in a diversified portfolio of equity securities of U.S. issuers. The Fund will primarily invest in common stocks of issuers, that have market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index and that the Sub-Adviser believes to have strong earnings growth potential. Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, ADRs and foreign securities. The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell Midcap Growth Index (or such other appropriate index selected by the Sub-Adviser). In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.


--------------------------------------------------------------------------------
MID CAP VALUE FUND

     The Fund will invest at least 65% of the value of its assets in equity securities of U.S. issuers. The Fund will primarily invest in common stocks issued by medium capitalization companies. Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, foreign securities and ADRs. The Fund will invest primarily in a diversified portfolio of common stocks of issuers that have market capitalizations between $1 billion and $8 billion that the Sub-Adviser believes to be undervalued relative to the stock market. The Sub-Adviser selects securities that are undervalued in the marketplace either in relation to strong fundamentals, such as a low price-to-earnings ratio, consistent with cash flow, and successful track records through all parts of the market cycles. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

     The Fund will invest primarily in common stocks, and may also invest in bonds, convertible securities, preferred stocks and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund's objective. The Fund may also invest in bonds rated below Baa by Moody's or BBB by S&P (sometimes referred to as "junk bonds"), but presently does not expect such investments in any such bonds to exceed 5% of the Fund's assets. The Fund may write covered call options and purchase put options on its portfolio securities, purchase put and call options on securities indices and invest in stock index futures contracts (and options thereon) for hedging and other non-speculative purposes.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND


         The Fund will invest at least 65% of its assets in common stocks and convertible securities. The Fund will primarily invest in companies with less than $1.5 billion in market capitalization. The Sub-Adviser may also invest in companies with market capitalizations above $1.5 billion, non-convertible preferred stocks and debt securities. The Fund uses "value" method in managing the Fund's assets, by identifying and investing in securities of companies which the Fund believes are trading significantly below its estimate of the company's current worth, with the expectation that the market price of its securities should increase over a three- to five-year period. In addition, the Fund may invest in short-term fixed income securities for temporary defensive purposes. The Fund may invest up to 5% of its total assets in warrants, rights or options. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

     Under normal circumstances the Fund will have at least 65% of its assets invested in European and Pacific Basin equity securities. The Fund intends to diversify investment broadly among countries and to invest in the securities of companies in not less than three different countries, in addition to the United States.


     The Fund may not always purchase securities on the principal market. For example, American Depositary Receipts ("ADRs") may be purchased if trading conditions make them more attractive than the underlying security. ADRs are registered receipts typically issued in the U.S. by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current. The Fund may likewise utilize European Depositary Receipts ("EDRs"), which are receipts typically issued in Europe by a bank or trust company evidencing ownership of an underlying foreign security. Unlike ADRs, EDRs are issued in bearer form. For purposes of determining the country of origin, ADRs and EDRs will not be deemed to be domestic securities.


     The Fund may also acquire fixed income investments where these fixed income securities are convertible into equity securities (and which may therefore reflect appreciation in the underlying equity security), and where anticipated interest rate movements, or factors affecting the degree of risk inherent in a fixed income security, are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund. Fixed income securities in which the Fund may invest will be rated at the time of purchase Baa or higher by Moody's Investor Service, Inc., or BBB or higher by Standard and Poor's Ratings Group or, if they are foreign securities which are not subject to standard credit ratings, the fixed income securities will be "investment grade" issues (in the judgment of the Sub-Adviser) based on available information.

     The Fund may invest in securities which may be considered to be "thinly-traded" if they are deemed to offer the potential for appreciation, but does not presently intend to invest more than 5% of its total assets in such securities. The trading volume of such securities is generally lower and their prices may be more volatile as a result, and such securities are less likely to be exchange-listed securities. The Fund may also invest, subject to restrictions, in options (puts and calls) and restricted securities.

     ADDITIONAL RISK CONSIDERATIONS. Investments in foreign securities involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Such foreign investments may also be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, the financial markets on which they are traded may be subject to less strict governmental supervision, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). A contract owner who selects this Fund will incur the risks generally associated with investment in equity securities and, in addition, the risk of losses attributable to changes in currency exchange rates to the extent that those risks are not adequately hedged by the Sub-Adviser.

--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES

--------------------------------------------------------------------------------
INVESTMENTS IN DEBT SECURITIES

     Debt securities in which one or more of the Funds may invest in include those described below.

     U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

     U.S. GOVERNMENT AGENCY SECURITIES. The Funds may invest in debt securities issued or guaranteed by U.S. Government sponsored enterprises, federal agencies, and international institutions. These include securities issued by Fannie Mae, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and the remainder are supported only by the credit of the instrumentality.

     LONG-TERM, MEDIUM TO LOWER QUALITY CORPORATE DEBT SECURITIES. The High Yield Bond Fund will invest in outstanding convertible and nonconvertible corporate debt securities (e.g., bonds and debentures) that generally have maturities between 8 and 12 years. This Fund will generally invest in long-term corporate obligations which are rated BBB or lower by Standard & Poor's Ratings Group ("Standard & Poor's") or Baa or lower by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, are of equivalent quality as determined by the Fund 's investment adviser. Other Funds may invest limited amounts in medium to lower quality corporate debt securities in accordance with their stated investment policies. The Flexibly Managed Fund may invest up to 15% of its assets in lower quality corporate debt.

     INVESTMENT GRADE CORPORATE DEBT SECURITIES. The Limited Maturity Bond and Quality Bond Funds will invest principally in corporate debt securities of various maturities that are considered investment grade securities by at least one of the established rating services (e.g., AAA, AA, A, or BBB by Standard & Poor's) or, if not rated, are of equivalent quality as determined by the Fund's investment adviser, Independence Capital Management, Inc. ("ICMI").

     BANK OBLIGATIONS. The Funds may invest in certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     No Fund will invest in any security issued by a commercial bank unless: (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank by any one Income Fund is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of a U.S. Bank, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of the Fund's investment adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

     COMMERCIAL PAPER. The Funds may invest in short-term promissory notes issued by corporations primarily to finance short-term credit needs. The Money Market Fund will only invest in commercial paper which is rated A-2 or better by Standard & Poor's, Prime-2 or better by Moody's or, if not rated, is of equivalent quality as determined by the investment adviser, and further will invest only in instruments permitted under the SEC Rule 2a-7 which governs money market fund investing.

     CANADIAN GOVERNMENT SECURITIES. The Funds may invest in debt securities issued or guaranteed by the Government of Canada, a Province of Canada, or an instrumentality or political subdivision thereof. However, the Money Market Fund will only purchase these securities if they are marketable and payable in U.S. dollars. The Money Market Fund will not purchase any such security if, as a result, more than 10% of the value of its total assets would be invested in such securities.

     SAVINGS AND LOAN OBLIGATIONS. The Limited Maturity Bond, Quality Bond, High Yield Bond, and Money Market Funds may invest in negotiable certificates of deposit and other debt obligations of savings and loan associations. They will not invest in any security issued by a savings and loan association unless: (i) the savings and loan association has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is limited to $100,000 and the principal amount of such investment is insured in full by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation; (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the security is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.


     No Fund will purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% of the value of its total assets would be invested in such securities, other illiquid securities, and securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.


     MUNICIPAL OBLIGATIONS. The Limited Maturity Bond, Quality Bond and Large Cap Value Funds may invest in Municipal Obligations that meet the Fund's quality standards. The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

     Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Municipal Obligations may include variable and floating rate instruments. If such instruments are unrated, they will be determined by the adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by a Fund.

     To the extent a Fund's assets are to a significant extent invested in Municipal Obligations that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects to a greater extent than it would be if its assets were not so invested.

     FOREIGN DEBT SECURITIES. Subject to the particular Fund's quality and maturity standards, the Limited Maturity Bond, Quality Bond, High Yield Bond and Money Market Funds may invest without limitation in the debt securities (payable in U.S. dollars) of foreign issuers in developed countries and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may also invest up to 20% of its assets in non-U.S. dollar--denominated fixed-income securities principally traded in financial markets outside the United States.

     The International Equity Fund may invest in debt securities of foreign issuers. The securities will be rated Baa or higher by Moody's Investor Services, Inc. or BBB or higher by Standard and Poor's Ratings Group or, if they have not been so rated, will be the equivalent of investment grade (Baa or BBB) as determined by the adviser or sub-adviser. The Large Cap Value Fund may also invest up to 15% of its assets in U.S.-traded dollar denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar denominated fixed income securities issued by foreign issuers.

     The Emerging Growth Fund may also invest up to 15% of its assets in U.S.-traded dollar denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar denominated fixed income securities issued by foreign issuers.

     For information on risks involved in investing in foreign securities, see information on "INVESTMENTS IN FOREIGN EQUITY SECURITIES" below.

     PRIME MONEY MARKET SECURITIES DEFINED. Prime money market securities include: U.S. Government obligations; U.S. Government agency securities; bank or savings and loan association obligations issued by banks or savings and loan associations whose debt securities or parent holding companies' debt securities or affiliates' debt securities guaranteed by the parent holding company are rated AAA or A-1 or better by Standard & Poor's, AAA or Prime-1 by Moody's, or AAA by Fitch; commercial paper rated A-1 or better by Standard & Poor's, Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding debt issue rated AAA by Standard & Poor's, Moody's, or Fitch; short-term corporate debt securities rated AAA by Standard & Poor's, Moody's, or Fitch; Canadian Government securities issued by entities whose debt securities are rated AAA by Standard & Poor's, Moody's, or Fitch; and repurchase agreements where the underlying security qualifies as a prime money market security as defined above.

     COLLATERALIZED MORTGAGE OBLIGATIONS. The Limited Maturity Bond, Quality Bond and High Yield Bond Funds may invest in collateralized mortgage obligations ("CMS"). CMS are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMS on the same schedule as they are received, although certain classes of CMS have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMS in which the Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMS may also be less marketable than other securities.

     ASSET-BACKED SECURITIES. The Limited Maturity Bond, Quality Bond, High Yield Bond and Money Market Funds may invest a portion of their assets in debt obligations known as "asset-backed securities." The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as "pass through certificates" or "collateralized obligations."


     "Pass through certificates" are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligers on the underlying assets not covered by any credit support.


     Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

     ZERO COUPON AND PAY-IN-KIND BONDS. The High Yield Bond and Flexibly Managed Funds may invest in zero coupon and pay-in-kind bonds. A zero coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero coupon bonds like other bonds retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

     Pay-in-Kind (PIK) Instruments are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIK's, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK's are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

     For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the Fund until the maturity or call date of the bond. The Fund will nonetheless be required to distribute substantially all of this gross income each year to comply with the Internal Revenue Code, and such distributions could reduce the amount of cash available for investment by the Fund.

     CONVERTIBLE SECURITIES. The Funds may invest in debt securities or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertible securities have developed which combine higher or lower current income with options and other features.

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INVESTMENTS IN FOREIGN EQUITY SECURITIES

     The Growth and Income, Growth Equity, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Value, Emerging Growth and Flexibly Managed Funds may invest in the equity securities of foreign issuers, subject to the following limitations based upon the total assets of each Fund: Growth and Income - 30%, Growth Equity - 30%; Large Cap Value - 25%; Small Cap Value Fund - 15%; Mid Cap Growth Fund -25%; Mid Cap Value Fund -25%; Emerging Growth Fund - 10%; and Flexibly Managed Fund - 25%. The International Equity Fund, under normal circumstances, will have at least 65% of its assets in such investments. Because these Funds may invest in foreign securities, selection of these Funds involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States).

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INVESTMENTS IN SMALLER COMPANIES

     The Small Cap Value and Emerging Growth Funds may invest a substantial portion of their assets in securities issued by smaller companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when they would otherwise be sold.

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FOREIGN CURRENCY TRANSACTIONS

         As a means of reducing the risks associated with investing in securities denominated in foreign currencies, a Fund, other than the Money Market Fund, may purchase or sell foreign currency on a forward basis ("forward contracts"), enter into foreign currency futures and options on futures contracts ("forex futures") and foreign currency options ("forex options"). These investment techniques are designed primarily to hedge against anticipated future changes in currency prices that otherwise might adversely affect the value of the Fund's investments.

         Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         Forex futures are standardized contracts for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Forex futures traded in the United States are traded on regulated futures exchanges. A Fund will incur brokerage fees when it purchases or sells forex futures and it will be required to maintain margin deposits. Parties to a forex future must make initial margin deposits to secure performance of the contract, which generally range from 2% to 5% of the contract price. There also are requirements to make "variation" margin deposits as the value of the futures contract fluctuates. Forex futures and forex options will be used only to hedge against anticipated future changes in exchange rates that might otherwise adversely affect the value of the Fund's securities or adversely affect the prices of the securities the Fund intends to purchase at a later date.

         The Funds may enter into forward foreign contracts only under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. Second, when the adviser or sub-adviser to one of these Funds believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The International Equity Fund may enter into a forward contract to buy or sell foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such currency. In certain circumstances the adviser or sub-adviser to the International Equity Fund may commit a substantial portion of the portfolio to the consummation of forward contracts. The Growth & Income Fund, Growth Equity Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Emerging Growth Fund and High Yield Bond Fund do not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 15% of the value of its total assets committed to the consummation of such contracts. The Funds will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate them to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. A Fund's custodian bank will place cash or liquid equity or debt securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts entered into under the second circumstance, as set forth above. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     It also should be realized that this method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from the value of such currency increase.

     Although the International Equity Fund, Growth and Income, Growth Equity Fund, Large Cap Value Fund, Small Cap Value Fund, Mid Cap Growth, Mid Cap Equity, Emerging Growth Fund, Flexibly Managed Fund and High Yield Bond Fund value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

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REPURCHASE AGREEMENTS

     Each Fund, other than the Growth Equity Fund, may enter into repurchase agreements through which an investor (such as a Fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Concurrently, the bank or securities dealer agrees to repurchase the underlying security at a future point at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. A Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 10% of the value of its total assets would then be invested in such repurchase agreements. The Limited Maturity Bond and Quality Bond Funds will only enter into a repurchase agreement where the underlying securities are (excluding maturity limitations) rated within the four highest credit categories assigned by established rating services (AAA, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by Standard & Poor's), or, if not rated, of equivalent investment quality as determined by the investment adviser. With the exception of the Money Market Fund, the underlying security must be rated within the top three credit categories, or, if not rated, must be of equivalent investment quality as determined by the investment adviser or sub-adviser. In the case of the Money Market Fund, the underlying security must be rated within the top credit category or, if not rated, must be of comparable investment quality as determined by the investment adviser and the repurchase agreement must meet the other quality and diversification standards of Rule 2a-7 under the Investment Company Act of 1940. In addition, each Fund will only enter into a repurchase agreement where (i) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (ii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

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LENDING OF PORTFOLIO SECURITIES

     For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. This policy is a fundamental policy for all the Funds. Securities loans are made to unaffiliated broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent. The collateral received will consist of government securities, letters of credit or such other collateral as may be permitted under its investment program and by regulatory agencies and approved by the Board of Directors. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund has a right to call each loan and obtain the securities on five business days' notice. No Fund will have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

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ILLIQUID SECURITIES

     Illiquid securities generally are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued them.

     The Funds may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. Any such security will not be considered illiquid so long as it is determined by the adviser or sub-adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the adviser or sub-adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Fund's treatment of Rule 144A securities as liquid could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The adviser or sub-adviser will continue to monitor the liquidity of any Rule 144A security which has been determined to be liquid. If a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure compliance with applicable limitations on investments in illiquid securities.

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WARRANTS

     The Limited Maturity Bond, Growth and Income, Index 500, Mid Cap Growth and Mid Cap Value Funds may, consistent with their investment objectives and policies invest an unlimited amount in warrants. The Flexibly Managed and High Yield Bond Funds may invest in warrants if, after such investment, no more than 10% of the value of a Fund's net assets would be invested in warrants. The Large Cap Value, Small Cap Value, Emerging Growth, International Equity, Quality Bond and Money Market Funds may invest in warrants; however, not more than 5% of any such Fund's assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5% not more than 2% of such assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchange. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

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WHEN-ISSUED SECURITIES

     The Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth and Income, Large Cap Value, Index 500, Mid Cap Growth, Mid Cap Value, Emerging Growth, Small Cap Value and International Equity Funds may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund purchasing the when-issued security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the particular Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The advisers do not believe that the net asset value or income of the Funds will be adversely affected by the respective Fund's purchase of securities on a when-issued basis. The Funds will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

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THE QUALITY BOND FUND'S POLICY REGARDING INDUSTRY CONCENTRATION

     When the market for corporate debt securities is dominated by issues in the gas utility, gas transmission utility, electric utility, telephone utility, or petroleum industries, the Quality Bond Fund will as a matter of fundamental policy concentrate 25% or more, but not more than 50%, of its assets in any one such industry, if the Fund has cash for such investment (i.e., will not sell portfolio securities to raise cash) and, if in Independence Capital Management's judgment, the return available and the marketability, quality, and availability of the debt securities of such industry justifies such concentration in light of the Fund's investment objective. Domination would exist with respect to any one such industry, when, in the preceding 30-day period, more than 25% of all new-issue corporate debt offerings (within the four highest grades of Moody's or S&P and with maturities of 10 years or less) of $25,000,000 or more consisted of issues in such industry. Although the Fund will normally purchase corporate debt securities in the secondary market as opposed to new offerings, Independence Capital Management believes that the new issue-based dominance standard, as defined above, is appropriate because it is easily determined and represents an accurate correlation to the secondary market. Investors should understand that concentration in any industry may result in increased risk. Investments in any of these industries may be affected by environmental conditions, energy conservation programs, fuel shortages, difficulty in obtaining adequate return on capital in financing operations and large construction programs, and the ability of the capital markets to absorb debt issues. In addition, it is possible that the public service commissions which have jurisdiction over these industries may not grant future increases in rates sufficient to offset increases in operating expenses. These industries also face numerous legislative and regulatory uncertainties at both federal and state government levels. Independence Capital Management believes that any risk to the Fund which might result from concentration in any industry will be minimized by the Fund's practice of diversifying its investments in other respects. The Quality Bond Fund's policy with respect to industry concentration is a fundamental policy. See INVESTMENT RESTRICTIONS below.

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OPTIONS

     Each Fund, other than the Money Market Fund, may write covered call (except for Small Cap Value Fund) and buy put options on its portfolio securities and purchase call or put options on securities indices. The aggregate market value of the portfolio securities covering call or put options will not exceed 25% of a Fund's total assets. Such options may be exchange-traded or dealer options. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options will primarily be used to minimize principal fluctuations, or to generate additional premium income for the Funds, they do involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. The High Yield Bond Fund may engage in other options transactions described in INVESTMENT RESTRICTIONS below, including the purchase of spread options, which give the owner the right to sell a security that it owns at a fixed dollar spread or yield spread in relation to another security that the owner does not own, but which is used as a benchmark.

     A Fund will write call options only if they are "covered." This means that a Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. Government securities or other liquid high-grade debt obligations having a value equal to the fluctuating market value of the optioned securities.

     Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, more risky than an investment in the underlying securities themselves.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

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FUTURES CONTRACTS

     Each Fund, other than the Money Market Fund, may invest in futures contracts and options thereon (interest rate futures contracts, currency futures or stock index futures contracts, as applicable). Each Fund will limit its use of futures contracts so that: (i) no more than 5% of the Fund's total assets will be committed to initial margin deposits or premiums on options and (ii) immediately after entering into such contracts, no more than 30% of the Fund's total assets would be represented by such contracts. Such futures contracts would not be entered into for speculative purposes, but to hedge risks associated with the Fund's securities investments or to provide an efficient means of regulating its exposure to the market. To enter into a futures contract, a Fund must make a deposit of initial margin with its custodian in a segregated account in the name of its futures broker. Initial margin on futures contracts is in the nature of a performance bond or good faith deposit. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying index or instrument fluctuates, making the long and short positions in the futures contracts more or less valuable.

     Successful use of futures by a Fund is subject, first, to the investment adviser's or sub-adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions.

     Even if the investment adviser or sub-adviser has correctly predicted market movements, the success of a futures position may be affected by imperfect correlations between the price movements of the futures contract and the securities being hedged. A Fund may purchase or sell futures contracts on any stock index or interest rate index or instrument whose movements will, in the investment adviser's or sub-adviser's judgment, have a significant correlation with movements in the prices of all or portions of the Fund's portfolio securities. The correlation between price movements in the futures contract and in the portfolio securities probably will not be perfect, however, and may be affected by differences in historical volatility or temporary price distortions in the futures markets. To attempt to compensate for such differences, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or purchase. Despite such efforts, the correlation between price movements in the futures contract and the portfolio securities may be worse than anticipated, which could cause the Fund to suffer losses even if the investment adviser had correctly predicted the general movement of the market.

     A Fund which engages in the purchase or sale of futures contracts may also incur risks arising from illiquid markets. The ability of a Fund to close out a futures position depends on the availability of a liquid market in the futures contract, and such a market may not exist for a variety of reasons, including daily limits on price movements in futures markets. In the event a Fund is unable to close out a futures position because of illiquid markets, it would be required to continue to make daily variation margin payments, and could suffer losses due to market changes in the period before the futures position could be closed out.

     The trading of futures contracts is also subject to the risks of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Options on futures contracts are subject to risks similar to those described above, and also to a risk of loss due to an imperfect correlation between the option and the underlying futures contract.

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INVESTMENT COMPANIES

     Each Fund may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. The International Equity Fund may invest in securities of mutual funds that invest in foreign securities. Securities of investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. The High Yield and Flexibly Managed Funds may invest cash reserves in shares of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses.

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LOAN PARTICIPATIONS AND ASSIGNMENTS

     The High Yield Bond Fund may invest in loan participations and assignments (collectively "participations"). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries (LDC debt). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. The loans underlying such participations may be secured or unsecured, and the Fund may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

     The loan participations in which the High Yield Bond Fund will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender's rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

     Because the High Yield Bond Fund is allowed to purchase debt securities, including debt securities at private placement, the Fund will treat loan participations as securities and not subject to its fundamental investment restriction prohibiting the Fund from making loans.

     There is not a recognizable, liquid public market for the loan participations. Hence, the High Yield Bond Fund would consider loan participations as illiquid securities and subject them to the Fund's restriction on investing no more than 10% of assets in securities for which there is no readily available market. The Fund would initially impose a limit of no more than 5% of total assets in illiquid loan participations.

     Where required by applicable SEC positions, the Fund will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction which prohibits investing more than 5% of Fund assets in the securities of a single issuer.

     Various service fees received by the High Yield Bond Fund from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Internal Revenue Code. Thus the sum of such fees plus any other non-qualifying income earned by the Fund cannot exceed 10% of total income.

--------------------------------------------------------------------------------
TRADE CLAIMS

     The High Yield Bond Fund may invest up to 5% of its total assets in trade claims. Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection payments on these trade claims cease and the claims are subject to a compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

     Over the last few years a market for the trade claims of bankrupt companies has developed. Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

     Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

     As noted above, investing in trade claims does carry some unique risks which include:

     ESTABLISHING THE AMOUNT OF THE CLAIM. Frequently, the supplier's estimate of its receivable will differ from the customer's estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

     DEFENSES TO CLAIMS. The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. (Preference payments are all payments made by the debtor during the 90 days prior to the filing. These payments are presumed to have benefitted the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business.) While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

     DOCUMENTATION/INDEMNIFICATION. Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller's credit.

     VOLATILE PRICING DUE TO ILLIQUID MARKET. There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. All trade claims would be considered illiquid investments.

     NO CURRENT YIELD/ULTIMATE RECOVERY. Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

     TAX ISSUE. Although the issue is not free from doubt, it is likely that trade claims would be treated as non-securities investments. As a result, any gains would be considered "non-qualifying" under the Internal Revenue Code. The High Yield Bond Fund may have up to 10% of its gross income (including capital gains) derived from non-qualifying sources.

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

     Except as otherwise specified, the investment restrictions described below have been adopted as fundamental policies of the fourteen respective Funds. Fundamental policies may not be changed without the approval of the lesser of:
(1) 67% of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund's outstanding shares. Operating policies are subject to change by Penn Series' Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrows by, a Fund.

--------------------------------------------------------------------------------
MONEY MARKET FUND

     Investment restrictions (1) through (4), (6), (8) through (12), and (16) described below have been adopted by the Money Market Fund and are fundamental policies, except as otherwise indicated. Restrictions (5), (7), and (13) through
(15) are operating policies subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. More than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. More than 10% of the outstanding voting securities of any issuer would be held by the Fund; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or to certificates of deposit, or bankers' acceptances; (D) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) EQUITY SECURITIES. Purchase any common stocks or other equity securities, or securities convertible into equity securities; (3) RESTRICTED OR ILLIQUID SECURITIES. Purchase restricted securities, illiquid securities, or securities without readily available market quotations, or invest more than 10% of the value of its total assets in repurchase agreements maturing in more than seven days and in the obligations of small banks and savings and loan associations which do not have readily available market quotations; (4) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (5) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the

Investment Company Act of 1940 and any rules adopted thereunder; (6) COMMODITIES. Purchase or sell commodities or commodity contracts; (7) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (8) PURCHASES ON MARGIN. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; (9) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; (10) BORROWING. Borrow money, except that the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only from banks in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrows will reduce net investment income; (11) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; (12) UNDERWRITING. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; (13) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (14) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof; or (15) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities.

--------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND

     Investment restrictions (1) through (9) have been adopted by the Limited Maturity Bond Fund as fundamental policies.

     The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

--------------------------------------------------------------------------------
QUALITY BOND FUND

     Investment restrictions (1), (2), (4) through (9), (14) and (15) have been adopted by the Quality Bond Fund as fundamental policies, except as otherwise indicated. Restrictions (3) and (10) through (13) are operating policies subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) purchase a security if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. More than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities; (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. More than 10% of the outstanding voting securities of any issuer would be held by the Fund, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that the Fund will invest 25% or more of its assets, but not more than 50%, in any one of the gas utility, gas transmission utility, electric utility, telephone utility, and petroleum industries under certain circumstances (see THE QUALITY BOND FUND'S POLICY REGARDING INDUSTRY CONCENTRATION above), but this limitation does not apply to bank certificates of deposit; (D) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities (taken at cost) of issuers which at the time of purchase had been in operation less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of the issuer) and in equity securities which are not readily marketable for reasons other than restrictions against sale to the public without registration under the Securities Act of 1933; (E) RESTRICTED SECURITIES. More than 10% of the value of the total assets of the Fund would be invested in securities which are subject to legal or contractual restrictions on resale; or (F) WARRANTS. More than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities; (2) REAL ESTATE. Purchase or sell real estate (although it may purchase securities of companies whose business involves the purchase or sale of real estate); (3) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (4) COMMODITIES. Purchase or sell commodities or commodity contracts, except that the Fund may enter into interest rate futures contracts, subject to (15) below; (5) SHORT SALES AND PURCHASES ON MARGIN. Purchase securities on margin or effect short sales of securities, but the Fund may make margin deposits in connection with interest rate futures transactions subject to (15) below; (6) LOANS. Make loans (although it may acquire publicly-distributed bonds, debentures, notes, and other debt securities, may enter into repurchase agreements, may lend portfolio securities, and may purchase debt securities at private placement within the limits imposed above on the acquisition of restricted securities); (7) BORROWING. Borrow money, except the Fund may (i) borrow money for temporary administrative purposes and then only in amounts not exceeding the lesser of 10% of its total assets valued at cost, or 5% of its total assets valued at market and, in any event, only if immediately thereafter there is an asset coverage of at least 300%, and (ii) enter into interest rate futures contracts; (8) MORTGAGING. Mortgage, pledge, or hypothecate securities, except (i) in connection with permissible borrows where the market value of the securities mortgaged, pledged, or hypothecated does not exceed 15% of the Fund's assets taken at cost; provided, however, that as a matter of operating policy, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, taken at market, in order to comply with certain state investment restrictions, and (ii) interest rate futures contracts; (9) UNDERWRITING. Act as an underwriter of securities, except insofar as it might be deemed to be such for purposes of the Securities Act of 1933 upon the disposition of certain portfolio securities acquired within the limitations of restriction (e) above; (10) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Purchase or retain securities of any issuer if, to the knowledge of the Fund's management or investment adviser, those officers or directors of Penn Series, or of its investment adviser, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; (11) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (12) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof, except the Fund reserves the right to write covered call options and purchase put and call options; (13) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs;
(14) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (15) FUTURES CONTRACTS. Enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract); or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

     Investment restrictions (1), (2), (4), (6), (8) through (12), and (15) through (16) have been adopted by the High Yield Bond Fund as fundamental policies, except as otherwise indicated. Restrictions (3), (5), (7), (13) through (14), and (17) through (18) are operating policies subject to change by the Board of Directors without shareholder approval.


     The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. With respect to 75% of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. With respect to 75% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Fund's position in issues maturing in one year or less equals 35% or more of the Fund's total assets; (2) EQUITY SECURITIES. Invest more than 20% of the Fund's total assets in common stocks (including up to 10% in warrants); (3) RESTRICTED OR ILLIQUID SECURITIES. Invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities and securities without readily available market quotations; (4) REAL ESTATE. Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business); (5) INVESTMENT COMPANIES. Purchase securities of open-end or closed-end investment companies except (i) in compliance with the Investment Company Act of 1940 or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price; (6) COMMODITIES. Purchase or sell commodities or commodity contracts, except that it may enter into interest rate futures contracts, subject to (17) below; (7) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result, more than 5% of the Fund's total assets would be invested in such programs; (8) PURCHASES ON MARGIN. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with interest rate futures contracts, subject to (17) below; (9) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if as a result the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (10) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrows will reduce net investment income; the Fund may enter into interest rate futures contracts as set forth in (17) below; (11) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into interest rate futures contracts; (12) UNDERWRITING. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (13) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (14) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;
(15) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; (16) FUTURES CONTRACTS. Enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon;
(17) PURCHASES WHEN BORROWINGS OUTSTANDING. Purchase additional securities when money borrowed exceeds 5% of the Fund's total assets; (18) SHORT SALES. Effect short sales of securities; or (19) WARRANTS. Invest in warrants if, as a result, more than 10% of the value of the net assets of the Fund would be invested in warrants.

--------------------------------------------------------------------------------
FLEXIBLY MANAGED FUND

     Investment restrictions (1), (3), (5), (7) through (11), (13), and (14) are fundamental policies of the Flexibly Managed Fund, except as otherwise indicated. Restrictions (2), (4), (6) and (12) are operating policies and are subject to change by the Board of Directors without shareholder approval.


     The Flexibly Managed Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. With respect to 75% of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. With respect to 75% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the banking industry when the Fund's position in issues maturing in one year or less equals 35% or more of the Fund's total assets; (2) RESTRICTED OR ILLIQUID SECURITIES. Purchase a security if, as a result, more than 15% of the value of the Fund's net assets would be invested in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities, and securities without readily available market quotations; (3) REAL ESTATE. Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business); (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except (i) to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder, or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts, subject to (14) below; (6) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of its total assets would be invested in such programs; (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with futures contracts, subject to (14) below; (8) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income. The Fund may enter into futures contracts as set forth in (14) below; (10) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts; (11) UNDERWRITING. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (13) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (14) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.


--------------------------------------------------------------------------------
GROWTH AND INCOME FUND

     Investment restrictions (1) through (9) have been adopted by the Growth and Income Fund as fundamental policies.

     The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) BORROWING. Borrow money except to the extent permitted by the 1940

Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

--------------------------------------------------------------------------------
GROWTH EQUITY FUND

     Investment restrictions (1) through (14) and (20) through (22) described below have been adopted by the Growth Equity Fund and are fundamental policies, except as otherwise indicated. Restrictions (15) through (19) are operating policies which are subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. Purchase any securities which would cause more than 5% of its total assets at the time of such purchase to be invested in the securities of any issuer, except for securities issued or guaranteed by the U.S. Government; (2) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. Purchase any securities which would cause the Fund at the time of such purchase to own more than 10% of the outstanding securities of any class of any issuer; (3) UNSEASONED ISSUERS. Purchase the securities of any issuer engaged in continuous operation for less than three years; (4) INDUSTRY CONCENTRATION. Purchase any securities which would cause more than 25% of its total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry; (5) REAL ESTATE. Purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate; (6) Commodities. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (22) below; (7) INVESTMENT COMPANIES. Acquire the securities of any investment company, except securities purchased in regular transactions in the open market or acquired pursuant to a plan of merger or consolidation (to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder); (8) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, and except for margin deposits made in connection with futures contracts, subject to (22) below; (9) LOANS. Make loans, except that it may (i) acquire publicly distributed bonds, debentures, notes, and other debt securities, and (ii) lend portfolio securities provided that no such loan may be made if as a result the aggregate of such loans would exceed 30% of the value of the Fund's total assets; (10) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on such borrows will reduce net investment income. The Fund may also enter into futures contracts as set forth in (22) below; (11) UNDERWRITING. Act as an underwriter of securities, except insofar as it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon disposition of certain securities;
(12) SECURITIES OF ADVISER. Purchase or retain the securities of its investment adviser, or of any corporation of which any officer, director, or member of the investment committee of the investment adviser is a director; (13) ALLOCATION OF PRINCIPAL BUSINESS TO OFFICERS AND DIRECTORS. Deal with any of its officers or directors, or with any firm of which any of its officers or directors is a member, as principal in the purchase or sale of portfolio securities; (14) ALLOCATION OF BROKERAGE BUSINESS TO ADVISER. Pay commissions on portfolio transactions to its investment adviser or to any officer or director of its investment adviser; (15) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (16) RESTRICTED AND ILLIQUID SECURITIES. Purchase any securities which would cause more than 5% of its total assets at the time of such purchase to be invested in securities which may not be publicly sold without registration under the Securities Act of 1933, or are otherwise illiquid or not readily marketable; (17) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof, except that the Fund reserves the right to write covered call options and purchase put and call options;

(18) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (19) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Purchase or retain the securities of any issuer if those officers or directors of Penn Series, or of its investment adviser, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; (20) MORTGAGING. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Growth Equity Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts; (21) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (22) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

     Investment restrictions (1), (2), (3), (5), (7) through (11), (14), and
(15) are fundamental policies of the Large Cap Value Fund, except as otherwise indicated. Restrictions (4), (6), (12) and (13) are operating policies and are subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. More than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. More than 10% of the outstanding voting securities of any issuer would be held by the Fund; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; (D) UNSEASONED ISSUERS. More than 5% of the value of the Large Cap Value Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in: (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable; (3) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (15) below; (6) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to (15) below; (8) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) BORROWING. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; interest paid on any such borrows will reduce net investment income; the Fund may also enter into futures contracts as set forth in (15) below; (10) MORTGAGING. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; and (ii) it may enter into futures contracts; (11) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (13) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Purchase or retain the securities of any issuer if, to the knowledge of the Fund's management or investment adviser, those officers and directors of Penn Series, and of its investment adviser, who each owns beneficially more than 5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; (14) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (15) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.


--------------------------------------------------------------------------------
INDEX 500 FUND

         Investment restrictions (1) through (9) have been adopted by the Index 500 Fund as fundamental policies.

         The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;
(8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

--------------------------------------------------------------------------------
MID CAP GROWTH FUND

         Investment restrictions (1) through (9) have been adopted by the Mid Cap Growth Fund as fundamental policies.

         The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;
(8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

--------------------------------------------------------------------------------
MID CAP VALUE FUND

         Investment restrictions (1) through (9) have been adopted by the Mid Cap Value Fund Bond Fund as fundamental policies.

         The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;
(8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

     Investment restrictions (1) through (9) are fundamental policies of the Emerging Growth Fund, except as otherwise indicated. Restrictions (10) through
(15) are non-fundamental operating policies and are subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) DIVERSIFICATION. Make an investment unless, when considering all its other investments, 75% of the value of the Fund's assets would consist of cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities and other securities; for purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of the Fund's assets and to not more than 10% of the issuer's outstanding voting securities held by Penn Series as a whole; (2) INDUSTRY CONCENTRATION. Invest more than twenty-five percent or more of the value of the Fund's total assets in the securities of issuers having their principal business activities in the same industry; (3) REAL ESTATE. Invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein; (4) COMMODITIES. Invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon; (5) PURCHASES ON MARGIN. Purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options; (6) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (7) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; (8) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (9) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities. Entering into repurchase agreements, borrowing money in accordance with restriction (7) above, or lending portfolio securities in accordance with restriction (6) above, shall not be considered for purposes of the present restriction a senior security; (10) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (11) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or any officer or director of the adviser or sub-adviser, owns more than .5% of the outstanding securities of such issuer, and such officers and directors who own more than .5% own in the aggregate more than 5% of such securities; (12) OIL AND GAS PROGRAMS. Invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs; (13) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in illiquid securities; (14) SHORT SALES. Effect short sales of securities, except short sales "against the box;" (15) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

     Investment restrictions (1) through (9) are fundamental policies of the Small Cap Value Fund, except as otherwise indicated. Restrictions (10) through
(15) are non-fundamental operating policies and are subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) DIVERSIFICATION. Make an investment unless, when considering all its other investments, 75% of the value of the Fund's assets would consist of cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities and other securities; for purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of the Fund's assets and to not more than 10% of the issuer's outstanding voting securities held by Penn Series as a whole; (2) INDUSTRY CONCENTRATION. Invest more than twenty-five percent or more of the value of the Fund's total assets in the securities of issuers having their principal business activities in the same industry; (3) REAL ESTATE. Invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein; (4) COMMODITIES. Invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon; (5) PURCHASES ON MARGIN. Purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options; (6) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (7) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; (8) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (9) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities. Entering into repurchase agreements, borrowing money in accordance with restriction (7) above, or lending portfolio securities in accordance with restriction (6) above, shall not be considered for purposes of the present restriction a senior security; (10) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (11) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or any officer or director of the adviser or sub-adviser, owns more than .5% of the outstanding securities of such issuer, and such officers and directors who own more than .5% own in the aggregate more than 5% of such securities; (12) OIL AND GAS PROGRAMS. Invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs; (13) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in illiquid securities; (14) SHORT SALES. Effect short sales of securities, except short sales "against the box;" (15) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

     Investment restrictions (1), (2), (3), (5), (7) through (11), (14), and
(15) are fundamental policies of the International Equity Fund, except as otherwise indicated. Restrictions (4), (6), (12) and (13) are operating policies and are subject to change by the Board of Directors without shareholder approval.

     The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. More than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUE. More than 10% of the outstanding voting securities of any issuer would be held by the Fund; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; (d) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors;
(2) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in: (a) securities with legal or contractual restrictions on resale; (b) repurchase agreements maturing in more than seven (7) days; and (c) other securities that are not readily marketable; (3) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (15) below; (6) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to (15) below; (8) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) BORROWING. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrows will reduce net investment income. The Fund may also enter into futures contracts as set forth in (15) below; (10) MORTGAGING. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; and (ii) it may enter into futures contracts; (11)

UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (13) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. Purchase or retain the securities of any issuer if, to the knowledge of the Fund's management or investment adviser, those officers and directors of Penn Series, and of its investment adviser, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; (14) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (15) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

     In addition to the restrictions set forth above each Fund may be subject to investment restrictions imposed under the insurance laws and regulations of Pennsylvania and other states. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of the shareholders, with the requirements as so modified.

     Section 817(h) of the Internal Revenue Code requires that the assets of each Fund be adequately diversified so that Penn Mutual or its affiliated insurance companies, and not the variable contract owners, are considered the owners for federal income tax purposes of the assets held in the separate accounts. Each Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), each Fund will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

     In addition to the foregoing, the Money Market Fund will restrict its investments in accordance with the portfolio quality, diversification and maturity standards contained in Rule 2a-7 under the Investment Company Act of 1940. See "INVESTMENT POLICIES -- MONEY MARKET FUND" above for certain of the restrictions contained in the Rule.

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------

INVESTMENT ADVISORY SERVICES


         INDEPENDENCE CAPITAL MANAGEMENT, INC. Independence Capital Management, Inc. ("ICMI"), a Penn Mutual subsidiary, serves as investment adviser to all of the Funds and performs day-to-day investment management services for the Money Market, Limited Maturity Bond, Quality Bond, Growth and Income and Growth Equity Funds. See "INVESTMENT ADVISER" in the prospectus for information regarding ICMI and investment advisory and management services provided to the Funds by ICMI.


         The Money Market, Limited Maturity Bond, Quality Bond, Growth and Income and Growth Equity Funds pay ICMI, on a monthly basis, an advisory fee based on the average daily net assets of each Fund at the following annual rates: Money Market Fund, 0.20%; Limited Maturity Bond Fund, 0.30%; Quality Bond Fund, 0.35%; Growth and Income Fund 0.50%; and Growth Equity Fund, 0.65%. The advisory fees for the Money Market,

Quality Bond, and Growth Equity Funds will be reduced by 0.05% with respect to average daily net assets in excess of $100,000,000.

         For providing investment advisory and management services to the High Yield Bond, Flexibly Managed, Large Cap Value, Index 500, Mid Cap Growth, Small Cap Value, and International Equity Funds, the Funds pay ICMI, on a monthly basis, an advisory fee based on average daily net assets of each Fund, at the following annual rates: High Yield Bond, 0.50%; Flexibly Managed, 0.60%; Large Cap Value 0.60%; Index 500, 0.07%, Mid Cap Growth, 0.70%; Small Cap Value 0.85%; and International Equity Fund, 0.85%.

         For providing investment advisory and management services to the Mid Cap Value Fund, the Fund pays ICMI, on a monthly basis, an advisory fee based on average daily net assets of the Fund, at the following annual rates: 0.55% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next
$250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000;
and 0.425% of average daily net assets in excess of $1,500,000,000.

         For providing investment advisory and management services to the Emerging Growth Fund, the Fund pays ICMI, on a monthly basis, an advisory fee based on average daily net assets of the Fund, at the following annual rates:
0.80% of the first $25,000,000 of average daily net assets; 0.75% of the next $25,000,000 of average daily net assets; and 0.70% of the average daily net assets in excess of $50,000,000.


         WELLS CAPITAL MANAGEMENT INCORPORATED. Wells Capital Management Incorporated ("Wells") serves as sub-adviser to the INDEX 500 FUND and performs day-to-day investment management services to the Fund. See "INVESTMENT SUB-ADVISERS" in the Prospectus for more information regarding the investment advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Wells, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.07% of the first $100,000,000 of average daily net assets and 0.03% of average daily net assets in excess of $100,000,000.

         TURNER INVESTMENT PARTNERS, INC. Turner Investment Partners, Inc. ("Turner") serves as sub-adviser to the MID CAP GROWTH FUND and performs day-to-day investment management services to the Fund. See "INVESTMENT SUB-ADVISERS" in the Prospectus for information regarding the investment advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Turner, on a monthly basis, based on the average daily net assets of the Fund, a sub-advisory fee at an annual rate of 0.50%.

         NEUBERGER BERMAN MANAGEMENT INC. Neuberger Berman Management, Inc. ("Neuberger Berman") serves as sub-adviser to the MID CAP VALUE FUND and performs day-to-day investment management services to the Fund. See "INVESTMENT SUB-ADVISERS" in the Prospectus for more information regarding the investment advisory services provided to the Fund. For providing sub-advisory service to the Fund, ICMI pays Neuberger Berman, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.43%.

         PUTNAM INVESTMENT MANAGEMENT LLC. ("Putnam") serves as sub-adviser to the LARGE CAP VALUE FUND and performs day-to-day investment management services to the Fund. See "INVESTMENT SUB-ADVISERS" in the Prospectus for more information regarding the investment advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Putnam, on a monthly basis, based on the average daily net assets of the Fund, a sub-advisory fee at an annual rate of 0.475% of the first $150,000,000 of average daily net assets; 0.425% of the next $150,000,000 of average daily net assets; and 0.35% of average daily net assets of the Fund in excess of $300,000,000.

         ROYCE & Associates, Inc. Royce & Associates Inc. ("Royce") serves as sub-adviser to the SMALL CAP VALUE FUND and performs day-to-day investment management services for the Fund. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory service to the Fund, ICMI pays Royce, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.70% of the first $25,000,000 of average daily net assets; 0.65% with respect to the next $75,000,000 of average daily net assets; and 0.60% of average daily net assets in excess of $100,000,000.

         T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price Associates, Inc. ("Price Associates") serves as sub-adviser to the FLEXIBLY MANAGED and HIGH YIELD BOND FUNDS and performs day-to-day investment management services for the Funds. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Funds. For providing sub-advisory services to the Funds, ICMI pays Price Associates, on a monthly basis, fees based on the average daily net assets of each Fund. The fees are paid at the following rates:
0.50% with respect to the first $250,000,000 of the combined total average daily net assets of the two Funds and 0.40% with respect to the next $250,000,000 of combined total average daily net assets of the two Funds; provided, that the fees shall be paid at the rate of 0.40% with respect to all average daily net assets of the two Funds at such time as the combined total average daily net assets of the two Funds exceed $500,000,000.

         VONTOBEL USA INC. Vontobel USA Inc. ("Vontobel") serves as sub-adviser to the INTERNATIONAL EQUITY FUND and performs the day-to-day investment management services for the Fund. See "INVESTMENT SUB-ADVISERS" in the prospectus for information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Vontobel, on a monthly basis, an advisory fee based on average daily net assets of the Fund, at the annual rate of 0.50%.


         RS INVESTMENT MANAGEMENT, INC. RS Investment Management, Inc. (formerly "Robertson Stephens Investment Management, Inc.") ("RSIM") serves as sub-adviser to the EMERGING GROWTH FUND and performs day-to-day investment management services for the Fund. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Fund. ICMI pays RSIM, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund. The sub-advisory fee is paid at the following rates: (i) 0.70% of the first $25,000,000 of average daily net assets of the Fund; (ii) 0.65% of the next $25,000,000 of average daily net assets of the Fund; and (iii) 0.60% of average daily net assets of the Fund in excess of $50,000,000.


     In the years 2000, 1999, and 1998, the Funds paid advisory fees to each Fund's investment adviser as set forth in the following table.

        FUND                                             2000                        1999                      1998
--------------------------------------------------------------------------------------------------------------------
Money Market Fund                                   $ 229,947                   $ 263,557               $ 181,722
--------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond Fund                             22,352                         N/A                     N/A
--------------------------------------------------------------------------------------------------------------------
Quality Bond Fund                                     304,589                     251,361                 206,065
--------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                                  311,233                     355,521                 326,267(3)
--------------------------------------------------------------------------------------------------------------------
Flexibly Managed Fund                               2,457,437                   2,531,597               2,719,881(4)
--------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                123,586                         N/A                     N/A
--------------------------------------------------------------------------------------------------------------------
Growth Equity Fund                                  1,941,420                   1,076,233                 753,060
--------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                                1,385,767(1)                1,591,815               1,651,501(5)
--------------------------------------------------------------------------------------------------------------------
Index 500 Fund                                        106,229                         N/A                     N/A
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                   252,932                         N/A                     N/A
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                                    199,665                         N/A                     N/A
--------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund(1)                             1,535,847                     623,468                 208,963(6)
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                  378,341(2)                  214,871                 210,456(7)
--------------------------------------------------------------------------------------------------------------------
International Equity Fund                           1,689,900                   1,234,994               1,071,377(8)
--------------------------------------------------------------------------------------------------------------------


(1) In 2000, the advisory fees paid by the Large Cap Value Fund is before a voluntary waiver of $465.

(2) In 2000, the advisory fees paid by the Small Cap Value Fund is before a voluntary waiver of $12,534.

(3) For the period from January 1, 1998 to April 30, 1998, the High Yield Bond Fund paid $102,744 to Price Associates. For the period from May 1, 1998 to December 31, 1998, the High Yield Bond Fund paid $223,523 to ICMI. For the period from May 1, 1998 to December 31, 1998, ICMI paid subadvisory fees of $197,064 to Price Associates.

(4) For the period January 1, 1998 to April 30, 1998, the Flexibly Managed Fund paid $887,116 to Price Associates. For the period from May 1, 1998 to December 31, 1998, the Flexibly Managed Fund paid $1,832,765 to ICMI. For the period from May 1, 1998 to December 31, 1998, ICMI paid subadvisory fees of $1,615,755 to Price Associates.

(5) For the period from January 1, 1998 to April 30, 1998, the Large Cap Value Fund paid $534,722 to OpCap Advisors. For the period from May 1, 1998 to December 31, 1998, the Large Cap Value Fund paid $1,116,779 to ICMI. For the period from May 1, 1998 to December 31, 1998, ICMI paid subadvisory fees of $759,501 to OpCap.

(6) For the period ended December 31, 1998, ICMI paid subadvisory fees of $175,491 to R.S. Investment Management.

(7) For the period from January 1, 1998 to April 30, 1998, the Small Cap Value Fund paid $69,824 to OpCap. For the period from May 1, 1998 to December 31, 1998, the Small Cap Value Fund paid $140,632 to ICMI. For the period from May 1, 1998 to December 31, 1998, ICMI paid subadvisory fees of $95,631 to OpCap.

(8) For the period from January 1, 1998 to April 30, 1998, the International Equity Fund paid $342,141 to Vontobel. For the period from May 1, 1998 to December 31, 1998, the International Equity Fund paid $729,236 to ICMI. For the period from May 1, 1998 to December 31, 1998, ICMI paid subadvisory fees of $486,157 to Vontobel.

     In 2000, High Yield Bond, Flexibly Managed, Large Cap Value, Index 500, Mid Cap Growth, Mid Cap Value, Emerging Growth, Small Cap Value and International Equity Funds paid subadvisory fees of $264,546, $1,840,252, $1,029,040, $72,194,
$180,665, $156,102, $1,321,798, $293,157 and $1,036,336, respectively.


     In 1998, the advisory fee paid by the Emerging Growth Fund is after a voluntary fee waiver of $8,604. In 1997, the advisory fee paid by the Emerging Growth Fund is after a voluntary fee waiver of $9,862.

     In 1998, ICMI paid sub-advisory fees to OpCap, Price Associates, Vontobel and RSIM in the amounts of $855,132, $1,812,839, $486,157, and $175,491 respectively. For the eight months ended December 31, 1997, ICMI paid sub-advisory fees to RSIM in the amount of $45,346.

     The Limited Maturity Bond, Growth and Income, Index 500, Mid Cap Growth and Mid Cap Value Funds were not in existence during the fiscal years ended December 31, 1999, or 1998.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND CORPORATE SERVICES

     Penn Mutual provides administrative and corporate services to Penn Series and receives a fee from Penn Series for those services equal to the annual rate of 0.15% of each Fund's average daily net assets. The administrative and corporate services include: (a) maintenance of records pertaining to Penn Series' affairs, except those that are required to be maintained by Penn Series' investment adviser, accounting services agent, custodian, or transfer agent; (b) preparation of certain filings, reports and proxy statements required by the federal securities laws; (c) preparation of Penn Series' federal and state tax returns and any other filings required for tax purposes other than those required to be made by Penn Series' custodian, transfer agent, accounting services agent, or investment adviser; (d) such services as Penn Series' Board of Directors may require in connection with its oversight of Penn Series' investment adviser, accounting services agent, custodian, or transfer agent, including the periodic collection and presentation of data concerning the investment performance of Penn Series' various investment portfolios; (e) the organization of all meetings of Penn Series' Board of Directors; (f) the organization of all meetings of Penn Series' shareholders; (g) the collection and presentation of any financial or other data required by Penn Series' Board of Directors, accountants, or counsel; and (h) the preparation and negotiation of any amendments to, or substitutes for, the present agreements with Penn Series' investment adviser, accounting services agent, custodian, or transfer agent. Penn Mutual also bears certain expenses in connection with the services it renders as administrative and corporate services agent, including all rent and other expense involved in the provision of office space for Penn Series and in connection with Penn Mutual's performance of its services as administrative and corporate services agent.

     For fiscal years 2000, 1999, and 1998, the administrative fees paid to Penn Mutual by each of the Funds then in existence were as follows:

                FUND                          2000                       1999                       1998
--------------------------------------------------------------------------------------------------------------------
     Money Market Fund                     $ 134,492                  $  98,834                   $ 68,174
--------------------------------------------------------------------------------------------------------------------
     Limited Maturity Bond Fund               11,176                        N/A                        N/A
--------------------------------------------------------------------------------------------------------------------
     Quality Bond Fund                       123,056                     83,787                     68,688
--------------------------------------------------------------------------------------------------------------------
     High Yield Bond Fund                     93,362                    106,656                     97,880
--------------------------------------------------------------------------------------------------------------------
     Flexibly Managed Fund                   650,734                    759,479                    815,964
--------------------------------------------------------------------------------------------------------------------
     Growth and Income Fund                   37,076                        N/A                        N/A
--------------------------------------------------------------------------------------------------------------------
     Growth Equity Fund                      509,930                    342,077                    234,353
--------------------------------------------------------------------------------------------------------------------
     Large Cap Value Fund                    367,195                    477,544                    495,450
--------------------------------------------------------------------------------------------------------------------
     Index 500 Fund                          227,635                        N/A                        N/A
--------------------------------------------------------------------------------------------------------------------
     Mid Cap Growth Fund                      54,200                        N/A                        N/A
--------------------------------------------------------------------------------------------------------------------
     Mid Cap Value Fund                       54,454                        N/A                        N/A
--------------------------------------------------------------------------------------------------------------------
     Emerging Growth Fund                    321,074                    125,665                     39,416
--------------------------------------------------------------------------------------------------------------------
     Small Cap Value Fund                     75,696                     64,461                     63,137
--------------------------------------------------------------------------------------------------------------------
     International Equity Fund               310,901                    246,999                    214,275
--------------------------------------------------------------------------------------------------------------------

     In 2000, the administration fees paid by the Limited Maturity Bond Fund, High Yield Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Emerging Growth Fund and Small Cap Value Fund are before a voluntary waiver of $269, $22,779, $176,141, $28,757, $1,064, $2,806 and $6,836, respectively. In
1998, the administration fees paid by the Emerging Growth Fund is after a voluntary fee waiver of $8,603.

     The Limited Maturity Bond, Growth and Income, Index 500, Mid Cap Growth and Mid Cap Value Funds were not active in the fiscal years ended December 31, 1999 or 1998.


--------------------------------------------------------------------------------
ACCOUNTING SERVICES

     PFPC Inc. ("PFPC") serves as the accounting services agent to Penn Series. PFPC provides certain accounting and related services to Penn Series, including:
(a) the maintenance for each Fund's daily trial balance, general ledger, subsidiary records, capital stock accounts (other than those maintained by the transfer agent for Penn Series), investment ledger and all other books, accounts and other documents which Penn Series is required to maintain and keep current pursuant to Rule 31a-1(a) and (b) under the 1940 Act (other than those documents listed in subparagraph (4) of Rule 31a-1(b)); (b) the daily valuation of the securities held by, and the net asset value per share of, each Fund; (c) the preparation of such financial information as may reasonably be necessary for reports to shareholders, the Board of Directors and officers, the Securities and Exchange Commission and other federal and state regulatory agencies; and (d) the maintenance of all records for each Fund that may reasonably be required in connection with the audits of such Fund. The fee for the accounting services is based on a predetermined percentage of daily average net assets of each Fund.

     For fiscal years 2000, 1999 and 1998, the accounting fees paid by each of the Funds then in existence were as follows:

                  FUND                              2000                      1999                       1998
--------------------------------------------------------------------------------------------------------------------
     Money Market Fund                           $ 67,153                   $49,417                    $34,073
--------------------------------------------------------------------------------------------------------------------
     Limited Maturity Bond Fund                     6,935                       N/A                        N/A
--------------------------------------------------------------------------------------------------------------------
     Quality Bond Fund                             61,488                    41,893                     34,344
--------------------------------------------------------------------------------------------------------------------
     High Yield Bond Fund                          46,686                    53,328                     48,940
--------------------------------------------------------------------------------------------------------------------
     Flexibly Managed Fund                        215,147                   236,896                    248,193
--------------------------------------------------------------------------------------------------------------------
     Growth and Income Fund                        19,185                       N/A                        N/A
--------------------------------------------------------------------------------------------------------------------
     Growth Equity Fund                           186,068                   139,026                    103,118
--------------------------------------------------------------------------------------------------------------------
     Large Cap Value Fund                         147,398                   180,216                    183,900
--------------------------------------------------------------------------------------------------------------------
     Index 500 Fund                                92,545                       N/A                        N/A
--------------------------------------------------------------------------------------------------------------------
     Mid Cap Growth Fund                           27,105                       N/A                        N/A
--------------------------------------------------------------------------------------------------------------------
     Mid Cap Value Fund                            27,227                       N/A                        N/A
--------------------------------------------------------------------------------------------------------------------
     Emerging Growth Fund*                        131,982                    60,554                     26,161
--------------------------------------------------------------------------------------------------------------------
     Small Cap Value Fund                          37,848                    32,231                     31,608
--------------------------------------------------------------------------------------------------------------------
     International Equity Fund                    149,360                   123,799                    110,710
--------------------------------------------------------------------------------------------------------------------

The Limited Maturity Bond, Growth and Income, Index 500, Mid Cap Growth and Mid Cap Value Funds were not in existence during the fiscal years ended December 31, 1999 and 1998.


--------------------------------------------------------------------------------
LIMITATION ON FUND EXPENSES

     See "EXPENSES AND LIMITATIONS" in the prospectus for information on limitations on expenses of the Funds.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS

     Decisions with respect to the purchase and sale of portfolio securities on behalf of each Fund that makes up Penn Series are made by the respective investment adviser or sub-adviser of that Fund. Each Fund's adviser or sub-adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Most purchases and sales of portfolio debt securities are transacted with the issuer or with a primary market maker acting as principal for the securities on a net basis, with no brokerage commission being paid by a Fund. Transactions placed through dealers serving as primary market makers reflect the spread between the bid and the asked prices. Occasionally, a Fund may make purchases of underwritten debt issues at prices which include underwriting fees.

     In purchasing and selling portfolio securities, the policies of the investment advisers and sub-adviser are to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund's portfolio transactions, the investment advisers will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the adviser, sub-adviser or the Fund.

     Any of the investment advisers or sub-advisers may effect principal transactions on behalf of a Fund with a broker-dealer who furnishes brokerage and/or research services, designate any such broker-dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. Additionally, purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal or agent. A Fund does not usually pay brokerage commissions for these purchases and sales, although the price of the securities generally includes compensation which is not disclosed separately. The prices the Fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

     The investment advisers and sub-advisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser's and sub-adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

     With regard to payment of brokerage commissions, the investment advisers and sub-advisers have adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, as amended, which permit investment advisers to cause a fund or portfolio to pay a commission in excess of the rate another broker or dealer would have charged for the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination to pay commissions may be made in terms of either the particular transaction involved or the overall responsibilities of the adviser or sub-adviser with respect to the accounts over which it exercises investment discretion. In some cases, research services are generated by third parties, but are provided to the advisers by or through brokers and dealers. The advisers and sub-advisers may receive research service in connection with selling concessions and designations in fixed price offerings in which the Fund participates.

     In allocating to brokers purchase and sale orders for portfolio securities, the investment advisers and sub-advisers may take into account the sale of Penn Mutual variable annuity contracts and variable life insurance policies that invest in those Funds. Before brokerage business may be allocated on the basis of those sales, the investment adviser or sub-adviser must be satisfied that the quality of the transaction and commission payable are comparable to what they would have been had other qualified brokers been selected to execute the transaction.

     In allocating brokerage business the advisers and sub-advisers annually assesses the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of their clients on the basis of these assessments. The advisers and sub-advisers seek to evaluate the brokerage and research services they receive from broker/dealers and make judgements as to the level of business which would recognize such services. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services. The advisers and sub-advisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, commission rates are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, the advisers and sub-advisers receive research services they might otherwise have had to perform for themselves. The research services provided by broker-dealers can be useful to the advisers and sub-advisers in serving the Funds, as well as its other clients.


     For fiscal years 2000, 1999, and 1998, the Quality Bond Fund engaged in portfolio transactions involving broker-dealers totaling $2,475,676,231, $1,285,970,834, and $1,548,170,055 respectively. For fiscal years 2000, 1999, and 1998, the High Yield Bond Fund engaged in portfolio transactions involving broker-dealers totaling $208,174,000, $404,166,000, and $737,865, respectively, and the Money Market Fund engaged in portfolio transactions involving broker-dealers totaling $1,250,913,114, $308,916,271, and $479,932,894, respectively. For the period May 1, 2000 to December 31, 2000, the Limited Maturity Bond Fund engaged in portfolio transactions involving broker-dealers totaling $189,954,704. The entire amounts for each of these years represented principal transactions as to which the Funds have no knowledge of the profits or losses realized by the respective broker-dealers. Of all such portfolio transactions, none were placed with firms which provided research, statistical, or other services to the Funds or its adviser.

     For fiscal years 2000, 1999, and 1998, the total brokerage commissions paid by the Flexibly Managed Fund, including the discounts received by securities dealers in connection with underwritings, were $614,956, $798,529, and $1,259,520, respectively. During 2000, the adviser directed transactions of $33,656,076 (with related commissions of $49,249) to brokers who provided research services.

     For the period May 1, 2000 to December 31, 2000, the total brokerage commissions paid by the Growth and Income Fund, including the discounts received by securities dealers in connection with underwritings, were $53,135. During this period, the adviser directed transactions of $61,450,860 (with related commissions of $47,290) to brokers who provided research services.

     For fiscal years 2000, 1999, and 1998, the total brokerage commissions paid by the Growth Equity Fund, including the discounts received by securities dealers in connection with underwritings, were $1,328,382, $1,142,502, and $731,672, respectively. During 2000, the adviser directed transactions of $1,763,668,218 (with related commissions of $1,182,260) to brokers who provided research services.

     For fiscal years 2000, 1999, and 1998, the total brokerage commissions paid by the Large Cap Value Fund, including the discounts received by securities dealers in connection with underwritings, were $688,383, $507,935, and $195,772, respectively. During 2000, the adviser directed transactions of $30,603,176 (with related commissions of $45,227) to brokers who provided research services.

     For the period May 1, 2000 to December 31, 2000, the total brokerage commissions paid by the Index 500 Fund, including the discounts received by securities dealers in connection with underwritings, were $6,106.

     For the period May 1, 2000 to December 31, 2000, the total brokerage commissions paid by the Mid Cap Growth Fund, including the discounts received by securities dealers in connection with underwritings, were $404,328. During this period, the sub-adviser directed transactions of $22,979,568 (with related commissions of $20,675) to brokers who provided research services.

     For the period May 1, 2000 to December 31, 2000, the total brokerage commissions paid by the Mid Cap Value Fund, including the discounts received by securities dealers in connection with underwritings, were $338,157.

     For fiscal years 2000, 1999, and 1998, the total brokerage commissions paid by the Emerging Growth Fund, including the discounts received by securities-dealers in connection with underwritings were $1,783,815, $859,021, and $112,916, respectively. During 2000, the adviser directed transactions of $38,085 to brokers who provided research services.

     For fiscal years 2000, 1999, and 1998, the total brokerage commissions paid by the Small Cap Value Fund, including the discounts received by securities dealers in connection with underwritings, were $415,598, $164,484, and $107,030, respectively. During the period January 1, 2000 through April 30, 2000, the adviser directed transactions of $655,451 (with related commissions of $1,106) to brokers who provided research services.

     For fiscal years 2000, 1999, and 1998, the total brokerage commissions paid by the International Equity Fund, including the discounts received by securities dealers in connection with underwritings, were $674,612, $350, 279, and $305,099, respectively. During 2000, the adviser allocated transactions of $77,753,565 (with related commissions of $163,591) to brokers who provided research services.


     Some of the investment advisers' and sub-advisers' other clients have investment objectives and programs similar to those of the Funds. An investment adviser or sub-adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with a Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is each of the investment adviser's and sub-adviser's policy not to favor one client over another in making recommendations or in placing orders. If two or more of an investment adviser's or sub-adviser's clients are purchasing a given security at the same time from the same broker-dealer, the investment adviser or sub-adviser will average the price of the transactions and allocate the average among the clients participating in the transaction. In addition, the advisers and sub-advisers in general follow the policy that they will ordinarily not make additional purchases of a common stock for its clients (including the Penn Series) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

     The affairs of Penn Series are managed under the direction of its Board of Directors. The directors decide upon matters of general policy and review the actions of Penn Series' investment advisers and sub-advisers and its administrative and corporate services agent, as set forth below. The Penn Series' officers conduct and supervise the daily business operations of Penn Series.

     The directors and principal officers of Penn Series, their business addresses and principal occupations during the past five years are set forth in the following table.

                         POSITION WITH                            PRINCIPAL OCCUPATION
NAME AND ADDRESS         PENN SERIES                             DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
Eugene Bay               Director       Senior Pastor, Bryn Mawr Presbyterian Church, Bryn Mawr, PA.
121 Fishers Road
Bryn Mawr, PA 19010
-----------------------------------------------------------------------------------------------------------------
James S. Greene          Director       Retired; Vice President and Director, International Raw Materials,
P.O. Box 3761                           Inc., Philadelphia, PA (commodities trading), prior to September 1990.
Vero Beach, FL
32964-3761
-----------------------------------------------------------------------------------------------------------------
Robert E. Chappell*      Director       Chairman of the Board and Chief Executive Officer (since  December
The Penn Mutual Life                    1996), President and Chief Executive Officer (April 1995 - December
Insurance Company                       1996), President and Chief Operating Officer, prior thereto The Penn
600 Dresher Road                        Mutual Life Insurance Company.
Horsham, PA  19044
-----------------------------------------------------------------------------------------------------------------
Larry L. Mast*           Director       Executive Vice President, The Penn Mutual Life Insurance Company May
The Penn Mutual Life                    1997 to present; formerly Senior Vice President, Lafayette Life
Insurance Company                       Insurance Company September 1994 to May 1997; prior thereto Vice
600 Dresher Road                        President, Security Benefit Insurance Company May 1993 to September
Horsham, PA  19044                      1994.
-----------------------------------------------------------------------------------------------------------------
Daniel J. Toran*         Director       President and Chief Operating Officer, (January 1997 to present),
The Penn Mutual Life                    Executive Vice President, Sales and Marketing (May 1996 to January
Insurance Company                       1997), The Penn Mutual Life Insurance Company; Executive Vice
600 Dresher Road                        President, The New England Mutual Life Insurance Company, (prior
Horsham, PA  19044                      thereto).
----------------------------------------------------------------------------------------------------------------
William H. Loesche, Jr.  Director       Retired; Adviser (since April 1988); Director (prior thereto),  Keystone
100 Gray's Lane                         Insurance Company and Keystone Automobile Club, Philadelphia, PA.
Apt. 101
Haverford, PA 19041
-----------------------------------------------------------------------------------------------------------------
M. Donald Wright         Director       President, M. Donald Wright Professional Corporation, Bryn Mawr, PA
100 Chetwynd Drive                      (financial planning and consulting); Director, Graduate School of
Rosemont, PA 19010                      Financial Services, The American College, since April 1991.
-----------------------------------------------------------------------------------------------------------------

                        POSITION WITH                             PRINCIPAL OCCUPATION
NAME AND ADDRESS        PENN SERIES                              DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
Peter M. Sherman        President        Chairman and President of Independence Capital Management Inc.;
600 Dresher Road                         Executive Vice President and Chief Investment Officer (since 1998),
Horsham, PA 19044                        Senior Vice President and Chief Investment Officer (from 1996 to
                                         1998), Head of Fixed Income Investments (from 1995 to 1996) of The
                                         Penn Mutual Life Insurance Company.
-----------------------------------------------------------------------------------------------------------------
Richard F. Plush        Vice President  Vice President and Senior Actuary, The Penn Mutual Life Insurance
600 Dresher Road                        Company (1973 to present).
Horsham, PA 19044
-----------------------------------------------------------------------------------------------------------------
C. Ronald Rubley        Secretary       Attorney, Morgan, Lewis & Bockius LLP, Philadelphia, PA (since January
1701 Market Street                      1996); Associate General Counsel, The Penn Mutual Life Insurance
Philadelphia, PA 19103                  Company, (prior thereto).
-----------------------------------------------------------------------------------------------------------------
Steven M. Herzberg      Treasurer       Assistant Vice President and Treasurer, (December 1997 to present);
600 Dresher Road                        Director of Financial Planning and Treasurer (November 1995 to December
Horsham, PA 19044                       1997): Director, Cost and Budget (November 1991 to November 1995);
                                        Director, Benefits Administration, (prior thereto), The Penn Mutual
                                        Life Insurance Company.
-----------------------------------------------------------------------------------------------------------------
Ann M. Strootman        Controller      Vice President and Controller (since January 1996), Assistant Vice
600 Dresher Road                        President, Financial and Management Accounting (since 1994), Director
Horsham, PA 19044                       of Financial Accounting (prior thereto), The Penn Mutual Life Insurance
                                        Company.
-----------------------------------------------------------------------------------------------------------------

* DIRECTOR IS AN "INTERESTED PERSON" OF PENN SERIES, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.


     Directors and officers of Penn Series who are employed by Penn Mutual will not receive any special compensation for serving in such capacities. Penn Series has made no provision for the payment of retirement or pension benefits to any director or officer. In 2000, Penn Series paid directors' fees in the aggregate amount of $78,057 to directors who are not "interested persons" of Penn Series.


     The Board of Directors has an Executive Committee currently consisting of Messrs. Chappell, Toran and Greene. Subject to limits under applicable law, during intervals between meetings of the Board, the Committee may exercise the powers of the Board.

--------------------------------------------------------------------------------
CODE OF ETHICS


         Rule 17j-1 under the 1940 Act governs personal securities activities of directors, officers and employees ("access persons") of investment companies, its investment advisers and/or sub-advisers. Under amended Rule 17j-1, Penn Series, ICMI and each sub-adviser are required to adopt Codes of Ethics in order to ensure that the interests of shareholders are placed ahead of personal interests. Penn Series has revised its Code of Ethics to comply with amended Rule 17j-1. This revised Code of Ethics is designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. Access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes and are prohibited from engaging in transactions during certain periods of time. In addition, certain access persons are required to obtain approval before investing in private placements and are not permitted to purchase securities in intial public offerings.


         Penn Series, ICMI and the sub-advisers each propose to submit their revised Code of Ethics to the Penn Series' Board in the coming months for adoption of these Codes of Ethics by the Board. Copies of the current Codes of Ethics for Penn Series, ICMI and each sub-adviser are on file with the SEC.

--------------------------------------------------------------------------------
CUSTODIAL SERVICES

     PNC Bank, Broad & Chestnut Streets, Philadelphia, PA 19107, is custodian of the assets of the Funds of Penn Series. The custodial services performed by PNC Bank are those customarily performed for registered investment companies by qualified financial institutions. Penn Series has authorized the Bank to deposit certain portfolio securities in a central depository system as allowed by federal law.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

     Ernst & Young LLP serves as the independent auditors of Penn Series. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103. Ernst & Young LLP also serves as the independent auditors of Penn Mutual.

--------------------------------------------------------------------------------
LEGAL MATTERS

     Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relative to the federal securities laws and the offering of shares of Penn Series.

--------------------------------------------------------------------------------
NET ASSET VALUE OF SHARES

     The following information supplements the information on net asset value of shares set forth in "Account Policies" in the Prospectus.

     The purchase and redemption price of each Fund's shares is equal to that Fund's net asset value per share. Each Fund determines its net asset value per share by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of each Fund is calculated every day the New York Stock Exchange ("Exchange") is open for trading. The Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Presidential Election Day, Thanksgiving Day, and Christmas Day.


     Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.


     Debt securities held in the Funds may be valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.


     Securities for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Directors.


     The Money Market Fund uses the amortized cost method of valuation. Under the amortized cost method of valuing portfolio securities, the security is valued at cost on the date of purchase and thereafter a proportionate amortization of any discount or premium until maturity of the security is assumed. The value of the security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method is believed to provide certainty in portfolio valuation, it may result in periods during which values are higher or lower than the amount the Money Market Fund would receive if the security was sold.

     In accordance with Rule 2a-7 under the Investment Company Act of 1940, the Penn Series Board of Directors has established procedures reasonably designed, taking into account current conditions and the Money Market Fund's objectives, to stabilize the net asset value per share of the Fund, as computed for purposes of distribution and redemption, at $1.00. Penn Series will maintain a dollar weighted average portfolio maturity in the Money Market Fund appropriate to the objective of maintaining a stable net asset value per share, and to that end the Fund will neither purchase any instrument with a remaining maturity of more than 397 days nor maintain a dollar weighted average portfolio maturity which exceeds 90 days. The Board of Directors will review, at such intervals as it determines appropriate, the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from the $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to prospective or existing shareholders or contract holders, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Fund; reducing or withholding dividends; utilizing a net asset value per share as determined by using available market quotations; or reducing the number of shares outstanding by requesting shareholders to contribute to capital shares of the Money Market Fund.

--------------------------------------------------------------------------------
OWNERSHIP OF SHARES

     The outstanding shares of each of the Funds of Penn Series are owned by Penn Mutual and its subsidiary, PIA and are held in their Separate Accounts pursuant to variable annuity contracts and variable life insurance policies.


     On March 10, 2001, the outstanding shares of Penn Series were owned as follows:*

                                                                           LARGE                SMALL
                       MONEY    QUALITY               FLEXIBLY   GROWTH     CAP     EMERGING     CAP   INTERN'L
                      MARKET      BOND   HIGH YIELD   MANAGED    EQUITY    VALUE     GROWTH     VALUE  EQUITY
                       FUND       FUND   BOND FUND     FUND      FUND      FUND       FUND      FUND    FUND
----------------------------------------------------------------------------------------------------------------
Percentage of
Outstanding Shares
Owned by PennMutual
and Held in
Separate Accounts
Pursuant to
Variable Annuity
Contracts               57%       80%        67%        69%        83%      70%        64%       60%     68%
----------------------------------------------------------------------------------------------------------------
Percentage of
Outstanding Shares
Owned by Penn
Insurance and
Annuity                 14%        9%        15%        16%        7%       13%        13%       16%     11%
----------------------------------------------------------------------------------------------------------------
Percentage of
Outstanding Shares
Owned by Penn
Mutual and Held in
a Separate Account
Pursuant to
Variable Life
Insurance Contracts     29%       11%        18%        15%        10%      17%        23%       24%     21%
----------------------------------------------------------------------------------------------------------------

                                       LIMITED
                                    MATURITY BOND   GROWTH AND                        MID CAP        MID CAP
                                        FUND        INCOME FUND   INDEX 500 FUND    GROWTH FUND     VALUE FUND
----------------------------------------------------------------------------------------------------------------
Percentage of Outstanding Shares
Owned by PennMutual and Held in
Separate Accounts Pursuant to
Variable Annuity Contracts               60%           100%             58%             63%           60%
----------------------------------------------------------------------------------------------------------------
Percentage of Outstanding Shares
Owned by Penn Insurance and Annuity      23%            0%              13%             10%           16%
----------------------------------------------------------------------------------------------------------------
Percentage of Outstanding Shares
Owned by Penn Mutual and Held in a
Separate Account Pursuant to
Variable Life Insurance Contracts        17%            0%              29%             27%           24%
----------------------------------------------------------------------------------------------------------------


*  UNAUDITED.

--------------------------------------------------------------------------------
TAX STATUS

     The following is only a summary of certain federal income and excise tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of Funds or their shareholders and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

     The following general discussion of certain Federal income and excise tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


     Each Fund within Penn Series is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to Penn Series as a whole.

     Shares of the Funds other than the Growth and Income Fund will be purchased by Penn Mutual and PIA for their separate accounts under variable annuity contracts and variable life insurance policies. Shares of the Growth and Income Fund are currently available only to certain contracts issued to qualified pension plans. Under the provisions of the Code currently in effect, net income and realized capital gains that the Funds distribute are not currently taxable to owners of variable annuity or variable life insurance contracts when left to accumulate in the contracts or under a qualified pension or retirement plan.
Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Fund intends to comply with such requirements. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of variable life insurance contracts or variable life insurance policies, please refer to the contract prospectus.

     It is the policy of each of the Funds to continue to qualify for and to elect the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Funds expects that it will not be subject to Federal income taxes on net investment income and net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

     In order to continue to qualify as a regulated investment company each Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.


     If a Fund qualifies as a regulated investment company under the Code, it will not be subject to Federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the Fund distributes at least (a) 90% of its net investment income (generally, dividends, taxable interest, and the excess, if any, of net short-term capital gains over net long-term capital losses less certain operating expenses) and (b) 90% of its net tax exempt interest income (the excess of its tax-exempt interest income over certain deductions attributable to that income) (the "Distribution Requirement").

     Although each Fund intends to distribute substantially all of its net investment income and capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.


     If for any taxable year, a Fund does not qualify as a regulated investment company under Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates without any deduction for distributions to shareholders and all such distributions will be treated as ordinary dividends to the extent of the fund's current or accumulated earnings and profits. In such case, distributions to corporate shareholders may be eligible for the dividends - received deduction.

     It is expected that none of the Funds will be subject to the 4% excise tax normally imposed on regulated investment companies that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies or pension plans.


     A Fund's transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of income earned and in turn, affect the application of the Distribution Requirement to a particular Fund. Further, because a Fund may be required to recognize income without a corresponding receipt of cash, a Fund may be required, in order to satisfy the Distribution Requirement, to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

     Each Fund that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Fund's shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Fund's assets to be invested within various countries is not known.

     Rules relating to U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult with their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Fund.

--------------------------------------------------------------------------------
VOTING RIGHTS

     Penn Series is an open end management investment company. Each Fund is "diversified" as defined in the 1940 Act. The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund. Penn Mutual and PIA own all the outstanding shares of Penn Series, either in their separate accounts registered under the 1940 Act or in their unregistered separate accounts or general accounts. Pursuant to the 1940 Act, however, Penn Mutual and PIA will vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract owners or payees having the right to give such instructions. Fund shares for which contract owners or payees are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by Penn Mutual and PIA in their general and unregistered separate accounts, will be voted in proportion to the shares for which voting instructions have been received. Under state insurance law and federal regulations, there are certain circumstances under which Penn Mutual and PIA may disregard such voting instructions. If voting instructions are ever so ignored, contract owners will be advised of that action in the next semiannual report.

      Penn Series currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law. The law provides shareholders with the right under certain circumstances to call a meeting of shareholders to consider removal of one or more directors. As required by law, Penn Series will assist in variable contract owner and payee communication on such matters.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Company may from time to time quote various performance figures to illustrate the Funds' past performance.

     Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Company to compute or express performance follows.

--------------------------------------------------------------------------------
TOTAL RETURN

     From time to time each Fund, except the Money Market Fund, may advertise total return. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Fund) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Fund) and the deduction of all applicable Company expenses on an annual basis.

     The average annual compounded rates of return (unless otherwise noted) for the Funds for the periods ended December 31, 2000 are as follows:

                                                                   AVERAGE        AVERAGE
                                      INCEPTION         ONE         ANNUAL         ANNUAL      AVERAGE ANNUAL
NAME OF FUND                             DATE          YEAR       FIVE YEARS      TEN YEARS    SINCE INCEPTION
------------                             ----          ----       ----------      ---------    ---------------
Limited Maturity Bond                   5/1/00          N/A           N/A            N/A            7.18%

Quality Bond                           11/1/92*       12.00%         6.78%           N/A            7.44%

High Yield Bond                        7/23/84        -3.69%         6.75%         11.00%           9.15%

Flexibly Managed                       7/23/84        22.22%        13.33%         13.90%          14.56%

Growth and Income                       5/1/00          N/A           N/A            N/A           -8.38%

Growth Equity                          11/1/92*      -26.10%        16.34%           N/A           14.25%

Large Cap Value                        11/1/92**      12.64%        13.89%           N/A           14.49%

Index 500                               5/1/00          N/A           N/A            N/A           -8.40%

Mid Cap Growth                          5/1/00          N/A           N/A            N/A          -12.50%

Mid Cap Value                           5/1/00          N/A           N/A            N/A           23.99%

Emerging Growth                         5/1/97       -28.54%          N/A            N/A           44.37%

Small Cap Value                         3/1/95        13.73%         8.47%           N/A            9.44%

International Equity                   11/2/92       -18.67%        12.70%           N/A           13.09%
-----------------------------------------------------------------------------------------------------------------


*    DATE ICMI BEGAN MANAGING THE FUND'S INVESTMENTS.


** DATE OPCAP ADVISORS, THE FUND'S PREVIOUS MANAGER, BEGAN MANAGING THE FUND'S INVESTMENTS. EFFECTIVE ON MAY 1, 2000 PUTNAM INVESTMENT MANAGEMENT, LLC BECAME MANAGER OF THE FUND.


     These figures were calculated according to the following formula:
     P(1 +T)(n)=ERV

         where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  n        =        number of years
                ERV        =        ending redeemable value of hypothetical
                                    $1,000 payment made at the beginning of the
                                    l-, 5-, or 10-year periods at the end of the
                                    l-, 5-, or 10-year periods (or fractional
                                    portion thereof).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATINGS OF COMMERCIAL PAPER
--------------------------------------------------------------------------------

MOODY'S INVESTOR SERVICES, INC. COMMERCIAL PAPER RATINGS:

--------------------------------------------------------------------------------
PRIME-1 Issues rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
          Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well-established industries.
          -    High rates of return on funds employed.
          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          - Board margins in earnings coverage of fixed financial charges and high internal cash generation.
          - Well-established access to a range of financial markets and assured sources of alternate liquidity.


--------------------------------------------------------------------------------
PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


--------------------------------------------------------------------------------
PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

--------------------------------------------------------------------------------
STANDARD & Poor's Rating Group commercial paper ratings:

A-1 This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

--------------------------------------------------------------------------------
A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

--------------------------------------------------------------------------------
A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

--------------------------------------------------------------------------------
B Issues rated B are regarded as having significant speculative characteristics for timely payment.

--------------------------------------------------------------------------------
C This rating is assigned to short-term debt obligations that is currently vulnerable to nonpayment.

--------------------------------------------------------------------------------
D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

--------------------------------------------------------------------------------
FITCH INVESTORS SERVICE, INC.:

FITCH 1--HIGHEST GRADE. Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH 2--VERY GOOD GRADE. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

--------------------------------------------------------------------------------
RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------

     The quality of a bond is measured by credit risk--the continuing ability of the issuer to meet interest and principal payments. Issuers who are believed to be good credit risks receive high quality ratings, and those believed to be poor credit risks receive low quality ratings. As a result of the greater credit risk involved, medium and low quality bonds typically offer a higher yield than bonds of high quality.

--------------------------------------------------------------------------------
MOODY'S INVESTORS SERVICE, INC.

AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

--------------------------------------------------------------------------------
Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than AAA securities.

--------------------------------------------------------------------------------
A Bonds which are rated A possess many favorable investment attributes and are generally considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

--------------------------------------------------------------------------------
Baa Bonds which are rated Baa are considered medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

--------------------------------------------------------------------------------
Ba Bonds which are rated Ba are judged to have the following speculative elements: their future cannot be considered as well-assured; the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future; and uncertainty of position characterizes bonds in this class.

--------------------------------------------------------------------------------
B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

--------------------------------------------------------------------------------
Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

--------------------------------------------------------------------------------
Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

--------------------------------------------------------------------------------
C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a rating in the lower end of the generic rating category.

--------------------------------------------------------------------------------
STANDARD & Poor's Ratings Group

AAA This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

--------------------------------------------------------------------------------
AA Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

--------------------------------------------------------------------------------
A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

--------------------------------------------------------------------------------
BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.


     Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition of the taking of a similar action if payments on a obligation are jeopardized.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF PENN SERIES
--------------------------------------------------------------------------------


     The following pages include audited financial statements and financial highlights as of December 31, 2000 for the Penn Series Funds consisting of the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibility Managed Fund, Growth and Income Fund, Growth Equity Fund, Large Cap Value Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Emerging Growth Fund, Small Cap Value Fund, and International Equity Fund.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000
THE MONEY MARKET FUND

                                                Par               Value
                                                000)              (000)
-------------------------------------------------------------------------
COMMERCIAL PAPER--25.4%
-------------------------------------------------------------------------
AEP Credit, Inc.
    6.600%, 01/05/01                            4,500             $ 4,497
Boecap, Inc.
    6.500%, 01/05/01                            3,750               3,747
Constellation Energy
    6.900%, 01/09/01                            2,500               2,496
General Electric Capital Corp.
    6.600%, 01/09/01                              240                 240
Kimberly-Clark
    6.460%, 01/18/01                            2,000               1,994
National Fuel Gas
    6.620%, 02/01/01                            4,500               4,474
New York, New York
    6.650%, 01/10/01                              600                 600
    6.650%, 01/10/01                            1,000               1,000
    6.650%, 01/10/01                              830                 830
    6.650%, 02/06/01                            1,535               1,535
Sherwin Williams
    6.530%, 01/10/01                            2,500               2,496
                                                                 --------
TOTAL COMMERCIAL PAPER
   (Cost $23,909)                                                  23,909
                                                                 --------

-------------------------------------------------------------------------
CORPORATE BONDS--33.7%
-------------------------------------------------------------------------
ALCOA, Inc.
    5.750%, 02/01/01                            2,971               2,968
American Express Credit Corp.
    6.750%, 06/01/01                              435                 435
    8.500%, 08/15/01                              525                 530
Associates Corp.
    5.875%, 05/16/01                            1,000                 997
    6.625%, 05/15/01                              525                 524
    6.700%, 05/29/01                            1,510               1,509
AT&T Capital Corp.
    6.875%, 01/16/01                              500                 500
Baltimore Gas & Electric
    8.375%, 08/15/01                              100                 101
Bank of America Corp.
    6.750%, 02/26/01                              256                 256
    5.750%, 03/15/01                            3,608               3,600
    6.650%, 05/01/01                              300                 300
    6.625%, 05/30/01                              175                 175
Bell Telephone Co.
    4.750%, 05/01/01                              200                 199
Chase Manhattan Corp.
    5.500%, 02/15/01                            1,833               1,830
Chrysler Financial Co., LLC
    5.875%, 02/07/01                              915                 914
    6.090%, 04/06/01                              100                 100
Citicorp
    5.625%, 02/15/01                              370                 369
Citifinancial
    5.550%, 02/15/01                              265                 265
Consolidated Edison, Inc.
    6.500%, 02/01/01                              105                 105

                                                 Par                 Value
                                                (000)                (000)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Duke Power Co.
    5.875%, 06/01/01                               25                   $ 25
Exxon Mobil Corp.
    8.375%, 02/12/01                              100                    100
Ford Capital BV
    9.375%, 05/15/01                              303                    306
Ford Motor Credit Corp.
    5.750%, 01/25/01                            1,779                  1,778
    7.000%, 09/25/01                              381                    382
    5.125%, 10/15/01                              750                    740
General Electric Capital Corp.
    8.375%, 03/01/01                            1,372                  1,376
General Motors Acceptance Corp.
    5.625%, 02/15/01                            1,595                  1,592
GTE California, Inc.
    5.625%, 02/01/01                            1,643                  1,641
GTE Northwest, Inc.
    7.375%, 05/01/01                              450                    450
Household Finance Corp.
    6.450%, 03/15/01                            2,252                  2,250
Kimberly-Clark Corp.
    8.625%, 05/01/01                            1,091                  1,097
Lehman Brothers, Inc.
    6.125%, 02/01/01                              100                    100
Merrill Lynch & Co., Inc.
    6.000%, 01/15/01                              284                    284
    6.000%, 03/01/01                            1,720                  1,717
New England Telephone & Telegraph
    8.625%, 08/01/01                              500                    505
Procter & Gamble
    8.700%, 08/01/01                              150                    151
Rockwell International
    8.375%, 02/15/01                              750                    751
Salomon Smith Barney Holdings, Inc.
    5.875%, 02/01/01                              150                    150
Wal-Mart Stores
    6.150%, 08/10/01                              662                    659
                                                                    --------
TOTAL CORPORATE BONDS
   (Cost $31,731)                                                     31,731
                                                                    --------

-----------------------------------------------------------------------------
AGENCY OBLIGATIONS--0.9%
-----------------------------------------------------------------------------
Federal Home Loan Bank
    5.530%, 03/22/01                              250                    249
    5.570%, 03/29/01                              250                    249
    5.100%, 05/18/01                              300                    298
                                                                    --------
TOTAL AGENCY OBLIGATONS
  (Cost $796)                                                            796
                                                                    --------

-----------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES**--15.7%
-----------------------------------------------------------------------------
Alabama State Industrial Development Authority
    7.100%, 01/04/01                              950                    950
Avalon Hotel Associates
    7.085%, 01/04/01                              435                    435

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Continued)
THE MONEY MARKET FUND

                                                         Par              Value
                                                        (000)             (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Barton Healthcare, LLC
    6.800%, 01/03/01                                      400              $ 400
Berks County, PA, Industrial Development Authority
    7.713%, 01/03/01                                      455                455
Bloomfield, NM
    6.800%, 01/03/01                                      600                600
Columbia County, GA, Development Authority
    6.700%, 01/03/01                                    1,600              1,600
Community Health Systems, Inc.
    6.900%, 01/03/01                                      535                535
    6.900%, 01/03/01                                    1,090              1,090
Durham, NC, Certificates of Participation
    6.850%, 01/03/01                                      500                500
Espanola, NM
    6.800%, 01/03/01                                      600                600
Fairview Hospital & Healthcare  Services
    6.750%, 01/04/01                                      500                500
GMG Warehouse, LLC
    6.800%, 01/03/01                                    1,000              1,000
Health Insurance Plan of Greater NY
    6.850%, 01/03/01                                      400                400
Illinois Development Finance Authority
    6.800%, 01/03/01                                      600                600
Liliha Parking  LP
    6.900%, 01/03/01                                    2,060              2,060
Montgomery County, PA, Industrial Development
    Authority
    7.130%, 01/03/01                                    1,055              1,055
Silver City, NM
    6.800%, 01/03/01                                      600                600
St. Francis Healthcare Foundation
    6.900%, 01/03/01                                    1,375              1,375
                                                                         -------
TOTAL VARIABLE RATE DEMAND NOTES
   (Cost $14,755)                                                         14,755
                                                                         -------

--------------------------------------------------------------------------------
MEDIUM TERM NOTES--17.2%
--------------------------------------------------------------------------------
Associates Corp. NA
    7.550%, 08/23/01                                      100                100
Bank of America Corp.
   5.700%, 02/09/01                                       336                335
   5.700%, 02/12/01                                       300                299
Beneficial Corp.
    6.600%, 06/22/01                                      100                100
Boeing Capital Corp.
    5.560%, 02/05/01                                      725                724
    6.350%, 07/26/01                                       35                 35
Chrysler Financial Co.
    5.900%, 01/26/01                                      100                100
CIT Group Holdings
    5.625%, 02/02/01                                      150                150
Citicorp
    5.700%, 01/25/01                                      200                200

                                                     Par                 Value
                                                    (000)                (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Ford Motor Credit Co.
    5.760%, 01/24/01                                  250                 $ 249
    6.360%, 01/30/01                                  100                   100
    5.760%, 02/12/01                                   20                    20
    6.000%, 02/27/01                                  135                   135
    6.040%, 02/28/01                                  400                   400
    6.290%, 03/05/01                                  100                   100
    6.570%, 03/19/01                                  175                   175
    6.550%, 03/29/01                                  195                   195
General Electric Capital Corp.
    5.190%, 01/16/01                                  575                   575
    5.500%, 01/16/01                                  500                   500
General Motors Acceptance Corp.
    6.150%, 01/16/01                                  700                   700
    6.200%, 01/16/01                                  540                   540
    6.600%, 01/17/01                                  465                   465
    5.800%, 02/23/01                                  200                   200
    6.800%, 04/17/01                                  100                   100
    6.850%, 04/17/01                                  350                   350
    5.350%, 05/04/01                                  400                   398
Household Finance Corp.
    5.750%, 02/22/01                                  230                   229
    6.490%, 04/09/01                                  200                   200
IBM Corp.
    5.125%, 02/12/00                                  500                   499
IBM Credit Corp.
    5.050%, 01/22/01                                  150                   150
    6.640%, 10/29/01                                  100                   100
International Lease Finance Corp.
    6.660%, 08/07/01                                  100                   100
    5.550%, 10/01/01                                  200                   198
Lehman Brothers Holdings
    6.000%, 02/26/01                                  125                   125
Merrill Lynch & Co.
    6.500%, 02/15/01                                  100                   100
    6.050%, 03/06/01                                  122                   122
    5.930%, 03/23/01                                1,100                 1,098
    6.020%, 05/11/01                                  250                   249
    5.870%, 11/15/01                                  175                   173
Morgan Stanley Dean Witter
    5.250%, 02/08/01                                  710                   709
    5.980%, 02/12/01                                  250                   250
    5.750%, 02/15/01                                1,144                 1,142
    6.500%, 03/30/01                                  125                   125
    6.700%, 05/01/01                                  635                   634
Wells Fargo & Co.
    5.625%, 02/05/01                                1,600                 1,598
    6.200%, 02/15/01                                  450                   449
    6.875%, 05/10/01                                  325                   324
    8.150%, 11/01/01                                  345                   349
                                                                        -------
TOTAL MEDIUM TERM NOTES
  (Cost $16,168)                                                         16,168
                                                                        -------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Concluded)
THE MONEY MARKET FUND

                                                       Number            Value
                                                     of Shares           (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--7.3%
-------------------------------------------------------------------------------
Janus Money Market Fund, Inc.                        2,445,541          $ 2,446
Provident Institutional Funds - TempFund             4,381,174            4,381
                                                                       --------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,827)                                                           6,827
                                                                       --------

TOTAL INVESTMENTS--100.2%
   (Cost $94,186) (a)                                                    94,186

LIABILITIES IN EXCESS
    OF OTHER ASSETS--(0.2%)                                                (141)
                                                                       --------

NET ASSETS APPLICABLE TO 94,051,920
  SHARES OF COMMON STOCK ISSUED
     ISSUED AND OUTSTANDING--100.0%                                      94,045
                                                                       ========

NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE                                           $1.00
                                                                       ========

------------------------------------------
(a)  Cost for Federal income tax purposes.
** The rate shown is the rate as of December 31, 2000, and the maturity is the next interest readjustment date.


                                       Percentage of Portfolio
    Maturity       Amount              --------------------------------------
    Schedule      Par (000)                                      (Cumulative)
-----------------------------------------------------------------------------
  1 - 7 days       $29,832                   31.6%                   31.6%
  8 - 14 days        7,670                    8.1%                   39.7%
 15 - 30 days        8,143                    8.7%                   48.4%
 31 - 60 days       27,555                   29.2%                   77.6%
 61 - 90 days        8,177                    8.7%                   86.3%
 91 - 120 days         750                    0.8%                   87.1%
121 - 150 days       7,464                    7.9%                   95.0%
 over 150 days       4,683                    5.0%                  100.0%
                   -------                  ------
                   $94,274                  100.0%

Average Weighted Maturity -- 48 days

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000
THE QUALITY BOND FUND

                                                    Par               Value
                                                   (000)              (000)
-----------------------------------------------------------------------------
CORPORATE BONDS--20.4%
-----------------------------------------------------------------------------
Canadian Government Agency--2.1%
Hydro-Quebec
       8.400%,  01/15/22                             420         $        483
       8.050%,  07/07/24                           1,365                1,554
                                                                 ------------
                                                                        2,037
                                                                 ------------
Electrical Power--4.8%
Southern Energy Mid-Atlantic
       9.125%, 06/30/17                            4,500                4,621
                                                                 ------------
Financial Services--5.3%
Verizon Global Funding Corp.
        7.250%, 12/01/10                           5,000                5,086
                                                                 ------------
Telephone--5.2%
Worldcom, Inc.
        7.375%, 01/15/06                           5,000                4,982
                                                                 ------------
Transportation--3.0%
CSX Corp.
        7.050%, 05/01/02                           2,810                2,825
                                                                 ------------
TOTAL CORPORATE BONDS

  (Cost $19,081)                                                       19,551
                                                                 ------------

------------------------------------------------------------------------------
MEDIUM TERM NOTES--1.1%
------------------------------------------------------------------------------
Associates Corp. N.A.
       7.750%, 02/15/05                            1,000                1,056
                                                                 ------------
TOTAL MEDIUM TERM NOTES
  (Cost $1,005)                                                         1,056
                                                                 ------------

------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--25.4%
------------------------------------------------------------------------------
U.S. Treasury Bonds--9.3%
       7.250%, 05/15/16                            3,730                4,392
       5.250%, 11/15/28                              150                  144
       6.125%, 08/15/29                            4,050                4,412
                                                                 ------------
                                                                        8,948
                                                                 ------------
U.S. Treasury Notes--9.3%
       6.750%, 05/15/05                            4,000                4,259
       5.750%, 11/15/05                               75                   77
       5.750%, 08/15/10                            4,400                4,613
                                                                 ------------
                                                                        8,949
                                                                 ------------
U.S. Treasury Notes Inflation Index--6.8%
       3.625%, 07/15/02                            6,000                6,531
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $23,911)                                                       24,428
                                                                 ------------

-----------------------------------------------------------------------------
AGENCY OBLIGATIONS--50.3%
-----------------------------------------------------------------------------
Federal National Mortgage Association--30.5%
       6.825%, 09/01/07                            2,615                2,674
       6.620%, 11/01/07                            1,856                1,904
       6.500%, 01/01/31                            9,900                9,745
       7.000%, 01/01/31                           15,000               14,995
                                                                 ------------
                                                                       29,318
                                                                 ------------

                                                        Par              Value
                                                       (000)             (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation--0.4%
       5.500%, 01/02/01                                 400          $      400
                                                                     ----------
Government National Mortgage Association--19.4%
       9.000%, 10/15/30                               1,474               1,531
       9.000%, 10/15/30                               1,917               1,992
       9.000%, 10/15/30                               2,412               2,506
       9.000%, 11/15/30                               1,908               1,983
       9.000%, 11/15/30                               2,249               2,337
       9.000%, 11/15/30                               2,344               2,435
       9.000%, 11/15/30                               1,125               1,168
       9.000%, 11/15/30                               4,476               4,650
                                                                     ----------
                                                                         18,602
                                                                     ----------
TOTAL AGENCY OBLIGATIONS
  (Cost $47,941)                                                         48,320
                                                                     ----------

-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--0.9%
-------------------------------------------------------------------------------
Morgan Stanley Capital I
       6.950%, 12/12/05
(Cost $853)                                             891                 912
                                                                     ----------

-------------------------------------------------------------------------------
ASSET BACKED SECURITIES--23.0%
-------------------------------------------------------------------------------
Chase Credit Card Master Trust
       6.780%, 08/15/05                               3,500               3,507
Discover Card Master Trust I
       6.740%, 09/16/05                               4,500               4,505
First USA Credit Card Master Trust
       6.699%, 01/18/06                               2,500               2,501
Fleet Credit Card Master Trust II
       6.750%, 07/15/05                               3,550               3,557
Illinois Power Special Purpose Trust
       5.380%, 06/25/07                               4,500               4,406
MBNA Master Credit Card Trust I
       6.790%, 10/15/05                               1,500               1,504
Railcar Leasing L.L.C.
       7.125%, 01/15/13                               2,000               2,087
                                                                     ----------
TOTAL ASSET BACKED SECURITIES
  (Cost $21,789)                                                         22,067
                                                                     ----------

                                                  Number                  Value
                                                 of Shares                (000)

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--10.6%
-------------------------------------------------------------------------------
Janus Money Market Fund                           5,097,061               5,097
Provident Institutional Funds - TempFund          5,124,892               5,125
                                                                     ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $10,222)                                                         10,222
                                                                     ----------
TOTAL INVESTMENTS--131.7%
  (Cost $124,802) (a)                                                   126,556

PAYABLE FOR SECURITIES
  PURCHASED --(25.7%)                                                   (24,687)

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Concluded)
THE QUALITY BOND FUND

                                                                     Value
                                                                     (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
DIVIDEND PAYABLE--(6.9%)                                              (6,606)

OTHER ASSETS IN EXCESS
 OF LIABLILITIES--0.9%                                                   810
                                                                    --------

NET ASSETS APPLICABLE TO 9,303,248
  SHARES OF COMMON STOCK ISSUED
  AND OUTSTANDING -- 100.0%                                         $ 96,073
                                                                    ========

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                        $  10.33
                                                                    ========

-----------------------------------
(a) At December 31, 2000, the cost for Federal income tax purposes was $124,844,967 Net unrealized appreciation was $1,711,304. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,763,077 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $51,773.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000
THE HIGH YIELD  BOND FUND

                                                         Par           Value
                                                        (000)          (000)
--------------------------------------------------------------------------------
CORPORATE BONDS--92.9%
--------------------------------------------------------------------------------
Aerospace & Defense--1.4%
Anteon Corp.
  12.000%, 05/15/09                                       200       $      177
BE Aerospace
  8.000%, 03/01/08                                        125              117
Dyncorp, Inc.
  9.500%, 03/01/07                                        275              224
L-3 Communications Corp.
  10.375%, 05/01/07                                       200              207
                                                                    ----------
                                                                           725
                                                                    ----------
Automobiles & Related--2.1%
Advance Stores Co., Inc.
  10.250%, 04/15/08                                       250              186
Aftermarket Technology Corp.
  12.000%, 08/01/04                                       175              167
Hayes Lemmerz International, Inc.
  8.250%, 12/15/08                                        200              131
Hayes Wheels International, Inc.
  11.000%, 07/15/06                                        75               57
Lear Corp.
  7.960%, 05/15/05                                        125              119
  8.110%, 05/15/09                                        125              114
MSX International, Inc.
  11.375%, 01/15/08                                       200              177
Venture Holdings Trust
  9.500%, 07/01/05                                        350              107
                                                                    ----------
                                                                         1,058
                                                                    ----------
Broadcast/Media--1.7%
ACME Television/Finance Corp.
  10.875%, 09/30/04                                       250              217
Chancellor Media Corp.
  8.750%, 06/15/07                                        150              152
Radio Unica Corp.
  17.093%**, 08/01/06                                     425              278
Sinclair Broadcast Group
  10.000%, 09/30/05                                       200              194
                                                                    ----------
                                                                           841
                                                                    ----------
Building Products--3.5%
American Builders & Contractors
  Supply Co., Inc.
  10.625%, 05/15/07                                       325              265
Associated Materials, Inc.
  9.250%, 03/01/08                                        600              573
ISG Resources, Inc.
  10.000%, 04/15/08                                       500              152
Lennar Corp.
  9.950%, 05/01/10                                        600              619
Nortek, Inc.
  9.875%, 03/01/04                                        200              187
                                                                    ----------
                                                                         1,796
                                                                    ----------
Cable Operators--6.5%
Callahan Nordrhein West
  14.000%, 07/15/10                                       300              265
Charter Communications Holdings L.L.C.
  12.543%**, 04/01/11                                     400              237
Coaxial Communications, Inc.
  10.000%, 08/15/06                                       300              286
Coaxial L.L.C.
  12.552%**, 08/15/08                                     150              110
Frontiervision Holdings L.P.
  13.673%**, 09/15/07                                     300              253
  13.673%**, 09/15/07                                     400              338

                                                      Par              Value
                                                     (000)             (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Cabletel, Inc.
  14.812%**, 02/01/06                                 300           $      262
Northland Cable Television
  10.250%, 11/15/07                                   250                  166
NTL Communications Corp.
  11.875%, 10/01/10                                   300                  268
Telewest Communication PLC
  11.000%, 10/01/07                                   200                  180
  9.875%, 02/01/10                                    250                  219
United International Holdings
  21.745%**, 02/15/08                               1,125                  489
United Pan-Europe Communications NV
  10.875%, 08/01/09                                   100                   65
  22.349%**, 02/01/10                                 650                  205
                                                                    ----------
                                                                         3,343
                                                                    ----------
Containers--0.9%
BWAY Corp.
  10.250%, 04/15/07                                   500                  452
                                                                    ----------
Electronic Components--3.9%
Amkor Technologies, Inc.
  9.250%, 05/01/06                                    300                  288
  10.500%, 05/01/09                                   300                  288
Asat Finance L.L.C.
  12.500%, 11/01/06                                   406                  378
Chippac International Ltd.
  12.750%, 08/01/09                                    75                   65
Fairchild Semiconductor Corp.
  10.375%, 10/01/07                                   200                  187
Flextronics International Ltd.
  9.875%, 07/01/10                                    500                  492
Intersil Corp.
  13.250%, 08/15/09                                    32                   37
SCG Holdings & Semiconductor Corp.
  12.000%, 08/01/09                                   230                  197
Viasystems, Inc.
  9.750%, 06/01/07                                    100                   79
                                                                    ----------
                                                                         2,011
                                                                    ----------
Energy Services--9.1%
AES Corp.
  8.500%, 11/01/07                                    250                  242
  9.500%, 06/01/09                                    250                  260
Amerigas Partners L.P.
  10.125%, 04/15/07                                   400                  402
Canadian Forest Oil Ltd.
  8.750%, 09/15/07                                    300                  294
CMS Energy Corp.
  9.875%, 10/15/07                                    400                  420
Compagnie Genera de Geophysique
  10.625%, 11/15/07                                   200                  206
Comstock Resources, Inc.
  11.250%, 05/01/07                                   300                  314
Energy Corp. of America
  9.500%, 05/15/07                                    250                  201
Eott Energy Partners
  11.000%, 10/01/09                                   100                  104
Forest Oil Corp.
  10.500%, 01/15/06                                   200                  208
Frontier Oil Corp.
  11.750%, 11/15/09                                    50                   50
Nuevo Energy Co.
  9.500%, 06/01/08                                    250                  252

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Continued)
THE HIGH YIELD  BOND FUND

                                                       Par            Value
                                                      (000)           (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Orion Power Holdings, Inc.
  12.000%, 05/01/10                                     300         $      327
Plains Resources, Inc.
  10.250%, 03/15/06                                     300                300
Pride Petroleum Services, Inc.
  9.375%, 05/01/07                                      425                440
Swift Energy Co.
  10.250%, 08/01/09                                     300                309
YPF Sociedad Anonima
  10.000%, 11/02/28                                     300                310
                                                                    ----------
                                                                         4,639
                                                                    ----------
Entertainment & Leisure--1.7%
Cinemark USA, Inc.
  8.500%, 08/01/08                                      125                 82
Premier Parks, Inc.
  12.421%**, 04/01/08                                   850                591
Yankeenets L.L.C.
  12.750%, 03/01/07                                     200                196
                                                                    ----------
                                                                           869
                                                                    ----------
Finance--1.5%
Euronet Services, Inc. @                                500                 98
  29.217%**, 07/01/06
Lodgian Finance Corp.                                   200                187
  12.250%, 07/15/09
RBF Finance Co.                                         400                466
  11.000%, 03/15/06
                                                                    ----------
                                                                           751
                                                                    ----------
Food/Tobacco--2.9%
B&G Foods, Inc.
  9.625%, 08/01/07                                      600                393
Cott Corp.
  9.375%, 07/01/05                                      375                377
  8.500%, 05/01/07                                      125                121
Doane Pet Care Co.
  9.750%, 05/15/07                                      350                266
Luigino's, Inc.
  10.000%, 02/01/06                                     150                119
New World Pasta Co.
  9.250%, 02/15/09                                      500                212
                                                                    ----------
                                                                         1,488
                                                                    ----------
Healthcare Services--4.5%
Bio Rad Labs
  11.625%, 02/15/07                                     400                414
Dade International, Inc.
  11.125%, 05/01/06                                     100                 22
Fresenius Medical Capital Trust II
  7.875%, 02/01/08                                      100                 91
Iasis Healthcare Corp.
  13.000%, 10/15/09                                     300                276
Lifepoint Hospitals Holdings, Inc.
  10.750%, 05/15/09                                     200                217
Mariner Post-Accute Network, Inc. #
  126.151%**, 11/01/07                                  650                 10
Quest Diagnostic, Inc.
  10.750%, 12/15/06                                     350                369
Tenet Healthcare Corp.
  8.000%, 01/15/05                                      300                305
Total Renal Care Holdings
  5.625%, 07/15/06                                      250                212
  7.000%, 05/15/09                                       52                 43
Triad Hospital Holdings, Inc.
  11.000%, 05/15/09                                     300                319
                                                                    ----------
                                                                         2,278
                                                                    ----------

                                                     Par               Value
                                                    (000)              (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Hospital Supplies & Hospital Mgmt--0.2%
Omnicare, Inc.
  5.000%, 12/01/07                                     150           $       123
                                                                     -----------
Hotels & Gaming--7.9%
Arogosy Gaming Co.
  10.750%, 06/01/09                                    375                   394
Courtyard by Marriott II
  10.750%, 02/01/08                                    600                   606
Eldorado Resorts
  10.500%, 08/15/06                                     75                    75
HMH Properties, Inc.
  7.875%, 08/01/08                                     175                   167
Hollywood Casino Shreveport
  13.000%, 08/01/06                                    200                   215
Horseshoe Gaming L.L.C.
  9.375%, 06/15/07                                     325                   330
International Game Technology
  8.375%, 05/15/09                                     500                   504
Isle of Capri Casinos
  8.750%, 04/15/09                                     275                   247
John Q. Hammons Hotels L.P.
  9.750%, 10/01/05                                     600                   546
Mandalay Resorts Group
  9.500%, 08/01/08                                     200                   201
Station Casinos, Inc.
  10.125%, 03/15/06                                    300                   310
Venetian Casino
  14.250%, 11/15/05                                    475                   458
                                                                     -----------
                                                                           4,053
                                                                     -----------
Internet Service Providers--1.2%
Covad Communications Group
  49.077%**, 03/15/08                                  400                    54
Exodus Communications, Inc.
  11.250%, 07/01/08                                    150                   133
  11.375%, 07/15/08                                    150                   127
  10.750%, 12/15/09                                    250                   214
Globix Corp.
  12.500%, 02/01/10                                    150                    60
                                                                     -----------
                                                                             588
                                                                     -----------
Long Distance Telecommunication--1.7%
IPCS, Inc.
  16.991%**, 07/15/10                                  300                   129
Level 3 Communications
  11.000%, 03/15/08                                    200                   177
  9.125%, 05/01/08                                     250                   204
Metromedia Fiber Network, Inc.
  10.000%. 11/15/08                                    200                   171
Worldwide Fiber, Inc.
  12.000%, 08/01/09                                    250                   191
                                                                     -----------
                                                                             872
                                                                     -----------
Manufacturing--2.7%
Alfa Laval Special Financial
  12.125%, 11/15/10                                    100                    99
Hawk Corp.
  10.250%, 12/01/03                                    375                   356
HCC Industries, Inc. @
  10.750%, 05/15/07                                    400                   202
International Wire Group, Inc.
  11.750%, 06/01/05                                    600                   588
Motors & Gears, Inc.
  10.750%, 11/15/06                                    150                   140
                                                                     -----------
                                                                           1,385
                                                                     -----------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Continued)
THE HIGH YIELD  BOND FUND

                                                          Par          Value
                                                         (000)         (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Metals & Mining--1.8%
Bethlehem Steel
  10.375%, 09/01/03                                        150       $      106
Better Minerals & Aggregates
  13.000%, 09/15/09                                        350              275
Golden Northwest Aluminum
  12.000%, 12/15/06                                        300              271
Russel Metals, Inc.
  10.000%, 06/01/09                                        300              266
                                                                     ----------
                                                                            918
                                                                     ----------
Miscellaneous Consumer Products--1.8%
Bally Total Fitness Holdings
  9.875%, 10/15/07                                         300              282
Corning Consumer Product
  9.625%, 05/01/08                                         150               35
Hedstrom Holdings, Inc. @ #
  185.934%**, 06/01/09                                      50                1
Holmes Products Corp.
  9.875%, 11/15/07                                          25               10
  9.875%, 11/15/07                                          50               20
Jostens, Inc.
  12.750%, 05/01/10                                        200              183
Sleepmaster
  11.000%, 05/15/09                                        500              393
                                                                     ----------
                                                                            924
                                                                     ----------
Paper & Paper Products--2.1%
Ainsworth Lumber Co.
  12.500%, 07/15/07                                        100               84
Four M Corp.
  12.000%, 06/01/06                                        250              234
Norampac, Inc.
  9.500%, 02/01/08                                          25               25
Paperboard Industries International, Inc.
  8.375%, 09/15/07                                         250              189
Repap New Brunswick
  11.500%, 06/01/04                                        200              224
Riverwood International Co.
  10.875%, 04/01/08                                        300              273
U.S. Timberlands Klam/Finance
  9.625%, 11/15/07                                          50               40
                                                                     ----------
                                                                          1,069
                                                                     ----------
Printing & Publishing--1.7%
Hollinger International Publishing, Inc.
  9.250%, 03/15/07                                         400              400
Sun Media Corp.
  9.500%, 02/15/07                                         275              268
Ziff Davis Media, Inc.
  12.000%, 07/15/10                                        225              177
                                                                     ----------
                                                                            845
                                                                     ----------
Rental Auto - Equipment--1.1%
Universal Compression, Inc.
  9.871%**, 02/15/08                                       700              571
                                                                     ----------

Restaraunts--1.7%
AFC Enterprises
  10.250%, 05/15/07                                        300              275
Foodmaker Corp.
  9.750%, 11/01/03                                         500              503
Foodmaker, Inc.
  8.375%, 04/15/08                                         100               95
                                                                     ----------
                                                                            873
                                                                     ----------

                                                       Par              Value
                                                      (000)             (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Retail--0.0%
Safelite Glass Corp.#
  9.875%, 12/15/06                                     100           $         1
  9.875%, 12/15/06                                     200                     3
                                                                     -----------
                                                                               4
                                                                     -----------
Satellites--0.6%
Orbital Imaging Corp.
  11.625%, 03/01/05                                    100                    21
Pegasus Communications Corp.
  9.625%, 10/15/05                                     200                   187
  9.750%, 12/01/06                                     100                    94
                                                                     -----------
                                                                             302
                                                                     -----------
Savings & Loan--1.1%
Bank United Capital Trust @
  10.250%, 12/31/26                                    250                   191
GS Escrow Corp.
  7.000%, 08/01/03                                     275                   266
  7.125%, 08/01/05                                     125                   118
                                                                     -----------
                                                                             575
                                                                     -----------
Services--3.6%
Allied Waste North America
  7.625%, 01/01/06                                     300                   287
AP Holdings, Inc. @
  69.361%**, 03/15/08                                  200                    11
Avis Group Holdings, Inc.
  11.000%, 05/01/09                                    500                   541
Coinmach Corp.
  11.750%, 11/15/05                                    307                   310
Global Imaging Systems, Inc.
  10.750%, 02/15/07                                    250                   189
Intertek Finance plc
  10.250%, 11/01/06                                    300                   152
Mastec, Inc.
  7.750%, 02/01/08                                     275                   254
Sitel Corp.
  9.250%, 03/15/06                                     125                   107
                                                                     -----------
                                                                           1,851
                                                                     -----------
Specialty Chemicals--4.2%
American Pacific Corp. @
  9.250%, 03/01/05                                     350                   345
Hercules, Inc.
  11.125%, 11/15/07                                    250                   254
Ineos Acrylics Finance
  10.250%, 05/15/10                                     50                    46
ISP Holdings, Inc.
  9.750%, 02/15/02                                     500                   423
Koppers Industry, Inc.
  9.875%, 12/01/07                                     500                   464
Lyondell Chemical Co.
  10.875%, 05/01/09                                    125                   119
Lyondell Chemical, Inc.
  9.875%, 05/01/07                                     100                    98
Octel Developments plc
  10.000%, 05/01/06                                    400                   378
                                                                     -----------
                                                                           2,127
                                                                     -----------
Supermarkets--0.3%
Jitney-Jungle Stores of America, Inc. #
  12.000%, 03/01/06                                    250                     5
  10.375%, 09/15/07                                    250                     3
Pantry, Inc.
  10.250%, 10/15/07                                    175                   165
                                                                     -----------
                                                                             173
                                                                     -----------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Continued)
THE HIGH YIELD  BOND FUND


                                                           Par         Value
                                                          (000)        (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Textiles & Apparel--1.9%
Dan River, Inc.
  10.125%, 12/15/03                                        550       $      426
Delta Mills, Inc.
  9.625%, 09/01/07                                         350              306
Dyersburg Corp.#
  9.750%, 09/01/07                                         450               27
Westpoint Stevens, Inc.
  7.875%, 06/15/05                                         300              221
                                                                     ----------
                                                                            980
                                                                     ----------
Transportation--1.4%
Petro Stopping Centers
  10.500%, 02/01/07                                        300              249
Travelcenters of America
  12.750%, 05/01/09                                        500              488
                                                                     ----------
                                                                            737
                                                                     ----------
Wireless Communications--9.9%
Airgate PCS, Inc.
  14.273%**, 10/01/09                                      400              232
Alamosa PCS Holdings, Inc.
  15.698%**, 02/15/10                                      275              133
Clearnet Communications, Inc. @
  10.125%, 07/07/07                                        500              547
Horizon PCS, Inc.
  17.005%**, 10/01/10                                      350              145
Leap Wireless
  28.388%**, 04/15/10                                      275               56
Microcell Telecommunications
  11.987%**, 06/01/06                                      275              264
Millicom International Cellular, Inc.
  18.368%**, 06/01/06                                      450              353
Nextel Communcations, Inc.
  11.836%**, 10/31/07                                      150              112
  11.863%**, 02/15/08                                      350              255
Nextel International, Inc.
  12.750%, 08/01/10                                        250              206
Nextel Partners, Inc.
  13.617%**, 02/01/09                                      475              321
Price Communications Wireless, Inc.
  9.125%, 12/15/06                                         350              357
Rogers Cantel, Inc
  9.750%, 06/01/16                                         350              381
Telecorp PCS, Inc.
  10.625%, 07/15/10                                        100              102
  11.612%**, 04/15/09                                      300              207
Triton PCS, Inc.
  10.654%**, 05/01/08                                      575              457
Ubiquitel Operating Co.
  17.233%**, 04/15/10                                      650              286
Voicestream Wireless Corp.
  10.375%, 11/15/09                                        600              648
                                                                     ----------
                                                                          5,062
                                                                     ----------
Wireline Telecommunications--6.3%
Alaska Communications
  9.375%, 05/15/09                                         350              296
Allegiance Telecom, Inc.
  15.514%**, 02/15/08                                      525              333
Colt Telecom Group plc
  11.984%**, 12/15/06                                      750              671
Completel Europe NV
  14.000%, 04/15/10                                        150              113

                                                       Par              Value
                                                      (000)             (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Focal Communications Corp.
  11.875%, 01/15/10                                    150           $       103
Intermedia Communications, Inc.
  8.875%, 11/01/07                                     100                    71
  8.600%, 06/01/08                                     350                   247
Jazztel PLC
  13.250%, 12/15/09                                    100                    63
KMC Telecom Holdings, Inc.
  50.599%**, 02/15/08                                  350                    44
McLeodUSA, Inc.
  11.616%**, 03/01/07                                  425                   357
Nextlink Communications, Inc.
  10.750%, 06/01/09                                    525                   436
Tele1 Europe BV
  13.000%, 05/15/09                                    125                   113
Time Warner Telecom L.L.C.
  9.750%, 07/15/08                                     100                    94
Versatel Telecom BV
  13.250%, 05/15/08                                    150                    95
XO Communications, Inc.
  16.336%**, 06/01/09                                  375                   189
                                                                     -----------
                                                                           3,225
                                                                     -----------

TOTAL CORPORATE BONDS                                                     47,508
  (Cost $54,247)                                                     -----------


--------------------------------------------------------------------------------
                                                  Number
COMMON STOCKS--0.3%                             of Shares
--------------------------------------------------------------------------------
AT&T Canada, Inc.* @                                514                      14
Gaylord Container Corp. *                         7,500                       8
Hedstrom Holdings, Inc. * @                       6,065                       0
Microcell Telecommunications, Inc. * @            1,117                      21
Nextel Communications, Inc. *                       464                      11
Pathmark Stores, Inc. *                           1,532                      25
Six Flags, Inc. *                                 2,800                      48
Tele1 Europe Holding AB (ADR) *                   5,303                      25
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $559)                                                               152
                                                                    -----------

--------------------------------------------------------------------------------
PREFERRED STOCKS--9.2%
--------------------------------------------------------------------------------
Broadcast/Media--1.2%
Citadel Broadcasting Co. 13.25%*                  2,033                     212
Cumulus Media, Inc. 13.75*                          138                     100
Sinclair Capital 11.625%                          3,250                     288
                                                                    -----------
                                                                            600
                                                                    -----------
Cable Operators--2.8%
CSC Holdings, Inc. 11.75%                         2,179                     230
CSC Holdings, Inc. 11.125*                       11,359                   1,193
                                                                    -----------
                                                                          1,423
                                                                    -----------
Computer Services & Software--0.0%
Rhythms Netconnections, Inc. 6.75%                1,700                      12
                                                                    -----------
Industrial - Other--0.6%
Anvil Holdings, Inc. 13.00%* @                   19,502                     283
                                                                    -----------
Long Distance--0.7%
Global Crossing Holdings Ltd. 10.50%              4,250                     385
                                                                    -----------
Metals & Mining--0.3%
International Utility Structures, Inc. 13.00%*      310                     155
                                                                    -----------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Concluded)
THE HIGH YIELD  BOND FUND

                                                  Number              Value
                                                of Shares             (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Satellites--0.5%
Pegasus Communications Corp. 12.75%*                261             $       246
                                                                    -----------

Wireless Communications--2.5%
Dobson Communications Corp. 12.25%*                 456                     404
Nextel Communications, Inc. 12.00%*               1,493                     565
Rural Cellular Corp. 11.375%*                       387                     334
                                                                    -----------
                                                                          1,303
                                                                    -----------
Wireline Communications--0.6%
E. Spire Communications, Inc. 12.75%*             2,206                      27
Intermedia Communications, Inc. 13.50%*          14,350                      72
XO Communications 14.00%*                         4,812                     195
                                                                    -----------
                                                                            294
                                                                    -----------
TOTAL PREFERRED STOCKS
  (Cost $5,560)                                                           4,701
                                                                    -----------

--------------------------------------------------------------------------------
                                                 Number
WARRANTS--0.1%                                 of Warrants                Value
--------------------------------------------------------------------------------
Allegiance Telecom, Inc. * @                        250                      10
Asat Finance *                                      100                       5
Cybernet Internet Services *                        150                       1
IPCS, Inc. *                                        300                       6
Jostens, Inc. *                                     200                       4
KMC Telecom Holdings, Inc. * @                      200                       1
Leap Wireless International *                       275                       2
Pathmark Stores, Inc. *                           2,350                      10
Ubiquitel, Inc. *                                   900                      18
UIH Australia * @                                   175                       1
Wright Medical Technology, Inc. * @               2,676                       0
                                                                    -----------
TOTAL WARRANTS
  (Cost $153)                                                                58
                                                                    -----------

                                                Number                 Value
                                              of Shares                (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--7.2%
--------------------------------------------------------------------------------
Reserve Investment Funds, Inc.                3,690,269               $   3,690
                                                                      ---------

TOTAL SHORT TERM INVESTMENTS
  (Cost $3,690)                                                           3,690
                                                                      ---------

TOTAL INVESTMENTS--109.7%
  (Cost $64,209) (a)                                                  $  56,109

DIVIDEND PAYABLE--(12.2%)                                                (6,236)

OTHER ASSETS IN EXCESS
  OF LIABILITIES--2.5%                                                    1,277
                                                                      ---------
NET ASSETS APPLICABLE TO 6,866,307
  SHARES OF COMMON STOCK
  ISSUED AND OUTSTANDING--100.0%                                      $  51,150
                                                                      =========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                          $    7.45
                                                                      =========
----------------------------------------------
* Non-Income Producing Security
** Effective Yield
@ Restricted Security
# Security in Default
ADR - American Depository Receipt

(a) At December 31, 2000, the cost for Federal income tax purposes was $64,262,790. Net unrealized depreciation was $8,153,927. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $918,855 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,072,782.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000
THE GROWTH EQUITY FUND

                                                        Number          Value
                                                       of Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCK--128.6%
--------------------------------------------------------------------------------
Aerospace & Defense--2.5%
United Technologies Corp.                                 70,000      $   5,504
                                                                      ---------
Beverages--3.4%
PepsiCo, Inc.                                            150,000          7,434
                                                                      ---------
Computer - Network Products & Services--12.9%
Brocade Communications Systems, Inc.*                     30,000          2,754
Cisco Systems, Inc.*                                     270,000         10,327
Juniper Networks, Inc.*                                   30,000          3,784
Network Appliance, Inc.*                                  50,000          3,209
Sun Microsystems, Inc.*                                  280,000          7,796
                                                                      ---------
                                                                         27,870
                                                                      ---------
Computers & Office Equipment--2.0%
International Business Machines Corp. (IBM)               50,000          4,250
                                                                      ---------
Computer Services & Software--4.8%
EMC Corp.*                                               115,000          7,647
Microsoft Corp.*                                          60,000          2,604
                                                                      ---------
                                                                         10,251
                                                                      ---------
Cosmetics & Toiletries--1.8%
Kimberly-Clark Corp.                                      55,000          3,888
                                                                      ---------
Diversified Manufacturing Operations--11.0%
General Electric Co.                                     320,000         15,340
Tyco International Ltd.                                  150,000          8,325
                                                                      ---------
                                                                         23,665
                                                                      ---------
Electric Products--2.6%
Emerson Electric Co.                                      70,000          5,517
                                                                      ---------
Electronics - Semiconductors--6.6%
Applied Micro Circuits Corp.*                             80,000          6,013
Broadcom Corp.*                                           30,000          2,521
Texas Instruments, Inc.                                  120,000          5,685
                                                                      ---------
                                                                         14,219
                                                                      ---------
Fiber Optics--8.6%
CIENA Corp. *                                             65,000          5,289
Corning , Inc.                                           180,000          9,506
JDS Uniphase Corp.*                                       90,000          3,746
                                                                      ---------
                                                                         18,541
                                                                      ---------
Finance--20.5%
Capital One Financial Corp.                              200,000         13,163
Citigroup, Inc.                                          300,000         15,319
Federal Home Loan Mortgage Corp.                          50,000          3,444
State Street Corp.                                       100,000         12,421
                                                                      ---------
                                                                         44,347
                                                                      ---------
Insurance--6.4%
American International Group, Inc.                       140,000         13,799
                                                                      ---------
Medical--2.1%
Amgen, Inc.*                                              70,000          4,478
                                                                      ---------
Medical Products--6.3%
Johnson & Johnson                                        130,000         13,658
                                                                      ---------

                                                        Number          Value
                                                       of Shares        (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Medical Supplies & Equipment--4.7%
Medtronic, Inc.                                      170,000          $ 10,264
                                                                      --------
Oil & Gas--3.4%
Exxon Mobil Corp.                                     40,000             3,478
Schlumberger Ltd.                                     50,000             3,997
                                                                      --------
                                                                         7,475
                                                                      --------
Pharmaceuticals--19.6%
Merck & Co., Inc.                                    170,000            15,916
Pfizer, Inc.                                         250,000            11,500
Pharmacia Corp.                                      245,000            14,945
                                                                      --------
                                                                        42,361
                                                                      --------
Retail--6.1%
Home Depot, Inc.                                      60,000             2,741
Kohl's Corp.*                                         30,000             1,830
Kroger Co.                                            30,000               812
Safeway, Inc.*                                        60,000             3,750
Wal-Mart Stores, Inc.                                 75,000             3,984
                                                                      --------
                                                                        13,117
                                                                      --------
Telecommunications--3.3%
Nokia Corp. (ADR)                                     75,000             3,262
Nortel Networks Corp.                                120,000             3,848
                                                                      --------
                                                                         7,110
                                                                      --------
TOTAL COMMON STOCK
   (Cost $279,117)                                                     277,748
                                                                      --------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.6%
--------------------------------------------------------------------------------
Provident Institutional Funds - TempCash           1,709,402             1,709
Provident Institutional Funds - TempFund           1,709,403             1,710
                                                                      --------
TOTAL SHORT-TERM INVESTMENTS
    (Cost $3,419)                                                        3,419
                                                                      --------
TOTAL INVESTMENTS--130.2%
    (Cost $282,536) (a)                                                281,167

DIVIDEND PAYABLE--(31.2%)                                              (67,250)

OTHER ASSETS IN EXCESS
    OF LIABILITIES--1.0%                                                 2,099
                                                                      --------
NET ASSETS APPLICABLE TO 10,700,795
    SHARES OF COMMON STOCK
    ISSUED AND OUTSTANDING --100.0%                                   $216,016
                                                                      ========

NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE                                        $  20.19
                                                                      ========

----------------------------------------------------------
*  Non-Income Producing Security
   ADR - American Depository Receipt

(a) At December 31, 2000 the cost for Federal Income tax purposes was $294,442,369. Net unrealized depreciation was $13,275,550. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess market value over tax cost of $24,471,040 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $37,746,590.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000
THE LARGE CAP VALUE FUND+

                                                   Number of          Value
                                                    Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCK--111.6%
--------------------------------------------------------------------------------
Aerospace & Defense--2.6%
B.F. Goodrich Co.                                    27,900          $  1,015
Boeing Co.                                           28,700             1,894
General Dynamics Corp.                               18,500             1,443
Northrop Grumman Corp.                               16,700             1,386
                                                                     --------
                                                                        5,738
                                                                     --------
Automobiles & Related--0.8%
Ford Motor Co.                                       72,618             1,702
                                                                     --------
Autos, Tires, & Accessories--0.0%
Goodyear Tire & Rubber Co.                           18,000               414
                                                                     --------
Banking--13.2%
Bank of America Corp.                                88,000             4,037
BB&T Corp.                                           69,700             2,601
Charter One Financial, Inc.                          89,615             2,588
Comerica, Inc.                                       49,000             2,909
Firstar Corp.                                        98,200             2,283
FleetBoston Financial Corp.                          65,694             2,468
M&T Bank Corp.                                       24,500             1,666
PNC Financial Services Group                         43,300             3,164
Synovus Financial Corp.                              54,600             1,471
U.S. Bancorp                                         85,200             2,487
Wells Fargo & Co.                                    62,530             3,482
                                                                     --------
                                                                       29,156
                                                                     --------
Beverages--4.4%
Anheuser-Busch Cos., Inc.                            72,100             3,281
Brown-Forman Corp.                                   11,900               791
Coca-Cola Co.                                        31,800             1,938
Coca-Cola Enterprises, Inc.                         115,600             2,196
Pepsi Bottling Group, Inc.                           40,700             1,625
                                                                     --------
                                                                        9,831
                                                                     --------
Broadcast/Media--0.4%
Clear Channel Communications, Inc.*                  20,400               988
                                                                     --------
Building Products--0.3%
Lowe's Cos., Inc                                     15,300               681
                                                                     --------
Chemicals--2.5%
Dow Chemical Co.                                     25,900               949
Du Pont (E.I.) de Nemours and Co.                    38,300             1,850
Engelhard Corp.                                      56,300             1,147
PPG Industries, Inc.                                 29,900             1,385
Rohm & Haas Co.                                       7,900               287
                                                                     --------
                                                                        5,618
                                                                     --------
Computer Services & Software--0.9%
Computer Associates International, Inc.              23,100               450
Electronic Data Systems Corp.                        13,600               785
Unisys Corp.  *                                      44,400               649
                                                                     --------
                                                                        1,884
                                                                     --------
Computers & Office Equipment--1.2%
Hewlett-Packard Co.                                  36,200             1,143
International Business Machines Corp.                18,200             1,547
                                                                     --------
                                                                        2,690
                                                                     --------

                                                   Number of          Value
                                                    Shares            (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Consumer Products--3.5%
Fortune Brands, Inc.                                67,000          $  2,010
Philip Morris Cos., Inc.                           129,200             5,685
                                                                    --------
                                                                       7,695
                                                                    --------
Containers--0.2%
Owens-Illinois, Inc. *                              88,800               505
                                                                    --------
Cosmetics & Toiletries--1.0%
Kimberly-Clark Corp.                                30,400             2,149
                                                                    --------
Diversified Manufacturing Operations--2.4%
Cooper Industries, Inc.                             35,300             1,622
Honeywell International, Inc.                       32,700             1,547
Illinois Tool Works, Inc.                           30,400             1,811
Pall Corp.                                          11,200               239
                                                                    --------
                                                                       5,219
                                                                    --------
Electric Power--1.0%
Dominion Resources, Inc.                            13,200               884
Entergy Corp.                                       30,200             1,278
                                                                    --------
                                                                       2,162
                                                                    --------
Electric Products--1.2%
Emerson Electric Co.                                34,500             2,719
                                                                    --------
Energy Products & Services--1.1%
Progress Energy, Inc.                               48,100             2,366
                                                                    --------

Energy Resources & Services--6.2%
Cinergy Corp.                                       41,000             1,440
Constellation Energy Group                          34,800             1,568
DPL, Inc.                                           70,000             2,323
Duke Energy Corp.                                   25,100             2,140
FirstEnergy Corp.                                   21,400               675
Reliant Energy, Inc.                                32,200             1,395
TXU Corp.                                           48,200             2,136
Williams Cos., Inc.                                 51,900             2,073
                                                                    --------
                                                                      13,750
                                                                    --------
Entertainment & Leisure--1.3%
The Walt Disney Co.                                 97,800             2,830
                                                                    --------
Finance--12.1%
Bear Stearns Cos., Inc.                             33,600             1,703
Chase Manhattan Corp.                               41,300             1,877
Citigroup, Inc.                                    122,100             6,235
Fannie Mae                                          74,100             6,428
Freddie Mac                                         55,000             3,788
Goldman Sachs Group, Inc.                            8,200               877
Household International, Inc.                       24,100             1,325
Lehman Brothers Holdings, Inc.                      22,700             1,535
Washington Mutual, Inc.                             57,300             3,040
                                                                    --------
                                                                      26,808
                                                                    --------
Foods--4.3%
Heinz (H.J.) Co.                                    49,500             2,348
Ralston-Ralston Purina Group                        86,500             2,260
Sara Lee Corp.                                      88,500             2,174
SYSCO Corp.                                         89,400             2,682
                                                                    --------
                                                                       9,464
                                                                    --------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Continued)
THE LARGE CAP VALUE FUND+

                                                   Number of          Value
                                                    Shares            (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Healthcare--0.7%
HCA - The Healthcare Corp.                          37,600          $  1,655
                                                                    --------
Hotels & Resorts--0.6%
Marriott International, Inc.                        33,600             1,420
                                                                    --------
Instruments-Controls--0.5%
Parker-Hannifin Corp.                               25,400             1,121
                                                                    --------
Insurance--5.6%
American General Corp.                              29,100             2,372
Chubb Corp.                                         30,500             2,638
CIGNA Corp.                                         18,600             2,461
Hartford Financial Services Group, Inc.             51,000             3,602
Lincoln National Corp.                              26,200             1,240
                                                                    --------
                                                                      12,313
                                                                    --------
Machinery--0.5%
Caterpillar, Inc.                                   24,000             1,135
                                                                    --------
Medical Products--2.5%
Johnson & Johnson                                   53,000             5,568
                                                                    --------
Oil & Gas--11.6%
Chevron Corp.                                       23,100             1,951
Conoco, Inc.                                        59,300             1,708
Exxon Mobil Corp.                                  104,600             9,094
Royal Dutch Petroleum Co.                           69,400             4,203
Schlumberger Ltd.                                   10,300               823
Sempra Energy                                       29,100               677
Tosco Corp.                                         39,900             1,354
Total Fina Elf SA (ADR)                             26,200             1,904
Transocean Sedco Forex, Inc.                        16,900               777
Ultramar Diamond Shamrock Corp.                     18,700               577
Unocal Corp.                                        41,200             1,594
USX - Marathon Group                                32,000               888
                                                                    --------
                                                                      25,550
                                                                    --------
Paper & Forest Products--2.2%
Abitibi-Consolidated, Inc.                          58,000               533
Boise Cascade Corp.                                 51,800             1,742
Bowater, Inc.                                       18,100             1,020
International Paper Co.                             12,800               522
Weyerhaeuser Co.                                    21,800             1,106
                                                                    --------
                                                                       4,923
                                                                    --------
Pharmaceuticals--6.0%
Abbott Laboratories                                 53,600             2,596
American Home Products Corp.                        41,700             2,650
Bristol-Myers Squibb Co.                            50,400             3,726
Merck & Co., Inc.                                   30,100             2,818
Pharmacia Corp.                                     11,300               689
Schering-Plough Corp.                               14,100               800
                                                                    --------
                                                                      13,279
                                                                    --------

                                                   Number of          Value
                                                    Shares            (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Photography Equipment & Supplies--0.7%
Eastman Kodak Co.                                   37,000          $  1,457
                                                                    --------
Printing & Publishing--0.4%
Tribune Co.                                         22,500               951
                                                                    --------
Restaurants--1.1%
McDonald's Corp.                                    70,900             2,411
                                                                    --------
Retail--3.6%
Albertson's, Inc.                                   46,700             1,238
CVS Corp.                                           17,400             1,043
Federated Department Stores, Inc.*                  52,700             1,845
May Department Stores Co.                           25,200               825
Sears, Roebuck & Co.                                30,200             1,049
Staples, Inc.*                                     101,600             1,203
TJX Cos., Inc.                                      29,600               821
                                                                    --------
                                                                       8,024
                                                                    --------
Telecommunications--9.7%
ALLTEL Corp.                                        36,800             2,298
AT&T Corp.                                         111,850             1,936
BellSouth Corp.                                     71,200             2,915
SBC Communications, Inc.                           139,100             6,642
Sprint Corp.                                        39,000               792
Verizon Communications                             111,100             5,569
WorldCom, Inc.*                                     91,600             1,288
                                                                    --------
                                                                      21,440
                                                                    --------
Textiles--0.5%
Shaw Industries, Inc.                               58,700             1,112
                                                                    --------
Tobacco--1.3%
Berkshire Hathaway, Inc.*                            1,200             2,825
                                                                    --------
Transportation & Related Services--1.3%
Union Pacific Corp.                                 54,900             2,786
                                                                    --------
Waste Management--1.5%
Republic Services, Inc. *                           67,400             1,158
Waste Management, Inc.                              78,800             2,187
                                                                    --------
                                                                       3,345
                                                                    --------
Wholesale Distributor--0.3%
Grainger (W.W.), Inc.                               19,600               715
                                                                    --------
Wireless Communications--0.4%
Motorola, Inc.                                      39,000               790
                                                                    --------
TOTAL COMMON STOCK
  (Cost $219,384)                                                    247,189
                                                                    --------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Concluded)
THE LARGE CAP VALUE FUND+

                                                     Number of          Value
                                                      Shares            (000)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS)--3.2%
--------------------------------------------------------------------------------
Apartments--1.7%
Equity Residential Properties Trust                   66,600         $   3,684
                                                                     ---------
Office Property--1.5%
Boston Properties, Inc.                               30,500             1,327
Equity Office Properties Trust                        64,700             2,111
                                                                     ---------
                                                                         3,438
                                                                     ---------
TOTAL REITS
  (Cost $6,025)                                                          7,122
                                                                     ---------

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--2.2%
-------------------------------------------------------------------------------
Provident Institutional Funds - TempCash           2,558,986             2,559
Provident Institutional Funds - TempFund           2,388,439             2,388
                                                                     ---------
TOTAL SHORT-TERM INVESTMENTS                                             4,947
  (Cost $4,947)                                                      ---------

TOTAL INVESTMENTS--117.0%
  (Cost $230,356) (a)                                                  259,258

DIVIDEND PAYABLE--(16.8%)                                              (37,162)

LIABILITIES IN EXCESS
  OF OTHER ASSETS--(0.2%)                                                 (513)
                                                                     ---------
NET ASSETS APPLICABLE TO 12,262,829
  SHARES OF COMMON STOCK
  ISSUED AND OUTSTANDING--100.0%                                     $ 221,583
                                                                     =========

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                         $   18.07
                                                                     =========

------------------------------------------
*  Non-Income Producing Security
ADR - American Depository Receipt
+ Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
Fund.

(a) At December 31, 2000, the cost for Federal income tax purposes was $231,170,853. Net unrealized appreciation was $28,086,868. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $41,380,359 and aggregate gross unrealized depreciation for all securities in which there was and excess of tax cost over market value of $13,293,491.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000
THE FLEXIBLY MANAGED FUND

                                                   Number               Value
                                                  of Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCKS--63.0%
--------------------------------------------------------------------------------
Banking--0.4%
Bank fuer International Zahlungsausgleich              190            $  1,867
                                                                      --------
Broadcast & Publishing--2.6%
Chris-Craft Industries, Inc.*                       69,000               4,588
Meredith Corp.                                     211,000               6,792
                                                                      --------
                                                                        11,380
                                                                      --------
Building & Building Supplies--1.8%
Johns Manville Corp.                               582,000               7,530
Skyline Corp.                                       18,000                 341
                                                                      --------
                                                                         7,871
                                                                      --------
Chemicals--5.2%
Cabot Corp.                                        190,000               5,011
Great Lakes Chemical Corp.                         204,000               7,586
Imperial Chemical Industries PLC  ( ADR)           123,000               4,143
Octel Corp.*                                       503,000               5,784
                                                                      --------
                                                                        22,524
                                                                      --------
Consumer Products--3.2%
Fortune Brands, Inc.                               147,000               4,410
Philip Morris Cos., Inc.                           186,000               8,184
Reebok International Ltd.*                          38,000               1,039
                                                                      --------
                                                                        13,633
                                                                      --------
Containers--0.2%
Longview Fibre Co.                                  69,000                 931
                                                                      --------
Energy Resources & Services--8.6%
FirstEnergy Corp.                                  208,000               6,565
Kansas City Power & Light Co.                       13,000                 357
Niagara Mohawk Holdings, Inc.*                   1,270,000              21,193
Unisource Energy Corp.                             475,000               8,936
                                                                      --------
                                                                        37,051
                                                                      --------
Foods--0.5%
McCormick & Co., Inc.                               51,000               1,839
Sara Lee Corp.                                      15,000                 368
                                                                      --------
                                                                         2,207
                                                                      --------
Hotels & Gaming--0.9%
Mandalay Resort Group*                             183,000               4,015
                                                                      --------
Insurance--8.1%
Aetna, Inc.*                                        10,000                 411
Berkley (W.R.) Corp.                                 3,000                 142
Leucadia National Corp.                            100,000               3,544
Loews Corp.                                        188,000              19,470
Unitrin, Inc.                                       46,000               1,870
White Mountains Insurance Group, Inc.               30,000               9,570
                                                                      --------
                                                                        35,007
                                                                      --------
Mining - Gold--3.4%
Homestake Mining Co.                                67,000                 281
Newmont Mining Corp.                               795,000              13,565
Placer Dome, Inc.                                   78,000                 751
                                                                      --------
                                                                        14,597
                                                                      --------
Oil & Gas--15.3%
Amerada Hess Corp.                                 352,500              25,754
Imperial Oil Ltd.                                   78,000               2,051
Mitchell Energy & Development Corp.                234,000              14,332
Murphy Oil Corp.                                   131,000               7,917

                                                   Number               Value
                                                  of Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCKS--63.0%
--------------------------------------------------------------------------------
Texaco, Inc.                                        190,000          $ 11,804
USX - Marathon Group                                151,000             4,190
                                                                     --------
                                                                       66,048
                                                                     --------
Paper & Forest Products--1.3%
Georgia- Pacific Corp.                               43,000             1,287
Potlatch Corp.                                       64,600             2,168
Weyerhaeuser Co.                                     38,000             1,928
                                                                     --------
                                                                        5,383
                                                                     --------
Photography Equipment & Supplies--0.2%
Polaroid Corp.                                      101,000               587
                                                                     --------
Printing & Publishing--5.6%
Donnelley (R.R.) & Sons Co.                         125,000             3,375
New York Times Co.                                  172,000             6,891
Washington Post Co.                                  22,800            14,065
                                                                     --------
                                                                       24,331
                                                                     --------
Retail--1.4%
Hasbro, Inc.                                        214,000             2,274
J.C. Penney Company, Inc.                            69,000               750
Nordstrom, Inc.                                      31,000               564
Petrie Stores Corp.*                              1,380,000             1,337
Toys "R" Us, Inc.*                                   73,000             1,218
                                                                     --------
                                                                        6,143
                                                                     --------
Transporation--0.9%
Overseas Shipholding Group, Inc.                    174,000             3,991
                                                                     --------
Transportation & Related Services--3.4%
Canadian Pacific Ltd.                               162,000             4,627
Ryder System, Inc.                                  603,000            10,025
                                                                     --------
                                                                       14,652
                                                                     --------
Travel Services--0.0%
Galileo International, Inc.                           8,000               160
                                                                     --------
TOTAL COMMON STOCK
  (Cost $196,762)                                                     272,378
                                                                     --------

--------------------------------------------------------------------------------
PREFERRED STOCKS--7.4%
--------------------------------------------------------------------------------
Cleveland Electric Illum. 7.00%                       9,700               893
Entergy Gulf States Utilities, Inc. 7.00%            13,500               665
Hercules Trust II  6.50%                             18,000             1,178
Newell Financial Trust I 5.25%                       66,500             2,170
Niagara Mohawk Power Co. 6.50%                       16,000               370
Niagara Mohawk Power Co. 7.00%                        3,000                72
Owens - Illinois, Inc. 4.75%                        127,100             1,652
Rouse Co. $3                                        282,000            10,328
Sealed Air Corp. $2                                  12,500               403
Sinclair Broadcasting Group, Inc.  6.00%             11,000               313
Union Pacific Capital Trust 6.25%                   233,000            10,951
USX Capital Trust, Inc.  6.75%                       94,000             2,855
                                                                     --------
TOTAL PREFERRED STOCKS
  (Cost $35,485)                                                       31,850
                                                                     --------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Concluded)
THE FLEXIBLY MANAGED FUND

                                                     Par               Value
                                                    (000)              (000)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST--1.1%
--------------------------------------------------------------------------------
Regional Malls--1.1%
Rouse Co.
     (Cost $4,123)                                 186,000         $   4,743
                                                                   ---------

-----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--2.1%
-----------------------------------------------------------------------------
U.S. Treasury Notes
     6.250% , 04/30/01                               2,500             2,504
     6.250% , 10/31/01                               2,500             2,514
     5.875% , 09/30/02                               4,275             4,321
                                                                   ---------
TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $9,374)                                                     9,339
                                                                   ---------

-----------------------------------------------------------------------------
AGENCY OBLIGATIONS--8.5%
-----------------------------------------------------------------------------
Federal National Mortgage Assocation                 3,200             3,223
     6.375% , 01/16/02
Tennessee Valley Authority
     5.880% , 04/01/36                              18,800            18,944
     5.980% , 04/01/36                               4,600             4,607
     6.235% , 07/15/45                               9,950             9,982
                                                                   ---------
                                                                      33,533
                                                                   ---------
TOTAL AGENCY OBLIGATIONS
     (Cost $37,080)                                                   36,756
                                                                   ---------

-----------------------------------------------------------------------------
MEDIUM TERM NOTES--0.4%
-----------------------------------------------------------------------------
Federal National Mortgage Assocation
     5.370% , 02/07/01
     (Cost $1,576)                                   1,600             1,599
                                                                   ---------

-----------------------------------------------------------------------------
CORPORATE BOND--0.3%
-----------------------------------------------------------------------------
BellSouth Telecommunications
     5.850% , 11/15/45
     (Cost $1,590)                                   1,600             1,263
                                                                   ---------

-----------------------------------------------------------------------------
COVERTIBLE BONDS --13.1%
-----------------------------------------------------------------------------
Battle Mountain Gold Co.                               570               473
     6.000% , 01/04/05
Exide Corp.                                          1,250               508
     2.900% , 12/15/05
HealthSouth Corp.                                    5,700             5,042
     3.250% , 04/01/03
Hilton Hotels Corp.                                 13,945            11,923
     5.000% , 05/15/06
Inco Ltd.                                           10,900            10,205
     5.750% , 07/01/04
Loews Corp.                                          8,400             7,389
     3.125% , 09/15/07
Natural Microsystems                                   550               243
     5.000% , 10/15/05
Ogden Corp.                                            250               221
     5.750% , 10/20/02
Phycor, Inc.                                         3,250               404
     4.500%, 02/15/03
Potomac Electric Power Co.                           2,700             2,626
     5.000% , 09/01/02
Rite Aid Corp.                                       1,050               272
     5.250% , 09/15/02

                                                     Par               Value
                                                    (000)              (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Teck Corp.                                          7,300           $  5,438
     3.750% , 07/15/06
Texaco Capital, Inc.                                2,700              2,791
     3.500% , 08/05/04
Waste Management, Inc.                              9,700              9,299
     4.000% , 02/01/02
TOTAL COVERTIBLE BONDS                                              --------
     (Cost $59,017)                                                   56,834
                                                                    --------

--------------------------------------------------------------------------------
ZERO COUPON BONDS -- 5.4%
--------------------------------------------------------------------------------
Baker Hughes, Inc.                                  1,800              1,601
     1.604%** , 05/05/08
Lennar Corp.                                        4,450              2,459
     3.404%** ,  07/29/18
Pep Boys, Inc.                                      4,650              2,697
     5.147%** , 09/20/11
Roche Holdings, Inc.
     5.917%** , 04/20/10                           13,800              8,022
     6.112%** , 05/06/12                           16,800              8,484
TOTAL ZERO COUPON BONDS                                             --------
     (Cost $22,714)                                                   23,263
                                                                    --------
                                                   Number
                                                  of Shares
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------
Hills Stores Co. *
     (Cost $0)                                        93,000               -
                                                                    --------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.7%
--------------------------------------------------------------------------------
Reserve Investment Funds, Inc.                    24,652,837          24,653
    (Cost $24,653)                                                  --------

TOTAL INVESTMENTS--107.0%
     (Cost $392,374) (a)                                             462,678

DIVIDEND PAYABLE--(7.2%)                                             (31,220)

OTHER ASSETS IN EXCESS
     OF LIABILITIES--0.2%                                                921
                                                                    --------
NET ASSETS APPICABLE TO 21,879,645
     SHARES OF COMMON STOCK
     ISSUED AND OUTSTANDING -- 100.0%                              $ 432,379
                                                                   =========
NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE                                    $   19.76
                                                                   =========

------------------------------------------
* Non-Income Producing Security
** Efective Yield
ADR - American Depository Receipt

(a) At December 31, 2000, the cost for Federal income tax purposes was $394,180,340. Net unrealized appreciation was $68,497,542. This consisted of aggregated gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $93,596,785 and aggregate gross unrealized depreciation for all securites in which there was an excess of tax cost over market value of $25,099,243.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000
THE INTERNATIONAL EQUITY FUND

                                                  Number          Value
                                                of Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCKS--112.4%
--------------------------------------------------------------------------------
Australia--4.4%
Computershare, Ltd.                              276,200         $   1,324
Macquarie Bank, Ltd.                              79,300             1,269
PowerLan, Ltd.*                                   81,900                44
Westfield Holdings, Ltd.                         290,600             2,172
Woodside Petroleum, Ltd.                         287,900             2,359
                                                                 ---------
                                                                     7,168
                                                                 ---------
Denmark--2.9%
H. Lundbeck A/S                                   11,700             1,148
Novo Nordisk A/S-B                                 7,200             1,291
Vestas Wind Systems                               41,200             2,228
                                                                 ---------
                                                                     4,667
                                                                 ---------
Finland--3.9%
Nokia Corp. (ADR)                                101,000             4,394
Oyj Hartwall Abp                                  57,400             1,105
Sonera Group Oyj                                  46,100               835
                                                                 ---------
                                                                     6,334
                                                                 ---------
France--11.9%
Altran Technologies SA                            13,000             2,941
AXA                                               20,600             2,978
Compagnie Generale d'Industrie
  et de Participations                            35,200             1,669
Dassault Systemes SA                              14,300               980
Hermes International                               9,800             1,388
L'Oreal SA                                        16,000             1,371
Publicis SA                                       32,000             1,082
Societe Generale A                                27,500             1,709
Suez Lyonnaise des Eaux SA                        11,400             2,082
Total Fina SA-B                                   20,635             3,069
                                                                 ---------
                                                                    19,269
                                                                 ---------
Germany--6.0%
Allianz AG                                         6,558             2,475
Bayer AG                                          36,000             1,889
Bayerische Motoren
  Werke (BMW) AG                                  41,600             1,357
Epcos AG *                                        17,800             1,563
Muenchener Rueckversicherungs
  Gesellschaft AG                                  6,804             2,453
                                                                 ---------
                                                                     9,737
                                                                 ---------
Hong Kong--1.7%
Dah Sing Financial Group                         200,100             1,077
Hutchison Whampoa, Ltd.                          132,000             1,646
                                                                 ---------
                                                                     2,723
                                                                 ---------
Ireland--2.7%
Allied Irish Banks PLC                           100,290             1,166
CRH PLC                                           49,021               915
Elan Corp. PLC  (ADR) *                           50,500             2,364
                                                                 ---------
                                                                     4,445
                                                                 ---------
Italy--5.7%
ENI SpA                                          350,100             2,235
Parmalat Finanziaria SpA                         818,000             1,325
Pininfarina SpA                                   56,500               875
Pirelli SpA                                      800,000             2,846
Telecom Italia Mobile SpA                        249,200             1,989
                                                                 ---------
                                                                     9,270
                                                                 ---------

                                                Number          Value
                                              of Shares         (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Japan--19.5%
Benesse Corp.                                   17,000      $      631
Eisai Co., Ltd.                                 47,000           1,646
Fanuc, Ltd.                                     12,000             816
Fuji Photo Film Co., Ltd.                       18,000             753
Fujitsu Support & Service, Inc.                  9,100             614
Hoya Corp.                                      16,000           1,177
Kao Corp.                                       62,000           1,802
Murata Manufacturing Co., Ltd.                  18,000           2,206
Nintendo Co., Ltd.                              13,500           2,127
Nippon Television Network Corp.                  2,400             813
NTT DoCoMo, Inc.                                   115           1,984
Rohm Co., Ltd.                                  12,500           2,375
Ryohin Keikaku Co., Ltd.                        13,500             518
Secom Co., Ltd.                                 26,000           1,696
Seven-Eleven Japan Co., Ltd.                    23,000           1,309
Shin-Etsu Chemical Co., Ltd.                    52,000           2,004
Takeda Chemical Industries, Ltd.                57,000           3,374
TDK Corp.                                       11,400           1,110
Terumo Corp.                                    37,300             817
Tokyo Broadcasting System, Inc.                 51,000           1,510
Tokyo Electron, Ltd.                            28,100           1,545
Yasuda Fire & Marine
  Insurance Co., Ltd.                          145,000             837
                                                            ----------
                                                                31,664
                                                            ----------
Netherlands--8.6%
Aegon N.V.                                      81,680           3,379
Aegon N.V. (ARS)                                20,252             839
ASM Lithography Holding N.V. *                  39,000             886
Heineken N.V.                                   34,200           2,069
ING Groep N.V.                                  17,000           1,358
Philips Electronics N.V.                        63,636           2,331
Nutreco Holdings N.V.                           18,000             957
Unilever N.V.                                   35,500           2,246
                                                            ----------
                                                                14,065
                                                            ----------
Norway--1.1%
Tomra Systems ASA                               90,800           1,761
                                                            ----------
Singapore--2.6%
Datacraft Asia, Ltd.                           140,400             663
DBS Group Holdings, Ltd.                       126,900           1,434
Singapore Press Holdings, Ltd.                 140,000           2,067
                                                            ----------
                                                                 4,164
                                                            ----------
Spain--0.9%
Telefonica SA*                                  86,000           1,421
                                                            ----------
Sweden--7.7%
ABB, Ltd.                                       15,300           1,571
Assa Abloy AB-B                                170,623           3,336
Drott AB-B                                     116,900           1,611
Investor AB-B                                   99,200           1,482
Modern Times Group MTG AB - B *                 38,000           1,007
NetCom AB-B *                                   34,500           1,434
Nordic Baltic Holding (NBH) AB                 280,400           2,125
                                                            ----------
                                                                12,566
                                                            ----------
Switzerland--11.4%
Credit Suisse Group                             19,500           3,706

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Continued)
THE INTERNATIONAL EQUITY FUND

                                                Number          Value
                                              of Shares         (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Switzerland--(Continued)
Nestle SA                                          1,215      $   2,834
Pharma Vision 2000 AG *                            1,000            722
PSP Swiss Property AG *                           11,500          1,107
Rieter Holding AG                                  6,800          2,069
Roche Holding AG                                      83          1,030
Roche Holding AG                                     435          4,432
Swiss Re                                           1,080          2,589
                                                              ---------
                                                                 18,489
                                                              ---------
United Kingdom--21.4%
3i Group PLC                                      94,576          1,749
Amvescap PLC                                     102,300          2,100
AstraZeneca Group PLC                             51,700          2,607
Capita Group PLC                                 447,500          3,342
CMG PLC                                          150,000          2,005
GlaxoSmithkline PLC                               75,000          2,115
Granada Compass PLC*                             257,000          2,797
Hays PLC                                         245,000          1,412
HSBC Holdings PLC                                167,000          2,456
Logica PLC                                        80,700          2,110
Provident Financial PLC                           81,334          1,202
Prudential PLC                                   110,000          1,770
Royal Bank of Scotland Group PLC*                 95,000            117
Royal Bank of Scotland Group PLC AVS             110,000          2,600
Vodafone AirTouch PLC                          1,098,599          4,029
WPP Group PLC                                    175,800          2,290
                                                              ---------
                                                                 34,701
                                                              ---------
TOTAL COMMON STOCKS
  (Cost $157,115)                                               182,444
                                                              ---------

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.9%
--------------------------------------------------------------------------------
Germany--0.9%
ProSieben  Sat. 1 Media AG                        48,000          1,429
                                                              ---------
TOTAL PREFERRED STOCK S
  (Cost $1,338)                                                   1,429
                                                              ---------

--------------------------------------------------------------------------------
WARRANTS--0.8%
--------------------------------------------------------------------------------
Germany--0.0%
Muenchener Rueckversicherungs *                      104             11
                                                              ---------
Switzerland--0.8%
Z. Kanton AG-Register*                           800,000            543
Z. Kanton Credit Suisse*                       1,275,000            338
Z. Kanton Roche Holdings*                        800,000            405
                                                              ---------
                                                                  1,286
                                                              ---------
TOTAL WARRANTS (Cost $1,930)                                      1,297
                                                              ---------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.0%
--------------------------------------------------------------------------------
Provident Institutional Funds - TempCash       2,471,237          2,471
Provident Institutional Funds - TempFund       2,471,237          2,471
                                                              ---------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $4,942)                                                   4,942
                                                              ---------

                                                Number          Value
                                              of Shares         (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--117.1%
  (Cost $165,325) (a)                                         $ 190,112

DIVIDEND PAYABLE--(18.0%)                                       (29,238)

OTHER ASSETS IN EXCESS
  OF LIABILITIES--0.9%                                            1,485
                                                              ---------
NET ASSETS APPLICABLE TO 9,758,004
  SHARES OF COMMON STOCK
  ISSUED AND OUTSTANDING--100%                                $ 162,359
                                                              =========
NET ASSET VALUE,  OFFERING AND
  REDEMPTION PRICE PER SHARE                                  $   16.64
                                                              =========

---------------------------------------------
* - Non-Income Producing Security
ADR - American Depository Receipt
ARS - American Registered Share

(a) At Decmeber 31, 2000, the cost for Federal income tax purposes was $165,392,411. Net unrealized appreciation was $24,719,461 This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $38,460,469 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $13,471,008.


The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECMEBER 31, 2000 (Concluded)
THE INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                                                 % of Market          Value
                                                    Value            (000's)
--------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK
SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------
Financial Services                                 12.40%        $   22,935
Pharmaceuticals                                     9.50%            17,617
Insurance                                           9.40%            17,331
Telecommunications                                  9.10%            16,791
Electronics                                         5.90%            10,837
Computer Services & Software                        4.90%             9,029
Oil                                                 4.10%             7,663
Diversified Food Products                           4.00%             7,362
Engineering Services                                3.70%             6,741
Metal Processors & Fabricators                      2.70%             5,005
Media Communications                                2.60%             4,758
Real Estate Development                             2.60%             4,890
Investment Companies                                2.30%             4,304
Diversified Chemicals                               2.10%             3,893
Diversified Operations                              2.00%             3,727
Medical Procucts                                    2.00%             3,612
Advertising                                         1.80%             3,371
Human Resources                                     1.80%             3,341
Retail Diversified                                  1.70%             3,215
Beverages                                           1.70%             3,174
Cosmetics                                           1.70%             3,173
Catering Services                                   1.50%             2,797
Tire & Rubber                                       1.50%             2,847
Automobile Manufacturing                            1.20%             2,231
Machinery - General Industry                        1.10%             2,069
Toys                                                1.10%             2,128
Diversified Commercial Services                     1.10%             2,044
Publishing                                          1.10%             2,067
Recycling                                           1.00%             1,761
Security Services                                   0.90%             1,612
Optical Equipment                                   0.60%             1,177
Building Materials                                  0.50%               915
Photographic Equipment                              0.40%               753
                                                  ------         ----------
                                                  100.00%        $  185,170
                                                  ======         ==========

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000
THE SMALL CAP VALUE FUND+

                                                   Number              Value
                                                  of Shares            (000)
-----------------------------------------------------------------------------
COMMON STOCK--108.0%
-----------------------------------------------------------------------------
Advertising--0.1%
Modem Media Poppe Tyson, Inc.  *                    25,000            $   82
                                                                      ------
Aerospace & Defense--9.8%
AAR CORP.                                           40,000               505
Curtiss-Wright Corp.                                11,000               511
BE Aerospace, Inc.  *                               34,400               554
DRS Technologies, Inc.*                             35,000               468
Ducommun, Inc.*                                     31,000               343
EDO Corp.                                           60,000               442
GenCorp, Inc.                                       55,300               532
HEICO Corp.                                         33,000               504
Herley Industries, Inc.*                            20,000               334
Kaman Corp.                                         40,000               676
Moog, Inc.*                                         20,000               580
                                                                      ------
                                                                       5,449
                                                                      ------
Agricultural Operations--0.6%
Cadiz, Inc.*                                        40,000               359
                                                                      ------
Air Transportation--0.8%
Mesa Air Group, Inc.*                               60,000               419
                                                                      ------
Banking--3.7%
Banknorth Group, Inc.                               30,000               596
Enhance Financial Services Group, Inc.              40,000               617
Sterling Bancorp                                    22,000               481
Waypoint Financial Corp.*                           35,000               386
                                                                      ------
                                                                       2,080
                                                                      ------
Building & Building Supplies--2.2%
Encompass Services Corp.*                           90,000               456
Fleetwood Enterprises, Inc.                         40,000               420
Modtech Holdings, Inc.*                             48,300               332
                                                                      ------
                                                                       1,208
                                                                      ------
Chemicals--3.5%
Arch Chemicals, Inc.                                18,000               319
Olin Corp.                                          20,000               443
PolyOne Corp.                                       60,000               353
Quaker Chemical Corp.                               30,000               564
Terra Industries, Inc.*                            100,000               250
                                                                      ------
                                                                       1,929
                                                                      ------
Computer Services & Software--4.7%
AlphaNet Solutions, Inc.*                           45,000                77
Computer Horizons Corp.*                            73,700               178
Computer Task Group, Inc.                           70,000               276
Epicor Software Corp.*                             230,000               180
MSC Software Corp.*                                 65,000               510
Phoenix Technologies, Ltd.*                         30,000               401
Pinnacle Systems, Inc.*                             75,000               563
Technology Solutions Co.*                          100,000               214
The 3DO Co.*                                        80,000               213
                                                                      ------
                                                                       2,612
                                                                      ------
Computer Systems--0.3%
Paravant Inc.  *                                    70,000               142
                                                                      ------
Computer-Network Products & Services--1.0%
Auspex Systems, Inc.*                               45,000               309
UNOVA, Inc.*                                        70,000               254
                                                                      ------
                                                                         563
                                                                      ------

                                                    Number             Value
                                                  of Shares            (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Computers & Office Equipment--7.8%
Atchison Casting Corp.*                             40,000            $  113
Carpenter Technology Corp.                          10,000               350
Century Aluminum Co.                                35,400               405
Dot Hill Systems Corp.*                             80,100               310
Evans & Sutherland Computer Corp.*                  70,000               551
Inprimis, Inc.*                                     55,000                52
Maxtor Corp.*                                       50,000               280
Maxwell Technologies, Inc.*                         25,000               373
MTS Systems Corp.                                   40,000               290
Penn Engineering & Manufacturing Corp.              12,000               423
Precision Castparts Corp.                           10,000               421
Sigma Designs, Inc.*                                67,000                76
Wallace Computer Services, Inc.                     40,000               680
                                                                      ------
                                                                       4,324
                                                                      ------
Consumer Products--1.5%
Applied Extrusion Technologies, Inc.*               69,300               215
Central Garden & Pet Co.*                           42,500               295
Herbalife International, Inc.                       45,000               347
                                                                      ------
                                                                         857
                                                                      ------
Containers--0.8%
Longview Fibre Co.                                  32,500               439
                                                                      ------
Diversified Operations--5.6%
Calgon Carbon Corp.                                 80,600               458
Deswell Industries, Inc.                            30,000               481
Lydall, Inc.*                                       17,500               152
Ogden Corp.*                                        30,000               461
Smith (A.O.)  Corp.                                 30,000               512
SPS Technologies, Inc.*                              9,000               493
Volt Information Sciences, Inc.*                    26,500               550
                                                                      ------
                                                                       3,107
                                                                      ------
Electrical Equipment--1.0%
Innovex, Inc. *                                     40,000               271
Merix Corp.*                                        20,000               271
                                                                      ------
                                                                         542
                                                                      ------
Electronic Components--5.0%
BMC Industries, Inc.                                80,000               390
Chyron Corp.*                                      100,000               125
Cubic Corp.                                         20,000               514
ESS Technology, Inc.*                               25,000               129
General Semiconductor, Inc.*                        60,000               375
MEMC Electronic Materials, Inc.*                    60,000               581
Planar Systems, Inc.*                               20,000               499
Reptron Electronics, Inc.*                          30,000               187
                                                                      ------
                                                                       2,800
                                                                      ------
Electronic Systems--2.7%
Analogic Corp.                                      11,500               515
GenRad, Inc.*                                       46,500               465
LeCroy Corp.*                                       25,000               305
Robotic Vision Systems, Inc.*                       80,000               225
                                                                      ------
                                                                       1,510
                                                                      ------
Electronics - Semiconductors--0.4%
Xicor, Inc.                                         70,000               235
                                                                      ------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Continued)
THE SMALL CAP VALUE FUND+

                                                    Number             Value
                                                  of Shares            (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Entertainment & Leisure--1.6%
AMC Entertainment, Inc.*                            80,000            $  320
Vail Resorts, Inc.*                                 25,500               598
                                                                      ------
                                                                         918
                                                                      ------
Foods--0.9%
Fleming Cos., Inc.                                  40,000               473
                                                                      ------
Forest Products--1.3%
Forest Oil Corp. *                                  20,000               738
                                                                      ------
Healthcare--1.7%
CorVel Corp. *                                      15,000               516
Spacelabs Medical, Inc.*                            25,000               326
Weider Nutrition International, Inc.                50,000               106
                                                                      ------
                                                                         948
                                                                      ------
Housewares--0.7%
Salton, Inc. *                                      20,000               414
                                                                      ------
Insurance--6.1%
Annuity and Life Re (Holdings), Ltd.                19,000               609
Fremont General Corp.                               80,000               225
Highlands Insurance Group, Inc.*                    40,000               360
Horace Mann Educators Corp.                         26,300               562
PXRE Group Ltd.                                     25,000               423
RenaissanceRe Holdings Ltd.                          7,500               587
Trenwick Group, Ltd.                                25,000               620
                                                                      ------
                                                                       3,386
                                                                      ------
Machinery--4.1%
Albany International Corp.*                         44,933               604
Chart Industries, Inc.*                             80,000               345
DT Industries, Inc.*                                38,500               137
Flowserve Corp.*                                    25,700               549
FSI International, Inc.*                            30,000               249
JLG Industries, Inc.                                10,000               106
Stewart & Stevenson Services, Inc.                  12,000               273
                                                                      ------
                                                                       2,263
                                                                      ------
Manufacturing--12.4%
ABC-Naco, Inc.  *                                   42,000               244
A.T. Cross Co.*                                     45,000               200
Baldwin Technology Co., Inc.*                       90,000               135
Brush Engineered Materials, Inc.                    22,000               444
Burlington Industries, Inc.*                       100,000               175
Cannondale Corp.*                                   40,000               148
CoorsTek, Inc.*                                     18,000               563
Donna Karan International, Inc.*                    60,000               540
Esterline Technologies Corp.*                       28,000               735
Griffon Corp.*                                      65,000               512
Hexcel Corp.*                                       50,000               447
Kaydon Corp.                                        15,000               373
Lamson & Sessions Co.*                              40,000               420
LESCO, Inc.                                         32,500               421
Osmonics, Inc.*                                     45,000               309
Steinway Musical Instruments, Inc.*                 30,000               538
Todd Shipyards Corp.*                               49,500               322
Toro Co.                                            10,000               367
                                                                      ------
                                                                       6,893
                                                                      ------

                                                    Number             Value
                                                  of Shares            (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Medical--1.1%
Colorado MEDtech, Inc.*                             60,000            $  193
LabOne, Inc.*                                       52,600               309
QuadraMed Corp.*                                   100,000                83
                                                                      ------
                                                                         585
                                                                      ------
Medical Instruments & Devices--0.1%
Palomar Medical Technologies  *                     35,000                51
                                                                      ------
Metal Components & Products--2.4%
Ladish Co., Inc.*                                   45,000               485
Timken Co.                                          27,500               416
Titanium Metals Corp.*                              65,000               439
                                                                      ------
                                                                       1,340
                                                                      ------
Oil & Gas--3.5%
Cabot Oil & Gas Corp.                               20,000               624
Chiles Offshore, Inc.*                              25,000               625
Friede Goldman Halter, Inc.*                        85,000               303
St. Mary Land & Exploration Co.                     12,500               417
                                                                      ------
                                                                       1,969
                                                                      ------
Photography Equipment & Supplies--0.4%
Polaroid Corp.                                      40,000               232
                                                                      ------
Printing & Publishing--1.9%
Banta Corp.                                         24,000               610
Bowne & Co., Inc.                                   40,000               423
                                                                      ------
                                                                       1,033
                                                                      ------
Railroads--0.5%
Corrpro Companies, Inc. *                          100,000               294
                                                                      ------
Restaurants--0.4%
Chart House Enterprises, Inc.*                      55,000               223
                                                                      ------
Retail--6.6%
Brown Shoe Co., Inc.                                50,000               650
Burlington Coat Factory Warehouse Corp.             30,000               568
Cash America International, Inc.                    80,000               350
Good Guys, Inc.*                                    65,000               196
Gymboree Corp.*                                     26,000               355
Nu Skin Enterprises, Inc.*                          95,000               505
Phar-Mor, Inc.*                                    100,000                92
ShopKo Stores, Inc.*                                50,000               250
Spiegel, Inc.                                       90,000               399
The Bombay Co., Inc.*                              100,000               194
Zany Brainy, Inc.*                                 187,600               103
                                                                      ------
                                                                       3,662
                                                                      ------
Semiconductor Equiptment--0.2%
Peak International Ltd. *                           20,700               109
                                                                      ------
Services - Commercial--0.9%
NCO Group, Inc.*                                    16,000               487
                                                                      ------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Concluded)
THE SMALL CAP VALUE FUND+

                                                    Number             Value
                                                  of Shares            (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Telecommunications--3.7%
Allen Telecom, Inc.*                                20,000          $    359
Channell Commercial Corp.*                          44,400               290
Comtech Telecommunications Corp.*                   29,900               463
Network Equipment Technologies, Inc.*               50,000               322
SymmetriCom, Inc.*                                  40,000               387
Westell Technologies, Inc.*                         85,000               259
                                                                    --------
                                                                       2,080
                                                                    --------
Telecommunications - Wireless--0.9%
Spectrian Corp.*                                    31,700               512
                                                                    --------
Textiles & Apparel--0.3%
Cone Mills Corp.*                                   66,400               170
                                                                    --------
Transportation--4.3%
Alexander & Baldwin, Inc.                           15,000               398
Arkansas Best Corp.*                                25,000               459
Fritz Cos., Inc.                                    48,000               293
Interpool, Inc.                                     20,000               341
OMI Corp.*                                          70,000               451
Overseas Shipholding Group, Inc.                    20,000               459
                                                                    --------
                                                                       2,401
                                                                    --------
Waste Management--0.5%
GTS Duratek, Inc.*                                  45,000               283
                                                                    --------
TOTAL COMMON STOCK
    (Cost $62,754)                                                    60,121
                                                                    --------

-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.8%
-----------------------------------------------------------------------------
RBB Sansom Street Fund - Money Market
  Portfolio                                      1,069,873             1,070
Provident Institutional Funds-TempCash           1,069,872             1,070
TOTAL SHORT-TERM INVESTMENTS
                                                                    --------
   (Cost $2,140)                                                       2,140
                                                                    --------
TOTAL INVESTMENTS--111.8%
  (Cost $64,894) (a)                                                  62,261

DIVIDEND PAYABLE (10.4%)                                              (5,805)

LIABILITIES IN EXCESS
  OF OTHER ASSETS--(1.4%)                                               (779)
                                                                    --------

                                                                      Value
                                                                      (000)
------------------------------------------------------------------------------

------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO 4,302,798
   SHARES OF COMMIN STOCK
   ISSUED AND OUTSTANDING --100.0%                                  $ 55,677
                                                                    ========

NET ASSET VALUE. OFFERING AND
   REDEMPTION PRICE PER SHARE                                       $  12.94
                                                                    ========


---------------------------------
* Non-Income Producing Security
+ Prior to May 1, 2000, the Small Cap Value Fund was named the Small
  Capitalization Fund.


(a) At December 31, 2000, the cost for Federal income tax purposes was $65,385,748. Net unrealized depreciation was $3,124,666. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,001,539 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $11,126,205.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000
THE EMERGING GROWTH FUND

                                                    Number             Value
                                                  of Shares            (000)
-----------------------------------------------------------------------------
COMMON STOCKS-113.5%
-----------------------------------------------------------------------------
Advertising--1.8%
Lamar Advertising Co. *                             52,900          $  2,048
Ventiv Health, Inc.*                                37,400               473
                                                                    --------
                                                                       2,521
                                                                    --------
Broadcast/Media--8.4%
Citadel Communications Corp. *                      69,900               837
Cox Radio, Inc.  *                                 108,700             2,453
Entercom Communications Corp. *                     42,000             1,446
Hispanic Broadcasting Corp. *                       56,300             1,436
Macrovision Corp. *                                 71,900             5,323
Spanish Broadcasting System, Inc. *                 52,600               265
                                                                    --------
                                                                      11,760
                                                                    --------
Computer - Internet - Content Service--1.6%
HomeStore.com, Inc.*                                72,750             1,466
LifeMinders, Inc. *                                 40,800               140
Multex.com, Inc.*                                   43,100               585
                                                                    --------
                                                                       2,191
                                                                    --------
Computer - Internet Services & Software--9.5%
C-bridge Internet Solutions, Inc.  *               115,600               450
Digex, Inc. *                                       98,000             2,208
eSPEED, Inc. *                                      62,050               983
FirePond, Inc. *                                    89,700               848
Netegrity, Inc. *                                   12,600               685
Proxicom, Inc. *                                   143,700               595
Retek, Inc. *                                       78,200             1,911
Saba Software, Inc.  *                              90,800             1,436
Selectica, Inc.*                                    18,400               445
TIBCO Software, Inc. *                              29,900             1,447
webMethods, Inc. *                                  25,969             2,310
                                                                    --------
                                                                      13,318
                                                                    --------
Computer - Network Products & Services--0.6%
Lantronix, Inc.  *                                   9,050                57
Packeteer, Inc  *                                   40,200               499
Predictive Systems, Inc.  *                         32,200               233
                                                                    --------
                                                                         789
                                                                    --------
Computer Services & Software--13.6%
Actuate  Corp.*                                     71,900             1,377
Business Objects S.A. (ADR) *                       20,700             1,173
Informatica Corp. *                                 39,700             1,569
Interactive Intelligence, Inc. *                    31,600               750
National Instruments Corp.  *                       31,000             1,504
NetIQ Corp.*                                       120,750            10,547
Quest Software, Inc. *                              24,100               677
Research in Motion Ltd.*                            18,400             1,479
                                                                    --------
                                                                      19,076
                                                                    --------
Consumer Products--0.3%
Direct Focus, Inc.*                                 14,900               500
                                                                    --------
Electronics--1.3%
Molecular Devices Corp. *                           14,100               965
Power Integrations, Inc. *                          78,800               904
                                                                    --------
                                                                       1,869
                                                                    --------
Electronics - Semiconductors--4.3%
Exar Corp. *                                        42,500             1,316
Oak Technology, Inc.  *                             97,200               851
PLX Technology, Inc. *                              59,200               493
SIPEX Corp.*                                        58,600             1,395
TriQuint Semiconductor, Inc. *                      16,700               730
Virata Corp.  *                                    115,550             1,260
                                                                    --------
                                                                       6,045
                                                                    --------

                                                    Number             Value
                                                  of Shares            (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Finance--6.0%
Financial Federal Corp. *                           55,200            $ 1,318
Investment Technology Group, Inc.                   55,800              2,330
Knight Trading Group, Inc. *                        32,800                458
NextCard, Inc. *                                   119,600                953
Waddell & Reed Financial, Inc.                      88,000              3,311
                                                                      -------
                                                                        8,370
                                                                      -------
Healthcare--7.3%
Community Health Care*                              23,600                826
Health Management Associates, Inc.*                 55,200              1,145
Province Healthcare Co.*                           103,500              4,072
Sunrise Assisted Living, Inc.*                     164,400              4,115
                                                                      -------
                                                                       10,158
                                                                      -------
Hospital Supplies & Hospital Management--1.1%
Invacare Corp.                                      45,400              1,555
                                                                      -------
Hotels--2.4%
Four Seasons Hotels, Inc.                           52,900              3,366
                                                                      -------
Human Resources--1.0%
Hall, Kinion & Associates, Inc.*                    63,800              1,284
Resources Connection, Inc.*                          4,050                 77
                                                                      -------
                                                                        1,361
                                                                      -------
Marketing Research--0.7%
Catalina Marketing Corp.  *                         24,100                938
                                                                      -------
Medical - Biomedical/Gene--1.2%
Charles River Laboratories International, Inc. *    18,400                504
Inhale Therapeutic Systems, Inc.  *                 23,600              1,181
                                                                      -------
                                                                        1,685
                                                                      -------
Medical Supplies & Equipment--12.7%
Cytyc Corp. *                                      102,300              6,394
Priority Healthcare Corp.*                          48,300              1,964
Protein Design Labs, Inc. *                         16,100              1,383
ResMed, Inc.  *                                     20,100                802
Respironics, Inc.  *                                85,100              2,415
Specialty Laboratories, Inc.*                        1,150                 38
SurModics, Inc. *                                   89,000              3,290
Thoratec Laboratories Corp. *                       99,850              1,105
Vascular Solutions, Inc.  *                         47,700                350
                                                                      -------
                                                                       17,741
                                                                      -------
Optical Services & Supplies--1.8%
Oakley, Inc.  *                                    147,200              1,987
VISX, Inc. *                                        48,300                504
                                                                      -------
                                                                        2,491
                                                                      -------
Pharmaceuticals--2.2%
AeroGen, Inc.  *                                     4,300                 45
Andrx  Group  *                                     10,900                631
Bindley Western Industries, Inc.                    56,900              2,365
                                                                      -------
                                                                        3,041
                                                                      -------
Pharmacy Services--4.1%
Accredo Health, Inc.  *                             92,000              4,620
Syncor International Corp.  *                       32,200              1,171
                                                                      -------
                                                                        5,791
                                                                      -------
Research & Development--1.5%
Albany Molecular Research, Inc. *                   16,100                995
Aurora Biosciences Corp. *                          36,200              1,139
                                                                      -------
                                                                        2,134
                                                                      -------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Concluded)
THE EMERGING GROWTH FUND


                                                    Number             Value
                                                  of Shares            (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Retail--3.1%
99 Cents Only Stores*                               26,400            $    723
Dollar Tree Stores, Inc. *                          43,100               1,057
Factory 2-U Stores, Inc.  *                         39,100               1,294
School Specialty, Inc.  *                           66,700               1,340
                                                                      --------
                                                                         4,414
                                                                      --------
Retail - Internet--1.3%
GoTo.com, Inc.  *                                  247,200               1,812
                                                                      --------
Services - Commercial--2.0%
MemberWorks, Inc. *                                 80,500               1,713
TeleTech Holdings, Inc. *                           38,500                 709
Wireless Facilities, Inc.  *                        11,500                 417
                                                                      --------
                                                                         2,839
                                                                      --------
Services - Consulting--2.6%
Forrester Research, Inc. *                          23,250               1,163
Professional Detailing, Inc. *                      22,750               2,414
                                                                      --------
                                                                         3,577
                                                                      --------
Telecommunications--4.9%
Allegiance Telecom, Inc. *                          39,350                 878
MCK Communications, Inc. *                         204,900               1,735
McLeodUSA, Inc. *                                   99,500               1,405
Stanford Microdevices, Inc.*                        19,000                 683
West TeleServices Corp. *                           42,400               1,195
Xo Communications, Inc .*                           50,712                 905
                                                                      --------
                                                                         6,801
                                                                      --------
Telecommunications - Wireless--2.5%
Leap Wireless International, Inc.  *                20,700                 517
Metro One Telecommunications, Inc.  *               72,000               1,728
Triton PCS Holdings,  Inc.  *                       24,700                 844
Winstar Communications, Inc.  *                     29,900                 350
                                                                      --------
                                                                         3,439
                                                                      --------
Therapeutics--5.9%
Abgenix, Inc. *                                     55,800               3,297
COR Therapeutics, Inc.*                             36,200               1,273
Medarex, Inc. *                                     68,400               2,783
PRAECIS Pharmaceuticals, Inc. *                     29,050                 846
                                                                      --------
                                                                         8,199
                                                                      --------
Transportation Services--2.3%
Atlas Air, Inc.*                                    23,600                 770
Forward Air Corp. *                                 64,650               2,424
                                                                      --------
                                                                         3,194
                                                                      --------
Wireless Communications--5.5%
American Tower Corp.                               117,900               4,465
Metawave Communications Corp. *                    170,700               1,568
Netro Corp. *                                       30,450                 213
Powerwave Technologies, Inc. *                      23,600               1,378
WebLink Wireless, Inc. *                            33,300                 112
                                                                      --------
                                                                         7,736
                                                                      --------
TOTAL COMMON STOCKS
  (Cost $168,855)                                                      158,711
                                                                      --------

                                                    Number             Value
                                                  of Shares            (000)
-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST (REIT)--0.3%
-----------------------------------------------------------------------------
 Diversified--0.3%
 Pinnacle Holdings, Inc. *
   (Cost $1,068)                                   47,450           $    432
                                                                    --------

----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--7.8%
----------------------------------------------------------------------------
Provident Institutional Funds - TempCash        5,436,758              5,437
Provident Institutional Funds - TempFund        5,436,758              5,437
                                                                    --------
TOTAL SHORT-TERM INVESTMENTS
    (Cost $10,874)                                                    10,874
                                                                    --------
TOTAL INVESTMENTS-121.6%
  (Cost  $180,797) (a)                                               170,017

DIVIDEND PAYABLE--(18.6%)                                            (26,065)

LIABILITES IN EXCESS
   OF OTHER ASSETS--(3.0%)                                            (4,178)
                                                                    --------
NET ASSETS APPLICABLE TO 5,615,598
  SHARES OF COMMON STOCK
  ISSUED AND OUTSTANDING--100.0%                                    $139,774
                                                                    ========
NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE                                      $  24.89
                                                                    ========

----------------------------------
* Non-Income Producing Security

ADR - American Depository Receipt

(a) At December 31, 2000 the cost for Federal income tax purposes was $184,492,319. Net unrealized depreciation was $14,475,040. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,890,407 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $46,365,4475.

 The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000
THE LIMITED MATURITY BOND FUND

                                                    Par              Value
                                                   (000)             (000)
-----------------------------------------------------------------------------
CORPORATE BOND--4.7%
-----------------------------------------------------------------------------
Electrical Power--4.7%
Southern Energy Mid-Atlantic
     9.1250%, 06/30/17
  (Cost $500)                                      500              $  514
                                                                    ------

-----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--32.9%
-----------------------------------------------------------------------------
U.S. Treasury Notes--12.9%
     6.500%, 08/31/01                              1,000             1,006
     6.750%, 05/15/05                                375               399
                                                                    ------
                                                                     1,405
                                                                    ------
U.S. Treasury Notes Inflation Indexed Notes--20.0%
     3.625%, 07/15/02                              2,000             2,177
                                                                    ------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $3,565)                                                      3,582
                                                                    ------

-----------------------------------------------------------------------------
AGENCY OBLIGATIONS--12.3%
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation--6.0%
     5.500%, 01/02/01                                650               650
Government National Mortgage Associaton--6.3%
     6.500%, 01/01/30                                700               692
                                                                    ------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,338)                                                      1,342
                                                                    ------

-----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--12.6%
-----------------------------------------------------------------------------
Asset Securitization Corp.
    7.400%, 10/13/26                               1,000             1,055
LB Commercial Conduit Mortgage Trust
     6.410%, 08/15/07                                318               321
                                                                    ------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $1,323)                                                      1,376
                                                                    ------

-----------------------------------------------------------------------------
ASSET BACKED SECURITIES--39.1%
-----------------------------------------------------------------------------
American Express Master Trust
     7.850%, 08/15/05                                500               530
Discover Card Master Trust I
     6.830%, 09/16/05                                500               501
First USA Credit Card Master Trust
     6.779%, 01/18/06                                200               200
Massachusetts RRB Special Purpose Trust
     6.450%, 09/15/05                                500               503
MBNA Master Credit Card Trust
     6.790%, 10/15/05                                500               501
PECO Energy Transition Trust
    7.300%, 09/01/04                                 500               505
PP&L Transition Bond Co. LLC
     6.720%, 12/26/05                              1,000             1,012
Providian Master Trust
     6.720%, 12/26/05                                500               504
                                                                    ------
TOTAL ASSET BACKED SECURITIES
  (Cost $4,201)                                                      4,256
                                                                    ------

                                                    Number           Value
                                                  of Shares          (000)
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--10.0%
-----------------------------------------------------------------------------
Janus Money Market Fund, Inc.                    571,666               572
Provident Institutional Funds - TempFund         523,457               523
                                                                   -------
TOTAL SHORT-TERM INVESTMENTS                                         1,095
   (Cost $1,095)                                                   -------

TOTAL INVESTMENTS--111.6%                                           12,165
   (Cost $12,022) (a)                                              -------

TOTAL INVESTMENTS--111.6%                                           12,165
   (Cost $12,022) (a)                                              -------

PAYABLE FOR SECURITIES                                                (690)
   PURCHASED--(6.3%)

DIVIDEND PAYABLE--(5.8%)                                              (635)

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5%                                                 58
                                                                   -------
NET ASSETS APPLICABLE TO 1,075,448
   SHARES OF COMMON STOCK
   ISSUED AND OUTSTANDING--100%                                    $10,898
                                                                   =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                      $ 10.13
                                                                   =======

--------------------------------
(a) At December 31, 2000, the cost for Federal income tax purposes was $12,022,208. Net unrealized appreciation was $142,855. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $142,855.


The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000
THE GROWTH AND INCOME FUND

                                                    Par              Value
                                                   (000)             (000)
-----------------------------------------------------------------------------
CONVERTIBLE BOND -- 1.7%
-----------------------------------------------------------------------------
Telecommunications--1.7%
Nextel Communications, Inc.
     5.250%, 01/15/10
  (Cost $663)                                         700          $   513
                                                                   -------

                                                   Number
                                                 of Shares
-----------------------------------------------------------------------------
COMMON STOCK -- 94.9%
-----------------------------------------------------------------------------
Aerospace & Defense--2.6%
United Technologies Corp.                          10,000              786
                                                                   -------
Computer - Network Products & Services--4.7%
Cisco Systems, Inc. *                              14,000              535
Network Appliance, Inc.*                            5,000              321
Sun Microsystems, Inc. *                           20,000              557
                                                                   -------
                                                                     1,413
                                                                   -------
Computer Services & Software--6.0%
Automatic Data Processing, Inc.                    11,000              696
Computer Sciences Corp.*                            5,000              301
EMC Corp. *                                        10,000              665
Microsoft Corp.*                                    3,000              130
                                                                   -------
                                                                     1,792
                                                                   -------
Computers & Office Equipment--2.1%
International Business Machines Corp.               7,500              638
                                                                   -------
Cosmetics & Toiletries--2.4%
Kimberly-Clark Corp.                               10,000              707
                                                                   -------
Diversified Manufacturing Operations--6.4%
General Electric Co.                               20,000              959
Tyco International Ltd.                            17,500              971
                                                                   -------
                                                                     1,930
                                                                   -------
Electric Products--2.0%
Emerson Electric Co.                                7,500              591
                                                                   -------
Electronics - Semiconductors--3.7%
Intel Corp.                                        10,000              301
Texas Instruments, Inc.                            17,000              805
                                                                   -------
                                                                     1,106
                                                                   -------
Energy Resources & Services--4.5%
Duke Energy Corp.                                  10,000              852
Enron Corp.                                         6,000              499
                                                                   -------
                                                                     1,351
                                                                   -------
Fiber Optics--1.3%
Corning , Inc.                                      7,500              396
                                                                   -------

                                                    Number           Value
                                                  of Shares          (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Finance--14.6%
Citigroup, Inc.                                    24,000           $ 1,225
Freddie Mac                                        10,000               689
MBNA Corp.                                         32,000             1,182
Merrill Lynch & Co. , Inc.                         10,000               682
State Steet Corp.                                   5,000               621
                                                                   --------
                                                                      4,399
                                                                   --------
Foods--3.7%
SYSCO Corp.                                        37,500             1,125
                                                                   --------
Insurance--3.6%
American International Group, Inc.                 11,000             1,084
                                                                   --------
Medical--2.8%
Amgen, Inc. *                                      13,000               832
                                                                   --------
Medical Supplies & Equipment--3.6%
Medtronic, Inc.                                    18,000             1,087
                                                                   --------
Oil & Gas --7.7%
Exxon Mobil Corp.                                  13,000             1,130
Schlumberger Ltd.                                  15,000             1,199
                                                                   --------
                                                                      2,329
                                                                   --------
Pharmaceuticals--10.6%
Eli Lilly & Co.                                    10,000               931
Merck & Co., Inc.                                  12,000             1,124
Pfizer, Inc.                                       25,000             1,150
                                                                   --------
                                                                      3,205
                                                                   --------
Retail--8.0%
Home Depot,  Inc.                                  15,000               685
Safeway, Inc.*                                      5,500               344
Wal-Mart Stores, Inc.                              10,000               531
Walgreen Co.                                       20,000               836
                                                                   --------
                                                                      2,396
                                                                   --------
Telecommunications--4.6%
Nokia Corp. (ADR)                                  10,000               435
Nortel Networks Corp.                              15,000               481
SBC Communications, Inc.                           10,000               478
                                                                   --------
                                                                      1,394
TOTAL COMMON STOCK
  (Cost $27,807)                                                     28,561
                                                                   --------

-----------------------------------------------------------------------------
PREFERRED STOCK -- 5.0%
-----------------------------------------------------------------------------
Retail--5.0%
CVS Automatic Common Exchange traces
  6% due 5/15/01
  (Cost $1,168)                                    15,000             1,497
                                                                   --------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Concluded)
THE GROWTH AND INCOME FUND

                                                   Number           Value
                                                 of Shares          (000)
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.4%
-----------------------------------------------------------------------------
Provident Institutional Funds - TempCash          664,620          $   664
Provident Institutional Funds - TempFund          664,620              665
                                                                   -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,329)                                                      1,329
                                                                   -------
TOTAL INVESTMENTS--106.0%
  (Cost $30,967) (a)                                                31,900

LIABILITIES IN EXCESS
   OF OTHER ASSETS--(6.0%)                                          (1,801)
                                                                   -------
NET ASSETS APPLICABLE TO 3,443,862
   SHARES OF COMMON STOCK
   ISSUED AND OUTSTANDING--100.0%                                  $30,099
                                                                   =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                      $  8.74
                                                                   =======

---------------------------------------
* Non-Income Producing Security
ADR - American Depository Receipt

(a) At December 31, 2000, the cost for Federal income tax purposes was $31,004,820. Net unrealized appreciation was $895,120. This consisted of aggregate gross appreciation for all securities in which there was an excess of market value over tax cost of $6,622,081 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,726,961.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000
THE INDEX 500 FUND

                                                   Number           Value
                                                 of Shares          (000)
-----------------------------------------------------------------------------
COMMON STOCKS--97.9%
-----------------------------------------------------------------------------
Advertising--0.2%
Interpublic Group of Cos., Inc.                     5,500            $  234
Omnicom Group, Inc.                                 3,200               265
                                                                     ------
                                                                        499
                                                                     ------
Aerospace & Defense--1.2%
B.F. Goodrich Co.                                   1,800                65
Boeing Co.                                         15,800             1,043
General Dynamics Corp.                              3,600               281
Lockheed Martin Corp.                               7,700               261
Northrop Grumman Corp.                              1,300               108
Raytheon Co.                                        6,100               189
United Technologies Corp.                           8,400               660
                                                                     ------
                                                                      2,607
                                                                     ------
Air Transportation--0.3%
AMR Corp.*                                          2,700               106
Delta Air Lines, Inc.                               2,200               110
Southwest Airlines Co.                              8,900               298
US Airways Group, Inc.*                             1,200                49
                                                                     ------
                                                                        563
                                                                     ------
Automobiles & Related--0.4%
Ford Motor Co.                                     33,400               783
                                                                     ------
Autos, Tires, & Accessories--0.6%
Cooper Tire & Rubber Co.                            1,300                14
Dana Corp.                                          2,600                40
Delphi Automotive Systems Corp.                    10,000               113
General Motors Corp.                               10,100               514
Genuine Parts Co.                                   3,100                81
Goodyear Tire & Rubber Co.                          2,800                64
Navistar International Corp.*                       1,100                29
PACCAR, Inc.                                        1,400                69
Rockwell International Corp.                        3,300               157
TRW, Inc.                                           2,200                85
Visteon Corp.                                       2,300                26
                                                                     ------
                                                                      1,192
                                                                     ------
Banking--5.0%
AmSouth Bancorporation                              6,700               102
Bank of America Corp.                              29,000             1,330
Bank of New York Co., Inc.                         13,200               728
Bank One Corp.                                     20,600               754
BB&T Corp.                                          7,100               265
Charter One Financial, Inc.                         3,700               107
Comerica, Inc.                                      2,800               166
Fifth Third Bancorp.                                8,200               490
First Union Corp.                                  17,500               487
Firstar Corp.                                      16,900               393
FleetBoston Financial Corp.                        16,100               605
Golden West Financial Corp.                         2,800               189
Huntington Bancshares, Inc.                         4,500                73
KeyCorp.                                            7,600               213
Mellon Financial Corp.                              8,700               428
National City Corp.                                10,800               311
Northern Trust Corp.                                4,000               326
Old Kent Financial Corp.                            2,500               109

                                                   Number           Value
                                                 of Shares          (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
PNC Financial Services Group                        5,200          $   380
Regions Financial Corp.                             4,000              110
SouthTrust Corp.                                    3,000              122
Summit Bancorp                                      3,100              118
SunTrust Banks, Inc.                                5,300              334
Synovus Financial Corp.                             5,100              137
U.S. Bancorp                                       13,400              391
Union Planters Corp.                                2,400               86
Wachovia Corp.                                      3,600              209
Wells Fargo & Co.                                  30,500            1,698
                                                                   -------
                                                                    10,661
                                                                   -------
Beverages--2.3%
Adolph Coors Co.                                      700               56
AnheuserBusch Cos., Inc.                           16,100              733
BrownForman Corp.                                   1,200               80
CocaCola Co.                                       44,200            2,693
CocaCola Enterprises, Inc.                          7,400              141
PepsiCo, Inc.                                      25,700            1,274
                                                                   -------
                                                                     4,977
                                                                   -------
Biological Products--0.2%
Applera Corp.--Applied Biosystems Group             3,800              357
                                                                   -------
Broadcast/Media--1.4%
Clear Channel Communications, Inc.*                10,400              504
Time Warner, Inc.                                  23,700            1,238
Viacom, Inc.*                                      27,000            1,262
                                                                   -------
                                                                     3,004
                                                                   -------
Broadcast & Publishing--0.0%
Meredith Corp.                                        900               29
                                                                   -------
Building & Building Supplies--0.2%
Centex Corp.                                        1,100               41
Kaufman & Broad Home Corp.                            800               27
Masco Corp.                                         8,000              206
Pulte Corp.                                           700               30
SherwinWilliams Co.                                 2,900               76
Vulcan Materials Co.                                1,800               86
                                                                   -------
                                                                       466
                                                                   -------
Building Maintenance & Services--0.0%
Ecolab, Inc.                                        2,300               99
                                                                   -------
Building Products--0.2%
Lowe's Cos., Inc                                    6,800              303
                                                                   -------
Cable Operators--0.3%
Comcast Corp.*                                     16,100              672
                                                                   -------
Chemicals--1.1%
Air Products & Chemicals, Inc.                      4,100              168
Ashland, Inc.                                       1,200               43
Dow Chemical Co.                                   12,100              443
Du Pont (E.I.) de Nemours and Co.                  18,600              899

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Continued)
THE INDEX 500 FUND

                                                   Number           Value
                                                 of Shares          (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Eastman Chemical Co.                                1,400           $   68
Engelhard Corp.                                     2,300               47
Great Lakes Chemical Corp.                            900               33
Hercules, Inc.                                      1,900               36
PPG Industries, Inc.                                3,000              139
Praxair, Inc.                                       2,800              124
Rohm & Haas Co.                                     3,900              142
SigmaAldrich Corp.                                  1,400               55
Union Carbide Corp.                                 2,400              129
                                                                    ------
                                                                     2,326
                                                                    ------
Computer  Internet Services & Software--0.9%
America Online, Inc.*                              41,600            1,448
BroadVision, Inc. *                                 4,800               57
Yahoo! Inc.*                                       10,000              300
                                                                    ------
                                                                     1,805
                                                                    ------
Computer  Network Services & Software--0.1%
Citrix Systems, Inc.*                               3,300               74
Symbol Technologies, Inc.                           2,600               94
                                                                    ------
                                                                       168
                                                                    ------
Computer  Network Products & Services--4.6%
Adaptec, Inc.*                                      1,800               18
Cabletron Systems, Inc.*                            3,300               50
Cisco Systems, Inc.*                              128,300            4,907
Network Appliance, Inc.*                            5,600              359
Oracle Corp.*                                      99,800            2,900
Sun Microsystems, Inc.*                            57,400            1,598
                                                                    ------
                                                                     9,832
                                                                    ------
Computer Services & Software--5.2%
Adobe Systems, Inc.                                 4,300              250
Autodesk, Inc.                                      1,000               27
Automatic Data Processing, Inc.                    11,300              715
BMC Software, Inc.*                                 4,400               62
Ceridian Corp.*                                     2,600               52
Computer Associates International, Inc.            10,400              203
Computer Sciences Corp.*                            3,000              180
Compuware Corp.*                                    6,500               41
Deluxe Corp.                                        1,300               33
Electronic Data Systems Corp.                       8,300              479
EMC Corp.*                                         39,000            2,594
First Data Corp.                                    7,000              369
Intuit, Inc. *                                      3,700              146
Mercury Interactive Corp.*                          1,400              126
Microsoft Corp.*                                   95,100            4,128
NCR Corp.*                                          1,700               84
Novell, Inc.*                                       5,900               31
Parametric Technology Corp.*                        4,900               66
PeopleSoft, Inc.*                                   5,100              189
Sapient Corp.*                                      2,200               26
Siebel Systems, Inc.*                               7,700              520
Unisys Corp.*                                       5,600               82
VERITAS Software Corp.*                             7,000              613
                                                                    ------
                                                                    11,016
                                                                    ------

                                                   Number           Value
                                                 of Shares          (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Computers & Office Equipment--2.6%
Apple Computer, Inc.*                               5,800               86
Compaq Computer Corp.                              30,300              456
Dell Computer Corp.*                               46,100              805
Gateway, Inc.*                                      5,800              104
HewlettPackard Co.                                 35,300            1,114
International Business Machines Corp.              31,300            2,661
Lexmark International Group, Inc.*                  2,300              102
Pitney Bowes, Inc.                                  4,500              149
Xerox Corp.                                        11,900               55
                                                                    ------
                                                                     5,532
                                                                    ------
Consumer Products--1.3%
American Greetings Corp.                            1,100               10
Brunswick Corp.                                     1,600               26
Clorox Co.                                          4,200              149
Fortune Brands, Inc.                                2,800               84
Mattel, Inc.                                        7,600              110
Maytag Corp.                                        1,400               45
Newell Rubbermaid, Inc.                             4,800              109
NIKE, Inc.                                          4,800              268
Philip Morris Cos., Inc.                           39,600            1,742
Reebok International Ltd.*                          1,000               27
Tupperware Corp.                                    1,000               20
UST, Inc.                                           2,900               81
V.F. Corp.                                          2,000               72
Whirlpool Corp.                                     1,200               57
                                                                    ------
                                                                     2,800
                                                                    ------
Containers--0.1%
Ball Corp.                                            500               23
Bemis Co., Inc.                                       900               30
Pactiv Corp.*                                       2,800               35
Sealed Air Corp.*                                   1,500               46
                                                                    ------
                                                                       134
                                                                    ------
Cosmetics & Toiletries--1.9%
AlbertoCulver Co.                                   1,000               43
Avon Products, Inc.                                 4,200              201
ColgatePalmolive Co.                               10,200              658
Gillette Co.                                       18,800              679
International Flavors & Fragrances, Inc.            1,700               35
KimberlyClark Corp.                                 9,500              672
Procter & Gamble Co.                               23,200            1,820
                                                                    ------
                                                                     4,108
                                                                    ------
Cruise Lines--0.2%
Carnival Corp.                                     10,400              320
                                                                    ------
Diversified Manufacturing Operations--6.0%
Cooper Industries, Inc.                             1,700               78
Crane Co.                                           1,100               31
Danaher Corp.                                       2,500              171
Eaton Corp.                                         1,200               90
Fluor Corp.   *                                     1,300               43
FMC Corp.*                                            500               36

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Continued)
THE INDEX 500 FUND

                                                   Number           Value
                                                 of Shares          (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
General Electric Co.                              176,700          $ 8,471
Honeywell International, Inc.                      14,200              672
Illinois Tool Works, Inc.                           5,400              322
ITT Industries, Inc.                                1,600               62
Leggett & Platt, Inc.                               3,500               66
Minnesota Mining & Manufacturing Co. (3M)           7,000              844
National Service Industries, Inc.                     700               18
Pall Corp.                                          2,200               47
Textron, Inc.                                       2,500              116
Tyco International Ltd.                            31,200            1,732
                                                                   -------
                                                                    12,799
                                                                   -------
Electric-Integrated--0.2%
Allegheny Energy, Inc.                              2,000               96
NiSource, Inc.                                      3,600              111
Xcel Energy, Inc.                                   6,100              177
                                                                   -------
                                                                       384
                                                                   -------
Electrical Power--0.3%
American Electric Power Co., Inc.                   5,700              265
Dominion Resources, Inc.                            4,300              288
Entergy Corp.                                       4,000              169
                                                                   -------
                                                                       722
                                                                   -------
Electric Products--0.3%
Emerson Electric Co.                                7,600              599
                                                                   -------
Electronic Components--0.5%
Agilent Technologies, Inc.*                         8,100              444
Sanmina Corp.*                                      2,700              207
Solectron Corp.*                                   11,300              383
Tektronix, Inc.*                                    1,700               57
Thomas & Betts Corp.                                1,000               16
                                                                   -------
                                                                     1,107
                                                                   -------
Electronics  Semiconductors--4.0%
Advanced Micro Devices, Inc.*                       5,600               77
Altera Corp.*                                       7,100              187
Analog Devices, Inc.*                               6,400              328
Applied Materials, Inc.*                           14,500              554
Applied Micro Circuits Corp. *                        300               23
Broadcom Corp. *                                    4,200              353
Conexant Systems, Inc.*                             4,100               62
Intel Corp.                                       120,000            3,608
KLATencor Corp.*                                    3,300              111
Linear Technology Corporation                       5,600              259
LSI Logic Corp.*                                    5,700               97
Maxim Integrated Products, Inc.*                    5,100              244
Micron Technology, Inc.*                           10,100              359
National Semiconductor Corp.*                       3,200               64
Novellus Systems, Inc.*                             2,300               82
QLogic Corp.*                                       1,600              124
Teradyne, Inc.*                                     3,100              115
Texas Instruments, Inc.                            30,800            1,459
Vitesse Semiconductor Corp. *                       3,200              177
Xilinx, Inc.*                                       5,900              273
                                                                   -------
                                                                     8,556
                                                                   -------
Energy Products & Services--0.1%
Progress Energy, Inc.                               3,700              182
                                                                   -------

                                                   Number           Value
                                                 of Shares          (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Energy Resources & Services--2.9%
AES Corp.*                                          8,200           $  454
Ameren Corp.                                        2,400              111
American Power Conversion Corp.*                    3,500               43
Calpine Corp.  *                                    5,000              225
Cinergy Corp.                                       2,800               98
CMS Energy Corp.                                    2,200               70
Consolidated Edison, Inc.                           3,800              146
Constellation Energy Group                          2,700              122
DTE Energy Co.                                      2,500               97
Duke Energy Corp.                                   6,600              563
Edison International                                5,800               91
El Paso Energy Corp.                                4,100              294
Enron Corp.                                        13,300            1,106
Exelon Corp.                                        5,700              400
FirstEnergy Corp.                                   4,000              126
FPL Group, Inc.                                     3,200              230
GPU, Inc.                                           2,200               81
KeySpan Corp.                                       2,400              102
Massey Energy Co.                                   1,300               17
Molex, Inc.                                         3,500              124
Niagara Mohawk Holdings, Inc.*                      2,900               48
PG&E Corp.                                          6,900              138
Pinnacle West Capital Corp.                         1,500               71
PPL Corp., Inc.                                     2,600              117
Public Service Enterprise Group, Inc.               3,800              185
Reliant Energy, Inc.                                5,300              230
Southern Co.                                       12,100              402
TXU Corp.                                           4,600              204
Williams Cos., Inc.                                 7,800              312
                                                                    ------
                                                                     6,207
                                                                    ------
Engines--0.0%
Briggs & Stratton Corp.                               400               18
Cummins Engine Co., Inc.                              700               27
                                                                    ------
                                                                        45
                                                                    ------
Entertainment & Leisure--0.5%
Harrah's Entertainment, Inc.*                       2,100               55
The Walt Disney Co.                                37,200            1,076
                                                                    ------
                                                                     1,131
                                                                    ------
Fiber Optics--0.7%
Corning , Inc.                                     16,400              866
JDS Uniphase Corp.*                                17,100              712
                                                                    ------
                                                                     1,578
                                                                    ------
Finance--8.2%
Ambac Financial Group, Inc.                         1,900              111
American Express Co.                               23,700            1,302
Bear Stearns Companies, Inc.                        1,900               96
Capital One Financial Corp.                         3,500              230
Charles Schwab Corp.                               24,700              701
Chase Manhattan Corp.                              23,400            1,063
CIT Group, Inc.                                     4,700               95
Citigroup, Inc.                                    89,600            4,575
Countrywide Credit Industries, Inc.                 2,000              101
Equifax, Inc.                                       2,500               72
Federal National Mortgage Assocation               18,000            1,562
Franklin Resources, Inc.                            4,300              164

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS --DECEMBER, 31, 2000 (Continued)
THE INDEX 500 FUND

                                                   Number            Market
                                                 of Shares           Value
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                   12,400           $   854
H & R Block, Inc.                                   1,600                66
Household International, Inc.                       8,400               462
J.P. Morgan & Co., Inc.                             2,900               480
Lehman Brothers Holdings, Inc.                      4,300               291
MBIA, Inc.                                          1,800               133
MBNA Corp.                                         15,200               561
Merrill Lynch & Co., Inc.                          14,400               982
Moody's Corp.                                       2,900                74
Morgan Stanley Dean Witter & Co.                   20,000             1,585
Paychex, Inc.                                       6,600               321
Providian Financial Corp.                           5,100               293
State Street Corp.                                  2,900               360
Stilwell Financial, Inc                             4,000               158
T. Rowe Price Group, Inc.                           2,200                93
USA Education,  Inc.                                2,900               197
Washington Mutual, Inc.                             9,600               509
                                                                    -------
                                                                     17,491
                                                                    -------
Foods--1.6%
ArcherDanielsMidland Co.                           11,300               170
Campbell Soup Co.                                   7,500               260
ConAgra, Inc.                                       9,500               247
General Mills, Inc.                                 5,000               223
Heinz (H.J.) Co.                                    6,200               294
Hershey Foods Corp.                                 2,400               155
Kellogg Co.                                         7,200               189
Quaker Oats Co.                                     2,300               224
RalstonRalston Purina Group                         5,500               144
Sara Lee Corp.                                     14,900               366
SUPERVALU, Inc.                                     2,400                33
SYSCO Corp.                                        12,000               360
Unilever NV                                        10,200               642
Wm. Wrigley Jr., Co.                                2,000               192
                                                                    -------
                                                                      3,499
                                                                    -------
Healthcare--0.7%
HCA  The Healthcare Corp.                           9,800               431
HEALTHSOUTH Corp.*                                  6,900               113
Humana, Inc.*                                       3,000                46
Manor Care, Inc.*                                   1,800                37
McKesson HBOC, Inc.                                 5,100               183
Tenet Healthcare Corp.                              5,700               253
UnitedHealth Group, Inc.                            5,600               344
Wellpoint Health Networks, Inc.*                    1,100               127
                                                                    -------
                                                                      1,534
                                                                    -------
Hotels & Resorts--0.2%
Hilton Hotels Corporation                           6,600                69
Marriott International, Inc.                        4,300               182
Starwood Hotels & Resorts Worldwide, Inc.           3,400               120
                                                                    -------
                                                                        371
                                                                    -------
Human Resources--0.0%
Robert Half International, Inc.*                    3,200                85
                                                                    -------

                                                   Number            Market
                                                 of Shares           Value
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Instruments  Scientific--0.1%
Millipore Corp.                                       800           $   50
PerkinElmer, Inc.                                     900               95
                                                                    ------
                                                                       145
                                                                    ------
Instruments  Controls--0.1%
Johnson Controls, Inc.                              1,500               78
ParkerHannifin Corp.                                2,100               93
Thermo Electron Corp.*                              3,200               95
                                                                    ------
                                                                       266
                                                                    ------
Insurance--4.2%
Aetna, Inc.*                                        2,500              103
AFLAC, INC.                                         4,700              339
Allstate Corp.                                     13,000              566
American General Corp.                              4,500              367
American International Group, Inc.                 41,500            4,090
Aon Corp.                                           4,600              158
Chubb Corp.                                         3,100              268
CIGNA Corp.                                         2,700              357
Cincinnati Financial Corp.                          2,900              115
Conseco, Inc.                                       5,800               76
Hartford Financial Services Group, Inc.             4,000              283
JeffersonPilot Corp.                                1,800              135
Lincoln National Corp.                              3,400              161
Loews Corp.                                         1,800              186
Marsh & McLennan Cos., Inc.                         4,900              573
MetLife, Inc.                                      13,600              476
MGIC Investment Corp.                               1,900              128
Progressive Corp.                                   1,300              135
SAFECO Corp.                                        2,300               76
St. Paul Cos., Inc.                                 3,900              212
Torchmark Corp.                                     2,300               88
UnumProvident Corp.                                 4,300              116
                                                                    ------
Total Insurance                                                      9,008
                                                                    ------
Machinery--0.4%
Black & Decker Corp.                                1,400               55
Caterpillar, Inc.                                   6,100              289
Deere & Co.                                         4,200              192
Dover Corp.                                         3,600              146
IngersollRand Co.                                   2,900              121
McDermott International, Inc.                       1,100               12
SnapOn, Inc.                                        1,000               28
Stanley Works                                       1,500               47
                                                                    ------
                                                                       890
                                                                    ------
Medical--0.7%
Amgen, Inc.*                                       18,400            1,177
Biogen, Inc.*                                       2,600              156
Chiron Corp.  *                                     3,400              151
                                                                    ------
                                                                     1,484
                                                                    ------
Medical Products--1.2%
Johnson & Johnson                                  24,800            2,606
                                                                    ------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Continued)
THE INDEX 500 FUND

                                                   Number            Value
                                                 of Shares           (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Medical Supplies & Equipment--1.3%
Baxter International, Inc.                          5,200           $   459
Becton, Dickinson & Co.                             4,500               156
Biomet, Inc.                                        3,200               127
Boston Scientific Corp.*                            7,200                99
C.R. Bard, Inc.                                       900                42
Guidant Corp.*                                      5,500               297
Medtronic, Inc.                                    21,400             1,292
St. Jude Medical, Inc.*                             1,500                92
Stryker Corp.                                       3,500               177
                                                                    -------
                                                                      2,741
                                                                    -------
Metal Components & Products--0.5%
Alcan Aluminum Ltd.                                 5,800               198
Alcoa, Inc.                                        15,400               516
Allegheny Technologies, Inc.                        1,400                22
FreeportMcMoRan Copper & Gold, Inc.*                2,600                22
Inco, Ltd.*                                         3,200                54
Nucor Corp.                                         1,400                56
Phelps Dodge Corp.                                  1,400                78
Timken Co.                                          1,100                17
USXU.S. Steel Group                                 1,600                29
Worthington Industries, Inc.                        1,500                12
                                                                    -------
                                                                      1,004
                                                                    -------
Mining  Gold--0.1%
Barrick Gold Corp.                                  7,100               116
Homestake Mining Co.                                4,700                20
Newmont Mining Corp.                                3,000                51
Placer Dome, Inc.                                   5,800                56
                                                                    -------
                                                                        243
                                                                    -------
Motorcycles--0.1%
HarleyDavidson, Inc.                                5,400               215
                                                                    -------
Office Supplies--0.1%
Avery Dennison Corp.                                2,000               110
                                                                    -------
Oil & Gas--6.1%
Amerada Hess Corp.                                  1,600               117
Anadarko Petroleum Corp.                            4,400               313
Apache Corp.                                        2,200               154
Baker Hughes, Inc.                                  5,900               245
Burlington Resources, Inc.                          3,800               192
Chevron Corp.                                      11,400               963
Coastal Corp.                                       3,800               336
Conoco, Inc. Class B                               11,100               321
Devon Energy Corp.                                  2,300               140
EOG Resources, Inc.                                 2,100               115
Exxon Mobil Corp.                                  62,000             5,390
Halliburton Co.                                     7,900               286
KerrMcGee Corp.                                     1,700               114
Nabors Industries, Inc. *                           2,600               154
NICOR, Inc.                                           800                35
Occidental Petroleum Corp.                          6,600               160
ONEOK, Inc.                                           500                24
Peoples Energy Corp.                                  600                27
Phillips Petroleum Co.                              4,600               262
Rowan Cos., Inc.*                                   1,700                46

                                                   Number            Value
                                                 of Shares           (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Royal Dutch Petroleum Co.                          38,200          $ 2,314
Sunoco, Inc.                                        1,500               51
Texaco, Inc.                                        9,800              609
Tosco Corp.                                         2,600               88
Transocean Sedco Forex, Inc.                        3,800              175
Unocal Corp.                                        4,300              166
USX  Marathon Group                                 5,500              153
                                                                   -------
                                                                    12,950
                                                                   -------
Oil & Gas  Equipment & Services--0.4%
Schlumberger Ltd.                                  10,200              815
Sempra Energy                                       3,600               84
                                                                   -------
                                                                       899
                                                                   -------
Optical Supplies--0.0%
Bausch & Lomb, Inc.                                 1,000               40
                                                                   -------
Paper & Forest Products--0.1%
Boise Cascade Corp.                                 1,000               34
Potlatch Corp.                                        500               17
Weyerhaeuser Co.                                    3,900              198
                                                                   -------
                                                                       249
                                                                   -------
Paper & Related Products--0.4%
GeorgiaPacific Group                                4,000              125
International Paper Co.                             8,600              351
LouisianaPacific Corp.                              1,900               19
Mead Corp.                                          1,800               56
TempleInland, Inc.                                    900               48
Westvaco Corp.                                      1,800               53
Willamette Industries, Inc.                         1,900               89
                                                                   -------
                                                                       741
                                                                   -------
Pharmaceuticals--9.7%
Abbott Laboratories                                27,600            1,337
Allergan, Inc.                                      2,300              223
ALZA Corp.*                                         4,200              179
American Home Products Corp.                       23,400            1,487
BristolMyers Squibb Co.                            34,900            2,580
Cardinal Health, Inc.                               5,000              498
Eli Lilly & Co.                                    20,100            1,871
Forest Laboratories, Inc. *                         1,600              213
King Pharmaceuticals, Inc.*                         3,000              155
MedImmune, Inc.*                                    3,800              181
Merck & Co., Inc.                                  41,100            3,848
Pfizer, Inc.                                      112,500            5,175
Pharmacia Corp.                                    23,000            1,403
ScheringPlough Corp.                               26,100            1,481
Watson Pharmaceuticals, Inc.*                       1,800               92
                                                                   -------
                                                                    20,723
                                                                   -------
Photography Equipment & Supplies--0.1%
Eastman Kodak Co.                                   5,400              213
                                                                   -------
Pipelines--0.2%
Dynegy, Inc.                                        5,800              325
Kinder Morgan, Inc.                                 2,000              104
                                                                   -------
                                                                       429
                                                                   -------
                                       32

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Continued)
THE INDEX 500 FUND

                                                   Number            Value
                                                 of Shares           (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Power Conversion--0.0%
PowerOne, Inc.  *                                   1,400          $    55
                                                                   -------
Printing & Publishing--0.5%
Donnelley (R.R.) & Sons Co.                         2,200               59
Dow Jones & Co., Inc.                               1,600               91
Gannett Co., Inc.                                   4,700              296
Harcourt General, Inc.                              1,300               74
KnightRidder, Inc.                                  1,300               74
McGrawHill Cos., Inc.                               3,500              205
New York Times Co.                                  2,900              116
Tribune Co.                                         5,400              228
                                                                   -------
                                                                     1,143
                                                                   -------
Restaurants--0.5%
Darden Restaurants, Inc.                            2,100               48
McDonald's Corp.                                   23,400              796
Starbucks Corp.*                                    3,300              146
Tricon Global Restaurants, Inc.*                    2,600               86
Wendy's International, Inc.                         2,000               53
                                                                   -------
                                                                     1,129
                                                                   -------
Retail--5.6%
Albertson's, Inc.                                   7,500              199
Autozone, Inc.*                                     2,300               66
Bed, Bath & Beyond, Inc.*                           5,000              112
Best Buy Co., Inc.*                                 3,700              109
Circuit City Stores - Circuit City Group            3,700               43
Consolidated Stores Corp.*                          2,000               21
Costco Wholesale Corp.*                             8,000              320
CVS Corp.                                           7,000              420
Dillard's, Inc.                                     1,600               19
Dollar General Corp.                                5,900              111
Federated Department Stores, Inc.*                  3,600              126
Gap, Inc.                                          15,100              385
Hasbro, Inc.                                        3,100               33
Home Depot, Inc.                                   41,300            1,887
J.C. Penney Company, Inc.                           4,700               51
Kmart Corp.*                                        8,600               46
Kohl's Corp.*                                       5,900              360
Kroger Co.*                                        14,700              398
Limited, Inc.                                       7,600              130
Liz Claiborne, Inc.                                   900               37
Longs Drug Stores Corp.                               700               17
May Department Stores Co.                           5,300              174
Nordstrom, Inc.                                     2,300               42
Office Depot, Inc.*                                 5,300               38
RadioShack Corp.                                    3,300              141
Safeway, Inc.*                                      8,900              556
Sears, Roebuck & Co.                                6,000              209
Staples, Inc.*                                      8,100               96
Target Corp.                                       16,000              516
Tiffany & Co.                                       2,600               82
TJX Cos., Inc.                                      5,000              139
Toys "R" Us, Inc.*                                  3,600               60
WalMart Stores, Inc.                               79,600            4,229
Walgreen Co.                                       18,100              757
WinnDixie Stores, Inc.                              2,500               48
                                                                   -------
                                                                    11,977
                                                                   -------

                                                   Number            Value
                                                 of Shares           (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Services  Commercial--0.2%
Cendant Corp.*                                     13,000         $    125
Convergys Corp.*                                    2,700              122
IMS Health, Inc.                                    5,200              140
Quintiles Transnational Corp.*                      2,100               44
                                                                  --------
                                                                       431
                                                                  --------
Telecommunications--7.5%
ADC Telecommunications, Inc.*                      13,800              251
ALLTEL Corp.                                        5,600              350
Andrew Corp.*                                       1,400               31
AT&T Corp.                                         66,900            1,158
Avaya, Inc.*                                        5,000               52
BellSouth Corp.                                    33,300            1,363
CenturyTel, Inc.                                    2,500               89
Comverse Technology, Inc.*                          2,900              315
Global Crossing, Ltd.*                             15,800              226
Lucent Technologies, Inc.                          59,500              803
Nortel Networks Corp.                              55,200            1,770
QUALCOMM, Inc.*                                    13,300            1,093
Qwest Communications International, Inc.*          29,500            1,210
SBC Communications, Inc.                           60,300            2,879
ScientificAtlanta, Inc.                             2,900               94
Sprint Corp.                                       15,800              321
Sprint Corp.(PCS Group)*                           16,600              339
Tellabs, Inc.*                                      7,300              412
Verizon Communications                             48,100            2,411
WorldCom, Inc.*                                    51,300              721
                                                                  --------
                                                                    15,888
                                                                  --------
Transportation & Related Services--0.4%
Burlington Northern Santa Fe Corp.                  7,000              198
CSX Corp.                                           3,900              101
FedEx Corp.*                                        5,100              204
Norfolk Southern Corp.                              6,800               91
Ryder System, Inc.                                  1,100               18
Union Pacific Corp.                                 4,400              223
                                                                  --------
                                                                       835
                                                                  --------
Travel Services--0.0%
Sabre Holdings Corp.                                2,300               99
                                                                  --------
Waste Management--0.2%
Allied Waste Industries, Inc.*                      3,500               51
Waste Management, Inc.                             11,100              308
                                                                  --------
                                                                       359
                                                                  --------
Wholesale Distributor--0.0%
Grainger (W.W.), Inc.                               1,700               62
                                                                  --------
Wireless Communications--0.7%
Motorola, Inc.                                     38,900              788
Nextel Communications, Inc.*                       13,600              336
Palm, Inc.*                                        10,100              286
                                                                  --------
                                                                     1,410
                                                                  --------
TOTAL COMMON STOCKS (Cost $229,880)                                208,887
                                                                  --------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Concluded)
THE INDEX 500 FUND


                                                   Number            Value
                                                 of Shares           (000)
-----------------------------------------------------------------------------
RIGHTS--0.0%
-----------------------------------------------------------------------------
Seagate Tax Refund Rights*                          4,100                -
  (Cost $0)                                                      ---------

                                                    Par              Value
                                                   (000)             (000)
-----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.2%
-----------------------------------------------------------------------------
U.S. Treasury Obligations--0.2%
U.S. Treasury Bills
5.850%  02/01/01[Sagittarius]                     120,000        $     119
5.900%  02/01/01[Sagittarius]                      20,000               20
5.920%  02/01/01[Sagittarius]                      60,000               60
5.930%  02/01/01[Sagittarius]                     160,000              159
5.940%  03/15/01[Sagittarius]                      20,000               20
5.945%  03/15/01[Sagittarius]                      80,000               79
5.960%  03/15/01[Sagittarius]                      35,000               35
                                                                 ---------
TOTAL U.S. TREASURY OBLIGATIONS                                        492
  (Cost $492)                                                    ---------

                                                   Number
                                                 of Shares
-----------------------------------------------------------------------------
Short-Term Investments--2.7%
-----------------------------------------------------------------------------
Provident Institutional Funds  -TempCash
  (Cost $5,827)                                 5,827,210            5,827
                                                                 ---------
TOTAL INVESTMENTS--100.8%
  (Cost $236,199) (a)                                              215,206

LIABILITIES IN EXCESS
  OF OTHER ASSETS--(0.8)%                                           (1,808)
                                                                 ---------
NET ASSETS APPLI CABLE TO 23,505,356
  SHARES OF COMMON STOCK ISSUED
  AND OUTSTANDING--100.0%                                        $ 213,398
                                                                 =========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                     $    9.08
                                                                 =========
--------------------------------
* Non-Income Producing Security
[Sagittarius] $491,739 market value held as collateral for the open futures contract.

(a) At December 31, 2000, the cost for Federal income tax purposes was $236,283,893. Net unrealized depreciation was $21,078,345. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $25,282,235 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $49,515,155

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000
THE MID CAP GROWTH FUND
                                                         Number of        Value
                                                          Shares          (000)
-------------------------------------------------------------------------------
COMMON STOCK--97.1%
-------------------------------------------------------------------------------
Advertising--3.8%
Getty Images, Inc.*                                       19,830         $  633
Interpublic Group of Cos., Inc.                           16,290            693
TMP Worldwide, Inc. *                                     13,950            768
                                                                         ------
                                                                          2,094
                                                                         ------
Air Transportation--0.7%
AMR Corp.*                                                 9,670            379
                                                                         ------
Banking--1.3%
Charter One Financial, Inc.                               11,800            341
Zions Bancorporation                                       5,940            371
                                                                         ------
                                                                            712
                                                                         ------
Biological Products--2.3%
Applera Corporation-Applied Biosystems Group              13,160          1,238
                                                                         ------
Broadcast/Media--1.0%
Polycom, Inc. *                                           16,270            526
                                                                         ------

Building Maintenance & Services--0.6%
Ecolab, Inc.                                               7,260            314
                                                                         ------
Computer - Internet Services & Software--5.4%
Agile Software Corp. *                                     8,480            419
Art Technology Group, Inc. *                              12,120            370
Interwoven, Inc.  *                                        5,140            339
IntraNet Solutions, Inc.*                                  1,900             97
Macromedia, Inc. *                                         8,270            502
Openwave Systems, Inc.*                                    9,362            446
Vignette Corp. *                                          43,050            782
                                                                         ------
                                                                          2,955
                                                                         ------
Computer - Network Products & Services--5.7%
Brocade Communications Systems, Inc.*                     17,290          1,587
Extreme Networks, Inc. *                                   9,590            376
Micromuse, Inc. *                                          9,310            562
Redback Networks, Inc. *                                  14,610            599
                                                                         ------
                                                                          3,124
                                                                         ------
Computer - Network Services & Software--2.4%
Ebay, Inc.*                                               14,410            475
Emulex Corp.  *                                            5,010            400
Handspring, Inc. *                                        11,550            449
                                                                         ------
                                                                          1,324
                                                                         ------
Computer Services & Software--10.0%
DST Systems, Inc. *                                        4,410            296
Fiserv, Inc. *                                             9,060            430
Internet Security Systems, Inc.  *                         5,190            407
Intuit, Inc. *                                            11,330            446
Manugistics Group, Inc.*                                   6,610            377
Mercury Interactive Corp.*                                 6,450            582

                                                       Number of          Value
                                                         Shares           (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Peregrine Systems, Inc. *                                36,960         $  729
Quest Diagnostics, Inc. *                                 4,300            611
Quest Software, Inc. *                                    8,530            240
Research in Motion Ltd.*                                  4,720            379
SmartForce PLC (ADR)*                                    10,970            412
SunGard Data Systems, Inc.*                              12,000            565
                                                                        ------
                                                                         5,474
                                                                        ------
Cosmetics & Toiletries--0.4%
Estee Lauder Cos., Inc.                                   4,490            197
                                                                        ------
Education--0.7%
Apollo Group, Inc.  *                                     7,300            359
                                                                        ------
Electrical Power--1.1%
Capstone Turbine Corp.*                                  11,020            309
Southern Energy, Inc.  *                                 10,600            300
                                                                        ------
                                                                           609
                                                                        ------
Electronic Components--1.6%
Alpha Industries, Inc.*                                   7,390            277
Celestica, Inc.  *                                        6,270            340
Tektronix, Inc.*                                          8,030            270
                                                                        ------
                                                                           887
                                                                        ------
Electronics - Semiconductors--7.7%
Applied Micro Circuits Corp. *                           17,710          1,331
Cree , Inc. *                                            11,720            416
GlobeSpan, Inc. *                                         6,700            184
QLogic Corp.*                                             6,650            513
TranSwitch Corp.  *                                      15,400            603
TriQuint Semiconductor, Inc. *                            9,800            428
Vitesse Semiconductor Corp. *                            13,110            726
                                                                        ------
                                                                         4,201
                                                                        ------
Energy Resources & Services--1.6%
Calpine Corp.  *                                         19,410            875
                                                                        ------
Fiber Optics--0.7%
Avanex Corp. *                                            6,110            364
                                                                        ------
Finance--3.2%
Federated Investors, Inc.                                 9,230            269
Lehman Brothers Holdings, Inc.                            3,330            225
Providian Financial Corp.                                15,750            906
Waddell & Reed Financial, Inc.                            9,670            364
                                                                        ------
                                                                         1,764
                                                                        ------
Foods--2.1%
General Mills, Inc.                                      10,110            451
Ralston-Ralston Purina Group                             14,530            380
Suiza Foods Corp. *                                       7,020            337
                                                                        ------
                                                                         1,168
                                                                        ------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Continued)
THE MID CAP GROWTH FUND
                                                       Number of          Value
                                                        Shares            (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Healthcare--3.0%
HEALTHSOUTH Corp.*                                      25,950           $  423
Tenet Healthcare Corp.                                  16,910              751
UnitedHealth Group, Inc.                                 7,380              453
                                                                         ------
                                                                          1,627
                                                                         ------
Hotels & Resorts--0.5%
Starwood Hotels & Resorts Worldwide, Inc.                7,950              280
                                                                         ------
Human Resources--0.2%
Manpower, Inc.                                           3,290              125
                                                                         ------
Instruments - Controls--2.9%
Thermo Electron Corp.*                                  18,040              537
Waters Corp. *                                          13,010            1,086
                                                                         ------
                                                                          1,623
                                                                         ------
Instruments - Scientific--0.8%
PerkinElmer, Inc.                                        4,170              438
                                                                         ------
Medical--1.8%
Invitrogen Corporation*                                  6,580              568
Universal Health Services, Inc.*                         3,690              412
                                                                         ------
                                                                            980
                                                                         ------
Medical Supplies & Equipment--2.1%
Apogent Technologies, Inc.*                             16,180              332
St. Jude Medical, Inc.*                                 13,060              802
                                                                         ------
                                                                          1,134
                                                                         ------
Motorcycles--0.7%
Harley-Davidson, Inc.                                   10,150              404
                                                                         ------
Office Supplies--0.5%
Avery Dennison Corp.                                     5,270              289
                                                                         ------
Oil & Gas--5.8%
Apache Corp.                                             7,200              504
BJ Services Co.  *                                      10,200              702
Nabors Industries, Inc. *                               11,990              709
National-Oilwell, Inc.*                                 12,180              471
Smith International, Inc.*                               7,430              554
Tidewater, Inc.                                          5,790              257
                                                                         ------
                                                                          3,197
                                                                         ------
Pharmaceuticals--9.2%
Allergan, Inc.                                           8,830              855
Biovail Corp.  *                                        10,490              407
Express Scripts, Inc.*                                   5,840              597

                                                       Number of          Value
                                                         Shares           (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Forest Laboratories, Inc. *                               4,540         $  603
IDEC Pharmaceuticals Corp.  *                             2,880            546
King Pharmaceuticals, Inc.*                              17,470            903
Millennium Pharmaceuticals, Inc. *                        5,390            333
Watson Pharmaceuticals, Inc.*                            15,630            800
                                                                        ------
                                                                         5,044
                                                                        ------
Power Conversion--0.5%
Power-One, Inc.  *                                        6,870            270
                                                                        ------
Publishing - Periodicals--0.5%
Reader's Digest Association, Inc.                         6,930            271
                                                                        ------
Restaurants--1.5%
Starbucks Corp.*                                         18,770            831
                                                                        ------
Retail--3.0%
American Eagle Outfitters, Inc.*                          7,620            322
Barnes & Noble, Inc.*                                    19,310            512
RadioShack Corp.                                         12,490            535
Talbots, Inc.                                             6,240            285
                                                                        ------
                                                                         1,654
                                                                        ------
Services - Commercial--2.9%
Concord EFS, Inc. *                                      16,340            718
IMS Health, Inc.                                         21,380            577
Wireless Facilities, Inc.  *                              8,270            300
                                                                        ------
                                                                         1,595
                                                                        ------
Telecommunications--3.5%
Anaren Microwave, Inc. *                                  3,760            253
Cablevision Systems Corp.*                                2,970            252
L-3 Communications Holdings, Inc.*                        3,220            248
McLeodUSA, Inc. *                                        19,590            277
Sonus Networks, Inc. *                                   14,750            371
Time Warner Telecom, Inc.*                                4,480            284
Western Wireless Corp. *                                  6,810            267
                                                                        ------
                                                                         1,952
                                                                        ------
Wireless Communications--5.4%
Aether Systems, Inc. *                                   21,810            855
Palm, Inc.*                                              40,500          1,146
Powerwave Technologies, Inc. *                           11,530            673
RF Micro Devices, Inc. *                                 10,220            281
                                                                        ------
                                                                         2,955
                                                                        ------
TOTAL COMMON STOCK
(Cost $54,875)                                                          53,233
                                                                        ------

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- DECEMBER 31, 2000 (Concluded)
THE MID CAP GROWTH FUND

                                                      Number of          Value
                                                        Shares           (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--2.4%
-------------------------------------------------------------------------------
RBB Sansom Street Fund - Money Market Portfolio
  (Cost $1,314)                                      1,313,652          $ 1,314
                                                                        -------

TOTAL INVESTMENTS--99.5%
  (Cost $56,189) (a)                                                     54,547

OTHER ASSETS IN EXCESS
  OF LIABILITIES--0.5%                                                      258
                                                                        -------

NET ASSETS APPLICABLE TO 6,262,843
  SHARES OF COMMON STOCK
  ISSUED AND OUTSTANDING-- 100.0%                                       $54,805
                                                                        =======

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                            $  8.75
                                                                        =======

--------------------
*    Non-Income Producing Security
ADR - American Depository Receipt

(a) At December 31, 2000, the cost for Federal income tax purposes was $57,853,932. Net unrealized depreciation was $3,307,090. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,208,058 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,587,148.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- December 31, 2000
THE MID CAP VALUE FUND

                                                      Number             Value
                                                    of Shares            (000)
------------------------------------------------------------------------------
COMMON STOCKS--97.6%
------------------------------------------------------------------------------
Aerospace & Defense--1.9%
General Dynamics Corp.                                11,100            $  866
Raytheon Co.                                           9,700               281
                                                                        ------
                                                                         1,147
                                                                        ------
Air Transportation--2.1%
Continental Airlines, Inc. *                          12,200               630
Southwest Airlines Co.                                18,500               620
                                                                        ------
                                                                         1,250
                                                                        ------
Audio/Video Products--0.4%
Harman International Industries, Inc.                  6,600               241
                                                                        ------
Automotive Parts - Equipment--1.5%
Lear Corp. *                                          36,200               898
                                                                        ------
Banking--5.3%
Golden West Financial Corp.                           10,600               715
IndyMac Mortgage Holdings, Inc. *                     16,200               478
M&T Bank Corp.                                        13,200               898
Mercantile Bankshares Corp.                            6,500               281
SouthTrust Corp.                                      10,900               444
Valley National Bancorp                                9,500               316
                                                                        ------
                                                                         3,132
                                                                        ------
Broadcast/Media--2.6%
A. H. Belo Corp.                                      46,000               736
E. W. Scripps Co.                                     13,000               817
                                                                        ------
                                                                         1,553
                                                                        ------
Building Products--1.3%
Lennar Corp.                                          22,100               801
                                                                        ------
Chemicals--2.7%
Air Products & Chemicals, Inc.                         9,800               402
Cabot Corp.                                           21,400               564
Cytec Industries, Inc.*                                8,300               331
Lyondell Chemical  Co.                                20,200               309
                                                                        ------
                                                                         1,606
                                                                        ------
Computer - Network Services & Software--0.8%
Citrix Systems, Inc.*                                 20,900               471
                                                                        ------
Computer Services & Software--4.4%
Cadence Design Systems, Inc.                          14,900               410
DST Systems, Inc. *                                    6,800               456
Mentor Graphics Corp.*                                21,900               600
NCR Corp.*                                            13,800               678
SunGard Data Systems, Inc.*                            9,600               452
                                                                        ------
                                                                         2,596
                                                                        ------
Cruise Lines--0.6%
Carnival Corp.                                        10,800               333
                                                                        ------
Data Processing/Management--2.7%
ChoicePoint, Inc. *                                   16,800             1,101
Iron Mountain, Inc. *                                 13,300               494
                                                                        ------
                                                                         1,595
                                                                        ------

                                                      Number              Value
                                                    of Shares             (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Diversified Manufacturing Operations--5.3%
Cooper Industries, Inc.                              11,200             $  515
Crane Co.                                            20,600                586
Danaher Corp.                                         9,300                636
FMC Corp.                                            13,800                989
Pall Corp.                                           19,100                407
                                                                        ------
                                                                         3,133
                                                                        ------
Electrical Power--4.1%
American Electric Power Co., Inc.                    12,700                591
Dominion Resources, Inc.                              9,600                643
Entergy Corp.                                        14,100                597
Teco Energy, Inc.                                    18,800                609
                                                                         -----
                                                                         2,440
                                                                         -----
Electronic Components--0.7%
Arrow Electronics, Inc.                              13,800                395
                                                                         -----
Electronics - Semiconductors --1.5%
KLA-Tencor Corp.*                                    10,400                350
Teradyne, Inc.*                                      15,100                562
                                                                         -----
                                                                           912
                                                                         -----
Electronic Systems--0.6%
Sensormatic Electronics Corp.*                       18,700                375
                                                                         -----
Energy Products & Services--1.0%
UtiliCorp United, Inc.                               19,500                604
                                                                         -----
Energy Resources & Services--3.2%
DPL, Inc.                                            18,600                617
Exelon Corp.                                         18,250              1,281
                                                                         -----
                                                                         1,898
                                                                         -----
Finance--13.6%
Ambac Financial Group, Inc.                           8,500                496
Astoria Financial Corp.                               8,800                478
Countrywide Credit Industries, Inc.                  18,900                950
Dime Bancorp, Inc.                                   29,800                881
Dun & Bradstreet Corp. *                             28,450                736
Edwards (A.G.), Inc.                                  6,900                327
Federated Investors, Inc.                            17,700                516
Golden State Bancorp, Inc.                           15,800                497
GreenPoint Financial Corp.                            8,500                348
H & R Block, Inc.                                    15,200                629
John Hancock Financial Services, Inc. *              19,500                734
Lehman Brothers Holdings, Inc.                        5,500                372
MBIA, Inc.                                            6,300                467
Moody's Corp.                                        25,400                652
                                                                         -----
                                                                         8,083
                                                                         -----
Foods--1.5%
Hershey Foods Corp.                                   6,400                412
Wm. Wrigley Jr., Co.                                  5,100                489
                                                                         -----
                                                                           901
                                                                         -----
Healthcare--4.4%
Health Management Associates, Inc.*                  35,700                741
Omnicare, Inc.                                       37,500                811
Tenet Healthcare Corp.*                              16,800                747
Wellpoint Health Networks, Inc.*                      2,700                311
                                                                         -----
                                                                         2,610
                                                                         -----

PENN SERIES FUNDS, INC.
STATEMENT OF NET ASSETS -- December 31, 2000 (Concluded)
THE MID CAP VALUE FUND

                                                       Number             Value
                                                     of Shares            (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Instruments - Controls--1.4%
Thermo Electron Corp.*                                 28,300           $  842
                                                                        ------
Insurance--8.5%
ACE Ltd.                                               18,600              789
Allmerica Financial Corp.                              11,000              798
Aon Corp.                                              12,000              411
Loews Corp.                                            12,200            1,263
MetLife, Inc.                                          22,300              781
XL Capital Ltd.                                        11,500            1,005
                                                                        ------
                                                                         5,047
                                                                        ------
Medical - Biomedical/Gene--0.8%
Charles River Laboratories International, Inc. *       12,900              353
Genzyme Corp. *                                         1,400              126
                                                                        ------
                                                                           479
                                                                        ------
Medical Supplies & Equipment--2.9%
Beckman Coulter, Inc.                                  10,400              436
Bergen Brunswig Corp.                                  45,200              716
Carter-Wallace, Inc.                                   17,600              587
                                                                        ------
                                                                         1,739
                                                                        ------
Oil & Gas--9.9%
Anadarko Petroleum Corp.                                6,700              476
Apache Corp.                                           10,400              729
Burlington Resources, Inc.                             12,800              646
Coastal Corp.                                           8,400              742
Cross Timbers Oil Company                              23,000              638
EOG Resources, Inc.                                    15,900              870
Gulf Canada Resources, Ltd.*                           59,700              302
Louis Dreyfus Natural Gas Corp. *                       8,400              385
Tidewater, Inc.                                         6,200              275
USX - Marathon Group                                   16,800              466
Weatherford International, Inc. *                       7,000              331
                                                                        ------
                                                                         5,860
                                                                        ------
Optical Supplies--0.5%
Bausch & Lomb, Inc.                                     7,700              311
                                                                        ------
Paper & Forest Products--1.3%
Bowater, Inc.                                           5,200              293
Georgia-Pacific Group                                  15,800              492
                                                                        ------
                                                                           785
                                                                        ------
Pipelines--0.5%
Kinder Morgan, Inc.                                     6,300              329
                                                                        ------
Retail--3.0%
Barnes & Noble, Inc.*                                  15,400              408
Costco Wholesale Corp.*                                14,800              592
Federated Department Stores, Inc.*                     13,200              462
Staples, Inc.*                                         29,100              345
                                                                        ------
                                                                         1,807
                                                                        ------

                                                       Number             Value
                                                     of Shares            (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Telecommunications--1.7%
Broadwing, Inc. *                                      26,600           $   607
Cablevision Systems Corp.*                              5,200               442
                                                                        -------
                                                                          1,049
                                                                        -------
Transportation--1.7%
GATX Corp.                                             20,100             1,002
                                                                        -------
Transportation & Related Services--1.3%
Burlington Northern Santa Fe Corp.                     27,000               764
                                                                        -------
Waste Management--1.9%
Waste Management, Inc.                                 40,800             1,132
                                                                        -------
TOTAL COMMON STOCKS
  (Cost $48,495)                                                         58,120
                                                                        -------

-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS)--2.1%
-------------------------------------------------------------------------------
Office Property--2.1%
Boston Properties, Inc.                                13,900               605
Equity Office Properties Trust                         19,100               623
                                                                        -------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
  (Cost $1,102)                                                           1,228
                                                                        -------

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--5.6%
-------------------------------------------------------------------------------
Provident Institutional Funds - FedFund             1,675,109             1,675
Provident Institutional Funds - T-Fund              1,675,035             1,675
                                                                        -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $3,350)                                                           3,350
                                                                        -------
TOTAL INVESTMENTS--105.3%
  (Cost $52,947) (a)                                                     62,698
                                                                        -------
LIABILITIES IN EXCESS
  OF OTHER ASSETS--(5.3%)                                                (3,160)
                                                                        -------
NET ASSETS APPLICABLE TO 4,995,041
  SHARES OF COMMON STOCK
  ISSUED AND OUTSTANDING--100.0%                                        $59,538
                                                                        =======

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                            $ 11.92
                                                                        =======

--------------------
*    Non-Income Producing Security

(a) At December 31, 2000, the cost for Federal income tax purposes was $53,150,204. Net unrealized appreciation was $9,548,291. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,841,131 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $292,840.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE YEAR ENDED DECEMBER 31, 2000
(Dollar Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Money            Quality           High Yield
                                                                               Market              Bond               Bond
                                                                                Fund               Fund               Fund
                                                                              --------            ------            -------
Investment Income:
Dividends .............................................................       $      -           $     -            $   662
Interest ..............................................................          5,800             5,415              6,157
Foreign tax withheld ..................................................              -                 -                  -
                                                                              --------           -------            -------
       Total investment income ........................................          5,800             5,415              6,819
                                                                              --------           -------            -------

Expenses:
Investment advisory fees ..............................................            230               305                311
Administration fees ...................................................            134               123                 93
Accounting fees .......................................................             67                61                 47
Custodian fees and expenses ...........................................             41                33                 26
Other expenses ........................................................             49                37                 91
                                                                              --------           -------            -------
       Total expenses .................................................            521               559                568
       Less: Expense waivers ..........................................              -                 -                 23
                                                                              --------           -------            -------
             Net expenses .............................................            521               559                545
                                                                              --------           -------            -------
Net investment income (loss) ..........................................          5,279             4,856              6,274
                                                                              --------           -------            -------

Net Realized and Unrealized Gain (Loss) on Investments:
    Net realized gain (loss) on investment transactions ...............             (4)            2,743             (2,981)
    Net realized foreign exchange loss ................................              -                 -               (111)
    Change in net unrealized appreciation/depreciation of
       investments, futures contracts and foreign currency
       related items ..................................................              -             2,680             (5,390)
                                                                              --------           -------            -------
Net realized and unrealized gain (loss) on investments ................             (4)            5,423             (8,482)
                                                                              --------           -------            -------

Net Increase (Decrease) in Net Assets Resulting from Operations .......       $  5,275           $10,279            ($2,208)
                                                                              ========           =======            -------


                                                                               Growth           Large Cap            Flexibly
                                                                               Equity             Value              Managed
                                                                                Fund              Fund*                Fund
                                                                             ---------           --------            --------

Investment Income:
Dividends .............................................................        $ 1,261           $ 5,160             $ 7,565
Interest ..............................................................            691               217               8,791
Foreign tax withheld ..................................................            (14)              (35)                (92)
                                                                             ---------           -------             -------
       Total investment income ........................................          1,938             5,342              16,264
                                                                             ---------           -------             -------

Expenses:
Investment advisory fees ..............................................          1,941             1,385               2,457
Administration fees ...................................................            510               367                 651
Accounting fees .......................................................            186               147                 215
Custodian fees and expenses ...........................................             52                45                  81
Other expenses ........................................................            152               124                 208
                                                                             ---------           -------             -------
       Total expenses .................................................          2,841             2,068               3,612
       Less: Expense waivers ..........................................              -                 -                   -
                                                                             ---------           -------             -------
             Net expenses .............................................          2,841             2,068               3,612
                                                                             ---------           -------             -------
Net investment income (loss) ..........................................           (903)            3,274              12,652
                                                                             ---------           -------             -------

Net Realized and Unrealized Gain (Loss) on Investments:
    Net realized gain (loss) on investment transactions ...............          3,532            33,420              18,598
    Net realized foreign exchange loss ................................              -                 -                (436)
    Change in net unrealized appreciation/depreciation of
       investments, futures contracts and foreign currency
       related items ..................................................       (106,767)          (10,003)             54,947
                                                                             ---------           -------             -------
Net realized and unrealized gain (loss) on investments ................       (103,235)           23,417              73,109
                                                                             ---------           -------             -------

Net Increase (Decrease) in Net Assets Resulting from Operations .......      ($104,138)          $26,691             $85,761
                                                                             =========           =======             =======


*    Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
     Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+ For the period from May 1, 2000, (commencement of operations) through December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

[RESTUBBED]

------------------------------------------------------------------------------------------------------------------------------------
                                                                   International      Small Cap       Emerging          Limited
                                                                       Equity           Value          Growth        Maturity Bond
                                                                        Fund            Fund**          Fund             Fund+
                                                                   -------------      ---------       --------       -------------
Investment Income:
Dividends .......................................................     $ 2,030          $  487          $    15            $  -
Interest ........................................................         378             236              686             500
Foreign tax withheld ............................................        (175)              -                -               -
                                                                     --------          ------         --------            ----
       Total investment income ..................................       2,233             723              701             500
                                                                     --------          ------         --------            ----

Expenses:
Investment advisory fees ........................................       1,690             378            1,536              22
Administration fees .............................................         311              76              321              11
Accounting fees .................................................         149              38              132               7
Custodian fees and expenses .....................................         140              31               63               7
Other expenses ..................................................         114              26              103               5
                                                                     --------          ------         --------            ----
       Total expenses ...........................................       2,404             549            2,155              52
       Less: Expense waivers ....................................           -              19                3               -
                                                                     --------          ------         --------            ----
             Net expenses .......................................       2,404             530            2,152              52
                                                                     --------          ------         --------            ----
Net investment income (loss) ....................................        (171)            193           (1,451)            448
                                                                     --------          ------         --------            ----

Net Realized and Unrealized Gain (Loss) on Investments:
    Net realized gain (loss) on investment transactions .........      19,899           7,597           23,063             187
    Net realized foreign exchange loss ..........................      (1,415)              -                -               -
    Change in net unrealized appreciation/depreciation of
       investments, futures contracts and foreign currency
       related items ............................................     (60,991)         (1,965)         (95,611)            143
                                                                     --------          ------         --------            ----
Net realized and unrealized gain (loss) on investments ..........     (42,507)          5,632          (72,548)            330
                                                                     --------          ------         --------            ----

Net Increase (Decrease) in Net Assets Resulting from Operations..    ($42,678)         $5,825         ($73,999)           $778
                                                                     ========          ======         ========            ====


                                                                     Growth and        Index           Mid Cap         Mid Cap
                                                                       Income           500             Growth          Value
                                                                        Fund+          Fund+            Fund+           Fund+
                                                                     ----------        -----           -------         -------

Investment Income:
Dividends .......................................................       $ 192         $ 1,775             $ 38           $ 361
Interest ........................................................          98             260              102             103
Foreign tax withheld ............................................          (1)            (12)               -               -
                                                                      -------        --------          -------         -------
       Total investment income ..................................         289           2,023              140             464
                                                                      -------        --------          -------         -------

Expenses:
Investment advisory fees ........................................         124             106              253             200
Administration fees .............................................          37             228               54              54
Accounting fees .................................................          19              93               27              27
Custodian fees and expenses .....................................           7              49               35              26
Other expenses ..................................................          14              79               18              19
                                                                      -------        --------          -------         -------
       Total expenses ...........................................         201             555              387             326
       Less: Expense waivers ....................................           -             176               29               1
                                                                      -------        --------          -------         -------
             Net expenses .......................................         201             379              358             325
                                                                      -------        --------          -------         -------
Net investment income (loss) ....................................          88           1,644             (218)            139
                                                                      -------        --------          -------         -------

Net Realized and Unrealized Gain (Loss) on Investments:
    Net realized gain (loss) on investment transactions .........      (3,906)           (423)          (7,414)          2,075
    Net realized foreign exchange loss ..........................           -               -                -               -
    Change in net unrealized appreciation/depreciation of
       investments, futures contracts and foreign currency
       related items ............................................         933         (21,148)          (1,643)          9,751
                                                                      -------        --------          -------         -------
Net realized and unrealized gain (loss) on investments ..........      (2,973)        (21,571)          (9,057)         11,826
                                                                      -------        --------          -------         -------

Net Increase (Decrease) in Net Assets Resulting from Operations..     ($2,885)       ($19,927)         ($9,275)        $11,965
                                                                      =======        ========          =======         =======


   The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Dollar Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Money Market Fund
                                                                                                        ---------------------------
                                                                                                          Year               Year
                                                                                                          ended              ended
                                                                                                        12/31/00           12/31/99
                                                                                                        --------           --------
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss) ......................................................................      $ 5,279            $ 3,028
Net realized gain (loss) on investment transactions ...............................................           (4)                 -
Net realized foreign exchange gain (loss) .........................................................            -                  -
Net change in unrealized appreciation/depreciation of investments, futures
 contracts and foreign currency related items .....................................................            -                  -
                                                                                                         -------            -------
   Net increase (decrease) in net assets resulting from operations ................................        5,275              3,028
                                                                                                         -------            -------
Distributions to shareholders from:
Net investment income .............................................................................       (5,279)            (3,028)
Net realized capital gains ........................................................................            -                  -
In excess of realized capital gains ...............................................................            -                  -
                                                                                                         -------            -------
   Total distributions ............................................................................       (5,279)            (3,028)
                                                                                                         -------            -------

Capital Share Transactions:
Net increase (decrease) in net assets from capital share transactions .............................       (7,612)            32,955
                                                                                                         -------            -------
Net increase in net assets due to fund mergers ....................................................       15,080                  -
Total net increase (decrease) in net assets from capital share transactions .......................        7,468             32,955

Total Increase (Decrease) in Net Assets ...........................................................        7,464             32,955

Net Assets, beginning of year .....................................................................       86,581             53,626
                                                                                                         -------            -------

Net Assets, end of year ...........................................................................      $94,045            $86,581
                                                                                                         =======            =======

                                                                                                             Quality Bond Fund
                                                                                                        ----------------------------
                                                                                                          Year               Year
                                                                                                          ended              ended
                                                                                                        12/31/00           12/31/99
                                                                                                        --------           ---------
Increase (Decrease) in Net Assets:
Operations:
Net investment income .............................................................................      $ 4,856            $ 2,909
Net realized gain (loss) on investment transactions ...............................................        2,482             (1,147)
Net realized foreign exchange gain (loss) .........................................................            -                  -
Net change in unrealized appreciation/depreciation of investments, futures
 contracts and foreign currency related items .....................................................        2,680             (1,766)
                                                                                                         -------            -------
  Net increase (decrease) in net assets resulting from operations .................................       10,279                 (4)
                                                                                                         -------            -------

Distributions to shareholders from:
Net investment income .............................................................................       (7,784)                 -
Net realized capital gains ........................................................................       (1,582)                 -
In excess of realized capital gains ...............................................................         (152)                 -
                                                                                                         -------            -------
      Total distributions .........................................................................       (9,518)                 -
                                                                                                         -------            -------

Capital Share Transactions:
   Net increase (decrease) in net assets from capital share transactions ..........................       (2,562)             2,474
                                                                                                         -------            -------
Net increase in net assets due to fund mergers ....................................................       41,899                  -
Total net increase (decrease) in net assets from capital share transactions .......................       39,337              2,474

Total Increase (Decrease) in Net Assets ...........................................................       40,098              2,470

Net Assets, beginning of year .....................................................................       55,975             53,505
                                                                                                         -------            -------

Net Assets, end of year ...........................................................................      $96,073            $55,975
                                                                                                         =======            =======

 * Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
   Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small
   Capitalization Fund.

   The accompanying notes are an integral part of these financial statements

------------------------------------------------------------------------------------------------------------------------------------

     High Yield Bond Fund                 Growth Equity Fund                      Large Cap Value Fund*
  ---------------------------         ----------------------------            ----------------------------
    Year              Year               Year               Year                Year                Year
    ended            ended               ended              ended               ended               ended
  12/31/00          12/31/99           12/31/00           12/31/99            12/31/00            12/31/99
  --------          --------          ---------           --------            ---------           --------
  $ 6,274           $ 6,477           $   (903)           $   (317)           $  3,274            $  2,812
   (2,981)             (966)            (3,532)              36,418              33,420              42,806
     (111)               10                  -                   -                   -                   -

   (5,390)           (2,556)          (106,767)             35,596             (10,003)            (47,874)
  -------           -------           --------            --------            --------            --------
   (2,208)            2,965           (104,138)             71,697              26,691              (2,256)
  -------           -------           --------            --------            --------            --------

                          -                  -                   -                                       -
  (12,739)                -            (61,178)                  -              (7,172)                  -
        -                 -            (43,353)                  -             (75,872)                  -
        -                                                                            -
  -------           -------            --------           --------            --------            --------
  (12,739)                -           (104,531)                  -             (83,044)                  -
  -------           -------           --------            --------            --------            --------
   (3,831)           (2,040)            34,010              16,874             (13,001)            (42,285)
        -                 -            106,412                   -                   -                   -
   (3,831)           (2,040)           140,422              16,874             (13,001)            (42,285)
  -------           -------           --------            --------            --------            --------

  (18,778)              925            (68,247)             88,571             (69,354)            (44,541)

   69,928            69,003            284,263             195,692             290,937             335,478
  -------           -------           --------            --------            --------            --------

  $51,150           $69,928           $216,016            $284,263            $221,583            $290,937
  =======           =======           ========            ========            ========            ========


     Flexibly Managed Fund               International Equity Fund                Small Cap Value Fund**
  --------------------------           ----------------------------            ----------------------------
     Year             Year              Year                 Year                Year                Year
    ended             ended             ended               ended               ended               ended
  12/31/00          12/31/99           12/31/00            12/31/99            12/31/00            12/31/99
  --------         ---------           --------            --------            --------            --------
  $ 12,652         $ 16,465           $   (171)           $    322            $    193            $    281
    18,598           39,425             19,899              19,002               7,597              (1,244)
      (436)            (124)            (1,415)              1,127                   -                   -

    54,947          (20,797)           (60,991)             49,269              (1,965)                447
  --------         --------           --------            --------            --------            --------
    85,761           34,969            (42,678)             69,720               5,825                (516)
  --------         --------           --------            --------            --------            --------

                          -                                      -                                       -
   (31,307)               -             (1,125)                  -                (474)                  -
   (56,349)               -            (40,900)                  -              (5,613)                  -
         -                              (7,161)
  --------         --------           --------            --------            --------            --------
   (87,656)               -            (49,186)                  -              (6,087)                  -
  --------         --------           --------            --------            --------            --------


   (48,582)         (97,599)            38,911              (8,230)             11,000               1,820
         -                -                  -                   -                   -                   -
  --------         --------           --------            --------            --------            --------
   (48,582)         (97,599)            38,911              (8,230)             11,000               1,820
   (50,477)         (62,630)           (52,953)             61,490              10,738               1,304

   482,856          545,486            215,312             153,822              44,939              43,635
  --------         --------           --------            --------            --------            --------

  $432,379         $482,856           $162,359            $215,312             $55,677             $44,939
  ========         ========           ========            ========            ========            ========

    The accompanying notes are an integral part of these financial statements

PENN SERIES FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Dollar Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Emerging Growth Fund
                                                                                           -------------------------------------
                                                                                             Year                         Year
                                                                                            ended                         ended
                                                                                           12/31/00                     12/31/99
                                                                                           --------                     --------
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss) ........................................................      $ (1,451)                    $   (573)
Net realized gain (loss) on investment transactions .................................        23,063                       32,707
Net realized foreign exchange gain (loss) ...........................................             -                            -
Net change in unrealized appreciation/depreciation of investments, futures
   contracts and foreign currency related items .....................................       (95,611)                      73,393
                                                                                           --------                     --------
      Net increase in net assets resulting from operations ..........................       (73,999)                     105,527
                                                                                           --------                     --------

Distributions to shareholders from:
Net investment income ...............................................................             -                            -
Net realized capital gains ..........................................................       (56,296)                           -
In excess of realized capital gains .................................................             -                            -
                                                                                           --------                     --------
      Total distributions ...........................................................       (56,296)                           -
                                                                                           --------                     --------

Capital Share Transactions:
   Net increase in net assets from capital share transactions .......................        86,656                       39,222
                                                                                           --------                     --------

Total Increase (Decrease) in Net Assets .............................................       (43,639)                     144,749

Net Assets, beginning of year or period .............................................       183,413                       38,664
                                                                                           --------                     --------

Net Assets, end of year or period ...................................................      $139,774                     $183,413
                                                                                           ========                     ========


                                                                                       Limited Maturity                Growth and
                                                                                           Bond Fund                   Income Fund
                                                                                       ----------------                -----------
                                                                                            Period                       Period
                                                                                            ended                         ended
                                                                                          12/31/00+                     12/31/00+
                                                                                       ----------------                -----------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ...............................................................      $    448                     $     88
Net realized gain (loss) on investment transactions .................................           187                       (3,906)
Net realized foreign exchange gain (loss) ...........................................             -                            -
Net change in unrealized appreciation/depreciation of investments, futures
 contracts and foreign currency related items .......................................           143                         (933)
                                                                                           --------                     --------
  Net increase (decrease) in net assets resulting from operations ...................           778                       (2,885)
                                                                                           --------                     --------

Distributions to shareholders from:
Net investment income ...............................................................          (448)                         (88)
Net realized capital gains ..........................................................          (187)                      (1,365)
In excess of realized capital gains .................................................             -                       (1,365)
                                                                                           --------                     --------
  Total distributions ...............................................................          (635)                      (1,453)
                                                                                           --------                     --------

Capital Share Transactions:
  Net increase in net assets from capital share transactions ........................        10,755                       34,437
                                                                                           --------                     --------
Net increase in net assets due to fund mergers ......................................             -                       41,837
Total net increase (decrease) in net assets from capital share transactions .........        10,755                       34,437

Total Increase in Net Assets ........................................................        10,898                       30,099

Net Assets, beginning of year period ................................................             -                            -
                                                                                           --------                     --------

Net Assets, end of year period ......................................................      $ 10,898                     $ 30,099
                                                                                           ========                     ========
+ For the period from May 1, 2000, (commencement of operations) through December
  31, 2000.

    The accompanying notes are an integral part of these financial statements

---------------------------------------------------
                         Mid Cap           Mid Cap
Index 500 Fund        Growth Fund        Value Fund
--------------        -----------        ----------
    Period               Period             Period
     ended               ended              ended
  12/31/00+            12/31/00+          12/31/00+
-------------         ----------          ---------
   $  1,644             $ (218)           $   139
       (423)            (7,414)             2,075
          -                  -                  -

    (21,148)            (1,643)             9,751
   --------            -------            -------
    (19,927)            (9,275)            11,965
   --------            -------            -------

                             -
     (1,644)                 -               (139)
        (86)                 -             (2,278)
       (145)                                    7
   --------            -------            -------
     (1,875)                 -             (2,417)
   --------            -------            -------


    235,200             64,080             49,990
   --------            -------            -------

    213,398             54,805             59,538

          -                  -                  -
   --------            -------            -------

   $213,398            $54,805            $59,538
   ========            =======            =======

    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

THE MONEY MARKET FUND
For a Share Outstanding During the Year
                                                                           Year ended December 31,
                                              -----------------------------------------------------------------------------------
                                                  2000              1999             1998             1997              1996
                                              -------------    --------------    -------------    -------------    --------------
Net asset value, beginning of year .......            $1.00             $1.00            $1.00            $1.00             $1.00
                                              -------------    --------------    -------------    -------------    --------------

Income from investment operations:
Net investment income ....................           0.0583            0.0456           0.0489           0.0503            0.0489
                                              -------------    --------------    -------------    -------------    --------------

   Total from investment operations ......           0.0583            0.0456           0.0489           0.0503            0.0489
                                              -------------    --------------    -------------    -------------    --------------

Less dividends:
Dividends from net investment income .....          (0.0583)          (0.0456)         (0.0489)         (0.0503)          (0.0489)
                                              -------------    --------------    -------------    -------------    --------------

   Total dividends .......................          (0.0583)          (0.0456)         (0.0489)         (0.0503)          (0.0489)
                                              -------------    --------------    -------------    -------------    --------------

Net asset value, end of year .............            $1.00             $1.00            $1.00            $1.00             $1.00
                                              =============    ==============    =============    =============    ==============

   Total return ..........................            5.99%             4.66%            5.00%            5.15%             5.00%

Ratios/Supplemental data:
Net assets, end of year (in thousands) ...          $94,045           $86,581          $53,626          $37,476           $34,501
                                              =============    ==============    =============    =============    ==============

Ratio of expenses to average net assets ..            0.58%             0.72%            0.72%            0.70%             0.73%(a)
                                              =============    ==============    =============    =============    ==============

Ratio of net investment income
   to average net assets .................            5.89%             4.60%            4.88%            5.04%             4.88%(a)
                                              =============    ==============    =============    =============    ==============

--------------------
(a) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets would have been 0.74% and the ratio of net investment income to average net assets would have been 4.87% for the year ended December 31,1996.

------------------------------------------------------------------------------------------------------------------------------------
THE QUALITY BOND FUND
For a Share Outstanding During the Year
                                                                           Year ended December 31,
                                              -------------------------------------------------------------------------------------
                                                   2000             1999             1998             1997              1996
                                              -------------    --------------    -------------    -------------    --------------
Net asset value, beginning of year .........         $10.40            $10.40           $10.20           $10.00            $10.24
                                              -------------    --------------    -------------    -------------    --------------

Income (loss) from investment operations:
Net investment income ......................           0.52              0.54             0.51             0.60              0.66
Net realized and unrealized gain (loss)
   on investment transactions ..............           0.66             (0.54)            0.53             0.20             (0.24)
                                              -------------    --------------    -------------    -------------    --------------

   Total from investment operations ........           1.18              0.00             1.04             0.80              0.42
                                              -------------    --------------    -------------    -------------    --------------

Less distributions:
Dividend from net investment income ........          (1.06)             0.00            (0.51)           (0.60)            (0.66)
Distribution from net realized gains .......          (0.17)             0.00            (0.33)            0.00              0.00
Distribution in excess of net realized gains          (0.02)             0.00             0.00             0.00              0.00
                                              -------------    --------------    -------------    -------------    --------------
   Total distributions .....................          (1.25)             0.00            (0.84)           (0.60)            (0.66)
                                              -------------    --------------    -------------    -------------    --------------

Net asset value, end of year ...............         $10.33            $10.40           $10.40           $10.20            $10.00
                                              =============    ==============    =============    =============    ==============

   Total return ............................         12.00%             0.00%           10.17%            8.03%             4.14%

Ratios/Supplemental data:
Net assets, end of year (in thousands) .....        $96,073           $55,975          $53,505          $40,077           $37,611
                                              =============    ==============    =============    =============    ==============

Ratio of expenses to average net assets ....          0.68%             0.77%            0.77%            0.75%             0.77%(a)
                                              =============    ==============    =============    =============    ==============

Ratio of net investment income
   to average net assets ...................          5.92%             5.21%            5.26%            5.87%             6.03%(a)
                                              =============    ==============    =============    =============    ==============

Portfolio turnover rate ....................       1,046.5%            815.1%           477.2%           317.3%            107.6%
                                              =============    ==============    =============    =============    ==============

--------------------
(a) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets would have been 0.78% and the ratio of net investment income to average net assets would have been 6.02% for the year ended December 31, 1996.

------------------------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
THE HIGH YIELD BOND FUND
For a Share Outstanding During the Year
                                                                           Year ended December 31,
                                              -------------------------------------------------------------------------------------
                                                   2000             1999             1998             1997              1996
                                              -------------    -------------     -------------     -------------   -------------
Net asset value, beginning of year ........           $9.58            $9.19             $9.52             $8.91           $8.44
                                              -------------    -------------     -------------     -------------   -------------

Income (loss) from investment operations:
Net investment income .....................            0.91             0.89              0.79              0.80            0.70
Net realized and unrealized gain (loss)
   on investment transactions .............           (1.24)           (0.50)            (0.33)             0.61            0.47
                                              -------------    -------------     -------------     -------------   -------------

   Total from investment operations .......           (0.33)            0.39              0.46              1.41            1.17
                                              -------------    --------------    -------------    -------------    --------------

Less distributions:
   Total distributions ....................           (1.80)            0.00             (0.79)            (0.80)          (0.70)
                                              -------------    -------------     -------------     -------------   -------------

Net asset value, end of year ..............           $7.45            $9.58             $9.19             $9.52           $8.91
                                              =============    =============     =============     =============   =============

   Total return ...........................         (3.69)%            4.24%             4.75%            15.78%          13.87%

Ratios/Supplemental data:
Net assets, end of year (in thousands) ....         $51,150          $69,928           $69,003           $59,138         $44,042
                                              =============    =============     =============     =============   =============

Ratio of expenses to average net assets ...           0.87%(a)         0.85%             0.82%             0.81%           0.84%
                                              =============    =============     =============     =============   =============

Ratio of net investment income
   to average net assets ..................          10.07%(a)         9.11%             8.30%             8.96%           8.14%
                                              =============    =============     =============     =============   =============

Portfolio turnover rate ...................           65.4%            78.2%             82.7%            111.3%          118.5%
                                              =============    =============     =============     =============   =============

------------------------------------------------------------------
(a) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets would have been 0.91% and the ratio of net investment income to average net assets would have been 10.04% for the year ended December 31, 2000.

------------------------------------------------------------------------------------------------------------------------------------
THE GROWTH EQUITY FUND
For a Share Outstanding During the Year
                                                                           Year ended December 31,
                                              -------------------------------------------------------------------------------------
                                                   2000             1999             1998             1997              1996
                                              -------------    -------------     -------------     -------------   -------------
Net asset value, beginning of year .........         $41.41           $30.88            $24.37            $21.46          $20.00
                                              -------------    -------------     -------------     -------------   -------------

Income (loss) from investment operations:
Net investment income (loss) ...............          (0.08)           (0.05)             0.02              0.10            0.11
Net realized and unrealized gain (loss)
   on investment transactions ..............          (9.36)           10.58             10.12              5.64            3.85
                                              -------------    -------------     -------------     -------------   -------------

   Total from investment operations ........          (9.44)           10.53             10.14              5.74            3.96
                                              -------------    -------------     -------------     -------------   -------------

Less distributions:
Dividend from net investment income ........           0.00             0.00             (0.02)            (0.10)          (0.11)
Distribution from net realized gains .......          (7.69)            0.00             (3.61)            (2.73)          (2.39)
Distribution in excess of net realized gains          (4.09)            0.00              0.00              0.00            0.00
                                              -------------    -------------     -------------     -------------   -------------
   Total distributions .....................         (11.78)            0.00             (3.63)            (2.83)          (2.50)
                                              -------------    -------------     -------------     -------------   -------------

Net asset value, end of year ...............         $20.19           $41.41            $30.88            $24.37          $21.46
                                              =============    =============     =============     =============   =============

   Total return ............................       (26.10)%           34.10%            41.67%            26.74%          19.76%

Ratios/Supplemental data:
Net assets, end of year (in thousands) .....       $216,016         $284,263          $195,692          $136,058        $106,039
                                              =============    =============     =============     =============   =============

Ratio of expenses to average net assets ....          0.84%            0.73%             0.76%             0.77%           0.80%(a)
                                              =============    =============     =============     =============   =============

Ratio of net investment income (loss)
   to average net assets ...................         (.27)%           (0.14%)            0.08%             0.39%           0.48%(a)
                                              =============    =============     =============     =============   =============

Portfolio turnover rate ....................         309.3%           209.1%            161.3%            169.1%          177.1%
                                              =============    =============     =============     =============   =============

------------------------------------------------------------------
(a) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets would have been 0.81% and the ratio of net investment income to average net assets would have been 0.47% for the year ended December 31, 1996.

------------------------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
THE LARGE CAP VALUE  FUND*
For a Share Outstanding During the Year
                                                                           Year ended December 31,
                                              -------------------------------------------------------------------------------------
                                                   2000             1999             1998              1997             1996
                                              -------------    -------------     -------------     -------------   -------------
Net asset value, beginning of year .........         $22.21           $22.39            $22.55            $19.32          $16.28
                                              -------------     ------------      ------------      ------------    ------------

Income (loss) from investment operations:
Net investment income ......................           0.26             0.21              0.31              0.29            0.22
Net realized and unrealized gain (loss)
   on investment transactions ..............           2.10            (0.39)             1.85              4.53            3.88
                                              -------------     ------------      ------------      ------------    ------------

   Total from investment operations ........           2.36            (0.18)             2.16              4.82            4.10
                                              -------------     ------------      ------------      ------------    ------------

Less distributions:
Dividend from net investment income ........          (0.48)            0.00             (0.31)            (0.29)          (0.22)
Distribution from net realized gains .......          (6.02)            0.00             (2.01)            (1.30)          (0.84)
                                              -------------     ------------      ------------      ------------    ------------

   Total distributions .....................          (6.50)            0.00             (2.32)            (1.59)          (1.06)
                                              -------------     ------------      ------------      ------------    ------------

Net asset value, end of year ...............         $18.07           $22.21            $22.39            $22.55          $19.32
                                              =============     ============      ============      ============    ============

   Total return ............................         12.64%           (0.80%)            9.59%            24.98%          25.19%

Ratios/Supplemental data:
Net assets, end of year (in thousands) .....       $221,583         $290,937          $335,479          $302,960        $200,674
                                              =============     ============      ============      ============    ============

Ratio of expenses to average net assets ....          0.84%            0.76%             0.76%             0.76%           0.78%
                                              =============     ============      ============      ============    ============

Ratio of net investment income
   to average net assets ...................          1.34%            0.88%             1.27%             1.43%           1.38%
                                              =============     ============      ============      ============    ============

Portfolio turnover rate ....................         135.8%            67.6%             24.0%             18.7%           25.0%
                                              =============     ============      ============      ============    ============

--------------------
*   Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
    Fund.

------------------------------------------------------------------------------------------------------------------------------------
THE FLEXIBLY MANAGED FUND
For a Share Outstanding During the Year
                                                                           Year ended December 31,
                                              -------------------------------------------------------------------------------------
                                                   2000             1999             1998              1997             1996
                                              -------------     ------------      ------------      ------------    ------------
Net asset value, beginning of year .........         $19.62           $18.31            $19.83            $18.74          $17.40
                                              -------------     ------------      ------------      ------------    ------------

Income from investment operations:
Net investment income ......................           0.58             0.67              0.60              0.61            0.65
Net realized and unrealized gain
   on investment transactions ..............           3.26             0.64              0.61              2.33            2.19
                                              -------------     ------------      ------------      ------------    ------------

   Total from investment operations ........           3.84             1.31              1.21              2.94            2.84
                                              -------------     ------------      ------------      ------------    ------------

Less distributions:
Dividend from net investment income ........          (1.33)            0.00             (0.60)            (0.61)          (0.65)
Distribution from net realized gains .......          (2.37)            0.00             (2.13)            (1.24)          (0.85)
                                              -------------     ------------      ------------      ------------    ------------

   Total distributions .....................          (3.70)            0.00             (2.73)            (1.85)          (1.50)
                                              -------------     ------------      ------------      ------------    ------------

Net asset value, end of year ...............         $19.76           $19.62            $18.31            $19.83          $18.74
                                              =============     ============      ============      ============    ============

   Total return ............................         22.22%            7.15%             6.09%            15.65%          16.37%

Ratios/Supplemental data:
Net assets, end of year (in thousands) .....       $432,379         $482,856          $545,486          $516,139        $398,544
                                              =============     ============      ============      ============    ============

Ratio of expenses to average net assets ....          0.83%            0.76%             0.76%             0.76%           0.77%
                                              =============     ============      ============      ============    ============

Ratio of net investment income
   to average net assets ...................          2.92%            3.25%             2.78%             3.10%           3.90%
                                              =============     ============      ============      ============    ============

Portfolio turnover rate ....................          30.6%            31.0%             48.0%             37.1%           32.9%
                                              =============     ============      ============      ============    ============

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
THE INTERNATIONAL EQUITY FUND
For a Share Outstanding During the Year
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Year ended December 31,
                                              -------------------------------------------------------------------------------------
                                                   2000             1999             1998             1997              1996
                                              -------------    -------------     -------------     -------------   -------------
Net asset value, beginning of period                 $26.78           $18.37            $16.13            $15.61          $14.47
                                              -------------    -------------     -------------     -------------   -------------

Income (loss) from investment operations:
Net investment income ......................           0.14             0.03              0.10              0.58            0.63
Net realized and unrealized gain (loss) on
   investments and foreign currency
   related transactions ....................          (4.82)            8.38              2.93              1.04            1.81
                                              -------------    -------------     -------------     -------------   -------------

   Total from investment operations ........          (4.68)            8.41              3.03              1.62            2.44
                                              -------------    -------------     -------------     -------------   -------------

Less distributions:
Dividend from net investment income ........          (0.14)            0.00             (0.10)            (0.53)          (0.56)
Distribution in excess of net
   investment income .......................           0.00             0.00             (0.08)             0.00           (0.74)
Distribution from net realized gains .......          (4.59)            0.00             (0.61)            (0.57)           0.00
Distribution in excess of net realized gains          (0.73)            0.00             (0.00)            (0.57)           0.00
                                              -------------    -------------     -------------     -------------   -------------

   Total distributions .....................          (5.46)            0.00             (0.79)            (1.10)          (1.30)
                                              -------------    -------------     -------------     -------------   -------------

Net asset value, end of year ...............         $16.64           $26.78            $18.37            $16.13          $15.61
                                              =============    =============     =============     =============   =============

   Total return ............................        (18.67%)          45.78%            18.85%            10.41%          16.87%

Ratios/Supplemental data:
Net assets, end of year (in thousands) .....       $162,359         $215,312          $153,822          $129,638        $104,418
                                              =============    =============     =============     =============   =============

Ratio of expenses to average net assets ....          1.16%            1.08%             1.08%             1.13%           1.17%
                                              =============    =============     =============     =============   =============

Ratio of net investment income
   to average net assets ...................         (0.08%)           0.20%             0.45%             0.62%           0.66%
                                              =============    =============     =============     =============   =============

Portfolio turnover rate ....................          64.4%            45.0%             43.5%             35.7%           54.8%
                                              =============    =============     =============     =============   =============

------------------------------------------------------------------------------------------------------------------------------------
THE SMALL CAP VALUE  FUND**
For a Share Outstanding During the Year
                                                                           Year ended December 31,
                                              -------------------------------------------------------------------------------------
                                                   2000             1999             1998             1997              1996
                                              -------------    -------------     -------------     -------------   -------------
Net asset value, beginning of year .........         $12.64           $12.81            $14.43            $12.53          $10.96
                                              -------------    -------------     -------------     -------------   -------------

Income (loss) from investment operations:
Net investment income ......................           0.04             0.08              0.08              0.07            0.07
Net realized and unrealized gain (loss)
   on investment transactions ..............           1.68            (0.25)            (1.41)             2.81            2.09
                                              -------------    -------------     -------------     -------------   -------------

   Total from investment operations ........           1.72            (0.17)            (1.33)             2.88            2.16
                                              -------------    -------------     -------------     -------------   -------------

Less distributions:
Dividend from net investment income ........          (0.12)            0.00             (0.08)            (0.07)          (0.07)
Distribution from net realized gains .......          (1.30)            0.00             (0.21)            (0.91)          (0.52)
                                              -------------    -------------     -------------     -------------   -------------

   Total distributions .....................          (1.42)            0.00             (0.29)            (0.98)          (0.59)
                                              -------------    -------------     -------------     -------------   -------------

Net asset value, end of year ...............         $12.94           $12.64            $12.81            $14.43          $12.53
                                              =============    =============     =============     =============   =============

   Total return ............................         13.73%           (1.33%)           (9.16%)           23.02%          19.76%

Ratios/Supplemental data:
Net assets, end of year (in thousands) .....        $55,677          $44,939           $43,635           $38,726         $16,134
                                              =============    =============     =============     =============   =============

Ratio of expenses to average net assets ....          1.05%(a)         0.81%             0.82%             0.85%           0.99%(a)
                                              =============    =============     =============     =============   =============

Ratio of net investment income
   to average net assets ...................          0.38%(a)         0.65%             0.65%             0.66%           0.85%(a)
                                              =============    =============     =============     =============   =============

Portfolio turnover rate ....................         135.4%           102.8%             61.9%             71.1%           39.2%
                                              =============    =============     =============     =============   =============

--------------------
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
(a) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets would have been 1.09% and 1.06%, and the ratio of net investment income to average net assets would have been 0.34% and 0.78%, respectively, for the years ended December 31, 2000 and December 31, 1996.

------------------------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
THE EMERGING GROWTH FUND
For a Share Outstanding During the Year
                                                                                Year ended December 31,
                                                           ------------------------------------------------------------------
                                                                2000             1999             1998             1997*
                                                           -------------    -------------     -------------     -------------
Net asset value, beginning of year or period ..........           $49.68           $17.43            $12.85            $10.00
                                                           -------------    -------------     -------------     -------------

Income from investment operations:
Net investment loss ...................................            (0.26)           (0.11)            (0.06)             0.00
Net realized and unrealized gain
   on investment transactions .........................           (11.62)           32.36              4.65              3.92
                                                           -------------    -------------     -------------     -------------

   Total from investment operations ...................           (11.88)           32.25              4.59              3.92
                                                           -------------    -------------     -------------     -------------

Less distributions:
Distribution from net realized gains ..................           (12.91)            0.00             (0.01)            (1.07)
                                                           -------------    -------------     -------------     -------------

Net asset value, end of year or period ................           $24.89           $49.68            $17.43            $12.85
                                                           =============    =============     =============     =============

   Total return .......................................         (28.54)%          185.03%            35.70%            39.22%(c)

Ratios/Supplemental data:
Net assets, end of year or period (in thousands) ......         $139,774         $183,413           $38,664           $17,942
                                                           =============    =============     =============     =============

Ratio of expenses to average net assets ...............            1.01%            1.04%             1.15%(b)          1.15%(a)(b)
                                                           =============    =============     =============     =============

Ratio of net investment loss
   to average net assets ..............................          (0.68)%          (0.68)%             (0.66)(b)         (0.73)(a)(b)
                                                           =============    =============     =============     =============

Portfolio turnover rate ...............................           145.3%           172.4%            240.9%            392.3%
                                                           =============    =============     =============     =============

--------------------
* For the period from May 1, 1997 (commencement of operations) through December 31, 1997.
(a)  Annualized.
(b) Had fees not been waived by the investment adviser and administrator of the Fund, the ratio of expenses to average net assets would have been 1.21% and 1.41%, and the ratio of net investment income to average net assets would have been (0.73%) and (0.99%), respectively, for the year ended December 31,1998 and the period ended December 31, 1997.
(c)  Not annualized.

------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding During the Period
                                                                                   Period ended December 31, 2000*
                                                          ----------------------------------------------------------------------
                                                          The Limited      The Growth                     The Mid        The Mid
                                                           Maturity            and        The Index         Cap            Cap
                                                             Bond            Income          500           Growth         Value
                                                             Fund             Fund          Fund            Fund          Fund
Net asset value, beginning of period .................         $10.00         $10.00        $10.00         $10.00         $10.00
                                                          -----------      ---------      --------        -------        -------

Income (loss) from investment operations:
Net investment gain (loss) ...........................           0.41           0.03          0.07          (0.03)          0.03
Net realized and unrealized gain (loss)
   on investment transactions ........................           0.30          (0.86)        (0.91)         (1.22)          2.37
                                                          -----------      ---------      --------        -------        -------

   Total from investment operations ..................           0.71          (0.83)        (0.84)         (1.25)          2.40
                                                          -----------      ---------      --------        -------        -------

Less distributions:
Dividend from net investment income ..................          (0.41)         (0.03)        (0.07)          0.00          (0.03)
Distribution from net realized gains .................          (0.17)          0.00          0.00           0.00          (0.45)
Distribution in excess of net realized gains .........           0.00          (0.40)        (0.01)          0.00           0.00
                                                          -----------      ---------      --------        -------        -------
   Total distributions ...............................          (0.58)         (0.43)        (0.08)          0.00          (0.48)
                                                          -----------      ---------      --------        -------        -------

Net asset value, end of period .......................         $10.13          $8.74         $9.08          $8.75         $11.92
                                                          ===========      =========      ========        =======        =======

   Total return ......................................          7.18%(c)      (8.38%)(c)    (8.40%)(c)    (12.50%)(c)     23.99%(c)

Ratios/Supplemental data:
Net assets, end of period (in thousands) .............        $10,898        $30,099      $213,398        $54,805        $59,538
                                                          ===========      =========      ========        =======        =======

Ratio of expenses to average net assets ..............          0.71%(a)       0.81%(a)      0.25%(a)(b)    1.00%(a)(b)    0.90%(a)
                                                          ===========      =========      ========        =======        =======

Ratio of net investment gain
   to average net assets .............................          6.01%(a)       0.36%(a)      1.08%(a)(b)   (0.60%)(a)(b)   0.38%(a)
                                                          ===========      =========      ========        =======        =======

Portfolio turnover rate ..............................         331.6%          91.6%          2.7%         202.5%         213.0%
                                                          ===========      =========      ========        =======        =======

--------------------
* For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
(a)  Annualized.
(b) Had fees not been waived by the administrator of the Fund, the ratio of expenses to average net assets would have been 0.37% and 1.08%, and the ratio of net investment income to average net assets would have been 0.97% and (0.68%), respectively, for the Index 500 Fund and the Mid Cap Growth Fund during the period ended December 31, 2000.
(c)  Not annualized.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------
1 -- SIGNIFICANT ACCOUNTING POLICIES

    Penn Series Funds, Inc. (Penn Series) was incorporated in Maryland on April 22, 1982. Penn Series is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Penn Series is open only to purchasers of the Penn Mutual Life Insurance Company and the Penn Insurance and Annuity Company insurance contracts.

    Penn Series is presently offering shares in its Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Growth and Income, Index 500, Mid Cap Growth and Mid Cap Value Funds (the Funds). It is authorized under its Articles of Incorporation to issue a separate class of shares in one additional fund. The Fund would have its own investment objective and policy. Prior to May 1, 2000, the Large Cap Value Fund and the Small Cap Value Fund were named the Value Equity Fund and Small Capitalization Fund, respectively.

    The following is a summary of significant accounting policies followed by Penn Series in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    INVESTMENT VALUATION:
    Money Market Fund -- Investments in securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost on the date of purchase and thereafter a proportionate amortization of any discount or premium until maturity is assumed. Penn Series maintains a dollar weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value per share. The Penn Series Board of Directors (the Board) has established procedures reasonably designed to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. The Board performs regular review and monitoring of the valuation in an attempt to avoid dilution or unfair results to shareholders.

    Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Growth and Income, Index 500, Mid Cap Growth, and Mid Cap Value Funds-- Portfolio securities listed on a national securities exchange are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded or, if there has been no sale on that day, at the mean between the current closing bid and asked prices. All other securities for which over-the-counter market quotations are readily available will be valued on the basis of the mean between the last current bid and asked prices. When market quotations are not readily available, or when restricted or other assets are being valued, the securities or assets will be valued at fair value as determined by the Board.

    The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer's continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

    Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange, purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    The Funds do not isolate the portion of realized and unrealized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. Such fluctuations are included with net realized and unrealized gain or loss from investments.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------
    SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. The cost of investment securities sold is determined by using the specific identification method for both financial reporting and income tax purposes.

    DIVIDENDS TO SHAREHOLDERS: Dividends of investment income and realized capital gains of the Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Growth and Income, Index 500, Mid Cap Growth and Mid Cap Value Funds will be declared and paid within 30 days of the Funds' year end, December 31, as permitted by federal income tax regulations. Dividends of net investment income of the Money Market Fund are declared daily and paid monthly.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from net investment income and net realized capital gains recorded in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. Distributions from net realized gains for book purposes may involve short-term capital gains, which are included as ordinary income for tax purposes.

    FEDERAL INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue code and to distribute all of their taxable income, including realized gains, to their shareholders. Therefore, no federal income tax provision is required.

2 -- DERIVATIVE FINANCIAL INSTRUMENTS

Off-Balance Sheet Risk
    The Funds may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts.

    The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Derivative Financial Instruments Held or Issued for Purposes Other Than Trading

    Futures Contracts -- Each of the Funds, other than Money Market, may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices on a future date. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or exchange rates. Should interest or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Quality Bond Fund and the Index 500 Fund has entered into futures contracts during the year ended December 31, 2000. Open futures contracts held by the Index 500 Fund at December 31, 2000 were as follows:

                       Futures           Expiration                Unit               Closing           Current Value
     Types             Contract             Date             (@250 per Unit)           Price            (in thousands)
----------------    ----------------    --------------     ---------------------    ------------   ----------------------
   Buy/Long          S&P 500 Index         3/17/01                  18                $1,335               $6,008


    Options -- Each of the Funds, other than Money Market, may write covered calls. Additionally, each of the Funds may buy put or call options for which premiums are paid whether or not the option is exercised. Premiums received from writing options, which expire, are treated as realized gains. Premiums received from writing options, which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised the premium increases the cost basis of the securities purchased by a Fund. As writer of an option, the Fund may have no control over whether the underlying securities may be sold (call) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. The Flexibly Managed Fund has entered into put options during the year ended December 31, 2000. At December 31, 2000 there were no open put options in the Flexibly Managed Fund. Losses on options written during the year ended December 31, 2000 of $88,316 have been included with those from investment transactions on the Statement of Operations.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------
    Forward Foreign Currency Contracts -- The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. A Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

    Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The High Yield Bond, Flexibly Managed and International Equity Funds have entered into forward foreign currency contracts during the year ended December 31, 2000. At December 31, 2000 there were no open contracts in the High Yield Bond Fund and the Flexibly Managed Fund. Open forward foreign currency contracts held by the International Equity Fund at December 31, 2000 were as follows:

                                                                                                                    Unrealized
                                                  Foreign                            U.S.             U.S.           Foreign
                                                 Currency                         Contract         Contract         Exchange
          Forward Foreign      Expiration        Contract         Forward           Amount           Value          Gain/(Loss)
             Currency             Date            (000s)            Rate            (000s)           (000s)           (000s)
         ------------------    -----------     --------------    -----------     --------------    -----------     -------------
Sell     EURO                   02/12/01           32,000           1.06299         $29,035           $30,104        ($1,069)
Sell     Japanese Yen           05/02/01          800,000         111.92537          $7,552            $7,148             404
Sell     Swiss Franc            02/12/01           15,000           1.61411          $8,868            $9,293           (425)
Buy      EURO                   02/12/01           32,000           1.06299         $27,605           $30,104           2,499
Buy      Swiss Franc            02/12/01            7,500           1.61411          $4,165            $4,647             482
Buy      Swiss Franc            02/12/01            7,500           1.61411          $4,261            $4,647             386
                                                                                                                          ---


                                                                   Net unrealized foreign exchange appreciation        $2,277
                                                                                                                       ======

3 -- INVESTMENT ADVISORY AND OTHER CORPORATE SERVICES

Investment Advisory Services
    Effective May 1, 1998 Independence Capital Management, Inc. ("ICMI") serves as investment adviser to each of the funds. ICMI is a wholly owned subsidiary of The Penn Mutual Life Insurance Company.

    T. Rowe Price Associates, Inc. ("Price Associates") is sub-adviser to the Flexibly Managed and the High Yield Bond Funds pursuant to an investment sub-advisory agreement entered into by ICMI and Price Associates on May 1, 1998. As sub-adviser, Price Associates provides investment management services to the Funds.

    Putnam Investment Management, Inc. ("Putnam") is sub-adviser to the Large Cap Value Fund pursuant to an investment sub-advisory agreement entered into by ICMI and Putnam on May 1, 2000. As sub-adviser, Putnam provides investment management services to the Fund. Prior to May 1, 2000, OpCap Advisers was the sub-adviser to the Large Cap Value Fund.

    Wells Capital Management Incorporated ("Wells") is sub-adviser to the Index 500 Fund pursuant to an investment sub-advisory agreement entered into by ICMI and Wells on May 1, 2000. As sub-adviser, Wells provides investment management services to the Fund.

    Turner Investment Partners, Inc. ("Turner") is sub-adviser to the Mid Cap Growth Fund pursuant to an investment sub-advisory agreement entered into by ICMI and Turner on May 1, 2000. As sub-advisor, Turner provides investment management services to the Fund.

    Neuberger Berman Management, Inc. ("Neuberger Berman") is sub-adviser to the Mid Cap Value Fund pursuant to an investment sub-advisory agreement entered into by ICMI and Neuberger Berman on May 1, 2000. As sub-advisor, Neuberger Berman provides investment management services to the Fund.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------
    Royce & Associates, Inc. ("Royce") is sub-adviser to the Small Cap Value Fund pursuant to an investment sub-advisory agreement entered into by ICMI and Royce on May 1, 2000. As sub-advisor, Royce provides investment management services to the Fund. Prior to May 1, 2000, OpCap Advisers was the sub-adviser to the Small Cap Value Fund

    Vontobel USA Inc. ("Vontobel") is sub-adviser to the International Equity Fund pursuant to an investment sub-advisory agreement entered into by ICMI and Vontobel on May 1, 1998. As sub-adviser, Vontobel provides investment management services to the Fund. Vontobel is a wholly owned subsidiary of Vontobel Holding AG, an affiliate of Bank Vontobel AG.

    RS Investment Management, Inc. (formerly Robertson Stephens Investment Management, Inc.) ("RSIM") is sub-adviser to the Emerging Growth Fund pursuant to an investment sub-advisory agreement entered into by ICMI and RSIM on April 26, 1998. As sub-adviser, RSIM provides investment management services to the Fund.

    Each of the Funds pay ICMI, on a monthly basis, an advisory fee based on the average daily net assets of each Fund, at the following rates pursuant to the investment advisory agreements: Money Market Fund: 0.20% for first $100 million and 0.15% thereafter; Quality Bond Fund: 0.35% for first $100 million and 0.30% thereafter; Growth Equity Fund: 0.65% for the first $100 million and 0.60% thereafter; Flexibly Managed Fund: 0.60%; High Yield Bond Fund: 0.50%; International Equity Fund: 0.85%; Large Cap Value Fund: 0.60%; Small Cap Value
Fund: 0.85%; Emerging Growth Fund: 0.80% for the first $25 million, 0.75% for next $25 million and 0.70% thereafter; Limited Maturity Bond Fund: 0.30%; Growth and Income Fund: 0.50%; Index 500 Fund: 0.07%; Mid Cap Growth Fund: 0.70% and Mid Cap Value Fund: 0.55% for the first $250 million, 0.525% for next $250 million, 0.50% for next $250 million, 0.475% for next $250 million, 0.45% for next $500 million and 0.425% thereafter.

   For providing investment management services to the Funds, ICMI pays the sub-advisers, on a monthly basis, a sub-advisory fee.

Administrative and Corporate Services
   Under an administrative and corporate service agreement, The Penn Mutual Life Insurance Company ("Penn Mutual") serves as administrative and corporate services agent for Penn Series. Each of the Funds pays Penn Mutual, on a quarterly basis, an annual fee equal to 0.15% of each of the Fund's average daily net assets.

Expenses and Limitations Thereon
    Each Fund bears all expenses of its operations other than those incurred by the investment adviser and sub-advisers under their respective investment advisory agreements and those incurred by Penn Mutual under its administrative and corporate service agreement. The investment adviser, sub-advisers and Penn Mutual have agreed to waive fees or reimburse expenses to the extent the Fund's total expense ratio (excluding interest, taxes, brokerage, other capitalized expenses, but including investment advisory and administrative and corporate services fees) exceeds the applicable expense limitation for the Fund. The expense limitations for the Funds are as follows: Money Market: 0.80%; Quality
Bond: 0.90%; High Yield Bond: 0.90%; Growth Equity: 1.00%; Large Cap Value:
1.00%; Flexibly Managed: 1.00%; International Equity: 1.50%; Small Cap Value:
1.15%; Emerging Growth: 1.15%; Limited Maturity Bond: 0.90%; Growth and Income:
1.00%; Index 500: 0.40% (Penn Mutual currently intends to voluntarily waive its fees and reimburse expenses so that total expenses do not exceed 0.25%); Mid Cap
Growth: 1.00% and Mid Cap Value: 1.00%.

   Fees were paid to non-affiliated Directors of Penn Series for the year ended December 31, 2000. However, no person received compensation from Penn Series who is an officer, director, or employee of Penn Series, the investment adviser, sub-advisers, administrator, accounting agent or any parent or subsidiary thereof.

4--RELATED PARTY TRANSACTIONS

    The Separate Accounts A, B, C and D of the Penn Mutual Life Insurance Company hold assets with the Pension products written by Penn Mutual. The investment objectives of each of these Accounts mirror those of certain portfolios of the Penn Series Funds. In order to create efficiencies, Penn Mutual elected a re-organization such that the assets in these Accounts were transferred on April 28, 2000 to the corresponding Penn Series Fund at fair value. Separate Account A purchased 15,079,816 shares of the Penn Series Money Market Fund for $15,019,816. Separate Account B purchased 4,177,350 shares of the Penn Series Quality Bond Fund for $41,898,824. Separate Account C purchased 2,882,243 shares of the Penn Mutual Growth and Equity Fund for $106,412,414. Separate Account D purchased 4,183,681 shares of the Penn Series Growth and Income Fund for $41,836,814.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------
The Penn Mutual Retirement Plan invests in the fund and holds the following assets at December 31, 2000:

Fund                         Assets
Money Market Fund            $7,801,904
Quality Bond Fund            $25,169,078
Growth Equity Fund           $46,052,376
Large Cap Value Fund         $9,254,285
Flexibly Managed Fund        $12,473,350
International Equity Fund    $18,056,527
Small Cap Value Fund         $3,125,652
Emerging Growth Fund         $4,809,932
Growth and Income Fund       $20,037,364
Index 500 Fund               $768,846

5 - TRANSFER-IN-KINDS

   The Index 500 Fund and Mid Cap Value Funds are new Penn Series Fund investment options, created effective May 1, 2000. Previous to that, there were different investment options within the Penn Mutual insurance contracts. At the end of business on April 28, 2000, Penn Mutual performed a transfer-in-kind of securities in the amounts of $224,523,208 from the Fidelity Index 500 Portfolio into the Penn Series Index 500 Fund and $50,055,015 from the Neuberger Berman Partners Portfolio into the Penn Series Mid Cap Value Fund.

6 -- CAPITAL STOCK

   At December 31, 2000, there were two billion and five hundred million shares of $.10 par value capital stock and two billion and seven hundred fifty million shares of $0.0001 shares of capital stock authorized for Penn Series. The capital stock is divided into classes as set forth in the following table:

                                                           Number of
Class                                        Par Value      Shares

Money Market Fund Common Stock                 $0.10      500,000,000
Quality Bond Fund Common Stock                 $0.10      250,000,000
High Yield Bond Fund Common Stock              $0.10      250,000,000
Growth Equity Fund Common Stock                $0.10      250,000,000
Large Cap Value Fund Common Stock              $0.10      250,000,000
Flexibly Managed Fund Common Stock             $0.10      250,000,000
International Equity Fund Common Stock         $0.10      250,000,000
Small Cap Value Fund Common Stock              $0.10      250,000,000
Emerging Growth Fund Common Stock              $0.10      250,000,000
Limited Maturity Bond Fund Common Stock        $0.0001    250,000,000
Growth and Income Fund Common Stock            $0.0001    250,000,000
Index 500 Fund Common Stock                    $0.0001    250,000,000
Mid Cap Growth Fund Common Stock               $0.0001    250,000,000
Mid Cap Value Fund Common Stock                $0.0001    250,000,000
Class A Common Stock                           $0.0001    250,000,000
Class B Common Stock                           $0.0001    250,000,000
Class C Common Stock                           $0.0001    250,000,000
Class D Common Stock                           $0.0001    250,000,000
Class E Common Stock                           $0.0001    250,000,000
Class F Common Stock                           $0.0001    250,000,000

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------
6 - CAPITAL STOCK (Continued)
Transactions in capital stock of Penn Series Funds, Inc. were as follows:
(Share and Dollar Amounts in Thousands)

                                                                  The Year Ended December 31, 2000:
                                                   ---------------------------------------------------------------
                                                      Received for        Shares Issued for         Paid for
                                                      Shares Sold           Reinvestment         Shares Redeemed
                                                      -----------           ------------         ---------------
                                                   Shares     Amount     Shares     Amount      Shares     Amount
                                                   ------     ------     ------     ------      ------     ------
Money Market Fund                                  257,819    $257,819      5,102     $5,102    255,454    $255,454
Quality Bond Fund                                    5,678    $ 57,443        297     $2,912      2,054    $ 21,018
High Yield Bond Fund                                 1,219    $ 10,406        756     $6,503      2,410    $ 20,740
Growth Equity Fund                                   4,352    $156,244      1,052    $37,281      1,568    $ 53,103
Large Cap Value Fund                                 1,300    $ 24,556      2,452    $45,882      4,589    $ 83,439
Flexibly Managed Fund                                1,770    $ 32,573      3,264    $56,436      7,767    $137,591
International Equity Fund                            6,470    $139,631        885    $19,948      5,637    $120,668
Small Cap Value Fund                                 1,463    $ 20,405         22       $281        738    $  9,686
Emerging Growth Fund                                 2,624    $112,242        734    $30,231      1,435    $ 55,817
Limited Maturity Bond Fund +                         1,412    $ 14,169          -          -        336    $  3,414
Growth and Income Fund +                             4,480    $ 44,807          -          -      1,036    $ 10,370
Index 500 Fund +                                    26,320    $262,850          -          -      2,815    $ 27,650
Mid Cap Growth Fund +                                6,869    $ 70,290          -          -        606    $  6,210
Mid Cap Value Fund +                                 5,872    $ 59,644          -          -        877    $  9,654

                                                                  The Year Ended December 31, 1999:
                                                   ----------------------------------------------------------------
                                                      Received for        Shares Issued for         Paid for
                                                      Shares Sold           Reinvestment         Shares Redeemed
                                                      -----------           ------------         ---------------
                                                    Shares     Amount     Shares     Amount      Shares    Amount
                                                    ------     ------     ------     ------      ------    ------
Money Market Fund                                  188,666    $188,666     2,909     $2,909     158,620   $158,620
Quality Bond Fund                                    1,479    $ 15,329         -          -       1,239   $ 12,855
High Yield Bond Fund                                 1,695    $ 15,956         -          -       1,904   $ 17,996
Growth Equity Fund                                   1,313    $ 43,595         -          -         786   $ 26,721
Value Equity Fund                                    1,101    $ 24,742         -          -       2,982   $ 67,027
Flexibly Managed Fund                                1,513    $ 29,126         -          -       6,691   $126,725
International Equity Fund                            4,438    $ 89,854         -          -       4,769   $ 98,084
Small Capitalization Fund                              878    $ 10,900         -          -         730   $  9,080
Emerging Growth Fund                                 2,067    $ 58,019         -          -         593   $ 18,797

+ For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

7 - COMPONENTS OF NET ASSETS
(Dollar Amounts in Thousands)

At December 31, 2000, Net Assets consisted of the following:

                                                  Money     Quality  High Yield   Growth     Large Cap  Flexibly  International
                                                  Market     Bond       Bond      Equity       Value     Managed     Equity
                                                  Fund       Fund       Fund       Fund        Fund       Fund        Fund
                                                  ----       ----       ----       ----        ----       ----        ----
Capital paid in ................................ $94,052    $94,513    $64,911   $282,334    $193,445   $363,418    $144,569
Undistributed net investment income (loss) .....       -          -          -          -           -         29         171
Accumulated net realized gain (loss) on
  investment transactions and foreign exchange..      (7)      (194)    (5,663)   (64,949)       (764)    (1,371)     (9,438)
Net unrealized appreciation (depreciation)
  in value of investments, futures contracts
  and foreign currency related items ...........       -      1,754     (8,098)    (1,369)     28,902     70,303      27,057
                                                 ---------------------------------------------------------------------------
    Total Net Assets ........................... $94,045    $96,073    $51,150   $216,016    $221,583   $432,379    $162,359
                                                 ===========================================================================

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------
7 - COMPONENTS OF NET ASSETS (Continued)
(Dollar Amounts in Thousands)
At December 31, 2000, Net Assets consisted of the following:

                                                 Small Cap   Emerging     Limited     Growth and      Index      Mid Cap   Mid Cap
                                                   Value      Growth   Maturity Bond    Income         500       Growth     Value
                                                    Fund       Fund        Fund+         Fund+         Fund+      Fund+     Fund+
                                                    ----       ----        -----         -----         -----      -----     -----
Capital paid in ................................ $57,579    $155,343      $10,755      $34,437      $235,200     $63,868   $49,990
Undistributed net investment income (loss) .....       -           -            -            -             -           -         -
Accumulated net realized gain (loss) on
  investment transactions and foreign exchange..     731      (4,790)           -       (5,271)         (654)     (7,420)     (203)
Net unrealized appreciation (depreciation)
  in value of investments, futures contracts
  and foreign currency related items ...........  (2,633)    (10,779)         143          933       (21,148)     (1,643)    9,751
                                                 ---------------------------------------------------------------------------------
    Total Net Assets ........................... $55,677    $139,774      $10,898      $30,099      $213,398     $54,805   $59,538
                                                 =================================================================================

+ For the period from May 1, 2000 (commencement of operations) through December
  31, 2000.

8- PURCHASES AND SALES OF INVESTMENTS
(Dollar Amounts in Thousands)

During the year ended December 31, 2000, the Funds made the following purchases and sales of portfolio securities, excluding U.S. Government and Agency Obligations and short term securities:

                                     Purchases                Sales
                                     ---------                -----
Quality Bond Fund                     $322,744                $316,804
High Yield Bond Fund                  $ 38,658                $ 41,277
Growth Equity Fund                    $991,863                $989,786
Large Cap Value Fund                  $328,385                $380,712
Flexibly Managed Fund                 $126,621                $176,582
International Equity Fund             $146,491                $129,309
Small Cap Value Fund                  $ 79,886                $ 64,025
Emerging Growth Fund                  $342,226                $289,188
Limited Maturity Bond Fund+           $ 14,556                $  8,559
Growth and Income Fund+               $ 32,123                $ 36,923
Index 500 Fund+                       $ 15,556                $  6,019
Mid Cap Growth Fund+                  $169,929                $107,639
Mid Cap Value Fund+                   $119,874                $113,068

+ For the period from May 1, 2000 (commencement of operations) through December
  31, 2000.

9- CAPITAL LOSS CARRYOVERS

Capital loss carryovers expire
as follows:

                            Money   High Yield
                           Market      Bond
                            Fund       Fund
                          ---------------------
 2001 .................     $183         $0
 2003 .................      416      1,052,436
 2004 .................       0        525,647
 2005 .................      225          0
 2006 .................      992       14,558
 2007 .................       0        861,638
 2008 .................      302      2,950,490
                          ---------------------
   Total ..............    $2,118    $5,404,769

----------------------------------------------------
REPORT OF INDEPENDENT AUDITORS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
PENN SERIES FUNDS, INC.


We have audited the statement of net assets of Penn Series Funds, Inc. (comprising, respectively, the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Growth and Income Fund, Growth Equity Fund, Large Cap Value Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Emerging Growth Fund, Small Cap Value Fund, and International Equity Fund) as of December 31, 2000, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Penn Series Funds, Inc. for the year ended December 31, 1996 included herein were audited by other auditors whose report dated February 11, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Penn Series Funds, Inc. at December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                                     /s/ Ernst & Young LLP
                                                     ------------------------
                                                     Ernst & Young

Philadelphia, Pennsylvania
January 31, 2001

PART C:  OTHER INFORMATION

ITEM 23. EXHIBITS

         (a)(1)   Articles of Incorporation -Previously filed on April 26, 1983 as Exhibit 1 to Post-Effective
                  Amendment No. 24 to this Registration Statement, and incorporated by reference to Exhibit 1 of
                  Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the
                  Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14,
                  1997.

         (a)(2)   Articles Supplementary to the Articles of Incorporation are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and
                  811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                  0000950116-00-000942) on April 21, 2000.

         (b)      By-Laws - Previously filed on August 27, 1992 as Exhibit 2 to Post-Effective Amendment No. 37 to
                  this Registration Statement, and incorporated by reference to Exhibit 2 of Post-Effective
                  Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and
                  Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

         (c)      None (outstanding shares of common stock are recorded on the books and records of the Registrant -
                  Certificates of stock are not issued).

         (d)(1)   Form of proposed Investment Advisory Agreement between the Registrant and      Independence
                  Capital Management, Inc., is incorporated by reference to Exhibit (d)(1) of Post-Effective
                  Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and
                  Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000..

         (d)(2)   Sub-Advisory Agreement between Independence Capital Management, Inc. and RS Investment Management,
                  Inc. with respect to the Emerging Growth Fund - Incorporated by reference to Exhibit 5(c) of
                  Post-Effective Amendment No. 46 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the
                  Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-000286) on February 27,
                  1998.

         (d)(3)   Form of proposed Sub-Advisory Agreement between Independence Capital Management, Inc. and Turner
                  Investment Partners, Inc. with respect to the Mid Cap Growth Fund is incorporated by reference to
                  Exhibit (d)(3) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459),
                  as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                  0000950116-00-000942) on April 21, 2000.


         (d)(4)   Form of proposed Sub-Advisory Agreement between Independence Capital Management, Inc. and Putnam
                  Management LLC. with respect to the Large Cap Value Fund is incorporated by reference to Exhibit
                  (d)(4) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April
                  21, 2000.

         (d)(5)   Form of proposed Sub-Advisory Agreement between Independence Capital Management, Inc. and Wells
                  Capital Management, Incorporated with respect to the Index 500 Fund is incorporated by reference to
                  Exhibit (d)(5) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as
                  filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on
                  April 21, 2000.

         (d)(6)   Form of proposed Sub-Advisory Agreement between Independence Capital Management and Neuberger Berman
                  Management Inc. with respect to the Mid Cap Value Fund is incorporated by reference to Exhibit (d)(6)
                  of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the
                  Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

         (d)(7)   Form of proposed Sub-Advisory Agreement between Independence Capital Management, Inc. and Royce &
                  Associates, Inc. with respect to the Small Cap Value Fund is incorporated by reference to Exhibit
                  (a)(2) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April
                  21, 2000.

         (d)(8)   Sub-Advisory Agreement between Independence Capital Management, Inc. and T. Rowe Price Associates,
                  Inc. with respect to the Flexibly Managed and High Yield Bond Funds - Incorporated by reference to the Registrant's Post-Effective Amendment No. 47 as filed with the Securities and Exchange
                  Commission via EDGAR (Accession No. 0000950116-99-000315) on February 26, 1999.

         (d)(9)   Sub-Advisory Agreement between Independence Capital Management, Inc. and Vontobel USA Inc. with respect to the International Equity Fund - Incorporated by reference to the Registrant's
                  Post-Effective Amendment No. 47 as filed with the Securities and Exchange Commission via EDGAR
                  (Accession No. 000950116-99-000315) on February 26, 1999.


        (e)       None. Common stock of the Registrant is sold only to The Penn Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

        (f)       None.

        (g)(1)(a) Amended and Restated Custodian Agreement between the Registrant and Provident National Bank. -
                  Previously filed on April 26, 1993 as Exhibit 8(a) to Post-Effective Amendment No. 38 to this
                  Registration Statement, and incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No.
                  44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange
                  Commission via EDGAR (Accession #0000950109-97-001341) on February 14, 1997.

        (g)(1)(b) Amended Appendix A to the Amended and Restated Custodian Agreement between the Registrant and
                  Provident National Bank is incorporated by reference to Exhibit (g)(1)(b) of Post-Effective Amendment
                  No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange
                  Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.


        (g)(2)    Form of Foreign Custody Manager Agreement between the Registrant and PNC Bank - Incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 46 on Form N-1A (File Nos. 2-77284 and
                  811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                  0001036050-98-000286) on February 27, 1998.

        (h)(1)    Administrative and Corporate Services Agreement between the Registrant and The Penn Mutual Life
                  Insurance Company is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No.
                  49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange
                  Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

        (h)(2)    Accounting Services Agreement between the Registrant and Provident Financial Processing Corporation -
                  Previously filed on March 10, 1990 as Exhibit 9(b) to Post-Effective Amendment No. 33 to this
                  Registration Statement, and incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No.
                  44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange
                  Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

        (h)(3)    Agreement between the Registrant and Provident Financial Processing Corporation on fees for services under Accounting Services Agreement - Previously filed on February 24, 1995 as Exhibit 9(c) to
                  Post-Effective Amendment No. 43 to this Registration Statement, and incorporated by reference to
                  Exhibit 9(c) of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as
                  filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on
                  February 14, 1997.


         (i)      Opinion and Consent of Morgan, Lewis & Bockius LLP - Filed herewith.

         (j)      Consent of Ernst & Young LLP - Filed herewith.

         (k)      None.

         (l)      None.

         (m)      None.

         (n)      Not applicable.

         (o)      None.

         (p)(1)   Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(1)
                  of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21,
                  2000.

         (p)(2)   Code of Ethics for Independence Capital Management, Inc.is incorporated by reference to Exhibit
                  (p)(2) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on
                  April 21, 2000.

         (p)(3)   Code of Ethics for RS Investment Management, Inc.is incorporated by reference to Exhibit (p)(3)
                  of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21,
                  2000.

         (p)(4)   Code of Ethics for Turner Investment Partners, Inc. is incorporated by reference to Exhibit (p)(4)
                  of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21,
                  2000.

         (p)(5)   Code of Ethics for Putnam Management, Inc. is incorporated by reference to Exhibit (p)(5) of
                  Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the
                  Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21,
                  2000.

         (p)(6)   Code of Ethics for Wells Capital Management, Incorporated is incorporated by reference to Exhibit
                  (p)(6) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on
                  April 21, 2000.


         (p)(7)   Code of Ethics for Neuberger Berman Management, Inc. is incorporated by reference to Exhibit
                  (p)(7) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on
                  April 21, 2000.

         (p)(8)   Code of Ethics for Royce & Associates, Inc. is incorporated by reference to Exhibit (p)(8) of
                  Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the
                  Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21,
                  2000.

         (p)(9)   Code of Ethics for T. Rowe Price Associates, Inc. is incorporated by reference to Exhibit (p)(9)
                  of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21,
                  2000.

         (p)(10)  Code of Ethics for Vontobel U.S.A. Inc. is incorporated by reference to Exhibit (p)(10) of
                  Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the
                  Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21,
                  2000.

         (q)      Powers of Attorney of Directors - Incorporated by reference to the Registrant's Post-Effective
                  Amendment No. 47 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                  0000950116-99-000315) on February 26, 1999.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         The Penn Mutual Life Insurance Company ("Penn Mutual") is the owner of 100% of the outstanding common stock of the Registrant. For further information on the ownership of the outstanding common stock of the Registrant, see "Voting Rights" in the Prospectus and "Ownership of Shares" in the Statement of Additional Information, which are incorporated hereunder by reference.

         Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Penn Insurance and Annuity Company, a Delaware corporation.

         Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Independence Capital Management., Inc., a Pennsylvania corporation, and registered investment adviser.

         Penn Mutual is the record and beneficiary owner of 100% of the outstanding common stock of The Penn Janney Fund, Inc. Penn Janney Fund, Inc. is a Pennsylvania corporation and invests in new business.

         Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Pennsylvania Trust Company, a Pennsylvania corporation.

         Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Independence Square Properties, Inc., a holding corporation incorporated in Delaware.

         Independence Square Properties, Inc. is the record and beneficial owner of 100% of the outstanding common stock of the following corporations:
         Indepro Corp. and WPI Investment Company, both Delaware corporations.

         Indepro Corp. is the record and beneficial owner of 100% of the outstanding common stock of Indepro Property Fund I Corp., Indepro Property Fund II Corp., Commons One Corp. and West Hazleton, Inc., all Delaware corporations.

         Independence Square Properties, Inc. is the record and beneficial owner of 100% of the outstanding common stock of Janney Montgomery Scott LLC, a Delaware corporation, and Hornor, Townsend & Kent, Inc., a Pennsylvania corporation.

         Janney Montgomery Scott LLC is the record and beneficial owner of 100% of the outstanding common stock of the following corporations: JMS Resources, Inc., a Pennsylvania corporation; JMS Investor Services, Inc., a Delaware corporation; and Janney Montgomery Scott Insurance Agency Inc., a Massachusetts corporation..

         Penn Mutual and Janney Montgomery Scott LLC each is the record and beneficial owner of a subscription agreement for 50% of the common stock of Penn Janney Advisory, Inc., a Pennsylvania corporation.

ITEM 25. INDEMNIFICATION

         Article VII, Section (3) of the Articles of Incorporation of the Registrant provides generally that directors and officers of the Registrant shall be indemnified by the Registrant to the full extent permitted by Maryland law and by the Investment Company Act of 1940, now or hereinafter in force.

         Article VI, Section (2) of the By-laws of the Registrant provides: Any person who was or is a party or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the General Laws of the State of Maryland now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

         T. ROWE PRICE ASSOCIATES, INC.

         Listed below are the directors, executive officers and managing directors of T. Rowe Price Associates, Inc. (the "Manager") who have other substantial businesses, professions, vocations, or employment aside from that of Director of the Manager.



Name and Current
 Position with
 T. Rowe Price                 Other Business and Connections
Associates Inc.                  During the Past Two Years              Address
---------------                  -------------------------              -------
James E. Halbkat, Jr.,         President of U.S. Monitor          P. O. Box 23109
Director of the Manager        Corporation, a provider of         Hilton Head Island, SC 29925
                               public response systems.

Donald B. Hebb, Jr.            Managing General Partner of ABS    One South Street
Director of the Manager        Capital Partners                   25th Floor
                                                                  Baltimore, MD 21202

Richard L. Menschel,           Limited partner of The Goldman     2nd Floor
Director of the Manager        Sachs Group, L.P., an investment   85 Broad Street
                               banking firm.                      New York, NY  10004

Robert L. Strickland,          Retired Chairman of Lowe's         Suite 604
Director of the Manager        Companies, Inc., a retailer of     2000 W. First Street
                               speciality home supplies, as of    Winston-Salem, NC  27104
                               January 31, 1998 and continues
                               to serve as a Director.  He is
                               also a Director of Hannaford
                               Bros., Co., a food retailer.

Philip C. Walsh                Retired mining industry            Pleasant Valley
Director of the Manager        executive.                         Peapack, NJ  07977

Anne Marie Whittemore          Partner of the law firm of         One James Center
Director of the Manager        McGuire, Woods, Battle & Boothe    Richmond, VA  23219
                               L.L.P. and a Director of Owens &
                               Minor, Inc., Fort James
                               Corporation and Albemarle
                               Corporation.

With the exception of Messrs. Halbkat, Hebb, Menschel, Strickland and Walsh and Mrs. Whittemore, all of the following directors of the Manager are employees of the Manager.




 Name and Current
  Position with
  T. Rowe Price                                Other Business and Connections
 Associates Inc.                                  During the Past Two Years
 ---------------                                  -------------------------

Edward C. Bernard              Director and President of T.Rowe Price Insurance Agency, Inc.
Director and Managing          and T.Rowe Price Investment Services, Inc.; Director of T.
Director of the Manager        Rowe Price Services, Inc.; Vice President of TRP Distribution,
                               Inc.

Henry H. Hopkins,              Director of T. Rowe Price Insurance Agency, Inc.; Vice
Director and Managing          President and Director of T. Rowe Price (Canada), Inc., T.
Director of the Manager        Rowe Price Investment Services, Inc., T. Rowe Price Services,
                               Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe
                               Price Trust Company, TRP Distribution, Inc., and TRPH
                               Corporation; Director of T. Rowe Price Insurance Agency, Inc.;
                               Vice President of Price-Fleming, T. Rowe Price Real Estate
                               Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T.
                               Rowe Price Stable Asset Management, Inc., and T. Rowe Price
                               Strategic Partners Associates, Inc.


 Name and Current
  Position with
  T. Rowe Price                                Other Business and Connections
 Associates Inc.                                  During the Past Two Years
 ---------------                                  -------------------------
James A.C. Kennedy, III        President and Director of T. Rowe Price Strategic Partners
Director and Managing          Associates, Inc.; Director and Vice President of T. Rowe Price
Director of the Manager        Threshold Fund Associates, Inc.

John H. Laporte, Jr.,
Director and Managing
Director of the Manager

William T. Reynolds,           Chairman of the Board of T. Rowe Price Stable Asset
Director and Managing          Management, Inc.; Director of TRP Finance, Inc.
Director of the Manager

James S. Riepe,                Chairman of the Board and President of T. Rowe Price Trust
Vice Chairman of the Board,    Company; Chairman of the Board of T. Rowe Price (Canada),
Director, and Managing         Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price
Director of the Manager        Investment Technologies, Inc., T. Rowe Price Retirement Plan
                               Services, Inc., and T. Rowe Price Services, Inc.; Director of
                               T.Rowe Price International, T. Rower Price Insurance Agency,
                               Inc. and TRPH Corporation; Director and President of TRP
                               Distribution, Inc., TRP Suburban Second, Inc., and TRP
                               Suburban, Inc.; and Director and Vice President of T. Rowe
                               Price Stable Asset Management, Inc.

George A. Roche,               Chairman of the Board of TRP Finance, Inc.; Director of T.
Chairman of the Board,         Rowe Price International, T. Rowe Price Retirement Plan
President, and Managing        Services, Inc., and T. Rowe Price Strategic Partners, Inc.;
Director of the Manager        and Director and Vice President of T. Rowe Price Threshold
                               Fund Associates, Inc., TRP Suburban Second, Inc., and TRP
                               Suburban, Inc.

Brian C. Rogers,               Vice President of T. Rowe Price Trust Company
Director and Managing
Director of the Manager

M. David Testa,                Director, T. Rowe Price International; President and Director
Vice Chairman of the Board,    of T. Rowe Price (Canada), Inc.; Director and Vice President
Chief Investment Officer,      of T. Rowe Price Trust Company; and Director of TRPH
and Managing Director of the   Corporation
Manager

Martin G. Wade                 Chairman of T. Rowe Price International
Director and Managing
Director of the Manager


         Executive Officers:
         -------------------



 Name and Current
  Position with
  T. Rowe Price                                Other Business and Connections
 Associates Inc.                                  During the Past Two Years
 ---------------                                  -------------------------
Michael A. Goff,               Director and the President of T. Rowe Price Investment
Managing Director of the       Technologies, Inc.
Manager

Charles E. Vieth,              Director and President of T. Rowe Price Retirement Plan
Managing Director of the       Services, Inc.; Director and Vice President of T. Rowe Price
Manager                        Investment Services, Inc. and T. Rowe Price Services, Inc.;
                               Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price
                               Trust Company, and TRP Distribution, Inc.

         Managing Directors:
         -------------------

 Name and Current
  Position with
  T. Rowe Price                                Other Business and Connections
 Associates Inc.                                  During the Past Two Years
 ---------------                                  -------------------------
Preston G. Athey,
Managing Director of the
Manager

Brian W.H. Berghuis,
Managing Director of the
Manager

Stephen W. Boesel,             Vice President of T. Rowe Price Trust Company
Managing Director of the
Manager

John H. Cammack                Vice President of T. Rowe Price Investment Services, Inc. and
Managing Director              T. Rowe Price Trust Company

Gregory A. McCrickard,         Vice President of T. Rowe Price Trust Company
Managing Director of the
Manager


 Name and Current
  Position with
  T. Rowe Price                                Other Business and Connections
 Associates Inc.                                  During the Past Two Years
 ---------------                                  -------------------------

Mary J. Miller,
Managing Director of the
Manager

Charles A. Morris,
Managing Director of the
Manager

Nancy M. Morris                Vice Presdient of T. Rowe Price International, T. Rowe Price
Managing Direcotr of the       Investment Services, Inc., and T. Rowe Price Stable Asset
Manager                        Management, Inc.; Director and Vice President of T. Rowe Price
                               Savings Bank and T. Rowe Price Trust Company.

George A. Murnaghan,           Executive Vice President of T. Rowe Price International; Vice
Managing Director of the       President of T. Rowe Price Investment Services, Inc. and T.
Manager                        Rowe Price Trust Company

Maria Nalywayko
Managing Director of the
Manager

Edmund M. Notzon, III,         Vice President of T. Rowe Price Trust Company
Managing Director of the
Manager

Wayne D. O'Melia,              Director and President of T. Rowe Price Services, Inc.; Vice
Managing Director of the       President of T. Rowe Price Trust Company
Manager

Larry J. Puglia,               Vice President of T. Rowe Price (Canada), Inc.
Managing Director of the
Manager

John R. Rockwell,              Director and Senior Vice President of T. Rowe Price Retirement
Managing Director of the       Plan Services, Inc.; Director and Vice President of T. Rowe
Manager                        Price Stable Asset Management, Inc. and T. Rowe Price Trust
                               Company; Vice President of T. Rowe Price Investment Services,
                               Inc.

 Name and Current
  Position with
  T. Rowe Price                                Other Business and Connections
 Associates Inc.                                  During the Past Two Years
 ---------------                                  -------------------------

R. Todd Ruppert,               President and Director of TRPH Corporation; Vice President of
Managing Director of the       T. Rowe Price Retirement Plan Services, Inc. and T. Rowe Price
Manager                        Trust Company

Robert W. Smith,               Vice President of T.Rowe Price International
Managing Director of the
Manager

William J. Stromberg,
Managing Director of the
Manager

Mark J. Vaselkiv               Vice President of T. Rowe Price Recover Fund Associates, Inc.
Managing Director of the       and T. Rowe Price Recovery Fund II Associates, L.L.C.
Manager

Richard T. Whitney,            Vice President of T. Rowe Price International and T. Rowe
Managing Director of the       Price Trust Company
Manager

INDEPENDENCE CAPITAL MANAGEMENT, INC.

   Name and Current
   Position with
Independence Capital                       Other Business and Connections
   Management, Inc.                           During the Past Two Years
   ----------------                           -------------------------
Peter M. Sherman,               Chairman, President and Chief Executive Officer of
President, Chief Executive      Independence Capital Management, Inc., Horsham, PA; Executive
Officer and Director            Vice President and Chief Investment Officer of The Penn
                                Mutual Life Insurance Company, Horsham, PA.

Robert E. Chappell,             Director of Independence Capital Management, Inc., Horsham,
Director                        PA; Chairman and Chief Executive Officer of The Penn Mutual
                                Life Insurance Company, Horsham, PA

Richardson T. Merriman,         Senior Vice President of Independence Capital Management,
Senior Vice President and       Inc., Radnor, PA; President, Chief Executive Officer and
Director                        Chief Investment Officer of The Pennsylvania Trust Company,
                                Radnor, PA

Barbara S. Wood,                Vice President, Controller, Treasurer and Secretary of
Vice President, Controller,     Independence Capital Management, Inc., Radnor, PA; Vice
Treasurer and Secretary         President and Treasurer of The Pennsylvania Trust Company,
                                Radnor, PA; Senior Vice President and Treasurer of Hornor,
                                Townsend & Kent, Inc., Horsham, PA. (July 1995 to December
                                1999).


VONTOBEL USA INC.

 Name and Current
   Position with                                 Other Business Connections During the
 Vontobel USA Inc.                                          Past Two Years
 -----------------                                          --------------
Beat Naegeli                            Chairman, Vontobel Asset Management AG, Zurich,
Chairman                                Switzerland
                                        Chairman, Vontobel Funds Services AG, Zurich,
                                        Switzerland
                                        Director, Vontobel Fund Management, SA, Luxembourg

Walter Kaeser                           Executive Director, Vontobel Holding AG, Zurich,
Vice Chairman                           Switzerland
                                        Executive Board Member, Bank
                                        Vontobel AG, Zurich, Switzerland
                                        Supervisory Board Member, Vontobel
                                        Bank AG, Salzburg and Vienna,
                                        Austria Director, Vontobel Asset
                                        Management AG, Zurich, Switzerland
                                        Director, Vontobel Securities AG,
                                        New York, NY

Heinrich Schlegel                       None
Director, President & CEO

Urs Ernst                               Executive Board Member, Bank Vontobel AG, Zurich,
Director                                Switzerland

Joseph F. Mastoloni                     None
Vice President & Compliance Officer



         Vontobel Funds, Inc. is a registered investment company, incorporated under the laws of Maryland, comprising five fund series for which Vontobel USA Inc. serves as investment adviser.

RS INVESTMENT MANAGEMENT, INC.

 Name and Current Position with          Other Business Connections During the
 RS Investment Management, Inc.                      Past Two Years
 ------------------------------                      --------------
David James Evans, III,
Portfolio Manager and Secretary

George Randall Hecht,                  Executive V.P., COO and Limited Partner of
Director and President                 Robertson, Stephens & Company, L.P.; President and
                                       CEO of Robertson Stephens Investment Trust;
                                       Trustee of Robertson Stephens Investment Trust.

James Lawrence Callinan,               Portfolio Manager, Putnam Investments.
President, Chief Investment Officer
andPortfolio Manager

NEUBERGER BERMAN MANAGEMENT INC.


              Name and Current Position with                         Other Business Connections During the
            Neuberger Berman Management, Inc.                                   Past Two Years
            ---------------------------------                                   --------------


                   Robert Gendelman                                    Managing Director, Neuberger Berman LLC
                   Vice President

                   Michael Kassen                                      Executive Vice President, Chief
                   Chairman and Director                               Investment Officer and Director,
                                                                       Neuberger Berman, Inc.  Executive
                                                                       Vice President and Chief Investment
                                                                       Officer, Neuberger Berman, LLC

                   Jeffrey B. Lane                                     President, Chief Executive Officer
                   Director                                            and Director, Neuberger Berman Inc.
                                                                       and Neuberger Berman, LLC


                   Robert Matza                                        Executive Vice President, Chief
                   Executive Vice President and Chief                  Administrative Officer and
                   Administrative Officer, Neuberger                   Director, Neuberger Berman, Inc.
                   Berman


                   Heidi L. Schneider                                  Executive Vice President and
                   Director                                            Director, Neuberger Berman, LLC

                   Peter E. Sundman                                    Executive Vice President and
                   President and Director                              Director, Neuberger Berman Inc.;
                                                                       Chief Operating Officer, Neuberger
                                                                       Berman LLC

                   Matthew Stadler                                     Senior Vice President and CFO,
                   Senior Vice President and Chief                     Neuberger Berman, Inc. and
                   Financial Officer                                   Neuberger Berman, LLC; CFO for
                                                                       Sherwood Securitie National
                                                                       Discount Brokers and Santander
                                                                       Investment Securities

                   Brian Gaffney                                       Managing Director Neuberger Berman, LLC
                   Senior Vice President

                   Robert Conti                                        Vice President, Neuberger Berman, LLC
                   Senior Vice President


         The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York, 10158.

         TURNER INVESTMENT PARTNERS

                 Name and Position with                              Other Business Connections During the
                Turner Investment Partners                                      Past Two Years
                --------------------------                                      --------------

                   Stephen J. Kneeley                                  Registered Representative, SEI
                   Chief Operating Officer, Secretary,                 Investments Distribution Co., Oaks PA
                   President                                           Trustee, The Chesapeake Funds, Chadds Ford, PA


                   Janet Rader Rote                                    Registered Representative, SEI
                   Director of Compliance                              Investments Distribution Co., Oaks, PA

                 Name and Position with                              Other Business Connections During the
                Turner Investment Partners                                      Past Two Years
                --------------------------                                      --------------


                   John H. Grady, Jr.                                  None
                   General Counsel and Chief Legal Officer


                   Thomas R. Trala                                     None
                   CFO, Treasurer

                   Mark D. Turner                                      None
                   Vice Chairman, Director of Fixed Income


                   Robert E. Turner, Jr.                               Trustee, Bradley University,  Peoria, IL
                   Chairman, CIO                                       Trustee, Episcopal Academy, Berwyn, PA


         The principal address of Turner Investment Partners is 1235 Westlakes Drive, Suite 350, Berwyn, PA, 19312.


         PUTNAM MANAGEMENT LLC


                  Name and Position with                             Other Business Connections During the
                 Putnam Management, Inc.                                        Past Two Years
                 -----------------------                                        --------------

                   Lauren Allansmith                                   None
                   Senior Vice President


                   Blake Anderson                                      Trustee, Salem Female Charitable Society, Salem, MA.
                   Managing Director


                   Robert R. Beck                                      Director, Charles Bridge  Publishing, Watertown, MA;
                   Senior Vice President                               Board of Overseers, Beth Israel Deaconess Medical Center,
                                                                       Boston MA.


                   Carl. D Bell                                        None
                   Vice President

                   Richard L. Block                                    None
                   Senior Vice President

                   Jeffrey M. Bray                                     None
                   Vice President

                   David J. Buckle                                     None
                   Vice President

                   Ronald J. Bukovac                                   None
                   Vice President

                   Robert W. Burke                                     Member-Executive Committee, The Ridge Club, Sandwich, MA;
                   Senior Managing Director                            Member-Advisory Board, Cathedral High School, Boston, MA.

                   Richard P. Cervone                                  None
                   Vice President

                  Name and Position with                             Other Business Connections During the
                 Putnam Management, Inc.                                        Past Two Years
                 -----------------------                                        --------------
                   Jack P. Chang                                       None
                   Senior Vice President

                   Bihua Chen                                          None
                   Assistant Vice President

                   C. Beth Cotner                                      Director, The Lyric Stage Theater, Boston MA.
                   Senior Vice President

                   Stephen P. Cotto                                    None
                   Assistant Vice President

                   Joseph F. Cushing                                   None
                   Assistant Vice President

                   John R.S. Cutler                                    Member, Burst Media, L.L.C., Burlington, MA
                   Vice President

                   Kenneth Daly                                        President, Andover River Rd. TMA, River Road
                   Managing Director                                   Transportation Management Association, Andover MA.

                   Michael W. Davis                                    None
                   Vice President

                   Donna M. Daylor                                     None
                   Vice President

                   John C. Delano                                      None
                   Assistant Vice President

                   Edwin M. Denson                                     None
                   Vice President

                   Ralph C. Derbyshire                                 None
                   Senior Vice President

                   Michael G. Dolan                                    Chairman-Finance Council. St. Mary's Parish,
                   Assistant Vice President                            Melrose, MA; Member, School Advisory Board,
                                                                       St. Mary's School, Melrose, MA.

                   Mark E. Dow                                         None
                   Vice President

                   Emily Durbin                                        Board of Directors, Family Service, Inc.,
                   Vice President                                      Lawrence, MA.

                   Karnig H. Durgarian                                 Board Member, EBRI, Suite 600, Washington, DC;
                   Managing Director                                   Trustee, American Assembly, Washington DC.

                   Nathan Eigerman                                     Trustee, Flower Hill Trust, Boston  MA.
                   Senior Vice President

                   Lisa V. Emerick                                     None
                   Vice President


                  Name and Position with                             Other Business Connections During the
                 Putnam Management, Inc.                                        Past Two Years
                 -----------------------                                        --------------
                   Irene M. Esteves                                    Board of Director Member, American Management Association
                   Managing Director                                   Finance Council, New York, NY; Board of Director Member,
                                                                       First Night Boston, Boston, MA; Board of Director Member,
                                                                       SC Johnson Commercial Markets, Stutevant, WI; Board of
                                                                       Director Member, Massachusetts Taxpayers Foundation,
                                                                       Boston, MA; Board of Director Member, Mrs. Bairds
                                                                       Bakeries, Fort Worth, TX.

                   Ian Ferguson                                        Trustee, Park School, Brookline, MA.
                   Senior Managing Director

                   John Ferry                                          None
                   Vice President

                   Edward R. Finch                                     None
                   Vice President

                   Kate Fleisher                                       None
                   Vice President

                   Henrietta Fraser                                    Manager, Fleming Investment Management,
                   Vice President                                      London, U.K.

                   Karen T. Frost                                      None
                   Senior Vice President

                   Stephen C. Gibbs                                    None
                   Vice President

                   Ken S. Gordon                                       None
                   Vice President

                   J. Peter Grant                                      Trustee, The Dover Church, Dover, MA.
                   Senior Vice President

                   Patrice Graviere                                    None
                   Senior Vice President

                   Paul E. Haagensen                                   Director, Haagensen Research Foundation,
                   Senior Vice President                               New York, NY.

                   Nigel P. Hart                                       None
                   Senior Vice President

                   Deborah R. Healey                                   Corporator, New England Baptist Hospital, Boston MA;
                   Senior Vice President                               Director, NEB Enterprises, Boston MA.

                   Yoshiro Iino                                        None
                   Vice President

                   Marianne P. Isgur                                   None
                   Assistant Vice President

                   Jeffrey Kaufman                                     None
                   Senior Vice President

                  Name and Position with                             Other Business Connections During the
                 Putnam Management, Inc.                                        Past Two Years
                 -----------------------                                        --------------
                   Ira C. Kalus-Bystricky                              None
                   Vice President

                   Hiroshi Kato                                        None
                   Vice President

                   Kevin Keleher                                       None
                   Assistant Vice President

                   Catherine Kennedy                                   None
                   Vice President

                   Jeffrey K. Kerrigan                                 None
                   Assistant Vice President

                   David R. King                                       None
                   Vice President

                   William P. King                                     None
                   Vice President

                   Deborah F. Kuenstner                                Director, Board of Pensions,
                   Managing Director                                   Presbyterian Church, Philadephia, PA.

                   Thomas J. Kurey                                     None
                   Senior Vice President

                   Linda Lane                                          Member, American Society for Training & Development,
                   Assistant Vice President                            Stoughton, MA

                   Coleman N. Lannum, III                              None
                   Senior Vice President

                   Leonard LaPorta, Jr.                                None
                   Vice President

                   Lawrence J. Lasser                                  Director, Marsh & McLennan Companies, Inc., New York, NY;
                   President, Director and Chief Executive             Board of Governors and Executive Committee,
                                                                       Investment Company Institute, Washington, DC; Board of
                                                                       Overseers, Museum of Fine Arts, Boston, MA; Trustee, Beth
                                                                       Israel Deaconess Medical Center, Boston Ma; Member of the
                                                                       Council on Foreign Relations, New York, NY; member of the
                                                                       Board of Directors of the United Way of Massachusetts
                                                                       Bay, Boston, MA; Trustee of the Vineyard Open Land
                                                                       Foundation, Vineyard Haven, MA.

                   Maura W. Leddy                                      None
                   Vice President

                   Richard Leibovitch                                  Managing Director, J.P. Morgan, New York, NY.
                   Managing Director

                   Craig S. Lewis                                      None
                   Vice President

                  Name and Position with                             Other Business Connections During the
                 Putnam Management, Inc.                                        Past Two Years
                 -----------------------                                        --------------

                   Geirulv Lode                                        None
                   Senior Vice President

                   Wan Yun Lui                                         Quantitative Analyst, T. Rowe Price Associates, Inc.,
                   Assistant Vice President                            Baltimore, MD.

                   Elizabeth M. MacElwee Jones                         None
                   Senior Vice President

                   Saba S. Malak                                       None
                   Vice President

                   Kevin Maloney                                       Institutional Director, Financial Management Association,
                   Managing Director                                   University of South Florida, College of
                                                                       Business Administration, Tampa, FL.

                   Jabaz Mathai                                        None
                   Assistant Vice President

                   Bridget McCavoy                                     None
                   Vice President

                   Paul McHugh                                         None
                   Vice President

                   Krishna Memani                                      Principal, Morgan Stanley & Co., New York, NY.
                   Managing Director

                   Paul K. Michaud                                     None
                   Vice President

                   Christopher G. Miller                               None
                   Vice President

                   William H. Miller                                   None
                   Senior Vice President

                   Jeanne L. Mockard                                   Trustee, The Bryn Mawr School, Baltimore, MD.
                   Senior Vice President

                   Gerard I. Moore                                     None
                   Vice President

                   Donald E. Mullin                                    Corporate Representative and Board Member,
                   Senior Vice President                               Delta Dental Plan of Massachusetts, Medford, MA.

                   Kenneth W. Murphy, Jr.                              None
                   Assistant Vice President

                   Kimberly A.M. Page Nauen                            None
                   Vice President

                   Stephen S. Oler                                     None
                   Senior Vice President

                   Stephen M. Oristaglio                               None
                   Senior Managing Director

                  Name and Position with                             Other Business Connections During the
                 Putnam Management, Inc.                                        Past Two Years
                 -----------------------                                        --------------
                   Kerry M. Owens                                      None
                   Assistant Vice President

                   Margery C. Parker                                   None
                   Senior Vice President

                   William Perry                                       None
                   Vice President

                   Randolph Petralia                                   None
                   Senior Vice President

                   Keith Plapinger                                     Chairman and Trustee, Adent School, Boston MA.
                   Vice President

                   Charles E. Porter                                   Trustee, Anatolia College, Boston MA;
                   Executive Vice President                            Governor, Handel & Hayden Society, Boston, MA.

                   Quintin R.S. Price                                  Corporate Development Director,
                   Managing Director                                   The Boots Company PLC, Nottingham, England.

                   George Putnam                                       Chairman and Director, Putnam Mutual Funds Corp;
                   Chairman and Director                               Director, The Boston Company, Inc., Boston MA;
                                                                       Director, Boston Safe Deposit & Trust Company, Boston,
                                                                       MA; Director, Freeport-McMoran, Inc., New York, NY;
                                                                       Director, General Mills, Inc., Minneapolis, MN; Director,
                                                                       Houghton Mifflin Company, Boston, MA; Director, Marsh &
                                                                       McLennan Companies, Inc., New York, NY; Director,
                                                                       Rockefeller Group, Inc., New York, NY; Trustee,
                                                                       Massachusetts General Hospital Boston, MA; McLean
                                                                       Hospital, Belmont, MA; The Colonial Williamsburg
                                                                       Foundation, Williamsburg VA; The Museum of Fine Arts,
                                                                       Boston, MA; WGBH Foundation, Boston, MA; The Nature
                                                                       Conservancy, Boston, MA; Trustee, The Jackson Laboratory,
                                                                       Bar Harbor, ME.

                   Robert A. Piepenburg                                None
                   Vice President

                   James A. Polk                                       None
                   Vice President

                   Elizabeth Price                                     None
                   Assistant Vice President

                   Edward Qian                                         None
                   Vice President

                   Keith Quinton                                       Director, Eleazar, Inc., Hanover, NH.
                   Senior Vice President

                   Nadine McQueen-Reed                                 Key Account Executive, Fidelity Investments, Kent, England.
                   Assistant Vice President

                   Thomas V. Reilly                                    Trustee, Knox College, Galesburg, IL.
                   Managing Director

                  Name and Position with                             Other Business Connections During the
                 Putnam Management, Inc.                                        Past Two Years
                 -----------------------                                        --------------
                   Marc J. Ritenhouse                                  None
                   Vice President

                   Kevin J. Rogers                                     None
                   Senior Vice President

                   Oliver Rudigoz                                      None
                   Vice President

                   Michael V. Salm                                     None
                   Vice President

                   Preeti Sayana                                       None
                   Assistant Vice President

                   Saied Simozar                                       None
                   Senior Vice President

                   Robert J. Schoen                                    None
                   Assistant Vice President

                   Justin M. Scott                                     Director, DSI Proprieties (Neja) Ltd.,
                   Managing Director                                   Reydon, Essex, England.

                   Max S. Senter                                       General Partner, M.S. Senter & Sons Partnership,
                   Senior Vice President                               Raleigh, NC.

                   Raj Ken Sharma                                      None
                   Vice President

                   Jean I. Sievert                                     Vice President, Saloman Smith Barney,
                   Senior Vice President                               New York, NY.

                   Gordon H. Silver                                    Trustee, Wang Center for the
                   Managing Director                                   Performing Arts, Boston, MA.

                   David M. Silk                                       Member of the Board of Directors,
                   Senior Vice President                               Jobs for Bay State Graduates, North Andover, MA.

                   Steven Spiegel                                      Director, Ultra Diamond and Gold Outlet,
                   Senior Managing Director                            Chicago, IL; Director, FACES New York University
                                                                       Medical Center, New York, NY; Trustee,
                                                                       Babson College, Wellesley, MA.

                   James St. John                                      None
                   Assistant Vice President

                   Loren Michael Starr                                 None
                   Managing Director

                   Michael P. Stack                                    None
                   Senior Vice President

                   Toshifumi Sugimoto                                  None
                   Senior Vice President

                   Robert E. Sweeney                                   None
                   Vice President

                  Name and Position with                             Other Business Connections During the
                 Putnam Management, Inc.                                        Past Two Years
                 -----------------------                                        --------------
                   Judith H. Swirbalus                                 None
                   Vice President

                   John C. Talanian                                    Member of the Board of Directors,
                   Managing Director                                   the Japan Society of Boston, Boston, MA.

                   Nicole J. Thorpe                                    None
                   Assistant Vice President

                   Robert J. Toner                                     None
                   Assistant Vice President

                   John R. Tonkin                                      None
                   Assistant Vice President

                   Robert J. Ullman                                    None
                   Assistant Vice President

                   Scott G. Vierra                                     None
                   Vice President

                   Vincent Vliebergh                                   None
                   Vice President

                   David L. Waldman                                    None
                   Managing Director

                   Dierdre West-Smith                                  Trustee, St. James Condo Association,
                   Assistant Vice President                            Roxbury, MA.

                   Toshifumi Sugimoto                                  None
                   Senior Vice President

                   Eric Wetlaufer                                      President and Member of the Board of Directors,
                   Managing Director                                   The Boston Security Analysts Society, Inc., Boston MA.

                   Edward F. Whalen                                    Member of the Board of Directors,
                   Senior Vice President                               Hockomock Area YMCA, North Attleboro, MA

                   Richard P. Wyke                                     Director, Salem YMCA, Salem, MA.
                   Senior Vice President


         The principal address of Putnam Investments is 1 Post Office Square, Boston, MA, 02109.

         WELLS CAPITAL MANAGEMENT, INCORPORATED

                 Name and Position with                               Other Business Connections During
          Wells Capital Management, Incorporated                              the Past Two Years
          --------------------------------------                              ------------------

                   Jim Paulsen                                         None
                   Chief Investment Officer

                   Robert Bissell                                      None
                   President and Chief Executive Officer

                   Monica Poon                                         None
                   Chief Compliance Officer

                 Name and Position with                               Other Business Connections During
          Wells Capital Management, Incorporated                              the Past Two Years
          --------------------------------------                              ------------------
                   Jose Casas                                          None
                   Chief Operating Officer


                   Larry Fernandes                                     None
                   Managing Director

                   Bill Jackson                                        None
                   Managing Director

                   Stephen Galiani                                     None
                   Managing Director


                   Madeleine Gish                                      None
                   Senior Principal


                   Sallie Clements                                     Human Resources Manager,
                   Vice President                                      Wells Fargo Bank, N.A.


                   Melvin Lindsey                                      None
                   Managing Director

                   Clark Messman                                       None
                   Chief Legal Officer

                   Brian Mulligan                                      None
                   Managing Director

                   Thomas O'Malley                                     None
                   Managing Director


                   David Hoyt                                          None
                   Director

                   Katherine Schapiro                                  None
                   Managing Director


                   Gary Schlossberg                                    None
                   Economist



         ROYCE AND ASSOCIATES

                 Name and Position with                                   Other Business Connections
                 Royce & Associates, Inc.                                  During the Past Two Years
                 ------------------------                                  -------------------------
                   Charles Royce                                       None
                   President, Managing Director & Treasurer


                   Jack E. Fockler, Jr.                                None
                   Managing Director and Vice President

                   William W. George                                   None
                   Managing Director, Senior Portfolio Manager and
                   Vice President

                   Daniel A. O'Byrne                                   None
                   Vice President

Item 27.         Principal Underwriters

                 Not Applicable.

Item 28.         Location of Accounts and Records

                 Penn Series Funds, Inc.
                 600 Dresher Road
                 Horsham, PA  19044

                 PFPC Inc.
                 Bellevue Corporate Center
                 103 Bellevue Parkway
                 Wilmington, DE 19809

                 T. Rowe Price Associates, Inc.
                 100 E. Pratt Street
                 Baltimore, MD 21202

                 Morgan, Lewis & Bockius  LLP
                 1701 Market Street
                 Philadelphia, PA  19103-2921

                 Independence Capital Management, Inc.
                 600 Dresher Road
                 Horsham, PA  19044

                 Vontobel USA Inc.
                 450 Park Avenue
                 New York, NY  10022


Item 29.         Management Services

                 Not applicable.

Item 30.         Undertakings

                 The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and certifies that it has duly caused this Post-Effective Amendment No. 50 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Horsham, Commonwealth of Pennsylvania on the4th day of April, 2001


                                              PENN SERIES FUNDS, INC.


                                              By:/s/ Peter M. Sherman
                                                 -------------------------------
                                                   Peter M. Sherman, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement of the Registrant has been signed below by the following persons in the capacities indicated on the 4th day of April, 2001.


Signature                                       Title

/s/ Peter M. Sherman                            President (Principal Executive
-----------------------------------------       Officer)
Peter M. Sherman

/s/ Steven M. Herzberg                          Treasurer (Principal
-----------------------------------------       Financial Officer)
Steven M. Herzberg

/s/ Ann M. Strootman                            Controller (Principal
-----------------------------------------       Accounting Officer)
Ann M. Strootman


*  EUGENE BAY                                   Director

*  JAMES S. GREENE                              Director

*  ROBERT E. CHAPPELL                           Director

*  WILLIAM H. LOESCHE, JR.                      Director

*  M. DONALD WRIGHT                             Director

*  LARRY L. MAST                                Director

*  DANIEL J. TORAN                              Director


*  By: /s/ Robert E. Chappell
       ------------------------------------
       Robert E. Chappell, Attorney-In-Fact

                                  EXHIBIT INDEX
                                  -------------

EDGAR
Exhibit
Number            Description
------            -----------

                  (a)(1) Articles of Incorporation -Previously filed on April 26, 1983 as Exhibit 1 to Post-Effective Amendment No. 24 to this Registration Statement, and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.


                  (a)(2) Articles Supplementary - incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21,
                           2000.


                  (b)      By-Laws - Previously filed on August 27, 1992 as
                           Exhibit 2 to Post-Effective Amendment No. 37 to this Registration Statement, and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14,
                           1997.

                  (c) None (outstanding shares of common stock are recorded on the books and records of the Registrant - Certificates of stock are not issued).


                  (d)     (1)  Form of Investment Advisory Agreement between the
                           Registrant and Independence Capital Management, Inc.
                           - Incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21,
                           2000.


                           (2) Sub-Advisory Agreement between Independence
                               Capital Management, Inc. and RS Investment
                               Management, Inc. with respect to the Emerging Growth Fund - Incorporated by reference to
                               Exhibit 5(c) of Post-Effective Amendment No. 46 on Form N-1A (File Nos. 2-77284 and 811-03459),
                               as filed with the Securities and Exchange
                               Commission via EDGAR (Accession No.
                               0001036050-98-000286) on February 27, 1998.


                           (3) Form of Sub-Advisory Agreement between
                               Independence Capital Management, Inc. and Turner Investment Partners, Inc. with respect to the Mid Cap Growth Fund Form of Investment Advisory Agreement between the Registrant and Independence Capital Management, Inc. - Incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

                           (4) Form of Sub-Advisory Agreement Independence
                               Capital Management Inc. and Putnam Management, Inc. with respect to the Large Cap Value Fund - Incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21,
                               2000.

                           (5) Form of Sub-Advisory Agreement between
                               Independence Capital Management, Inc. and Wells Capital Management, with respect to the Index 500 Fund - Incorporated by reference to Exhibit
                               (d)(5) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on
                               April 21, 2000.

                           (6) Form of Sub-Advisory Agreement between
                               Independence Capital Management and Neuberger Berman Management, Inc. with respect to the Mid Cap Value Fund -Incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on
                               April 21, 2000.

                           (7) Form of proposed Sub-Advisory Agreement between
                               Independence Capital Management, Inc. and Royce & Associates, Inc. with respect to the Small Cap Value Fund -Incorporated by reference to Exhibit
                               (d)(7) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on
                               April 21, 2000.


                           (8) Sub-Advisory Agreement between Independence
                               Capital Management, Inc. and T. Rowe Price
                               Associates, Inc. with respect to the Flexibly Managed and High Yield Bond Funds - Incoporated by reference to the Registrant's Post-Effective Amendment No. 46 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000315) on February 26, 1999.

                           (9) Sub-Advisory Agreement between Independence
                               Capital Management, Inc. and Vontobel USA Inc. with respect to the International Equity Fund - Incorporated by reference to the Registrant's Post Effective Amendment No. 47 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000315) on February
                               26, 1999.

                  (e) None. Common stock of the Registrant is sold only to The Penn Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

                  (f)      None.

                  (g)      (1)  (a)  Amended and Restated Custodian Agreement
                                     between the Registrant and Provident
                                     National Bank - Previously filed on April
                                     26, 1993 as Exhibit 8(a) to Post-Effective
                                     Amendment No. 38 to this Registration
                                     Statement, and incorporated by reference to
                                     Exhibit 8(a) of Post-Effective Amendment
                                     No. 44 on Form N-1A (File Nos. 2-77284 and
                                     811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-97-001341) on
                                     February 14, 1997.


                  (g)      (1)  (b)  Amended Appendix A to the Amended and
                                     Restated Custodian Agreement between the
                                     Registrant and Provident National Bank
                                     - Incorporated by reference to Exhibit
                                     (g)(1)(b)) of Post-Effective Amendment No.
                                     49 on Form N-1A (File Nos 2-77284 and
                                     811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21,
                                     2000.

                           (2) Form of Foreign Custody Manager Agreement between the Registrant and PNC Bank - Incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 46 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-000286) on February
                                27, 1998.


                  (h)     (1)   Administrative and Corporate Services Agreement
                                between the Registrant and The Penn Mutual Life
                                Insurance Company - incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No.
                                49 on Form N-1A (File Nos 2-77284 and 811-03459)
                                as filed with the Securities and Exchange
                                Commission via EDGAR (Accession No.
                                0000950116-00-000942) on April 21, 2000.


                           (2) Accounting Services Agreement between the Registrant and Provident Financial Processing Corporation - Previously filed on March 10, 1990 as Exhibit 9(b) to Post-Effective Amendment No. 33 to this Registration Statement, and incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February
                                14, 1997.

                           (3) Agreement between the Registrant and Provident Financial Processing Corporation on fees for services under Accounting Services Agreement - Previously filed on February 24, 1995 as Exhibit 9(c) to Post-Effective Amendment No. 43 to this Registration Statement, and incorporated by reference to Exhibit 9(c) of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

                  (i) Opinion and Consent of Morgan, Lewis & Bockius LLP - Filed herewith.

                  (j)     Consent of Ernst & Young LLP - Filed herewith.

                  (k)     None.

                  (l)     None.

                  (m)     None.

                  (n)     None.

                  (o)     None.


                  (p)     (1)   Code of Ethics for the Registratnt- incorporated
                                by reference to Exhibit (p)(1) of Post-Effective
                                Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                0000950116-00-000942) on April 21, 2000.

                           (2)  Code of Ethics for Independence Capital
                                Management, Inc.- Incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459)
                                as filed with the Securities and Exchange
                                Commission via EDGAR (Accession No.
                                0000950116-00-000942) on April 21, 2000.

                           (3) Code of Ethics for RS Investment Management, Inc.-Incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April
                                21, 2000.

                           (4) Code of Ethics for Turner Investment Partners, Inc.-Incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April
                                21, 2000.

                           (5)  Code of Ethics for Putnam Management,
                                Inc.-Incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April
                                21, 2000.

                           (6) Code of Ethics for Wells Capital Management, Incorporated.-Incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459)
                                as filed with the Securities and Exchange
                                Commission via EDGAR (Accession No.
                                0000950116-00-000942) on April 21, 2000.

                           (7) Code of Ethics for Neuberger Berman Management, Inc.-incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April
                                21, 2000.

                           (8) Code of Ethics for Royce & Associate, Inc.- Incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April
                                21, 2000.

                           (9) Code of Ethics for T. Rowe Price Associates, Inc.-Incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April
                                21, 2000.

                           (10) Code of Ethics for Vontobel Usa Inc.-
                                Incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 49 on Form N-1A (File Nos 2-77284 and 811-03459) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April
                                21, 2000.



                  (q) Powers of Attorney of Directors - Incorporated by reference to the Registrant's Post-Effective Amendment No. 47 as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                          0000950116-99-000315) on February 26, 1999.